UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Canada Fund

July 31, 2010

1.804819.106

CAN-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 2.1%
Magna International, Inc. Class A (sub. vtg.)	1,098,300	$ 81,767,498
Hotels, Restaurants & Leisure - 0.7%
Tim Hortons, Inc.	810,300	27,679,848
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.) (e)	400,000	13,529,841
Media - 1.9%
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	9,441,121
Quebecor, Inc. Class B (sub. vtg.)	750,000	25,463,301
Thomson Reuters Corp.	1,050,000	39,264,556
		74,168,978
Multiline Retail - 1.0%
Dollarama, Inc.	864,200	21,572,423
Dollarama, Inc. (f)	764,575	19,085,553
		40,657,976
Textiles, Apparel & Luxury Goods - 3.0%
Gildan Activewear, Inc. (a)	3,741,000	115,110,492
lululemon athletica, Inc. (a)(d)	75,000	3,112,505
		118,222,997
TOTAL CONSUMER DISCRETIONARY		356,027,138
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Cott Corp. (a)	50,000	299,625
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,551,100	32,336,274
Loblaw Companies Ltd.	50,000	2,123,158
Metro, Inc. Class A (sub. vtg.)	900,000	38,470,743
		72,930,175
TOTAL CONSUMER STAPLES		73,229,800
ENERGY - 24.8%
Oil, Gas & Consumable Fuels - 24.8%
Baytex Energy Trust	850,000	26,873,875
Cameco Corp.	100,000	2,546,816
Canadian Natural Resources Ltd.	3,450,000	118,809,281
Cenovus Energy, Inc.	2,100,000	59,141,982
Crescent Point Energy Corp. (d)	1,083,400	39,933,874
Enbridge, Inc.	3,108,900	151,339,419
EnCana Corp.	900,000	27,517,875
Gran Tierra Energy, Inc. (a)	1,300,000	7,297,048
Keyera Facilities Income Fund	958,402	26,748,921
Niko Resources Ltd.	295,000	31,820,225
Pacific Rubiales Energy Corp. (a)	2,300,000	55,175,835
PetroBakken Energy Ltd. (f)	138,900	3,047,031
PetroBakken Energy Ltd. Class A (d)	1,022,978	22,440,930

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	1,100,000	$ 45,318,352
Progress Energy Resources Corp. (d)	2,000,000	24,145,143
Suncor Energy, Inc.	5,757,600	189,819,606
Talisman Energy, Inc.	8,500,000	145,118,926
		977,095,139
FINANCIALS - 24.0%
Commercial Banks - 20.1%
Bank of Montreal (d)	1,979,300	121,055,101
Bank of Nova Scotia	2,700,000	135,505,618
Canadian Imperial Bank of Commerce	1,144,600	78,611,567
National Bank of Canada	600,000	34,431,636
Royal Bank of Canada	4,140,000	216,353,714
Toronto-Dominion Bank (d)	2,915,800	207,519,751
		793,477,387
Insurance - 1.4%
Intact Financial Corp. (d)	650,000	29,618,172
Intact Financial Corp. (f)	241,100	10,986,064
Manulife Financial Corp.	400,000	6,358,286
Sun Life Financial, Inc.	300,000	8,440,099
		55,402,621
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	38,872,513
Brookfield Properties Corp.	2,500,000	37,696,386
		76,568,899
Thrifts & Mortgage Finance - 0.5%
Genworth MI Canada, Inc.	760,100	19,402,718
TOTAL FINANCIALS		944,851,625
HEALTH CARE - 5.4%
Health Care Technology - 2.9%
SXC Health Solutions Corp. (a)(e)	1,651,617	113,176,615
Pharmaceuticals - 2.5%
Biovail Corp.	4,497,157	98,216,036
Cardiome Pharma Corp. (a)	200,000	1,638,212
		99,854,248
TOTAL HEALTH CARE		213,030,863
INDUSTRIALS - 7.7%
Airlines - 0.4%
Air Canada Class A (a)(e)	7,000,000	14,776,983
Commercial Services & Supplies - 2.2%
IESI-BFC Ltd.	3,850,000	87,078,652
Road & Rail - 4.7%
Canadian National Railway Co.	2,850,000	179,298,118
Contrans Group, Inc.:
(sub. vtg.) (f)	708,400	6,167,790
Class A	170,100	1,481,001
		186,946,909
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Finning International, Inc.	750,000	$ 14,431,636
TOTAL INDUSTRIALS		303,234,180
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.3%
Research In Motion Ltd. (a)	210,000	12,081,301
Computers & Peripherals - 0.6%
Apple, Inc. (a)	70,000	18,007,500
Smart Technologies, Inc. Class A (a)	354,300	5,431,945
		23,439,445
Electronic Equipment & Components - 0.4%
Celestica, Inc. (sub. vtg.) (a)	1,600,000	14,226,373
Internet Software & Services - 0.4%
Open Text Corp. (a)	443,740	17,564,843
IT Services - 2.3%
CGI Group, Inc. Class A (sub. vtg.) (a)	6,490,000	92,808,989
Software - 0.7%
MacDonald Dettwiler & Associates Ltd. (a)	563,700	26,321,903
TOTAL INFORMATION TECHNOLOGY		186,442,854
MATERIALS - 17.0%
Chemicals - 1.9%
Potash Corp. of Saskatchewan, Inc.	700,000	73,278,856
Metals & Mining - 14.6%
Consolidated Thompson Iron Mines Ltd. (a)	2,500,000	20,039,885
Detour Gold Corp. (a)	850,000	19,812,248
Detour Gold Corp. (a)(f)	380,000	8,857,240
Eldorado Gold Corp.	6,870,000	111,609,514
Goldcorp, Inc.	3,500,000	137,214,845
Grande Cache Coal Corp. (a)(e)	5,900,000	32,084,245
IAMGOLD Corp.	1,600,000	25,230,799
Osisko Mining Corp. (a)	2,200,000	27,822,365
Red Back Mining, Inc. (a)	3,150,000	79,734,423
Silver Wheaton Corp. (a)	2,075,900	39,157,256
Teck Resources Ltd. Class B (sub. vtg.) (d)	1,400,000	49,288,390
Western Coal Corp. (a)	833,400	3,405,107
Yamana Gold, Inc.	2,400,000	22,576,974
		576,833,291
Paper & Forest Products - 0.5%
Sino-Forest Corp. (a)	1,200,000	18,479,498
TOTAL MATERIALS		668,591,645

	Shares	Value
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.8%
BCE, Inc.	1,300,000	$ 39,773,335
TELUS Corp.	800,000	31,659,127
		71,432,462
Wireless Telecommunication Services - 2.6%
Rogers Communications, Inc. Class B (non-vtg.) (d)	2,900,000	100,856,073
TOTAL TELECOMMUNICATION SERVICES		172,288,535
TOTAL COMMON STOCKS (Cost $3,260,426,160)		3,894,791,779
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.24% (b)	97,942,735	97,942,735
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	253,726,060	253,726,060
TOTAL MONEY MARKET FUNDS (Cost $351,668,795)		351,668,795
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $3,612,094,955)	4,246,460,574
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(305,155,228)
NET ASSETS - 100%	$ 3,941,305,346
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,143,678 or 1.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,337
Fidelity Securities Lending Cash Central Fund	3,508,041
Total	$ 3,568,378
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 14,776,983
Dorel Industries, Inc. Class B (sub. vtg.)	-	13,015,944	-	134,618	13,529,841
Grande Cache Coal Corp.	-	40,052,532	7,131,858	-	32,084,245
SXC Health Solutions Corp.	16,519,740	85,589,390	-	-	113,176,615
Total	$ 16,519,740	$ 147,491,067	$ 7,131,858	$ 134,618	$ 173,567,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $3,633,109,754. Net unrealized appreciation aggregated $613,350,820, of which $690,149,389 related to appreciated investment securities and $76,798,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Advisor Canada Fund

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.103

ACAN-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 2.1%
Magna International, Inc. Class A (sub. vtg.)	1,098,300	$ 81,767,498
Hotels, Restaurants & Leisure - 0.7%
Tim Hortons, Inc.	810,300	27,679,848
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.) (e)	400,000	13,529,841
Media - 1.9%
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	9,441,121
Quebecor, Inc. Class B (sub. vtg.)	750,000	25,463,301
Thomson Reuters Corp.	1,050,000	39,264,556
		74,168,978
Multiline Retail - 1.0%
Dollarama, Inc.	864,200	21,572,423
Dollarama, Inc. (f)	764,575	19,085,553
		40,657,976
Textiles, Apparel & Luxury Goods - 3.0%
Gildan Activewear, Inc. (a)	3,741,000	115,110,492
lululemon athletica, Inc. (a)(d)	75,000	3,112,505
		118,222,997
TOTAL CONSUMER DISCRETIONARY		356,027,138
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Cott Corp. (a)	50,000	299,625
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,551,100	32,336,274
Loblaw Companies Ltd.	50,000	2,123,158
Metro, Inc. Class A (sub. vtg.)	900,000	38,470,743
		72,930,175
TOTAL CONSUMER STAPLES		73,229,800
ENERGY - 24.8%
Oil, Gas & Consumable Fuels - 24.8%
Baytex Energy Trust	850,000	26,873,875
Cameco Corp.	100,000	2,546,816
Canadian Natural Resources Ltd.	3,450,000	118,809,281
Cenovus Energy, Inc.	2,100,000	59,141,982
Crescent Point Energy Corp. (d)	1,083,400	39,933,874
Enbridge, Inc.	3,108,900	151,339,419
EnCana Corp.	900,000	27,517,875
Gran Tierra Energy, Inc. (a)	1,300,000	7,297,048
Keyera Facilities Income Fund	958,402	26,748,921
Niko Resources Ltd.	295,000	31,820,225
Pacific Rubiales Energy Corp. (a)	2,300,000	55,175,835
PetroBakken Energy Ltd. (f)	138,900	3,047,031
PetroBakken Energy Ltd. Class A (d)	1,022,978	22,440,930

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	1,100,000	$ 45,318,352
Progress Energy Resources Corp. (d)	2,000,000	24,145,143
Suncor Energy, Inc.	5,757,600	189,819,606
Talisman Energy, Inc.	8,500,000	145,118,926
		977,095,139
FINANCIALS - 24.0%
Commercial Banks - 20.1%
Bank of Montreal (d)	1,979,300	121,055,101
Bank of Nova Scotia	2,700,000	135,505,618
Canadian Imperial Bank of Commerce	1,144,600	78,611,567
National Bank of Canada	600,000	34,431,636
Royal Bank of Canada	4,140,000	216,353,714
Toronto-Dominion Bank (d)	2,915,800	207,519,751
		793,477,387
Insurance - 1.4%
Intact Financial Corp. (d)	650,000	29,618,172
Intact Financial Corp. (f)	241,100	10,986,064
Manulife Financial Corp.	400,000	6,358,286
Sun Life Financial, Inc.	300,000	8,440,099
		55,402,621
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	38,872,513
Brookfield Properties Corp.	2,500,000	37,696,386
		76,568,899
Thrifts & Mortgage Finance - 0.5%
Genworth MI Canada, Inc.	760,100	19,402,718
TOTAL FINANCIALS		944,851,625
HEALTH CARE - 5.4%
Health Care Technology - 2.9%
SXC Health Solutions Corp. (a)(e)	1,651,617	113,176,615
Pharmaceuticals - 2.5%
Biovail Corp.	4,497,157	98,216,036
Cardiome Pharma Corp. (a)	200,000	1,638,212
		99,854,248
TOTAL HEALTH CARE		213,030,863
INDUSTRIALS - 7.7%
Airlines - 0.4%
Air Canada Class A (a)(e)	7,000,000	14,776,983
Commercial Services & Supplies - 2.2%
IESI-BFC Ltd.	3,850,000	87,078,652
Road & Rail - 4.7%
Canadian National Railway Co.	2,850,000	179,298,118
Contrans Group, Inc.:
(sub. vtg.) (f)	708,400	6,167,790
Class A	170,100	1,481,001
		186,946,909
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Finning International, Inc.	750,000	$ 14,431,636
TOTAL INDUSTRIALS		303,234,180
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.3%
Research In Motion Ltd. (a)	210,000	12,081,301
Computers & Peripherals - 0.6%
Apple, Inc. (a)	70,000	18,007,500
Smart Technologies, Inc. Class A (a)	354,300	5,431,945
		23,439,445
Electronic Equipment & Components - 0.4%
Celestica, Inc. (sub. vtg.) (a)	1,600,000	14,226,373
Internet Software & Services - 0.4%
Open Text Corp. (a)	443,740	17,564,843
IT Services - 2.3%
CGI Group, Inc. Class A (sub. vtg.) (a)	6,490,000	92,808,989
Software - 0.7%
MacDonald Dettwiler & Associates Ltd. (a)	563,700	26,321,903
TOTAL INFORMATION TECHNOLOGY		186,442,854
MATERIALS - 17.0%
Chemicals - 1.9%
Potash Corp. of Saskatchewan, Inc.	700,000	73,278,856
Metals & Mining - 14.6%
Consolidated Thompson Iron Mines Ltd. (a)	2,500,000	20,039,885
Detour Gold Corp. (a)	850,000	19,812,248
Detour Gold Corp. (a)(f)	380,000	8,857,240
Eldorado Gold Corp.	6,870,000	111,609,514
Goldcorp, Inc.	3,500,000	137,214,845
Grande Cache Coal Corp. (a)(e)	5,900,000	32,084,245
IAMGOLD Corp.	1,600,000	25,230,799
Osisko Mining Corp. (a)	2,200,000	27,822,365
Red Back Mining, Inc. (a)	3,150,000	79,734,423
Silver Wheaton Corp. (a)	2,075,900	39,157,256
Teck Resources Ltd. Class B (sub. vtg.) (d)	1,400,000	49,288,390
Western Coal Corp. (a)	833,400	3,405,107
Yamana Gold, Inc.	2,400,000	22,576,974
		576,833,291
Paper & Forest Products - 0.5%
Sino-Forest Corp. (a)	1,200,000	18,479,498
TOTAL MATERIALS		668,591,645

	Shares	Value
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.8%
BCE, Inc.	1,300,000	$ 39,773,335
TELUS Corp.	800,000	31,659,127
		71,432,462
Wireless Telecommunication Services - 2.6%
Rogers Communications, Inc. Class B (non-vtg.) (d)	2,900,000	100,856,073
TOTAL TELECOMMUNICATION SERVICES		172,288,535
TOTAL COMMON STOCKS (Cost $3,260,426,160)		3,894,791,779
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.24% (b)	97,942,735	97,942,735
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	253,726,060	253,726,060
TOTAL MONEY MARKET FUNDS (Cost $351,668,795)		351,668,795
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $3,612,094,955)	4,246,460,574
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(305,155,228)
NET ASSETS - 100%	$ 3,941,305,346
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,143,678 or 1.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,337
Fidelity Securities Lending Cash Central Fund	3,508,041
Total	$ 3,568,378
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 14,776,983
Dorel Industries, Inc. Class B (sub. vtg.)	-	13,015,944	-	134,618	13,529,841
Grande Cache Coal Corp.	-	40,052,532	7,131,858	-	32,084,245
SXC Health Solutions Corp.	16,519,740	85,589,390	-	-	113,176,615
Total	$ 16,519,740	$ 147,491,067	$ 7,131,858	$ 134,618	$ 173,567,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $3,633,109,754. Net unrealized appreciation aggregated $613,350,820, of which $690,149,389 related to appreciated investment securities and $76,798,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

China Region Fund

July 31, 2010

1.804836.106

HKC-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.6%
Minth Group Ltd.	7,354,000	$ 11,039,284
Automobiles - 1.1%
Brilliance China Automotive Holdings Ltd. (a)	4,994,000	2,083,110
BYD Co. Ltd. (H Shares)	884,800	6,088,518
Dongfeng Motor Group Co. Ltd. (H Shares)	7,076,000	9,874,971
Great Wall Motor Co. Ltd. (H Shares)	1,412,000	2,814,002
		20,860,601
Distributors - 2.5%
Li & Fung Ltd.	10,510,000	48,169,424
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,211,845
Hotels, Restaurants & Leisure - 1.7%
Ctrip.com International Ltd. sponsored ADR (a)	573,700	23,097,162
SJM Holdings Ltd.	10,897,000	9,609,842
		32,707,004
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	6,585,500	5,434,574
Media - 0.0%
Charm Communications, Inc. ADR	13,100	85,019
Multiline Retail - 1.7%
Far East Department Stores Co. Ltd.	12,231,820	11,988,044
Golden Eagle Retail Group Ltd. (H Shares)	2,596,000	6,169,573
Maoye International Holdings Ltd.	35,968,000	14,725,232
		32,882,849
Specialty Retail - 1.4%
Belle International Holdings Ltd.	5,085,000	7,842,716
Chow Sang Sang Holdings International Ltd.	2,500,000	4,937,238
GOME Electrical Appliances Holdings Ltd. (a)	27,734,000	9,604,694
Huiyin Household Appliances Holdings Co. Ltd.	15,664,000	3,932,385
		26,317,033
Textiles, Apparel & Luxury Goods - 1.4%
Anta Sports Products Ltd.	2,418,000	4,270,996
Li Ning Co. Ltd.	2,697,000	8,888,729
Texwinca Holdings Ltd.	9,314,000	9,532,835
Trinity Ltd.	4,310,000	2,768,832
		25,461,392
TOTAL CONSUMER DISCRETIONARY		205,169,025

	Shares	Value
CONSUMER STAPLES - 4.0%
Beverages - 0.1%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	578,000	$ 2,370,013
Food & Staples Retailing - 1.1%
Dairy Farm International Holdings Ltd.	2,642,400	20,293,632
Food Products - 1.8%
Asian Citrus Holdings Ltd.	8,442,803	6,097,731
China Agri-Industries Holding Ltd.	3,147,000	3,561,266
China Mengniu Dairy Co. Ltd.	2,326,000	7,231,786
Tingyi (Cayman Islands) Holding Corp.	4,950,000	12,554,232
Want Want China Holdings Ltd.	5,577,000	4,365,389
		33,810,404
Personal Products - 1.0%
Hengan International Group Co. Ltd.	2,155,500	18,564,911
TOTAL CONSUMER STAPLES		75,038,960
ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
China Coal Energy Co. Ltd. (H Shares)	5,348,000	7,463,446
China Petroleum & Chemical Corp. (H Shares)	26,100,000	21,062,526
CNOOC Ltd.	37,343,000	62,937,193
CNPC (Hong Kong) Ltd.	6,980,000	9,093,994
PetroChina Co. Ltd. (H Shares)	24,580,000	28,116,567
Sino Prosper State Gold Resources Holdings, Ltd. (a)	79,370,000	1,839,279
SouthGobi Energy Resources Ltd.	351,000	4,432,971
		134,945,976
FINANCIALS - 41.1%
Capital Markets - 1.5%
China Vanke Co. Ltd. Class A (UBS Warrant Programme) warrants 7/15/13 (a)	1,219,300	1,491,955
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	1,209,300	4,958,576
Yuanta Financial Holding Co. Ltd.	38,078,000	21,308,205
		27,758,736
Commercial Banks - 18.1%
Bank of China Ltd. (H Shares)	120,075,000	63,380,431
BOC Hong Kong (Holdings) Ltd.	21,210,500	54,449,613
China Construction Bank Corp. (H Shares)	96,357,000	81,749,941
China Merchants Bank Co. Ltd. (H Shares)	12,012,464	32,089,942
Chinatrust Financial Holding Co. Ltd.	6,964,601	4,180,394
E.Sun Financial Holdings Co. Ltd.	8,932,410	4,146,816
Hang Seng Bank Ltd.	356,800	4,942,604
HSBC Holdings PLC (Hong Kong)	972,800	9,959,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Industrial & Commercial Bank of China (Asia) Ltd.	600,000	$ 1,780,496
Industrial & Commercial Bank of China Ltd. (H Shares)	98,930,000	75,526,862
Mega Financial Holding Co. Ltd.	8,480,000	5,076,733
Standard Chartered PLC (United Kingdom)	195,056	5,635,154
		342,918,172
Diversified Financial Services - 4.0%
China Everbright Ltd.	4,008,000	10,448,922
Fubon Financial Holding Co. Ltd.	12,393,000	15,226,101
Hong Kong Exchanges and Clearing Ltd.	3,125,100	51,377,569
		77,052,592
Insurance - 7.0%
Cathay Financial Holding Co. Ltd.	15,648,000	24,655,231
China Life Insurance Co. Ltd. (H Shares)	15,738,000	70,343,161
CNinsure, Inc. ADR	38,600	910,188
PICC Property & Casualty Co. Ltd. (H Shares) (a)	12,882,000	13,035,406
Ping An Insurance Group Co. China Ltd. (H Shares)	2,803,000	23,221,506
		132,165,492
Real Estate Management & Development - 10.5%
Cheung Kong Holdings Ltd.	2,073,000	25,046,804
China Overseas Land & Investment Ltd.	5,487,920	11,756,548
China Resources Land Ltd.	4,232,000	8,978,868
E-House China Holdings Ltd. ADR sponsored ADR (d)	249,600	4,068,480
Farglory Land Development Co. Ltd.	1,416,000	2,815,400
Hang Lung Properties Ltd.	3,738,000	15,592,044
Henderson Land Development Co. Ltd.	2,625,000	16,339,717
Kerry Properties Ltd.	3,378,000	17,025,903
Midland Holdings Ltd.	4,368,000	4,110,728
New World Development Co. Ltd.	6,853,000	12,245,850
Poly (Hong Kong) Investments Ltd.	9,553,000	11,523,864
Shimao Property Holdings Ltd.	9,905,500	19,001,217
Sinyi Realty, Inc.	1,179,370	1,777,120
Sun Hung Kai Properties Ltd.	3,239,000	47,579,002
Wharf Holdings Ltd.	391,000	2,139,363
		200,000,908
TOTAL FINANCIALS		779,895,900
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
China Shineway Pharmaceutical Group Ltd.	2,843,000	7,576,453
INDUSTRIALS - 8.9%
Airlines - 1.5%
Air China Ltd. (H Shares) (a)	13,374,000	15,341,144

	Shares	Value
Cathay Pacific Airways Ltd.	3,189,000	$ 7,102,633
China Eastern Airlines Corp. Ltd. (a)	8,028,000	4,495,887
China Southern Airlines Ltd. (H Shares) (a)	4,302,000	2,076,923
		29,016,587
Building Products - 0.3%
China Liansu Group Holdgs Ltd. (a)	17,124,000	5,820,066
Electrical Equipment - 1.1%
China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	3,553,143
Dongfang Electric Corp. Ltd. (d)	3,411,000	11,724,969
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,737,000	4,651,381
		19,929,493
Industrial Conglomerates - 2.4%
Far Eastern Textile Ltd.	18,140,420	21,068,124
Hutchison Whampoa Ltd.	1,801,000	11,894,599
Shanghai Industrial Holdings Ltd.	2,674,000	12,186,624
		45,149,347
Machinery - 1.0%
China International Marine Containers Co. Ltd. (B Shares)	6,324,499	9,208,894
Haitian International Holdings Ltd.	12,874,000	9,795,345
		19,004,239
Marine - 1.0%
Orient Overseas International Ltd. (a)	1,174,000	9,174,355
Shun Tak Holdings Ltd.	17,692,000	10,044,637
		19,218,992
Transportation Infrastructure - 1.6%
China Merchant Holdings International Co. Ltd.	1,228,000	4,647,982
Cosco Pacific Ltd.	7,136,000	9,738,217
Zhejiang Expressway Co. Ltd. (H Shares)	17,218,000	16,248,206
		30,634,405
TOTAL INDUSTRIALS		168,773,129
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.2%
O-Net Communications Group Ltd. (a)	18,314,000	8,346,516
Vtech Holdings Ltd.	1,031,000	10,963,708
ZTE Corp. (H Shares)	925,930	2,962,261
		22,272,485
Computers & Peripherals - 1.6%
Acer, Inc.	2,301,108	6,172,257
HTC Corp.	1,302,000	23,933,599
		30,105,856
Electronic Equipment & Components - 7.6%
AU Optronics Corp.	7,798,090	7,394,793
Chroma ATE, Inc.	1,818,000	3,654,471
Coretronic Corp.	6,526,000	9,088,966
Delta Electronics, Inc.	1,347,000	4,653,177
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
HLS Systems International Ltd. (a)(d)	285,600	$ 2,787,456
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,277,225	57,577,555
Kingboard Chemical Holdings Ltd.	2,618,000	12,116,781
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	321,650	127,956
Kingboard Laminates Holdings Ltd.	4,226,000	4,194,716
Nan Ya Printed Circuit Board Corp.	667,000	2,731,598
Tripod Technology Corp.	3,001,820	11,448,911
Unimicron Technology Corp.	13,437,000	22,389,749
WPG Holding Co. Ltd.	3,052,000	6,306,751
		144,472,880
Internet Software & Services - 3.7%
G-Resources Group Ltd. (a)	50,256,000	2,588,014
Sina Corp. (a)	146,100	6,250,158
Tencent Holdings Ltd.	3,193,400	61,545,153
		70,383,325
Semiconductors & Semiconductor Equipment - 2.8%
Macronix International Co. Ltd.	8,126,000	5,423,684
MediaTek, Inc.	767,794	10,405,274
Taiwan Semiconductor Manufacturing Co. Ltd.	19,519,796	37,748,519
		53,577,477
TOTAL INFORMATION TECHNOLOGY		320,812,023
MATERIALS - 3.8%
Chemicals - 2.6%
China BlueChemical Ltd. (H shares)	12,244,000	7,850,032
Formosa Plastics Corp.	8,070,250	16,878,460
Nan Ya Plastics Corp.	4,473,000	7,886,743
Taiwan Fertilizer Co. Ltd.	4,637,000	12,843,711
Yingde Gases Group Co. Ltd.	3,180,000	3,119,614
		48,578,560
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	2,456,000	8,584,538
Metals & Mining - 0.7%
Xingda International Holdings Ltd.	12,842,000	8,663,287
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,435,000	5,266,559
		13,929,846
Paper & Forest Products - 0.1%
China Forestry Holdings Co. Ltd.	4,358,000	1,739,273
TOTAL MATERIALS		72,832,217

	Shares	Value
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	9,508,000	$ 12,980,494
Wireless Telecommunication Services - 3.8%
China Mobile (Hong Kong) Ltd.	5,636,000	57,273,451
SOFTBANK CORP.	509,600	15,242,302
		72,515,753
TOTAL TELECOMMUNICATION SERVICES		85,496,247
UTILITIES - 0.7%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,854,000	4,387,064
Independent Power Producers & Energy Traders - 0.5%
China Power New Egy Development Co. Ltd. (a)	20,060,000	2,066,044
China Resources Power Holdings Co. Ltd.	3,324,600	7,259,120
		9,325,164
TOTAL UTILITIES		13,712,228
TOTAL COMMON STOCKS (Cost $1,504,676,374)		1,864,252,158
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.24% (b)	39,117,394	39,117,394
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,202,417	5,202,417
TOTAL MONEY MARKET FUNDS (Cost $44,319,811)		44,319,811
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,548,996,185)		1,908,571,969
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,042,820)
NET ASSETS - 100%		$ 1,898,529,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,839
Fidelity Securities Lending Cash Central Fund	393,354
Total	$ 435,193
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 205,169,025	$ 205,169,025	$ -	$ -
Consumer Staples	75,038,960	72,668,947	2,370,013	-
Energy	134,945,976	22,829,690	112,116,286	-
Financials	779,895,900	668,141,020	86,752,878	25,002,002
Health Care	7,576,453	7,576,453	-	-
Industrials	168,773,129	168,773,129	-	-
Information Technology	320,812,023	275,668,711	45,143,312	-
Materials	72,832,217	72,832,217	-	-
Telecommunication Services	85,496,247	15,242,302	70,253,945	-
Utilities	13,712,228	13,712,228	-	-
Money Market Funds	44,319,811	44,319,811	-	-
Total Investments in Securities:	$ 1,908,571,969	$ 1,566,933,533	$ 316,636,434	$ 25,002,002
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,338,816)
Cost of Purchases	3,514,702
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	22,826,116
Transfers out of Level 3	-
Ending Balance	$ 25,002,002
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (1,338,816)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,556,826,365. Net unrealized appreciation aggregated $351,745,604, of which $397,947,629 related to appreciated investment securities and $46,202,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.102

AHKC-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.6%
Minth Group Ltd.	7,354,000	$ 11,039,284
Automobiles - 1.1%
Brilliance China Automotive Holdings Ltd. (a)	4,994,000	2,083,110
BYD Co. Ltd. (H Shares)	884,800	6,088,518
Dongfeng Motor Group Co. Ltd. (H Shares)	7,076,000	9,874,971
Great Wall Motor Co. Ltd. (H Shares)	1,412,000	2,814,002
		20,860,601
Distributors - 2.5%
Li & Fung Ltd.	10,510,000	48,169,424
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,211,845
Hotels, Restaurants & Leisure - 1.7%
Ctrip.com International Ltd. sponsored ADR (a)	573,700	23,097,162
SJM Holdings Ltd.	10,897,000	9,609,842
		32,707,004
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	6,585,500	5,434,574
Media - 0.0%
Charm Communications, Inc. ADR	13,100	85,019
Multiline Retail - 1.7%
Far East Department Stores Co. Ltd.	12,231,820	11,988,044
Golden Eagle Retail Group Ltd. (H Shares)	2,596,000	6,169,573
Maoye International Holdings Ltd.	35,968,000	14,725,232
		32,882,849
Specialty Retail - 1.4%
Belle International Holdings Ltd.	5,085,000	7,842,716
Chow Sang Sang Holdings International Ltd.	2,500,000	4,937,238
GOME Electrical Appliances Holdings Ltd. (a)	27,734,000	9,604,694
Huiyin Household Appliances Holdings Co. Ltd.	15,664,000	3,932,385
		26,317,033
Textiles, Apparel & Luxury Goods - 1.4%
Anta Sports Products Ltd.	2,418,000	4,270,996
Li Ning Co. Ltd.	2,697,000	8,888,729
Texwinca Holdings Ltd.	9,314,000	9,532,835
Trinity Ltd.	4,310,000	2,768,832
		25,461,392
TOTAL CONSUMER DISCRETIONARY		205,169,025

	Shares	Value
CONSUMER STAPLES - 4.0%
Beverages - 0.1%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	578,000	$ 2,370,013
Food & Staples Retailing - 1.1%
Dairy Farm International Holdings Ltd.	2,642,400	20,293,632
Food Products - 1.8%
Asian Citrus Holdings Ltd.	8,442,803	6,097,731
China Agri-Industries Holding Ltd.	3,147,000	3,561,266
China Mengniu Dairy Co. Ltd.	2,326,000	7,231,786
Tingyi (Cayman Islands) Holding Corp.	4,950,000	12,554,232
Want Want China Holdings Ltd.	5,577,000	4,365,389
		33,810,404
Personal Products - 1.0%
Hengan International Group Co. Ltd.	2,155,500	18,564,911
TOTAL CONSUMER STAPLES		75,038,960
ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
China Coal Energy Co. Ltd. (H Shares)	5,348,000	7,463,446
China Petroleum & Chemical Corp. (H Shares)	26,100,000	21,062,526
CNOOC Ltd.	37,343,000	62,937,193
CNPC (Hong Kong) Ltd.	6,980,000	9,093,994
PetroChina Co. Ltd. (H Shares)	24,580,000	28,116,567
Sino Prosper State Gold Resources Holdings, Ltd. (a)	79,370,000	1,839,279
SouthGobi Energy Resources Ltd.	351,000	4,432,971
		134,945,976
FINANCIALS - 41.1%
Capital Markets - 1.5%
China Vanke Co. Ltd. Class A (UBS Warrant Programme) warrants 7/15/13 (a)	1,219,300	1,491,955
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	1,209,300	4,958,576
Yuanta Financial Holding Co. Ltd.	38,078,000	21,308,205
		27,758,736
Commercial Banks - 18.1%
Bank of China Ltd. (H Shares)	120,075,000	63,380,431
BOC Hong Kong (Holdings) Ltd.	21,210,500	54,449,613
China Construction Bank Corp. (H Shares)	96,357,000	81,749,941
China Merchants Bank Co. Ltd. (H Shares)	12,012,464	32,089,942
Chinatrust Financial Holding Co. Ltd.	6,964,601	4,180,394
E.Sun Financial Holdings Co. Ltd.	8,932,410	4,146,816
Hang Seng Bank Ltd.	356,800	4,942,604
HSBC Holdings PLC (Hong Kong)	972,800	9,959,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Industrial & Commercial Bank of China (Asia) Ltd.	600,000	$ 1,780,496
Industrial & Commercial Bank of China Ltd. (H Shares)	98,930,000	75,526,862
Mega Financial Holding Co. Ltd.	8,480,000	5,076,733
Standard Chartered PLC (United Kingdom)	195,056	5,635,154
		342,918,172
Diversified Financial Services - 4.0%
China Everbright Ltd.	4,008,000	10,448,922
Fubon Financial Holding Co. Ltd.	12,393,000	15,226,101
Hong Kong Exchanges and Clearing Ltd.	3,125,100	51,377,569
		77,052,592
Insurance - 7.0%
Cathay Financial Holding Co. Ltd.	15,648,000	24,655,231
China Life Insurance Co. Ltd. (H Shares)	15,738,000	70,343,161
CNinsure, Inc. ADR	38,600	910,188
PICC Property & Casualty Co. Ltd. (H Shares) (a)	12,882,000	13,035,406
Ping An Insurance Group Co. China Ltd. (H Shares)	2,803,000	23,221,506
		132,165,492
Real Estate Management & Development - 10.5%
Cheung Kong Holdings Ltd.	2,073,000	25,046,804
China Overseas Land & Investment Ltd.	5,487,920	11,756,548
China Resources Land Ltd.	4,232,000	8,978,868
E-House China Holdings Ltd. ADR sponsored ADR (d)	249,600	4,068,480
Farglory Land Development Co. Ltd.	1,416,000	2,815,400
Hang Lung Properties Ltd.	3,738,000	15,592,044
Henderson Land Development Co. Ltd.	2,625,000	16,339,717
Kerry Properties Ltd.	3,378,000	17,025,903
Midland Holdings Ltd.	4,368,000	4,110,728
New World Development Co. Ltd.	6,853,000	12,245,850
Poly (Hong Kong) Investments Ltd.	9,553,000	11,523,864
Shimao Property Holdings Ltd.	9,905,500	19,001,217
Sinyi Realty, Inc.	1,179,370	1,777,120
Sun Hung Kai Properties Ltd.	3,239,000	47,579,002
Wharf Holdings Ltd.	391,000	2,139,363
		200,000,908
TOTAL FINANCIALS		779,895,900
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
China Shineway Pharmaceutical Group Ltd.	2,843,000	7,576,453
INDUSTRIALS - 8.9%
Airlines - 1.5%
Air China Ltd. (H Shares) (a)	13,374,000	15,341,144

	Shares	Value
Cathay Pacific Airways Ltd.	3,189,000	$ 7,102,633
China Eastern Airlines Corp. Ltd. (a)	8,028,000	4,495,887
China Southern Airlines Ltd. (H Shares) (a)	4,302,000	2,076,923
		29,016,587
Building Products - 0.3%
China Liansu Group Holdgs Ltd. (a)	17,124,000	5,820,066
Electrical Equipment - 1.1%
China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	3,553,143
Dongfang Electric Corp. Ltd. (d)	3,411,000	11,724,969
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,737,000	4,651,381
		19,929,493
Industrial Conglomerates - 2.4%
Far Eastern Textile Ltd.	18,140,420	21,068,124
Hutchison Whampoa Ltd.	1,801,000	11,894,599
Shanghai Industrial Holdings Ltd.	2,674,000	12,186,624
		45,149,347
Machinery - 1.0%
China International Marine Containers Co. Ltd. (B Shares)	6,324,499	9,208,894
Haitian International Holdings Ltd.	12,874,000	9,795,345
		19,004,239
Marine - 1.0%
Orient Overseas International Ltd. (a)	1,174,000	9,174,355
Shun Tak Holdings Ltd.	17,692,000	10,044,637
		19,218,992
Transportation Infrastructure - 1.6%
China Merchant Holdings International Co. Ltd.	1,228,000	4,647,982
Cosco Pacific Ltd.	7,136,000	9,738,217
Zhejiang Expressway Co. Ltd. (H Shares)	17,218,000	16,248,206
		30,634,405
TOTAL INDUSTRIALS		168,773,129
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.2%
O-Net Communications Group Ltd. (a)	18,314,000	8,346,516
Vtech Holdings Ltd.	1,031,000	10,963,708
ZTE Corp. (H Shares)	925,930	2,962,261
		22,272,485
Computers & Peripherals - 1.6%
Acer, Inc.	2,301,108	6,172,257
HTC Corp.	1,302,000	23,933,599
		30,105,856
Electronic Equipment & Components - 7.6%
AU Optronics Corp.	7,798,090	7,394,793
Chroma ATE, Inc.	1,818,000	3,654,471
Coretronic Corp.	6,526,000	9,088,966
Delta Electronics, Inc.	1,347,000	4,653,177
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
HLS Systems International Ltd. (a)(d)	285,600	$ 2,787,456
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,277,225	57,577,555
Kingboard Chemical Holdings Ltd.	2,618,000	12,116,781
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	321,650	127,956
Kingboard Laminates Holdings Ltd.	4,226,000	4,194,716
Nan Ya Printed Circuit Board Corp.	667,000	2,731,598
Tripod Technology Corp.	3,001,820	11,448,911
Unimicron Technology Corp.	13,437,000	22,389,749
WPG Holding Co. Ltd.	3,052,000	6,306,751
		144,472,880
Internet Software & Services - 3.7%
G-Resources Group Ltd. (a)	50,256,000	2,588,014
Sina Corp. (a)	146,100	6,250,158
Tencent Holdings Ltd.	3,193,400	61,545,153
		70,383,325
Semiconductors & Semiconductor Equipment - 2.8%
Macronix International Co. Ltd.	8,126,000	5,423,684
MediaTek, Inc.	767,794	10,405,274
Taiwan Semiconductor Manufacturing Co. Ltd.	19,519,796	37,748,519
		53,577,477
TOTAL INFORMATION TECHNOLOGY		320,812,023
MATERIALS - 3.8%
Chemicals - 2.6%
China BlueChemical Ltd. (H shares)	12,244,000	7,850,032
Formosa Plastics Corp.	8,070,250	16,878,460
Nan Ya Plastics Corp.	4,473,000	7,886,743
Taiwan Fertilizer Co. Ltd.	4,637,000	12,843,711
Yingde Gases Group Co. Ltd.	3,180,000	3,119,614
		48,578,560
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	2,456,000	8,584,538
Metals & Mining - 0.7%
Xingda International Holdings Ltd.	12,842,000	8,663,287
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,435,000	5,266,559
		13,929,846
Paper & Forest Products - 0.1%
China Forestry Holdings Co. Ltd.	4,358,000	1,739,273
TOTAL MATERIALS		72,832,217

	Shares	Value
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	9,508,000	$ 12,980,494
Wireless Telecommunication Services - 3.8%
China Mobile (Hong Kong) Ltd.	5,636,000	57,273,451
SOFTBANK CORP.	509,600	15,242,302
		72,515,753
TOTAL TELECOMMUNICATION SERVICES		85,496,247
UTILITIES - 0.7%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,854,000	4,387,064
Independent Power Producers & Energy Traders - 0.5%
China Power New Egy Development Co. Ltd. (a)	20,060,000	2,066,044
China Resources Power Holdings Co. Ltd.	3,324,600	7,259,120
		9,325,164
TOTAL UTILITIES		13,712,228
TOTAL COMMON STOCKS (Cost $1,504,676,374)		1,864,252,158
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.24% (b)	39,117,394	39,117,394
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,202,417	5,202,417
TOTAL MONEY MARKET FUNDS (Cost $44,319,811)		44,319,811
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,548,996,185)		1,908,571,969
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,042,820)
NET ASSETS - 100%		$ 1,898,529,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,839
Fidelity Securities Lending Cash Central Fund	393,354
Total	$ 435,193
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 205,169,025	$ 205,169,025	$ -	$ -
Consumer Staples	75,038,960	72,668,947	2,370,013	-
Energy	134,945,976	22,829,690	112,116,286	-
Financials	779,895,900	668,141,020	86,752,878	25,002,002
Health Care	7,576,453	7,576,453	-	-
Industrials	168,773,129	168,773,129	-	-
Information Technology	320,812,023	275,668,711	45,143,312	-
Materials	72,832,217	72,832,217	-	-
Telecommunication Services	85,496,247	15,242,302	70,253,945	-
Utilities	13,712,228	13,712,228	-	-
Money Market Funds	44,319,811	44,319,811	-	-
Total Investments in Securities:	$ 1,908,571,969	$ 1,566,933,533	$ 316,636,434	$ 25,002,002
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,338,816)
Cost of Purchases	3,514,702
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	22,826,116
Transfers out of Level 3	-
Ending Balance	$ 25,002,002
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (1,338,816)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,556,826,365. Net unrealized appreciation aggregated $351,745,604, of which $397,947,629 related to appreciated investment securities and $46,202,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Diversified International Fund -
Diversified International
Class K
Class F

July 31, 2010

1.804871.106

DIF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.7%
AMP Ltd.	14,400,000	$ 69,058,152
BHP Billiton Ltd. sponsored ADR (d)	7,006,600	506,086,718
Macquarie Group Ltd.	1,860,918	62,639,282
Newcrest Mining Ltd.	4,391,542	129,979,295
QBE Insurance Group Ltd.	4,150,000	62,710,629
Westfield Group unit	4,650,000	51,374,216
TOTAL AUSTRALIA		881,848,292
Bailiwick of Guernsey - 0.2%
Resolution Ltd. (d)(e)	4,595,413	17,175,343
Resolution Ltd. rights 8/5/10 (a)	38,916,400	53,101,739
TOTAL BAILIWICK OF GUERNSEY		70,277,082
Bailiwick of Jersey - 1.7%
Experian PLC	16,500,000	162,388,215
Informa PLC	20,666,615	127,190,649
Randgold Resources Ltd. sponsored ADR	888,300	79,840,404
Shire PLC	3,113,100	71,172,315
WPP PLC	13,079,000	139,013,843
TOTAL BAILIWICK OF JERSEY		579,605,426
Belgium - 1.2%
Ageas	25,335,700	69,773,974
Anheuser-Busch InBev SA NV	6,136,200	324,983,135
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	20,877
TOTAL BELGIUM		394,777,986
Bermuda - 0.5%
Huabao International Holdings Ltd.	79,000,000	101,909,237
Li & Fung Ltd.	15,900,000	72,872,868
TOTAL BERMUDA		174,782,105
Brazil - 1.2%
Banco Do Brasil SA	3,350,000	57,912,994
Banco Santander (Brasil) SA ADR (d)	5,000,000	66,600,000
BM&F BOVESPA SA	11,250,000	83,167,472
Drogasil SA	1,750,000	36,423,088
Itau Unibanco Banco Multiplo SA ADR	3,475,000	77,805,250
Vivo Participacoes SA sponsored ADR	2,506,700	67,029,158
TOTAL BRAZIL		388,937,962
Canada - 4.7%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	69,835,595
Air Canada:
warrants 10/27/12 (a)(f)	2,921,100	1,903,922
Class A (a)(f)	5,842,200	12,332,870
Barrick Gold Corp.	1,500,000	61,666,424
Canadian Natural Resources Ltd.	2,557,000	88,056,618
Fairfax Financial Holdings Ltd. (sub. vtg.)	90,300	35,972,421
Goldcorp, Inc.	1,475,000	57,826,256
InterOil Corp. (a)	157,000	9,420,000
Ivanhoe Mines Ltd. (a)	1,958,400	34,559,440
Loblaw Companies Ltd.	255,800	10,862,075

	Shares	Value
Niko Resources Ltd.	2,275,000	$ 245,393,259
Open Text Corp. (a)	1,300,000	51,458,729
OZ Optics Ltd. unit (a)(g)	102,000	451,860
Painted Pony Petroleum Ltd. (a)(e)(f)	677,100	4,347,352
Painted Pony Petroleum Ltd. Class A (a)(e)	3,125,000	20,064,205
PetroBakken Energy Ltd. Class A (d)	2,559,300	56,143,018
Petrobank Energy & Resources Ltd. (a)(e)	5,591,728	230,370,817
Silver Wheaton Corp. (a)	2,126,900	40,119,258
Suncor Energy, Inc.	9,425,000	310,728,392
Talisman Energy, Inc.	5,669,900	96,801,153
Trican Well Service Ltd.	3,600,000	54,633,007
Uranium One, Inc. (a)	20,200,000	54,825,624
TOTAL CANADA		1,547,772,295
Cayman Islands - 0.3%
Belle International Holdings Ltd.	26,000,000	40,100,418
Hengan International Group Co. Ltd.	6,270,500	54,006,624
TOTAL CAYMAN ISLANDS		94,107,042
China - 1.3%
Agricultural Bank of China (H Shares)	143,770,000	64,782,105
Baidu.com, Inc. sponsored ADR (a)	1,315,000	107,054,150
BYD Co. Ltd. (H Shares) (d)	4,248,000	29,231,490
China Merchants Bank Co. Ltd. (H Shares)	62,600,000	167,228,838
NetEase.com, Inc. sponsored ADR (a)	1,279,400	49,001,020
Tingyi (Cayman Islands) Holding Corp.	7,700,000	19,528,806
TOTAL CHINA		436,826,409
Denmark - 2.1%
Carlsberg AS Series B	2,014,650	178,664,955
Danske Bank AS (a)	463,497	10,920,596
Novo Nordisk AS Series B	4,712,488	403,287,268
William Demant Holding AS (a)	1,250,000	91,612,734
TOTAL DENMARK		684,485,553
Finland - 0.1%
Fortum Corp.	1,473,700	34,285,332
France - 8.6%
Atos Origin SA (a)	1,525,000	65,491,708
AXA SA	114,138	2,104,235
AXA SA sponsored ADR	9,600,000	177,120,000
BNP Paribas SA	4,025,000	276,515,802
Cap Gemini SA	5,000,000	237,991,709
Carrefour SA	44,000	2,025,797
Danone	2,600,000	145,850,078
Dassault Aviation SA (d)	36,265	28,737,248
Essilor International SA	1,900,000	118,865,519
Euler Hermes SA (a)	440,000	34,895,893
GDF Suez	2,100,000	69,767,022
Iliad Group SA (d)	725,000	63,829,937
Common Stocks - continued
	Shares	Value
France - continued
LVMH Moet Hennessy - Louis Vuitton	1,587,102	$ 193,657,593
Pernod-Ricard SA (d)	1,185,600	92,807,820
PPR SA	1,675,000	224,096,369
Sanofi-Aventis	5,728,900	333,086,198
Schneider Electric SA	2,152,067	248,233,341
Societe Generale Series A	4,271,100	246,244,662
Technip SA	1,525,000	101,566,807
Vallourec SA (d)	1,850,346	180,174,255
TOTAL FRANCE		2,843,061,993
Germany - 6.1%
adidas AG	23,100	1,251,263
BASF AG	2,025,900	118,318,867
Bayerische Motoren Werke AG (BMW)	5,200,000	279,975,219
Daimler AG (Germany) (a)	4,336,700	233,861,344
Deutsche Boerse AG	1,800,000	126,028,731
E.ON AG	2,800,000	83,552,555
Fresenius Medical Care AG & Co. KGaA	2,829,400	155,270,544
Fresenius SE	2,355,600	164,254,162
GEA Group AG	3,150,000	71,292,919
GFK AG	1,600,000	59,662,149
HeidelbergCement AG	1,683,500	84,794,462
Linde AG	1,548,500	181,540,460
MAN SE	10,500	974,795
Metro AG	1,000,000	55,516,193
Munich Re Group	775,000	107,373,231
Rheinmetall AG	764,950	45,792,099
SAP AG	530,550	24,229,892
Siemens AG	28,300	2,758,615
Siemens AG sponsored ADR	2,296,200	223,626,918
Symrise AG	90,000	2,240,459
TOTAL GERMANY		2,022,314,877
Hong Kong - 0.8%
Hang Lung Properties Ltd.	17,512,000	73,046,514
Henderson Land Development Co. Ltd.	11,717,000	72,934,271
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	335,490
Swire Pacific Ltd. (A Shares)	4,577,000	55,625,207
Wharf Holdings Ltd.	10,294,000	56,323,785
TOTAL HONG KONG		258,265,267
India - 0.9%
HDFC Bank Ltd.	1,890,694	87,539,293
Infrastructure Development Finance Co. Ltd.	11,302,606	45,310,329
Larsen & Toubro Ltd.	844,293	32,659,587
Reliance Industries Ltd.	3,280,000	71,394,892
State Bank of India	1,012,201	54,617,612
TOTAL INDIA		291,521,713

	Shares	Value
Ireland - 0.8%
Covidien PLC	1,925,000	$ 71,841,000
CRH PLC	6,144,942	128,129,730
Ingersoll-Rand Co. Ltd.	1,636,000	61,284,560
TOTAL IRELAND		261,255,290
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,400,000	214,940,000
Italy - 1.9%
Fiat SpA	10,750,000	137,728,252
Intesa Sanpaolo SpA	30,513,700	101,015,878
Mediaset SpA (d)	19,000,000	122,146,703
Saipem SpA	5,831,650	209,778,795
Unione di Banche Italiane SCpA	4,769,336	51,189,699
TOTAL ITALY		621,859,327
Japan - 14.2%
Canon, Inc. sponsored ADR	4,750,000	205,770,000
Denso Corp.	5,750,200	164,804,690
East Japan Railway Co.	1,650,000	106,340,757
Fanuc Ltd.	850,000	100,416,546
Fast Retailing Co. Ltd.	675,000	100,986,404
Honda Motor Co. Ltd.	4,850,000	153,393,270
Hoya Corp.	2,000,000	47,578,825
Ibiden Co. Ltd.	1,600,000	47,782,470
Itochu Corp.	8,481,700	66,145,974
Japan Tobacco, Inc.	44,700	143,784,784
JSR Corp.	4,543,500	79,593,393
Keyence Corp.	931,200	214,415,735
Mazda Motor Corp.	32,330,000	78,183,048
Mitsubishi Corp.	5,917,200	127,963,515
Mitsubishi UFJ Financial Group, Inc.	81,200,800	402,127,862
Mitsui & Co. Ltd.	13,350,000	171,151,865
Mizuho Financial Group, Inc.	55,000,000	89,126,669
Murata Manufacturing Co. Ltd.	1,150,300	56,832,872
NGK Insulators Ltd.	4,111,000	69,543,326
Nintendo Co. Ltd.	481,000	134,462,944
Nippon Electric Glass Co. Ltd.	3,968,000	50,549,817
NSK Ltd.	11,469,000	81,613,364
Omron Corp.	4,001,300	96,484,919
ORIX Corp.	3,800,000	298,987,560
Rakuten, Inc.	200,000	153,196,412
Ricoh Co. Ltd.	5,500,000	76,175,875
ROHM Co. Ltd.	1,346,800	84,929,823
Shin-Etsu Chemical Co., Ltd.	1,688,200	84,092,577
SOFTBANK CORP.	8,116,400	242,764,176
Sony Financial Holdings, Inc.	19,800	71,822,968
Sumitomo Corp.	2,944,600	31,277,325
Sumitomo Mitsui Financial Group, Inc.	10,368,600	321,045,686
THK Co. Ltd.	5,000,000	98,756,146
Tokai Carbon Co. Ltd.	6,650,000	35,087,070
Tokyo Electron Ltd.	2,743,300	147,282,753
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp. sponsored ADR (d)	2,308,100	$ 162,097,863
Yahoo! Japan Corp.	299,774	115,331,044
TOTAL JAPAN		4,711,900,327
Korea (South) - 2.0%
Amorepacific Corp.	119,301	97,437,951
NCsoft Corp.	405,877	64,514,781
NHN Corp. (a)	1,000,000	155,569,608
Samsung Electronics Co. Ltd.	377,954	258,839,707
Shinhan Financial Group Co. Ltd.	2,186,480	89,774,326
TOTAL KOREA (SOUTH)		666,136,373
Luxembourg - 0.4%
SES SA FDR (France) unit	5,100,000	125,995,496
Netherlands - 3.3%
Aegon NV (a)	20,255,694	121,685,527
Gemalto NV	1,700,000	69,794,392
ING Groep NV sponsored ADR (a)(d)	19,796,300	190,440,406
Koninklijke Ahold NV	6,327,798	81,236,254
Koninklijke KPN NV	10,000,000	139,197,779
Koninklijke Philips Electronics NV	64,250	1,997,644
Koninklijke Philips Electronics NV unit	7,184,500	223,581,640
QIAGEN NV (a)	920,900	17,239,248
Randstad Holdings NV (a)	2,881,180	129,441,259
Reed Elsevier NV	167,000	2,162,560
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	87,600	2,576,929
Wolters Kluwer NV (Certificaten Van Aandelen)	4,925,000	99,366,100
TOTAL NETHERLANDS		1,078,719,738
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,780,000	165,854,800
Norway - 1.2%
DnB NOR ASA	12,400,000	154,042,974
Pronova BioPharma ASA (a)(d)	14,411,559	35,355,599
Storebrand ASA (A Shares) (a)	4,980,000	29,542,998
Telenor ASA	12,137,500	187,353,359
TOTAL NORWAY		406,294,930
Papua New Guinea - 0.3%
Lihir Gold Ltd.	27,000,000	100,352,091
South Africa - 0.5%
AngloGold Ashanti Ltd. sponsored ADR	1,750,000	70,910,000
Impala Platinum Holdings Ltd.	3,600,000	97,468,434
Shoprite Holdings Ltd.	728,800	9,132,106
TOTAL SOUTH AFRICA		177,510,540
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	6,400,000	85,836,533

	Shares	Value
Banco Santander SA (d)	148,000	$ 1,922,978
Banco Santander SA sponsored ADR (d)	41,500,000	529,955,000
Enagas SA	4,000,000	73,821,744
Gestevision Telecinco SA	2,146,438	24,601,742
Iberdrola SA	5,200,000	36,699,729
Inditex SA	2,050,000	135,597,275
Prosegur Compania de Seguridad SA (Reg.)	1,100,000	54,092,935
Red Electrica Corporacion SA	1,450,000	63,499,212
Telefonica SA	12,608,618	285,570,403
TOTAL SPAIN		1,291,597,551
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	5,850,000	184,301,746
Skandinaviska Enskilda Banken AB (A Shares)	2,801,014	19,282,680
Swedbank AB (A Shares) (a)	5,731,400	65,548,223
Telefonaktiebolaget LM Ericsson:
(B Shares)	105,000	1,158,852
(B Shares) sponsored ADR	3,200,000	35,200,000
TeliaSonera AB	202,000	1,462,247
TOTAL SWEDEN		306,953,748
Switzerland - 8.4%
Actelion Ltd. (a)	2,225,000	89,999,760
ARYZTA AG	485,080	19,840,054
Bank Sarasin & Co. Ltd. Series B (Reg.)	48,400	1,793,711
Clariant AG (Reg.) (a)	5,000,500	66,254,044
Kuehne & Nagel International AG	1,465,000	157,112,477
Nestle SA	14,839,771	733,760,459
Noble Corp.	1,522,800	49,491,000
Novartis AG	53,000	2,576,869
Novartis AG sponsored ADR (d)	2,350,000	114,539,000
Petroplus Holdings AG	1,667,310	25,836,862
Roche Holding AG (participation certificate)	2,460,000	320,032,644
Schindler Holding AG (Reg.)	1,300,000	114,204,791
SGS Societe Generale de Surveillance Holding SA (Reg.)	63,000	88,492,151
Sonova Holding AG Class B	1,825,000	221,477,605
Syngenta AG (Switzerland)	449,960	99,392,821
Tecan Group AG (e)	600,000	37,732,226
Transocean Ltd. (a)	176,100	8,137,581
UBS AG (a)	19,355,205	328,605,475
Zurich Financial Services AG	1,290,000	301,212,616
TOTAL SWITZERLAND		2,780,492,146
Taiwan - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	139,132,475
HTC Corp.	11,235,000	206,523,800
TOTAL TAIWAN		345,656,275
Common Stocks - continued
	Shares	Value
Turkey - 0.0%
Turkiye Garanti Bankasi AS	288,000	$ 1,490,347
United Kingdom - 18.4%
Anglo American PLC (United Kingdom)	3,400,000	134,620,477
Associated British Foods PLC	2,425,000	39,060,610
Barclays PLC	53,800,000	278,512,979
BG Group PLC	17,528,000	280,819,699
BHP Billiton PLC	4,828,800	147,857,312
BP PLC	424,500	2,713,419
BP PLC sponsored ADR	10,056,900	386,888,943
British American Tobacco PLC:
(United Kingdom)	57,500	1,977,334
sponsored ADR	2,200,000	151,646,000
British Land Co. PLC	13,500,000	97,778,761
Britvic PLC	1,450,000	10,916,064
Burberry Group PLC	7,093,243	93,617,231
Capita Group PLC	23,200,000	261,621,668
Carphone Warehouse Group PLC (a)	12,014,300	43,339,425
Centrica PLC	12,909,000	61,529,039
Ensco International Ltd. ADR	3,466,700	144,942,727
GlaxoSmithKline PLC sponsored ADR	2,784,100	97,916,797
HSBC Holdings PLC:
(United Kingdom)	501,871	5,101,206
sponsored ADR (d)	15,600,000	796,847,994
Imperial Tobacco Group PLC	6,294,550	178,097,595
Inchcape PLC (a)	18,399,998	86,200,509
ITV PLC (a)	57,000,000	46,219,180
Johnson Matthey PLC	1,500,000	39,782,466
Lloyds TSB Group PLC (a)	167,690,000	180,904,278
Man Group PLC	15,190,403	51,770,917
Misys PLC (a)	15,000,355	59,310,450
Ocado Group PLC (a)	5,448,800	14,271,650
Pearson PLC	9,950,000	154,621,925
Prudential PLC	911,943	7,932,269
QinetiQ Group PLC	20,813,408	40,315,030
Reckitt Benckiser Group PLC	6,200,000	303,877,500
Rio Tinto PLC	47,550	2,459,809
Rio Tinto PLC sponsored ADR	3,290,200	170,827,184
Royal Dutch Shell PLC:
Class A (United Kingdom)	149,500	4,113,878
Class A sponsored ADR	5,150,000	285,413,000
Class B ADR	8,842,600	472,371,692
Schroders PLC	2,154,026	43,513,462
Standard Chartered PLC (United Kingdom)	3,898,300	112,621,606
TalkTalk Telecom Group PLC (a)	20,856,732	40,071,831
Tesco PLC	28,500,000	174,618,206

	Shares	Value
Vodafone Group PLC	1,809,000	$ 4,216,018
Vodafone Group PLC sponsored ADR	24,350,000	571,738,000
TOTAL UNITED KINGDOM		6,082,976,140
United States of America - 7.2%
Agilent Technologies, Inc. (a)	3,800,000	106,134,000
Allergan, Inc.	1,070,000	65,334,200
Anadarko Petroleum Corp.	2,000,000	98,320,000
Apple, Inc. (a)	334,600	86,075,850
Burger King Holdings, Inc.	3,500,000	60,480,000
C. R. Bard, Inc.	1,030,000	80,885,900
Citigroup, Inc. (a)	16,600,000	68,060,000
CSX Corp.	1,700,000	89,624,000
eBay, Inc. (a)	2,883,600	60,296,076
Express Scripts, Inc. (a)	2,100,000	94,878,000
Google, Inc. Class A (a)	200,000	96,970,000
Hewlett-Packard Co.	1,750,000	80,570,000
Illumina, Inc. (a)	1,027,800	46,076,274
Jacobs Engineering Group, Inc. (a)	1,150,000	42,055,500
JPMorgan Chase & Co.	1,605,800	64,681,624
Lear Corp. (a)	131,800	10,302,806
Massey Energy Co.	522,971	15,992,453
Medco Health Solutions, Inc. (a)	2,325,000	111,600,000
Morgan Stanley	2,504,100	67,585,659
Newmont Mining Corp.	1,000,000	55,900,000
Occidental Petroleum Corp.	883,500	68,851,155
Pactiv Corp. (a)	2,877,900	87,545,718
Philip Morris International, Inc.	2,250,000	114,840,000
PNC Financial Services Group, Inc.	2,581,100	153,291,529
Pride International, Inc. (a)	2,900,000	68,991,000
Regions Financial Corp.	7,913,500	58,005,955
Schweitzer-Mauduit International, Inc. (e)	1,233,079	65,266,871
Southwestern Energy Co. (a)	877,300	31,977,585
The Walt Disney Co.	1,423,200	47,947,608
Visa, Inc. Class A	1,575,000	115,526,250
Wells Fargo & Co.	6,240,100	173,037,973
TOTAL UNITED STATES OF AMERICA		2,387,103,986
TOTAL COMMON STOCKS (Cost $29,517,188,156)		32,429,958,439
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.8%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	800,000	29,278,454
ProSiebenSat.1 Media AG	5,000,000	87,585,120
Volkswagen AG	1,300,000	137,768,004
TOTAL GERMANY		254,631,578
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.1%
Intesa Sanpaolo SpA	18,000,000	$ 46,803,298
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $275,173,087)		301,434,876
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.24% (b)	367,118,690	367,118,690
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	558,081,539	558,081,539
TOTAL MONEY MARKET FUNDS (Cost $925,200,229)		925,200,229
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $8,969,000)	$ 8,969,157	8,969,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $30,726,530,472)	33,665,562,544
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(533,925,476)
NET ASSETS - 100%	$ 33,131,637,068
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,584,144 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $451,860 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,969,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 3,583,614
Banc of America Securities LLC	1,355,834
Barclays Capital, Inc.	4,029,552
$ 8,969,000
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 49,028,663	$ -	$ 40,862,474	$ -	$ -
easyJet PLC	168,495,470	-	164,901,608	-	-
Informa PLC	163,485,254	-	74,272,835	3,553,461	-
Niko Resources Ltd.	204,266,519	3,327,048	28,865,657	205,719	-
Painted Pony Petroleum Ltd.	3,676,731	-	-	-	4,347,352
Painted Pony Petroleum Ltd. Class A	3,972,148	15,732,670	-	-	20,064,205
Petrobank Energy & Resources Ltd.	239,355,866	5,726,665	-	-	230,370,817
Pronova BioPharma ASA	48,182,882	1,312,775	5,575,177	-	-
Resolution Ltd.	-	58,626,796	-	-	17,175,343
Schweitzer-Mauduit International, Inc.	-	63,656,393	-	126,867	65,266,871
Tecan Group AG	67,537,277	-	32,705,003	705,729	37,732,226
Trican Well Service Ltd.	81,839,590	-	44,538,918	512,958	-
Total	$ 1,029,840,400	$ 148,382,347	$ 391,721,672	$ 5,104,734	$ 374,956,814
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,682,993
Fidelity Securities Lending Cash Central Fund	20,894,106
Total	$ 22,577,099
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,082,976,140	$ 5,296,679,591	$ 786,296,549	$ -
Japan	4,711,900,327	4,067,252,526	644,647,801	-
France	2,843,061,993	2,509,975,795	333,086,198	-
Switzerland	2,780,492,146	2,349,916,981	430,575,165	-
United States of America	2,387,103,986	2,387,103,986	-	-
Germany	2,276,946,455	2,276,946,455	-	-
Canada	1,547,772,295	1,547,320,435	-	451,860
Spain	1,291,597,551	920,190,615	371,406,936	-
Netherlands	1,078,719,738	950,297,078	128,422,660	-
Other	7,730,822,684	6,710,394,966	1,020,427,718	-
Money Market Funds	925,200,229	925,200,229	-	-
Cash Equivalents	8,969,000	-	8,969,000	-
Total Investments in Securities:	$ 33,665,562,544	$ 29,941,278,657	$ 3,723,832,027	$ 451,860
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 481,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,580)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 451,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (29,580)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $30,821,164,850. Net unrealized appreciation aggregated $2,844,397,694, of which $5,029,318,338 related to appreciated investment securities and $2,184,920,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2010

1.861977.102

EME-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	5,000	$ 448,751
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	63,600	271,720
VimpelCom Ltd. ADR (a)	22,200	362,082
TOTAL BERMUDA		633,802
Canada - 0.5%
Equinox Minerals Ltd. (a)	110,000	498,662
Uranium One, Inc. (a)	50,000	135,707
TOTAL CANADA		634,369
Egypt - 0.6%
Commercial International Bank Ltd.	110,000	750,956
Kenya - 1.2%
British American Tobacco Kenya Ltd.	173,000	537,120
East African Breweries Ltd.	249,318	565,784
Safaricom Ltd.	6,000,000	437,656
TOTAL KENYA		1,540,560
Morocco - 1.1%
Maroc Telecom	80,100	1,432,345
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	123,213	808,277
Nigerian Breweries PLC	662,403	309,871
United Bank for Africa PLC	3,986,048	278,745
Zenith Bank PLC	4,472,241	423,247
TOTAL NIGERIA		1,820,140
Poland - 2.3%
Bank Polska Kasa Opieki SA	31,200	1,663,959
Eurocash SA	98,900	736,955
Powszechna Kasa Oszczednosci Bank SA	36,300	463,022
TOTAL POLAND		2,863,936
Qatar - 1.2%
Qatar National Bank SAQ	41,725	1,552,249
Russia - 32.6%
Comstar United TeleSystems OJSC GDR (Reg. S)	390,200	2,516,790
DIXY Group OJSC (a)	43,500	443,348
Interregional Distribution Grid Companies Holding JSC (a)	2,893,400	398,816
Lukoil Oil Co. sponsored ADR	122,695	6,993,615
Magnit OJSC (a)	10,500	1,030,138
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC (a)	85,000	$ 675,732
Mobile TeleSystems OJSC sponsored ADR	15,000	333,000
Novolipetsk Steel Ojsc	38,100	1,184,529
Novorossiysk Commercial Sea Port JSC	2,781,700	434,138
OAO Gazprom (a)	1,871,900	10,071,468
OAO NOVATEK (a)	69,100	498,912
OAO NOVATEK GDR	32,800	2,460,000
OGK-2 JSC (a)	7,252,700	371,319
OGK-4 OJSC (a)	7,218,600	571,766
OJSC MMC Norilsk Nickel (a)	6,600	1,084,866
OJSC Oil Co. Rosneft (a)	50,500	338,780
OJSC Oil Company Rosneft GDR (Reg. S)	280,400	1,873,072
Polymetal JSC (a)	84,100	1,108,370
Polymetal JSC GDR (Reg. S) (a)	14,350	188,129
Protek (a)	97,200	381,095
RusHydro JSC (a)	14,100,000	733,992
Sberbank (Savings Bank of the Russian Federation)	2,020,300	5,635,486
Sistema JSFC sponsored GDR (a)	24,300	595,350
Surgutneftegaz JSC sponsored ADR	68,800	697,632
TGK-1 OAO (a)	562,635,400	366,107
TOTAL RUSSIA		40,986,450
South Africa - 45.5%
Africa Cellular Towers Ltd. (a)	5,335,800	212,136
African Rainbow Minerals Ltd.	62,700	1,470,304
AngloGold Ashanti Ltd.	63,800	2,588,266
Aspen Pharmacare Holdings Ltd. (a)	197,600	2,207,806
Aveng Ltd.	47,500	234,560
Barnard Jacobs Mellet Holdings Ltd.	400,000	238,542
Bidvest Group Ltd.	61,200	1,111,606
Cashbuild Ltd.	102,327	1,024,070
Clicks Group Ltd.	617,860	3,062,068
DRDGOLD Ltd.	608,514	256,437
Exxaro Resources Ltd.	207,700	3,445,389
FirstRand Ltd.	1,565,000	4,344,660
Foschini Ltd.	80,000	778,690
Harmony Gold Mining Co. Ltd.	251,800	2,534,331
Illovo Sugar Ltd.	149,203	572,528
Impala Platinum Holdings Ltd.	56,400	1,527,005
Lewis Group Ltd.	41,500	356,269
Mr. Price Group Ltd.	126,000	872,152
MTN Group Ltd.	355,650	5,702,160
Common Stocks - continued
	Shares	Value
South Africa - continued
Mvelaphanda Resources Ltd. (a)	115,100	$ 689,877
Naspers Ltd. Class N	39,200	1,671,332
Northam Platinum Ltd.	123,100	742,552
Paracon Holdings Ltd.	2,797,128	613,548
Pick 'n Pay Stores Ltd.	60,000	374,347
Raubex Group Ltd.	274,800	828,812
RMB Holdings Ltd.	181,300	857,498
Sanlam Ltd.	499,800	1,714,352
Sasol Ltd.	94,100	3,729,041
Shoprite Holdings Ltd.	310,400	3,889,415
Standard Bank Group Ltd.	413,763	6,438,192
Tiger Brands Ltd.	56,100	1,392,060
Woolworths Holdings Ltd.	497,911	1,774,085
TOTAL SOUTH AFRICA		57,254,090
Turkey - 9.0%
Bim Birlesik Magazalar AS JSC	33,000	1,012,572
Is Yatirim Menkul Degerler AS	100,000	141,976
Koc Holding AS	374,000	1,476,348
Trakya Cam Sanayii AS	211,120	305,342
Tupras-Turkiye Petrol Rafinerileri AS	49,000	1,113,415
Turkiye Garanti Bankasi AS	789,000	4,082,930
Turkiye Halk Bankasi AS	182,000	1,473,098
Turkiye Is Bankasi AS Series C	458,000	1,716,778
TOTAL TURKEY		11,322,459
United Kingdom - 0.6%
Hikma Pharmaceuticals PLC	62,381	700,523
Zambia - 0.2%
Zambeef Products PLC (a)	361,637	297,950
TOTAL COMMON STOCKS (Cost $109,938,332)		122,238,580
Government Obligations - 0.5%
Principal Amount
Ghana - 0.5%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	667,064
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b) (Cost $1,907,707)	1,907,707	$ 1,907,707
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $112,518,367)		124,813,351
NET OTHER ASSETS (LIABILITIES) - 0.9%		1,085,620
NET ASSETS - 100%		$ 125,898,971
Currency Abbreviations
GHS	-	GHANA CEDI
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,700
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 57,254,090	$ 48,146,015	$ 9,108,075	$ -
Russia	40,986,450	40,986,450	-	-
Turkey	11,322,459	11,322,459	-	-
Poland	2,863,936	2,863,936	-	-
Nigeria	1,820,140	1,820,140	-	-
Qatar	1,552,249	1,552,249	-	-
Kenya	1,540,560	1,540,560	-	-
Morocco	1,432,345	1,432,345	-	-
Egypt	750,956	750,956	-	-
Other	2,715,395	2,266,644	448,751	-
Government Obligations	667,064	-	667,064	-
Money Market Funds	1,907,707	1,907,707	-	-
Total Investments in Securities:	$ 124,813,351	$ 114,589,461	$ 10,223,890	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $114,036,245. Net unrealized appreciation aggregated $10,777,106, of which $19,316,083 related to appreciated investment securities and $8,538,977 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Advisor
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.861995.102

AEME-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	5,000	$ 448,751
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	63,600	271,720
VimpelCom Ltd. ADR (a)	22,200	362,082
TOTAL BERMUDA		633,802
Canada - 0.5%
Equinox Minerals Ltd. (a)	110,000	498,662
Uranium One, Inc. (a)	50,000	135,707
TOTAL CANADA		634,369
Egypt - 0.6%
Commercial International Bank Ltd.	110,000	750,956
Kenya - 1.2%
British American Tobacco Kenya Ltd.	173,000	537,120
East African Breweries Ltd.	249,318	565,784
Safaricom Ltd.	6,000,000	437,656
TOTAL KENYA		1,540,560
Morocco - 1.1%
Maroc Telecom	80,100	1,432,345
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	123,213	808,277
Nigerian Breweries PLC	662,403	309,871
United Bank for Africa PLC	3,986,048	278,745
Zenith Bank PLC	4,472,241	423,247
TOTAL NIGERIA		1,820,140
Poland - 2.3%
Bank Polska Kasa Opieki SA	31,200	1,663,959
Eurocash SA	98,900	736,955
Powszechna Kasa Oszczednosci Bank SA	36,300	463,022
TOTAL POLAND		2,863,936
Qatar - 1.2%
Qatar National Bank SAQ	41,725	1,552,249
Russia - 32.6%
Comstar United TeleSystems OJSC GDR (Reg. S)	390,200	2,516,790
DIXY Group OJSC (a)	43,500	443,348
Interregional Distribution Grid Companies Holding JSC (a)	2,893,400	398,816
Lukoil Oil Co. sponsored ADR	122,695	6,993,615
Magnit OJSC (a)	10,500	1,030,138
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC (a)	85,000	$ 675,732
Mobile TeleSystems OJSC sponsored ADR	15,000	333,000
Novolipetsk Steel Ojsc	38,100	1,184,529
Novorossiysk Commercial Sea Port JSC	2,781,700	434,138
OAO Gazprom (a)	1,871,900	10,071,468
OAO NOVATEK (a)	69,100	498,912
OAO NOVATEK GDR	32,800	2,460,000
OGK-2 JSC (a)	7,252,700	371,319
OGK-4 OJSC (a)	7,218,600	571,766
OJSC MMC Norilsk Nickel (a)	6,600	1,084,866
OJSC Oil Co. Rosneft (a)	50,500	338,780
OJSC Oil Company Rosneft GDR (Reg. S)	280,400	1,873,072
Polymetal JSC (a)	84,100	1,108,370
Polymetal JSC GDR (Reg. S) (a)	14,350	188,129
Protek (a)	97,200	381,095
RusHydro JSC (a)	14,100,000	733,992
Sberbank (Savings Bank of the Russian Federation)	2,020,300	5,635,486
Sistema JSFC sponsored GDR (a)	24,300	595,350
Surgutneftegaz JSC sponsored ADR	68,800	697,632
TGK-1 OAO (a)	562,635,400	366,107
TOTAL RUSSIA		40,986,450
South Africa - 45.5%
Africa Cellular Towers Ltd. (a)	5,335,800	212,136
African Rainbow Minerals Ltd.	62,700	1,470,304
AngloGold Ashanti Ltd.	63,800	2,588,266
Aspen Pharmacare Holdings Ltd. (a)	197,600	2,207,806
Aveng Ltd.	47,500	234,560
Barnard Jacobs Mellet Holdings Ltd.	400,000	238,542
Bidvest Group Ltd.	61,200	1,111,606
Cashbuild Ltd.	102,327	1,024,070
Clicks Group Ltd.	617,860	3,062,068
DRDGOLD Ltd.	608,514	256,437
Exxaro Resources Ltd.	207,700	3,445,389
FirstRand Ltd.	1,565,000	4,344,660
Foschini Ltd.	80,000	778,690
Harmony Gold Mining Co. Ltd.	251,800	2,534,331
Illovo Sugar Ltd.	149,203	572,528
Impala Platinum Holdings Ltd.	56,400	1,527,005
Lewis Group Ltd.	41,500	356,269
Mr. Price Group Ltd.	126,000	872,152
MTN Group Ltd.	355,650	5,702,160
Common Stocks - continued
	Shares	Value
South Africa - continued
Mvelaphanda Resources Ltd. (a)	115,100	$ 689,877
Naspers Ltd. Class N	39,200	1,671,332
Northam Platinum Ltd.	123,100	742,552
Paracon Holdings Ltd.	2,797,128	613,548
Pick 'n Pay Stores Ltd.	60,000	374,347
Raubex Group Ltd.	274,800	828,812
RMB Holdings Ltd.	181,300	857,498
Sanlam Ltd.	499,800	1,714,352
Sasol Ltd.	94,100	3,729,041
Shoprite Holdings Ltd.	310,400	3,889,415
Standard Bank Group Ltd.	413,763	6,438,192
Tiger Brands Ltd.	56,100	1,392,060
Woolworths Holdings Ltd.	497,911	1,774,085
TOTAL SOUTH AFRICA		57,254,090
Turkey - 9.0%
Bim Birlesik Magazalar AS JSC	33,000	1,012,572
Is Yatirim Menkul Degerler AS	100,000	141,976
Koc Holding AS	374,000	1,476,348
Trakya Cam Sanayii AS	211,120	305,342
Tupras-Turkiye Petrol Rafinerileri AS	49,000	1,113,415
Turkiye Garanti Bankasi AS	789,000	4,082,930
Turkiye Halk Bankasi AS	182,000	1,473,098
Turkiye Is Bankasi AS Series C	458,000	1,716,778
TOTAL TURKEY		11,322,459
United Kingdom - 0.6%
Hikma Pharmaceuticals PLC	62,381	700,523
Zambia - 0.2%
Zambeef Products PLC (a)	361,637	297,950
TOTAL COMMON STOCKS (Cost $109,938,332)		122,238,580
Government Obligations - 0.5%
Principal Amount
Ghana - 0.5%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	667,064
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b) (Cost $1,907,707)	1,907,707	$ 1,907,707
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $112,518,367)		124,813,351
NET OTHER ASSETS (LIABILITIES) - 0.9%		1,085,620
NET ASSETS - 100%		$ 125,898,971
Currency Abbreviations
GHS	-	GHANA CEDI
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,700
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 57,254,090	$ 48,146,015	$ 9,108,075	$ -
Russia	40,986,450	40,986,450	-	-
Turkey	11,322,459	11,322,459	-	-
Poland	2,863,936	2,863,936	-	-
Nigeria	1,820,140	1,820,140	-	-
Qatar	1,552,249	1,552,249	-	-
Kenya	1,540,560	1,540,560	-	-
Morocco	1,432,345	1,432,345	-	-
Egypt	750,956	750,956	-	-
Other	2,715,395	2,266,644	448,751	-
Government Obligations	667,064	-	667,064	-
Money Market Funds	1,907,707	1,907,707	-	-
Total Investments in Securities:	$ 124,813,351	$ 114,589,461	$ 10,223,890	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $114,036,245. Net unrealized appreciation aggregated $10,777,106, of which $19,316,083 related to appreciated investment securities and $8,538,977 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Fund -
Emerging Markets
Class K

July 31, 2010

1.804872.106

EMF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	363,700	$ 13,809,689
Austria - 0.3%
Erste Bank AG	350,500	14,067,900
Bailiwick of Jersey - 0.7%
Heritage Oil PLC (a)	1,647,993	10,605,074
Randgold Resources Ltd. sponsored ADR	199,700	17,949,036
TOTAL BAILIWICK OF JERSEY		28,554,110
Bermuda - 2.0%
Aquarius Platinum Ltd.:
(Australia)	3,233,117	13,866,803
(United Kingdom)	1,426,322	6,093,706
CNPC (Hong Kong) Ltd.	17,258,000	22,484,835
Orient Overseas International Ltd. (a)	2,484,000	19,411,497
VimpelCom Ltd. ADR (a)	1,477,200	24,093,132
TOTAL BERMUDA		85,949,973
Brazil - 14.0%
Banco Bradesco SA (PN) sponsored ADR (d)	3,875,150	72,194,045
Banco Do Brasil SA	1,994,000	34,471,197
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (d)	979,500	15,329,175
sponsored ADR	879,400	11,502,552
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	9,515	144,628
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	2,361,396	39,647,839
Fleury SA (a)	391,400	4,524,971
Gafisa SA sponsored ADR	1,275,770	19,315,158
Gerdau SA sponsored ADR (d)	2,092,300	30,631,272
Localiza Rent A Car SA	802,100	11,061,089
Lojas Renner SA	500,100	16,784,704
Natura Cosmeticos SA	305,800	7,999,318
Odontoprev SA	880,400	8,285,823
OGX Petroleo e Gas Participacoes SA (a)	3,312,700	34,888,373
PDG Realty SA Empreendimentos e Participacoes	1,727,400	18,280,872
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR (d)	435,500	15,852,200
(PN) (non-vtg.)	2,464,500	39,073,222
(PN) sponsored ADR (non-vtg.) (d)	1,803,021	57,426,219
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,743,793	25,511,692
TIM Participacoes SA sponsored ADR (non-vtg.)	543,200	15,497,496
Vale SA (PN-A) sponsored ADR (a)	4,712,900	114,193,567
TOTAL BRAZIL		592,615,412
Canada - 1.9%
Eldorado Gold Corp.	1,185,311	19,256,475

	Shares	Value
First Quantum Minerals Ltd.	259,200	$ 16,243,654
Niko Resources Ltd.	113,600	12,253,483
Pacific Rubiales Energy Corp. (a)	175,400	4,207,757
Sherritt International Corp.	801,200	5,307,818
Sino-Forest Corp. (a)	680,900	10,485,575
Uranium One, Inc. (a)	4,512,700	12,248,099
TOTAL CANADA		80,002,861
Cayman Islands - 1.9%
3SBio, Inc. sponsored ADR (a)	264,527	3,981,131
China Shanshui Cement Group Ltd.	18,364,000	9,882,397
Daphne International Holdings Ltd.	13,592,000	12,581,459
Eurasia Drilling Co. Ltd.:
GDR (e)	118,300	2,425,150
GDR (Reg. S)	882,200	18,085,100
Hidili Industry International Development Ltd.	14,040,000	12,688,870
Kingboard Chemical Holdings Ltd.	3,574,000	16,541,397
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	285,000	113,376
Shenguan Holdings Group Ltd.	4,400,000	4,010,557
TOTAL CAYMAN ISLANDS		80,309,437
Chile - 0.4%
Enersis SA sponsored ADR	741,700	15,382,858
China - 7.4%
Agricultural Bank of China (H Shares)	8,658,000	3,901,255
Baidu.com, Inc. sponsored ADR (a)	233,537	19,012,247
China Merchants Bank Co. Ltd. (H Shares)	16,357,805	43,698,031
China Shenhua Energy Co. Ltd. (H Shares)	8,636,000	33,243,180
China Yurun Food Group Ltd.	5,091,000	16,713,293
Digital China Holdings Ltd. (H Shares)	4,110,000	6,667,010
Golden Eagle Retail Group Ltd. (H Shares)	7,439,000	17,679,297
Harbin Power Equipment Co. Ltd. (H Shares)	8,292,000	7,259,170
Industrial & Commercial Bank of China Ltd. (H Shares)	103,685,000	79,157,007
Minth Group Ltd.	7,392,000	11,096,327
Ping An Insurance Group Co. China Ltd. (H Shares)	4,609,000	38,183,347
Tencent Holdings Ltd.	938,000	18,077,708
Yantai Changyu Pioneer Wine Co. (B Shares)	1,687,050	17,736,016
TOTAL CHINA		312,423,888
Colombia - 0.2%
Ecopetrol SA ADR (d)	192,900	6,581,748
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	558,800	25,556,472
Komercni Banka AS	128,600	24,976,452
TOTAL CZECH REPUBLIC		50,532,924
Common Stocks - continued
	Shares	Value
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	5,004,974	$ 35,034,818
Georgia - 0.1%
Bank of Georgia unit (a)	361,532	4,302,231
Hong Kong - 5.0%
China Agri-Industries Holding Ltd.	11,631,000	13,162,084
China Mobile (Hong Kong) Ltd.	9,450,900	96,040,749
CNOOC Ltd.	30,008,000	50,574,921
CNOOC Ltd. sponsored ADR (d)	108,200	18,223,044
Shanghai Industrial Holdings Ltd.	5,417,000	24,687,712
Texwinca Holdings Ltd.	7,198,000	7,367,119
TOTAL HONG KONG		210,055,629
Hungary - 0.7%
OTP Bank Ltd. (a)	1,190,300	28,594,074
India - 7.0%
Bank of Baroda	1,303,411	21,990,074
Bharat Heavy Electricals Ltd.	479,788	25,216,669
Housing Development Finance Corp. Ltd.	625,037	40,260,600
Idea Cellular Ltd. (a)	7,302,016	11,113,988
Infosys Technologies Ltd. sponsored ADR	834,700	50,482,656
Infrastructure Development Finance Co. Ltd.	3,073,303	12,320,377
ITC Ltd.	1,500	9,984
Jain Irrigation Systems Ltd.	778,279	20,730,058
JSW Steel Ltd.	987,221	23,779,714
Reliance Industries Ltd.	921,918	20,067,145
Rural Electrification Corp. Ltd.	2,861,866	19,453,356
Tata Consultancy Services Ltd.	1,936,377	35,058,089
Tata Power Co. Ltd.	388,070	11,051,441
Ultratech Cement Ltd.	365,886	6,814,464
TOTAL INDIA		298,348,615
Indonesia - 5.6%
PT Astra International Tbk	6,966,500	39,508,066
PT Bank Negara Indonesia (Persero) Tbk	52,787,000	17,861,401
PT Bank Rakyat Indonesia Tbk	25,803,000	28,573,837
PT Delta Dunia Petroindo Tbk (a)	46,832,000	5,238,487
PT Gudang Garam Tbk	4,556,500	17,838,675
PT Indo Tambangraya Megah Tbk	2,801,000	11,749,180
PT Indocement Tunggal Prakarsa Tbk	14,098,000	26,650,624
PT Indofood Sukses Makmur Tbk	48,296,500	24,985,645
PT Indosat Tbk	14,485,000	7,858,206
PT Indosat Tbk sponsored ADR	263,787	7,116,973
PT Kalbe Farma Tbk	28,924,000	7,926,612
PT Perusahaan Gas Negara Tbk Series B	47,093,100	21,334,156
PT Tambang Batubbara Bukit Asam Tbk	2,894,500	5,406,960
PT XL Axiata Tbk (a)	27,529,000	14,626,729
TOTAL INDONESIA		236,675,551
Israel - 0.4%
Partner Communications Co. Ltd. ADR	978,391	16,192,371

	Shares	Value
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit (a)	584,823	$ 4,766,307
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	573,211	11,212,007
TOTAL KAZAKHSTAN		15,978,314
Korea (South) - 12.9%
Amorepacific Corp.	22,137	18,080,183
Busan Bank	622,660	6,712,249
CJ CheilJedang Corp.	102,737	20,543,052
CJ Corp.	319,474	19,988,222
Daegu Bank Co. Ltd.	211,200	2,723,145
Daelim Industrial Co.	243,633	13,801,232
Hanjin Heavy Industries & Consolidated Co. Ltd.	228,170	5,459,488
Honam Petrochemical Corp.	89,960	13,120,352
Hynix Semiconductor, Inc. (a)	1,072,830	20,408,936
Hyundai Mobis	177,127	30,625,629
Hyundai Motor Co.	447,022	56,314,742
Industrial Bank of Korea	2,153,820	28,499,070
Kia Motors Corp.	965,910	25,234,928
Korea Exchange Bank	1,441,270	14,805,687
KT Corp.	478,990	17,283,232
LG Display Co. Ltd.	593,120	18,135,412
LG Display Co. Ltd. sponsored ADR (d)	578,575	8,892,698
LG Innotek Co. Ltd.	151,736	20,526,530
Lumens Co. Ltd. (a)	1,148,462	11,263,712
NCsoft Corp.	98,911	15,722,057
Samsung Electronics Co. Ltd.	174,645	119,604,663
Shinhan Financial Group Co. Ltd.	1,188,140	48,783,647
Tong Yang Securities, Inc.	966,660	8,826,823
TOTAL KOREA (SOUTH)		545,355,689
Lebanon - 0.0%
BLOM Bank SAL GDR	24,740	2,298,346
Luxembourg - 1.4%
Evraz Group SA GDR (a)(d)	774,549	20,641,731
Millicom International Cellular SA	194,400	18,121,968
Ternium SA sponsored ADR (d)	556,300	19,887,725
TOTAL LUXEMBOURG		58,651,424
Malaysia - 0.6%
Axiata Group Bhd (a)	9,704,900	12,985,591
RHB Capital BHD	2,223,000	4,531,534
Top Glove Corp. Bhd	4,374,400	9,123,209
TOTAL MALAYSIA		26,640,334
Mexico - 2.8%
America Movil SAB de CV Series L sponsored ADR	1,515,233	75,170,709
Banco Compartamos SA de CV	2,191,000	13,208,242
Genomma Lab Internacional SA de CV (a)	1,685,600	5,740,553
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	135,574	$ 4,404,799
Grupo Financiero Banorte SAB de CV Series O	5,083,500	19,898,836
TOTAL MEXICO		118,423,139
Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	2,221,301	14,571,735
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	4,450,000	6,117,972
Panama - 0.4%
Copa Holdings SA Class A	357,280	18,453,512
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	548,200	21,166,002
Poland - 0.6%
Bank Polska Kasa Opieki SA	484,700	25,850,036
Russia - 9.0%
Cherkizovo Group OJSC GDR (a)	485,391	7,490,701
Gazprom Neft (a)	1,031,377	4,182,740
LSR Group OJSC GDR (Reg. S) (a)	529,900	4,822,090
Magnit OJSC GDR (Reg. S)	1,334,300	28,220,445
Mechel Steel Group OAO sponsored:
ADR (d)	1,035,200	22,546,656
ADR (a)	285,900	2,129,955
Novorossiysk Commercial Sea Port JSC	13,641,400	2,129,005
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	81,000	959,850
OAO Gazprom sponsored ADR	1,164,282	25,148,491
OAO NOVATEK GDR	504,658	37,849,350
OAO Tatneft sponsored ADR	926,700	28,644,297
OJSC MMC Norilsk Nickel sponsored ADR (a)	2,486,141	40,474,375
OJSC Oil Company Rosneft GDR (Reg. S)	6,594,200	44,049,256
Polymetal JSC GDR (Reg. S) (a)	1,600,664	20,984,705
Protek (a)	1,311,500	5,142,033
RusHydro JSC:
rights 6/30/10 (a)	3,096,263	161,368
sponsored ADR (a)	4,065,833	21,223,648
Sberbank (Savings Bank of the Russian Federation)	13,411,800	37,411,280
Sberbank (Savings Bank of the Russian Federation) GDR	73,133	21,541,844
Sistema JSFC sponsored GDR (a)	871,021	21,340,015
TGK-1 OAO (a)	4,070,738,125	2,648,829
TOTAL RUSSIA		379,100,933
Singapore - 0.3%
Straits Asia Resources Ltd.	9,109,000	13,865,453

	Shares	Value
South Africa - 7.9%
African Bank Investments Ltd.	5,039,899	$ 23,146,377
African Rainbow Minerals Ltd.	845,500	19,826,820
AngloGold Ashanti Ltd.	576,400	23,383,640
AngloGold Ashanti Ltd. sponsored ADR	110,000	4,457,200
Aspen Pharmacare Holdings Ltd. (a)	1,826,077	20,402,955
Clicks Group Ltd.	3,886,011	19,258,777
FirstRand Ltd.	10,707,300	29,724,967
Foschini Ltd.	1,879,194	18,291,375
Illovo Sugar Ltd.	3,133,400	12,023,617
Imperial Holdings Ltd.	1,403,679	18,560,361
Mr. Price Group Ltd.	2,985,145	20,662,705
MTN Group Ltd.	952,300	15,268,290
Mvelaphanda Resources Ltd. (a)	3,125,278	18,732,045
Shoprite Holdings Ltd.	1,802,935	22,591,374
Standard Bank Group Ltd.	2,890,081	44,969,935
Woolworths Holdings Ltd.	6,169,184	21,981,149
TOTAL SOUTH AFRICA		333,281,587
Taiwan - 6.0%
Advanced Semiconductor Engineering, Inc.	5,698,605	4,411,121
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	4,129,481	15,650,733
Alpha Networks, Inc.	4,929,000	3,759,831
Asia Cement Corp.	15,817,710	15,675,542
Chroma ATE, Inc.	2,308,256	4,639,964
Formosa Plastics Corp.	12,413,000	25,961,069
Fubon Financial Holding Co. Ltd.	22,357,000	27,467,920
HTC Corp.	2,606,100	47,905,801
Macronix International Co. Ltd.	35,851,113	23,928,762
Taishin Financial Holdings Co. Ltd. (a)	54,158,000	24,211,314
Taiwan Semiconductor Manufacturing Co. Ltd.	13,077,447	25,289,929
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,119,614	11,308,101
Wistron Corp.	13,615,635	22,006,357
TOTAL TAIWAN		252,216,444
Thailand - 1.2%
Advanced Info Service PCL (For. Reg.)	5,978,900	17,285,935
Banpu PCL unit	523,000	10,091,280
Siam Commercial Bank PCL (For. Reg.)	8,329,300	22,922,316
Total Access Communication PCL (For. Reg.)	105,200	153,701
TOTAL THAILAND		50,453,232
Turkey - 2.8%
Albaraka Turk Katilim Bankasi AS	4,110,862	7,090,985
Enka Insaat ve Sanayi AS	1,665,888	6,133,934
Tofas Turk Otomobil Fabrikasi AS	4,503,476	17,179,717
Turk Hava Yollari AO	7,314,571	21,158,051
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi AS	8,975,895	$ 46,448,604
Turkiye Halk Bankasi AS	2,469,000	19,983,945
TOTAL TURKEY		117,995,236
United Arab Emirates - 0.3%
DP World Ltd.	23,738,830	11,513,333
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	1,790,041	20,101,702
Xstrata PLC	859,870	13,695,237
TOTAL UNITED KINGDOM		33,796,939
United States of America - 0.6%
CTC Media, Inc. (d)	483,000	8,708,490
Freeport-McMoRan Copper & Gold, Inc.	232,200	16,611,588
TOTAL UNITED STATES OF AMERICA		25,320,078
TOTAL COMMON STOCKS (Cost $3,422,054,659)		4,180,483,827
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.24% (b)	36,107,382	36,107,382
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	147,297,290	147,297,290
TOTAL MONEY MARKET FUNDS (Cost $183,404,672)		183,404,672
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $2,107,000)	$ 2,107,037	$ 2,107,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $3,607,566,331)	4,365,995,499
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(134,948,650)
NET ASSETS - 100%	$ 4,231,046,849
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,425,150 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,107,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 841,864
Banc of America Securities LLC	318,513
Barclays Capital, Inc.	946,623
$ 2,107,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 113,548
Fidelity Securities Lending Cash Central Fund	581,068
Total	$ 694,616
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 592,615,412	$ 592,615,412	$ -	$ -
Korea (South)	545,355,689	461,153,398	84,202,291	-
Russia	379,100,933	378,939,565	161,368	-
South Africa	333,281,587	309,897,947	23,383,640	-
China	312,423,888	274,240,541	-	38,183,347
India	298,348,615	216,644,585	81,704,030	-
Taiwan	252,216,444	222,515,394	29,701,050	-
Indonesia	236,675,551	236,675,551	-	-
Hong Kong	210,055,629	63,439,959	146,615,670	-
Other	1,020,410,079	1,020,410,079	-	-
Money Market Funds	183,404,672	183,404,672	-	-
Cash Equivalents	2,107,000	-	2,107,000	-
Total Investments in Securities:	$ 4,365,995,499	$ 3,959,937,103	$ 367,875,049	$ 38,183,347
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 59,240
Total Realized Gain (Loss)	(577,723)
Total Unrealized Gain (Loss)	(1,783,763)
Cost of Purchases	14,997,690
Proceeds of Sales	(10,777,970)
Amortization/Accretion	-
Transfers in to Level 3	36,265,873
Transfers out of Level 3	-
Ending Balance	$ 38,183,347
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (5,476,210)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $3,665,079,978. Net unrealized appreciation aggregated $700,915,521, of which $852,449,754 related to appreciated investment securities and $151,534,233 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Capital Appreciation Fund

July 31, 2010

1.804821.106

ECA-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 0.7%
Erste Bank AG	49,400	$ 1,982,751
Zumtobel AG	55,600	1,053,297
TOTAL AUSTRIA		3,036,048
Bailiwick of Jersey - 1.9%
Experian PLC	299,700	2,949,560
Randgold Resources Ltd. sponsored ADR	17,300	1,554,924
Shire PLC	149,082	3,408,343
TOTAL BAILIWICK OF JERSEY		7,912,827
Belgium - 2.5%
Ageas	1,014,700	2,794,462
Anheuser-Busch InBev SA NV	91,964	4,870,563
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	405
Umicore SA	93,961	3,169,370
TOTAL BELGIUM		10,834,800
Bermuda - 0.3%
Huabao International Holdings Ltd.	984,000	1,269,350
British Virgin Islands - 0.1%
Playtech Ltd.	65,112	451,888
Canada - 0.6%
Niko Resources Ltd.	10,200	1,100,225
Petrobank Energy & Resources Ltd. (a)	30,900	1,273,034
TOTAL CANADA		2,373,259
Cayman Islands - 0.6%
Hengdeli Holdings Ltd.	5,428,000	2,487,761
China - 1.3%
Baidu.com, Inc. sponsored ADR (a)	28,900	2,352,749
China Merchants Bank Co. Ltd. (H Shares)	571,500	1,526,698
Home Inns & Hotels Management, Inc. sponsored ADR (a)	41,100	1,729,077
TOTAL CHINA		5,608,524
Denmark - 3.5%
Carlsberg AS Series B	29,200	2,589,540
Danisco AS	20,600	1,567,070
FLSmidth & Co. A/S (d)	34,400	2,450,782
Novo Nordisk AS Series B	70,056	5,995,282
Novozymes AS Series B	20,000	2,555,536
TOTAL DENMARK		15,158,210
Finland - 1.9%
Fortum Corp.	75,900	1,765,798
Nokia Corp.	113,906	1,072,793
Outotec OYJ	47,400	1,678,530
UPM-Kymmene Corp.	250,700	3,639,993
TOTAL FINLAND		8,157,114

	Shares	Value
France - 13.0%
Atos Origin SA (a)	46,349	$ 1,990,476
BNP Paribas SA	100,458	6,901,422
Cap Gemini SA	32,900	1,565,985
Danone	64,300	3,606,985
Essilor International SA	27,454	1,717,544
Iliad Group SA (d)	24,506	2,157,540
LVMH Moet Hennessy - Louis Vuitton	39,572	4,828,561
Natixis SA (a)	533,400	2,851,739
Pernod-Ricard SA	31,500	2,465,795
PPR SA	23,400	3,130,660
Publicis Groupe SA (d)	46,600	2,100,558
Remy Cointreau SA (d)	27,800	1,519,617
Safran SA	99,300	2,680,343
Sanofi-Aventis	94,745	5,508,606
Schneider Electric SA	34,723	4,005,176
Societe Generale Series A	53,768	3,099,923
Technip SA	30,600	2,037,996
Vallourec SA (d)	35,434	3,450,325
TOTAL FRANCE		55,619,251
Germany - 10.4%
Bayerische Motoren Werke AG (BMW)	70,493	3,795,441
Daimler AG (Germany) (a)	87,113	4,697,665
Deutsche Bank AG	73,300	5,120,706
Deutsche Lufthansa AG (a)	161,800	2,630,753
HeidelbergCement AG	58,399	2,941,439
Infineon Technologies AG (a)	542,100	3,659,202
Linde AG	23,367	2,739,461
MAN SE	44,969	4,174,815
Rheinmetall AG	39,700	2,376,556
SAP AG	84,574	3,862,442
Siemens AG	86,562	8,437,851
TOTAL GERMANY		44,436,331
Greece - 0.2%
Alpha Bank AE (a)	122,600	931,580
Ireland - 1.0%
CRH PLC	97,489	2,032,768
Smurfit Kappa Group PLC (a)	219,300	2,261,730
TOTAL IRELAND		4,294,498
Italy - 2.0%
Intesa Sanpaolo SpA	860,778	2,849,613
Mediaset SpA	445,200	2,862,090
Saipem SpA	76,758	2,761,174
TOTAL ITALY		8,472,877
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	51,537	1,578,034
Netherlands - 4.7%
Aegon NV (a)	404,300	2,428,821
ASML Holding NV (Netherlands)	109,500	3,515,003
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) unit (a)	291,100	$ 2,792,045
Koninklijke Ahold NV	247,146	3,172,860
Koninklijke Philips Electronics NV	141,251	4,391,738
Randstad Holdings NV (a)	80,231	3,604,496
TOTAL NETHERLANDS		19,904,963
Norway - 2.3%
Aker Solutions ASA	82,800	1,073,598
DnB NOR ASA	231,400	2,874,641
Pronova BioPharma ASA (a)	59,424	145,784
Sevan Marine ASA (a)(d)	493,000	501,239
Storebrand ASA (A Shares) (a)	567,000	3,363,631
Telenor ASA	124,800	1,926,402
TOTAL NORWAY		9,885,295
South Africa - 1.0%
Clicks Group Ltd.	544,797	2,699,973
Woolworths Holdings Ltd.	452,104	1,610,872
TOTAL SOUTH AFRICA		4,310,845
Spain - 5.8%
Banco Bilbao Vizcaya Argentaria SA	152,946	2,051,305
Banco Santander SA	817,130	10,617,049
Gestevision Telecinco SA	501,200	5,744,584
Inditex SA	49,552	3,277,618
Telefonica SA sponsored ADR (d)	43,100	2,949,764
TOTAL SPAIN		24,640,320
Sweden - 4.5%
H&M Hennes & Mauritz AB (B Shares)	107,376	3,382,835
Modern Times Group MTG AB (B Shares)	36,700	2,301,250
Sandvik AB	217,500	2,809,902
Skandinaviska Enskilda Banken AB (A Shares)	592,200	4,076,810
Swedbank AB (A Shares) (a)	296,058	3,385,922
Telefonaktiebolaget LM Ericsson (B Shares)	285,536	3,151,372
TOTAL SWEDEN		19,108,091
Switzerland - 9.3%
Clariant AG (Reg.) (a)	211,230	2,798,688
Compagnie Financiere Richemont SA Series A	35,521	1,386,327
Givaudan SA	2,300	2,119,917
Julius Baer Group Ltd.	43,130	1,509,374
Nestle SA	288,848	14,282,245
Roche Holding AG (participation certificate)	45,561	5,927,239
Schindler Holding AG (participation certificate)	27,368	2,454,199
Sonova Holding AG Class B	17,651	2,142,083

	Shares	Value
The Swatch Group AG (Bearer)	5,940	$ 1,839,800
UBS AG (a)(d)	299,078	5,077,635
TOTAL SWITZERLAND		39,537,507
United Kingdom - 26.9%
Aegis Group PLC	540,152	992,888
Anglo American PLC (United Kingdom)	178,000	7,047,778
Aviva PLC	631,600	3,540,410
Barclays PLC	1,299,702	6,728,325
BG Group PLC	351,893	5,637,750
BHP Billiton PLC	174,605	5,346,385
BP PLC	879,100	5,619,238
BP PLC sponsored ADR	135,000	5,193,450
British Airways PLC (a)(d)	482,900	1,663,207
Britvic PLC	215,700	1,623,859
Burberry Group PLC	188,500	2,487,840
Capita Group PLC	169,900	1,915,928
Carphone Warehouse Group PLC (a)	576,500	2,079,620
Centrica PLC	627,188	2,989,409
GKN PLC (a)	504,000	1,067,930
HSBC Holdings PLC sponsored ADR (d)	303,585	15,507,118
InterContinental Hotel Group PLC	123,955	2,147,438
Invensys PLC	599,000	2,508,389
ITV PLC (a)	2,285,100	1,852,903
Lloyds TSB Group PLC (a)	3,200,400	3,452,597
Misys PLC (a)	290,900	1,150,200
Morgan Crucible Co. PLC	456,200	1,538,334
Rexam PLC	400,100	1,939,027
Rio Tinto PLC	65,245	3,375,189
Royal Dutch Shell PLC Class A (United Kingdom)	445,766	12,266,401
Sage Group PLC	395,300	1,481,153
Schroders PLC	93,500	1,888,793
Standard Chartered PLC (United Kingdom)	117,938	3,407,220
TalkTalk Telecom Group PLC (a)	869,200	1,669,985
Vodafone Group PLC	2,828,500	6,592,044
TOTAL UNITED KINGDOM		114,710,808
United States of America - 3.4%
Allergan, Inc.	35,400	2,161,524
Apple, Inc. (a)	7,930	2,039,993
Halliburton Co.	58,500	1,747,980
Morgan Stanley	73,100	1,972,969
Pride International, Inc. (a)	67,300	1,601,067
SanDisk Corp. (a)	29,400	1,284,780
Virgin Media, Inc.	170,100	3,662,253
TOTAL UNITED STATES OF AMERICA		14,470,566
TOTAL COMMON STOCKS (Cost $403,771,363)		419,190,747
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value
Germany - 1.1%
ProSiebenSat.1 Media AG (Cost $3,043,170)	258,200	$ 4,522,896
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.24% (b)	731,524	731,524
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	23,993,997	23,993,997
TOTAL MONEY MARKET FUNDS (Cost $24,725,521)		24,725,521
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $431,540,054)	448,439,164
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(22,100,109)
NET ASSETS - 100%	$ 426,339,055
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,996
Fidelity Securities Lending Cash Central Fund	303,129
Total	$ 308,125
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 114,710,808	$ 81,449,592	$ 33,261,216	$ -
France	55,619,251	50,110,645	5,508,606	-
Germany	48,959,227	48,959,227	-	-
Switzerland	39,537,507	34,459,872	5,077,635	-
Spain	24,640,320	22,589,015	2,051,305	-
Netherlands	19,904,963	6,777,356	13,127,607	-
Sweden	19,108,091	15,956,719	3,151,372	-
Denmark	15,158,210	9,162,928	5,995,282	-
United States of America	14,470,566	14,470,566	-	-
Other	71,604,700	63,512,762	8,091,938	-
Money Market Funds	24,725,521	24,725,521	-	-
Total Investments in Securities:	$ 448,439,164	$ 372,174,203	$ 76,264,961	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $440,363,288. Net unrealized appreciation aggregated $8,075,876, of which $41,988,724 related to appreciated investment securities and $33,912,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Fund -
Europe Fund
Class F

July 31, 2010

1.804873.106

EUR-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Austria - 0.7%
Erste Bank AG	162,400	$ 6,518,194
Zumtobel AG	196,474	3,722,041
TOTAL AUSTRIA		10,240,235
Bailiwick of Jersey - 1.8%
Experian PLC	969,500	9,541,538
Randgold Resources Ltd. sponsored ADR	56,500	5,078,220
Shire PLC	479,298	10,957,807
TOTAL BAILIWICK OF JERSEY		25,577,565
Belgium - 2.5%
Ageas	3,286,600	9,051,226
Anheuser-Busch InBev SA NV	315,304	16,699,013
Umicore SA	310,536	10,474,596
TOTAL BELGIUM		36,224,835
Bermuda - 0.3%
Huabao International Holdings Ltd.	3,208,000	4,138,289
British Virgin Islands - 0.1%
Playtech Ltd.	215,640	1,496,578
Canada - 0.5%
Niko Resources Ltd.	33,200	3,581,124
Petrobank Energy & Resources Ltd. (a)	99,000	4,078,652
TOTAL CANADA		7,659,776
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	16,744,000	7,674,109
China - 1.4%
Baidu.com, Inc. sponsored ADR (a)	93,600	7,619,976
China Merchants Bank Co. Ltd. (H Shares)	1,862,000	4,974,123
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	176,300	7,416,941
TOTAL CHINA		20,011,040
Denmark - 3.4%
Carlsberg AS Series B	95,400	8,460,346
Danisco AS	67,200	5,111,996
FLSmidth & Co. A/S (d)	113,900	8,114,653
Novo Nordisk AS Series B	227,641	19,481,157
Novozymes AS Series B	64,500	8,241,604
TOTAL DENMARK		49,409,756
Finland - 1.8%
Fortum Corp.	225,600	5,248,538
Nokia Corp.	383,170	3,608,782
Outotec OYJ (d)	138,300	4,897,482
UPM-Kymmene Corp.	849,600	12,335,613
TOTAL FINLAND		26,090,415
France - 12.9%
Atos Origin SA (a)	161,681	6,943,452
BNP Paribas SA	344,761	23,684,935

	Shares	Value
Cap Gemini SA	114,000	$ 5,426,211
Danone	209,100	11,729,712
Essilor International SA	89,871	5,622,402
Iliad Group SA	74,511	6,560,045
LVMH Moet Hennessy - Louis Vuitton	128,258	15,649,993
Natixis SA (a)	1,718,900	9,189,827
Pernod-Ricard SA	102,100	7,992,306
PPR SA	73,300	9,806,725
Publicis Groupe SA (d)	150,500	6,783,992
Remy Cointreau SA (d)	89,910	4,914,705
Safran SA	326,000	8,799,515
Sanofi-Aventis	318,834	18,537,451
Schneider Electric SA	132,993	15,340,274
Societe Generale Series A	181,552	10,467,142
Technip SA	97,100	6,466,975
Vallourec SA	115,360	11,232,981
TOTAL FRANCE		185,148,643
Germany - 10.1%
Bayerische Motoren Werke AG (BMW)	229,206	12,340,769
Daimler AG (Germany) (a)	283,160	15,269,716
Deutsche Bank AG	248,100	17,332,157
Deutsche Lufthansa AG (a)	524,600	8,529,624
HeidelbergCement AG	184,995	9,317,821
Infineon Technologies AG (a)	1,749,000	11,805,837
Linde AG	76,388	8,955,449
MAN SE	151,778	14,090,708
Rheinmetall AG	122,300	7,321,228
SAP AG	280,671	12,818,072
Siemens AG	282,805	27,567,137
TOTAL GERMANY		145,348,518
Greece - 0.2%
Alpha Bank AE (a)	412,600	3,135,154
Ireland - 1.0%
CRH PLC	323,004	6,735,038
Smurfit Kappa Group PLC (a)	711,200	7,334,896
TOTAL IRELAND		14,069,934
Italy - 2.0%
Intesa Sanpaolo SpA	2,879,249	9,531,780
Mediaset SpA	1,350,600	8,682,702
Saipem SpA	271,075	9,751,235
TOTAL ITALY		27,965,717
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	166,762	5,106,160
Netherlands - 4.5%
Aegon NV (a)	1,305,400	7,842,155
ASML Holding NV (Netherlands)	345,700	11,097,136
ING Groep NV (Certificaten Van Aandelen) unit (a)	948,600	9,098,364
Koninklijke Ahold NV	874,684	11,229,191
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	459,108	$ 14,274,461
Randstad Holdings NV (a)	260,338	11,696,068
TOTAL NETHERLANDS		65,237,375
Norway - 2.4%
Aker Solutions ASA	252,800	3,277,846
DnB NOR ASA	791,200	9,828,936
Pronova BioPharma ASA (a)	173,300	425,154
Sevan Marine ASA (a)	1,931,400	1,963,677
Storebrand ASA (A Shares) (a)	2,089,500	12,395,601
Telenor ASA	405,000	6,251,544
TOTAL NORWAY		34,142,758
South Africa - 0.9%
Clicks Group Ltd.	1,665,108	8,252,150
Woolworths Holdings Ltd.	1,466,169	5,224,042
TOTAL SOUTH AFRICA		13,476,192
Spain - 6.2%
Banco Bilbao Vizcaya Argentaria SA	565,177	7,580,130
Banco Santander SA	2,836,785	36,858,620
Gestevision Telecinco SA (d)	1,778,300	20,382,270
Inditex SA	170,698	11,290,821
Telefonica SA	551,645	12,494,112
TOTAL SPAIN		88,605,953
Sweden - 4.3%
H&M Hennes & Mauritz AB (B Shares)	334,650	10,543,005
Modern Times Group MTG AB (B Shares)	123,300	7,731,446
Sandvik AB	735,800	9,505,867
Skandinaviska Enskilda Banken AB (A Shares)	1,899,100	13,073,743
Swedbank AB (A Shares) (a)	958,717	10,964,545
Telefonaktiebolaget LM Ericsson (B Shares)	926,280	10,223,064
TOTAL SWEDEN		62,041,670
Switzerland - 9.1%
Clariant AG (Reg.) (a)	747,590	9,905,182
Compagnie Financiere Richemont SA Series A	106,698	4,164,249
Givaudan SA	6,840	6,304,450
Julius Baer Group Ltd.	145,070	5,076,858
Nestle SA	970,814	48,002,420
Roche Holding AG (participation certificate)	146,314	19,034,657
Schindler Holding AG (participation certificate)	82,893	7,433,351
Sonova Holding AG Class B	57,046	6,922,965

	Shares	Value
The Swatch Group AG (Bearer)	20,630	$ 6,389,744
UBS AG (NY Shares) (a)	1,004,900	17,053,153
TOTAL SWITZERLAND		130,287,029
United Kingdom - 26.8%
Aegis Group PLC	1,818,520	3,342,739
Anglo American PLC (United Kingdom)	586,700	23,229,951
Aviva PLC	2,047,600	11,477,743
Barclays PLC	4,344,645	22,491,450
BG Group PLC	1,127,434	18,062,852
BHP Billiton PLC	566,598	17,349,167
BP PLC	3,724,600	23,807,773
BP PLC sponsored ADR	303,400	11,671,798
British Airways PLC (a)(d)	1,569,300	5,404,993
Britvic PLC	731,105	5,503,992
Burberry Group PLC	660,100	8,712,057
Capita Group PLC	571,500	6,444,689
Carphone Warehouse Group PLC (a)	2,917,789	10,525,399
Centrica PLC	2,152,390	10,259,082
GKN PLC (a)	1,694,800	3,591,126
HSBC Holdings PLC:
(Hong Kong)	289,200	2,960,729
(United Kingdom)	4,914,930	49,957,203
InterContinental Hotel Group PLC	382,249	6,622,211
Invensys PLC	1,844,800	7,725,336
ITV PLC (a)	7,462,900	6,051,388
Lloyds TSB Group PLC (a)	10,751,700	11,598,954
Misys PLC (a)	942,400	3,726,190
Morgan Crucible Co. PLC	1,311,700	4,423,131
Rexam PLC	1,439,000	6,973,906
Rio Tinto PLC	212,651	11,000,649
Royal Dutch Shell PLC Class A (Netherlands)	1,588,340	43,801,342
Sage Group PLC	1,329,600	4,981,888
Schroders PLC	272,500	5,504,770
Standard Chartered PLC (United Kingdom)	384,332	11,103,324
TalkTalk Telecom Group PLC (a)	2,622,000	5,037,622
Vodafone Group PLC	9,451,300	22,027,005
TOTAL UNITED KINGDOM		385,370,459
United States of America - 3.4%
Allergan, Inc.	118,900	7,260,034
Apple, Inc. (a)	25,800	6,637,050
Halliburton Co.	189,700	5,668,236
Morgan Stanley	246,000	6,639,540
Pride International, Inc. (a)	218,500	5,198,115
SanDisk Corp. (a)	98,900	4,321,930
Virgin Media, Inc.	632,800	13,624,184
TOTAL UNITED STATES OF AMERICA		49,349,089
TOTAL COMMON STOCKS (Cost $1,247,653,790)		1,397,807,249
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Germany - 1.0%
ProSiebenSat.1 Media AG (Cost $7,880,274)	863,390	$ 15,124,023
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.24% (b)	19,282,947	19,282,947
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	26,575,590	26,575,590
TOTAL MONEY MARKET FUNDS (Cost $45,858,537)		45,858,537
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,301,392,601)	1,458,789,809
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(20,204,806)
NET ASSETS - 100%	$ 1,438,585,003
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,787
Fidelity Securities Lending Cash Central Fund	1,372,687
Total	$ 1,422,474
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 385,370,459	$ 173,753,976	$ 211,616,483	$ -
France	185,148,643	166,611,192	18,537,451	-
Germany	160,472,541	160,472,541	-	-
Switzerland	130,287,029	130,287,029	-	-
Spain	88,605,953	68,531,711	20,074,242	-
Netherlands	65,237,375	22,925,259	42,312,116	-
Sweden	62,041,670	51,818,606	10,223,064	-
Denmark	49,409,756	29,928,599	19,481,157	-
United States of America	49,349,089	49,349,089	-	-
Other	237,008,757	210,600,970	26,407,787	-
Money Market Funds	45,858,537	45,858,537	-	-
Total Investments in Securities:	$ 1,458,789,809	$ 1,110,137,509	$ 348,652,300	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,317,928,612. Net unrealized appreciation aggregated $140,861,197, of which $205,676,406 related to appreciated investment securities and $64,815,209 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global Commodity Stock

July 31, 2010

1.879385.101

GCS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 19.2%
Diversified Chemicals - 0.4%
Dow Chemical Co.	51,400	$ 1,404,762
Fertilizers & Agricultural Chemicals - 18.6%
Agrium, Inc.	58,700	3,694,625
CF Industries Holdings, Inc.	54,572	4,430,701
China BlueChemical Ltd. (H shares)	770,000	493,672
Fertilizantes Heringer SA (a)	67,300	301,577
Incitec Pivot Ltd.	503,200	1,479,792
Israel Chemicals Ltd.	352,200	4,382,643
K&S AG	61,007	3,239,379
Monsanto Co.	248,600	14,379,024
Potash Corp. of Saskatchewan, Inc.	91,800	9,609,999
Sinofert Holdings Ltd. (a)	2,932,000	1,294,723
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	8,500	322,915
Syngenta AG (Switzerland)	43,782	9,671,118
Taiwan Fertilizer Co. Ltd.	352,000	974,981
The Mosaic Co.	117,100	5,579,815
United Phosphorous Ltd.	329,732	1,309,403
Uralkali JSC GDR (Reg. S) (a)	20,000	420,400
Yara International ASA	127,800	4,818,671
		66,403,438
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	21,600	633,096
Johnson Matthey PLC	2,900	76,913
		710,009
TOTAL CHEMICALS		68,518,209
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
K-Green Trust (a)	22,000	18,604
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Fluor Corp.	10,800	521,532
Foster Wheeler AG (a)	15,500	356,810
Granite Construction, Inc.	43,300	1,006,725
Jacobs Engineering Group, Inc. (a)	11,400	416,898
KBR, Inc.	13,183	295,036
		2,597,001
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Cemex SA de CV sponsored ADR	50,508	$ 476,796
HeidelbergCement AG	31,512	1,587,195
Martin Marietta Materials, Inc.	800	68,320
		2,132,311
ENERGY EQUIPMENT & SERVICES - 2.3%
Oil & Gas Drilling - 0.5%
Ensco International Ltd. ADR	25,800	1,078,698
Noble Corp.	4,200	136,500
Transocean Ltd. (a)	7,000	323,470
Vantage Drilling Co. (a)	229,100	304,703
		1,843,371
Oil & Gas Equipment & Services - 1.8%
Aker Solutions ASA	19,200	248,950
Baker Hughes, Inc.	25,280	1,220,266
Fugro NV (Certificaten Van Aandelen) unit	1,100	58,086
Halliburton Co.	26,200	782,856
ION Geophysical Corp. (a)	194,000	851,660
National Oilwell Varco, Inc.	14,000	548,240
Newpark Resources, Inc. (a)	33,200	265,268
Oceaneering International, Inc. (a)	1,400	69,272
Saipem SpA	29,278	1,053,202
Schlumberger Ltd.	16,000	954,560
Technip SA	800	53,281
Weatherford International Ltd. (a)	4,500	72,900
Wellstream Holdings PLC	31,400	246,978
		6,425,519
TOTAL ENERGY EQUIPMENT & SERVICES		8,268,890
FOOD PRODUCTS - 5.6%
Agricultural Products - 5.0%
Archer Daniels Midland Co.	266,600	7,294,176
Bunge Ltd.	59,200	2,939,280
China Agri-Industries Holding Ltd.	1,089,000	1,232,354
China Green (Holdings) Ltd.	120,000	124,519
Golden Agri-Resources Ltd.	2,470,000	1,044,378
IOI Corp. Bhd	474,606	763,245
Kuala Lumpur Kepong Bhd	13,300	70,516
Origin Agritech Ltd. (a)	40,410	339,848
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
PPB Group Bhd	47,200	$ 257,070
Viterra, Inc. (a)	138,100	1,081,478
Wilmar International Ltd.	537,000	2,471,961
		17,618,825
Packaged Foods & Meats - 0.6%
China Yurun Food Group Ltd.	111,000	364,403
Cosan Ltd. Class A (a)	63,100	716,816
MHP SA GDR (Reg. S) (a)	51,400	722,170
Tingyi (Cayman Islands) Holding Corp.	162,000	410,866
		2,214,255
TOTAL FOOD PRODUCTS		19,833,080
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	110,000	755,497
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc. Class A	7,800	485,316
Caterpillar, Inc.	2,200	153,450
Cummins, Inc.	1,000	79,610
Jain Irrigation Systems Ltd.	31,620	842,223
PT United Tractors Tbk	32,500	73,252
		1,633,851
Industrial Machinery - 0.4%
Duoyuan Global Water, Inc. ADR (a)(d)	46,000	928,740
Vallourec SA	4,600	447,917
		1,376,657
TOTAL MACHINERY		3,010,508
METALS & MINING - 32.9%
Aluminum - 0.2%
Alcoa, Inc.	68,800	768,496
Diversified Metals & Mining - 15.3%
African Rainbow Minerals Ltd.	49,500	1,160,766
Anglo American PLC (United Kingdom)	176,451	6,986,446
Antofagasta PLC	17,000	263,428
BHP Billiton PLC	654,227	20,032,358
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Compass Minerals International, Inc.	1,900	$ 134,311
Eramet SA	622	172,230
Eurasian Natural Resources Corp. PLC	46,500	661,116
First Quantum Minerals Ltd.	13,800	864,824
Freeport-McMoRan Copper & Gold, Inc.	49,300	3,526,922
Grupo Mexico SA de CV Series B	148,082	393,648
HudBay Minerals, Inc. (a)	35,100	437,747
Ivanhoe Mines Ltd. (a)	14,900	262,937
Jiangxi Copper Co. Ltd. (H Shares)	40,000	88,780
Kazakhmys PLC	18,300	349,013
Mitsubishi Materials Corp. (a)	91,000	242,175
OJSC MMC Norilsk Nickel sponsored ADR (a)	79,500	1,294,260
Rio Tinto PLC	185,787	9,610,947
Sterlite Industries (India) Ltd.	173,488	655,678
Sumitomo Metal Mining Co. Ltd.	42,000	558,866
Teck Resources Ltd. Class B (sub. vtg.)	57,700	2,031,386
Vedanta Resources PLC	39,800	1,523,729
Walter Energy, Inc.	4,000	285,200
Xstrata PLC	180,591	2,876,291
		54,413,058
Gold - 7.4%
Agnico-Eagle Mines Ltd.:
(Canada)	26,300	1,469,341
(United States)	100	5,575
AngloGold Ashanti Ltd. sponsored ADR	77,700	3,148,404
Barrick Gold Corp.	118,800	4,883,981
Eldorado Gold Corp.	23,453	381,016
Franco-Nevada Corp.	9,800	298,686
Gold Fields Ltd. sponsored ADR	75,300	1,018,809
Goldcorp, Inc.	100,000	3,920,424
Harmony Gold Mining Co. Ltd. sponsored ADR	71,700	717,000
IAMGOLD Corp.	14,800	233,385
Kinross Gold Corp.	20,800	341,355
Lihir Gold Ltd.	227,337	844,953
Newcrest Mining Ltd.	83,809	2,480,549
Newmont Mining Corp.	59,600	3,331,640
Polyus Gold OJSC sponsored ADR	12,000	289,200
Randgold Resources Ltd. sponsored ADR	17,100	1,536,948
Red Back Mining, Inc. (a)	2,900	73,406
Royal Gold, Inc.	1,900	83,847
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Ventana Gold Corp. (a)	28,500	$ 227,623
Yamana Gold, Inc.	91,900	864,510
		26,150,652
Precious Metals & Minerals - 0.7%
Anglo Platinum Ltd. (a)	1,400	134,927
Aquarius Platinum Ltd. (United Kingdom)	81,200	346,913
Compania de Minas Buenaventura SA sponsored ADR	9,400	362,934
Impala Platinum Holdings Ltd.	2,600	70,394
Lonmin PLC (a)	4,922	121,199
Mvelaphanda Resources Ltd. (a)	18,573	111,321
Northam Platinum Ltd.	20,900	126,071
Pan American Silver Corp.	11,100	254,856
Polymetal JSC GDR (Reg. S) (a)	15,700	205,827
Silver Standard Resources, Inc. (a)	16,000	261,760
Silver Wheaton Corp. (a)	34,500	650,766
		2,646,968
Steel - 9.3%
Allegheny Technologies, Inc.	4,700	223,767
ArcelorMittal SA Class A unit (d)	108,200	3,321,740
Atlas Iron Ltd. (a)	36,000	65,475
BlueScope Steel Ltd. (a)	456,649	979,281
Carpenter Technology Corp.	10,200	356,490
China Steel Corp.	33,819	32,088
Cliffs Natural Resources, Inc.	3,400	192,338
Commercial Metals Co.	78,500	1,129,615
Companhia Siderurgica Nacional SA (CSN)	9,900	164,165
Fortescue Metals Group Ltd. (a)	55,598	215,821
Gerdau SA sponsored ADR	31,300	458,232
JFE Holdings, Inc.	81,000	2,507,087
Jindal Steel & Power Ltd.	86,271	1,157,689
JSW Steel Ltd.	11,131	268,118
Kobe Steel Ltd.	265,000	554,990
Maanshan Iron & Steel Co. Ltd. (H Shares)	854,000	476,063
Maruichi Steel Tube Ltd.	13,000	259,022
Mechel Steel Group OAO sponsored ADR	16,000	348,480
Nippon Steel Corp.	592,000	2,020,712
Novolipetsk Steel Ojsc	4,500	139,905
Nucor Corp.	27,700	1,084,178
OneSteel Ltd.	141,793	383,621
POSCO	9,210	3,831,315
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Salzgitter AG	1,284	$ 85,817
Sumitomo Metal Industries Ltd.	727,000	1,758,091
Tata Steel Ltd.	30,647	354,801
Ternium SA sponsored ADR	15,600	557,700
Thyssenkrupp AG	7,700	228,515
Tokyo Steel Manufacturing Co. Ltd.	12,600	150,748
United States Steel Corp.	9,300	412,269
Vale SA (PN-A) sponsored ADR (a)	314,000	7,608,220
Voestalpine AG	29,400	940,719
Yamato Kogyo Co. Ltd.	29,700	724,415
		32,991,487
TOTAL METALS & MINING		116,970,661
OIL, GAS & CONSUMABLE FUELS - 31.1%
Coal & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. (a)	39,705	1,521,893
Arch Coal, Inc.	24,000	568,560
Banpu PCL (For. Reg.)	7,700	148,571
Cameco Corp.	3,300	84,045
China Coal Energy Co. Ltd. (H Shares)	146,000	203,752
China Shenhua Energy Co. Ltd. (H Shares)	91,500	352,218
Cloud Peak Energy, Inc.	26,700	409,845
CONSOL Energy, Inc.	10,800	404,784
Massey Energy Co.	37,500	1,146,750
Paladin Energy Ltd. (a)	21,511	74,937
Peabody Energy Corp.	24,000	1,083,600
PT Bumi Resources Tbk	684,000	131,598
		6,130,553
Integrated Oil & Gas - 21.9%
BG Group PLC	266,057	4,262,554
BP PLC	975,300	6,234,151
Cenovus Energy, Inc.	4,500	126,733
Chevron Corp.	130,300	9,930,163
China Petroleum & Chemical Corp. (H Shares)	597,000	481,775
ConocoPhillips	17,800	982,916
ENI SpA	151,227	3,090,766
Exxon Mobil Corp.	285,961	17,066,152
Galp Energia SGPS SA Class B	13,781	225,416
Hess Corp.	5,100	273,309
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Imperial Oil Ltd.	11,600	$ 453,867
InterOil Corp. (a)(d)	5,600	336,000
Lukoil Oil Co. sponsored ADR	29,000	1,655,900
Marathon Oil Corp.	114,400	3,826,680
OAO Gazprom sponsored ADR	121,300	2,620,080
Occidental Petroleum Corp.	69,700	5,431,721
Origin Energy Ltd.	60,019	838,518
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	49,400	1,573,390
Repsol YPF SA	44,088	1,039,704
Royal Dutch Shell PLC Class A (United Kingdom)	330,850	9,104,191
Suncor Energy, Inc.	120,032	3,957,279
Surgutneftegaz JSC sponsored ADR	3,930	39,693
Total SA	87,255	4,405,440
		77,956,398
Oil & Gas Exploration & Production - 6.9%
Anadarko Petroleum Corp.	35,900	1,764,844
Apache Corp.	17,600	1,682,208
Berry Petroleum Co. Class A	36,300	1,082,466
Cairn Energy PLC (a)	56,700	415,117
Canadian Natural Resources Ltd.	18,100	623,318
Chesapeake Energy Corp.	31,100	654,033
CNOOC Ltd. sponsored ADR (d)	7,800	1,313,676
CNPC (Hong Kong) Ltd.	50,000	65,143
Denbury Resources, Inc. (a)	51,400	814,176
Devon Energy Corp.	12,600	787,374
EOG Resources, Inc.	14,400	1,404,000
Falkland Oil & Gas Ltd. (a)	61,700	122,898
Heritage Oil PLC (a)	98,500	633,862
Japan Petroleum Exploration Co. Ltd.	13,700	540,550
Lundin Petroleum AB (a)	55,000	306,622
Mariner Energy, Inc. (a)	36,700	876,763
Newfield Exploration Co. (a)	1,400	74,844
Nexen, Inc.	4,500	93,463
Niko Resources Ltd.	5,000	539,326
Noble Energy, Inc.	5,500	368,830
Northern Oil & Gas, Inc. (a)	52,400	769,232
OAO NOVATEK GDR	7,600	570,000
Oil & Natural Gas Corp. Ltd.	7,722	206,547
OPTI Canada, Inc. (a)	227,200	364,687
Pacific Rubiales Energy Corp. (a)	6,300	151,134
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Painted Pony Petroleum Ltd. Class A (a)	27,400	$ 175,923
PetroBakken Energy Ltd. Class A	24,248	531,925
Petrobank Energy & Resources Ltd. (a)	37,200	1,532,584
Petrohawk Energy Corp. (a)	43,200	681,264
Plains Exploration & Production Co. (a)	7,000	157,850
Progress Energy Resources Corp.	16,000	193,161
Range Resources Corp.	9,200	341,504
Santos Ltd.	43,881	528,086
Southwestern Energy Co. (a)	33,900	1,235,655
Talisman Energy, Inc.	120,300	2,053,860
Tullow Oil PLC	13,600	262,575
Ultra Petroleum Corp. (a)	5,000	211,850
Whiting Petroleum Corp. (a)	2,500	220,025
		24,351,375
Oil & Gas Refining & Marketing - 0.6%
Frontier Oil Corp.	63,600	781,644
Holly Corp.	12,600	336,798
Neste Oil Oyj	3,800	56,015
Reliance Industries Ltd.	46,840	1,019,554
Sunoco, Inc.	2,100	74,907
		2,268,918
TOTAL OIL, GAS & CONSUMABLE FUELS		110,707,244
PAPER & FOREST PRODUCTS - 4.5%
Forest Products - 0.9%
China Forestry Holdings Co. Ltd.	184,000	73,434
Sino-Forest Corp. (a)	68,400	1,053,331
Weyerhaeuser Co.	125,700	2,038,854
		3,165,619
Paper Products - 3.6%
Domtar Corp.	1,300	76,050
Fibria Celulose SA sponsored ADR (a)	49,789	781,687
International Paper Co.	152,400	3,688,080
Nine Dragons Paper (Holdings) Ltd.	702,000	1,019,448
Nippon Paper Group, Inc.	15,300	407,705
Oji Paper Co. Ltd.	398,000	1,924,952
Sappi Ltd. (a)	61,475	295,395
Stora Enso Oyj (R Shares)	61,500	498,170
Suzano Papel e Celulose SA	6,125	58,237
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares)	101,100	$ 1,459,493
UPM-Kymmene Corp.	177,600	2,578,631
		12,787,848
TOTAL PAPER & FOREST PRODUCTS		15,953,467
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Plum Creek Timber Co., Inc.	900	32,292
Potlatch Corp.	900	33,354
Rayonier, Inc.	700	34,181
		99,827
ROAD & RAIL - 0.3%
Railroads - 0.3%
CSX Corp.	8,800	463,936
Union Pacific Corp.	7,900	589,893
		1,053,829
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Tsutsumi Jewelry Co. Ltd.	18,200	423,280
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	6,000	75,522
Kloeckner & Co. AG (a)	15,374	318,399
Mills Estruturas e Servicos de Engenharia SA (a)	8,000	68,695
Noble Group Ltd.	960,090	1,164,901
		1,627,517
TOTAL COMMON STOCKS (Cost $360,166,474)		351,969,925
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,024,478	$ 1,024,478
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	4,131,350	4,131,350
TOTAL MONEY MARKET FUNDS (Cost $5,155,828)		5,155,828
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $365,322,302)		357,125,753
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,042,562)
NET ASSETS - 100%		$ 356,083,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,998
Fidelity Securities Lending Cash Central Fund	71,517
Total	$ 80,515
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 351,969,925	$ 292,071,720	$ 59,898,205	$ -
Money Market Funds	5,155,828	5,155,828	-	-
Total Investments in Securities:	$ 357,125,753	$ 297,227,548	$ 59,898,205	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $367,297,222. Net unrealized depreciation aggregated $10,171,469, of which $22,845,092 related to appreciated investment securities and $33,016,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879401.101

AGCS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 19.2%
Diversified Chemicals - 0.4%
Dow Chemical Co.	51,400	$ 1,404,762
Fertilizers & Agricultural Chemicals - 18.6%
Agrium, Inc.	58,700	3,694,625
CF Industries Holdings, Inc.	54,572	4,430,701
China BlueChemical Ltd. (H shares)	770,000	493,672
Fertilizantes Heringer SA (a)	67,300	301,577
Incitec Pivot Ltd.	503,200	1,479,792
Israel Chemicals Ltd.	352,200	4,382,643
K&S AG	61,007	3,239,379
Monsanto Co.	248,600	14,379,024
Potash Corp. of Saskatchewan, Inc.	91,800	9,609,999
Sinofert Holdings Ltd. (a)	2,932,000	1,294,723
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	8,500	322,915
Syngenta AG (Switzerland)	43,782	9,671,118
Taiwan Fertilizer Co. Ltd.	352,000	974,981
The Mosaic Co.	117,100	5,579,815
United Phosphorous Ltd.	329,732	1,309,403
Uralkali JSC GDR (Reg. S) (a)	20,000	420,400
Yara International ASA	127,800	4,818,671
		66,403,438
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	21,600	633,096
Johnson Matthey PLC	2,900	76,913
		710,009
TOTAL CHEMICALS		68,518,209
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
K-Green Trust (a)	22,000	18,604
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Fluor Corp.	10,800	521,532
Foster Wheeler AG (a)	15,500	356,810
Granite Construction, Inc.	43,300	1,006,725
Jacobs Engineering Group, Inc. (a)	11,400	416,898
KBR, Inc.	13,183	295,036
		2,597,001
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Cemex SA de CV sponsored ADR	50,508	$ 476,796
HeidelbergCement AG	31,512	1,587,195
Martin Marietta Materials, Inc.	800	68,320
		2,132,311
ENERGY EQUIPMENT & SERVICES - 2.3%
Oil & Gas Drilling - 0.5%
Ensco International Ltd. ADR	25,800	1,078,698
Noble Corp.	4,200	136,500
Transocean Ltd. (a)	7,000	323,470
Vantage Drilling Co. (a)	229,100	304,703
		1,843,371
Oil & Gas Equipment & Services - 1.8%
Aker Solutions ASA	19,200	248,950
Baker Hughes, Inc.	25,280	1,220,266
Fugro NV (Certificaten Van Aandelen) unit	1,100	58,086
Halliburton Co.	26,200	782,856
ION Geophysical Corp. (a)	194,000	851,660
National Oilwell Varco, Inc.	14,000	548,240
Newpark Resources, Inc. (a)	33,200	265,268
Oceaneering International, Inc. (a)	1,400	69,272
Saipem SpA	29,278	1,053,202
Schlumberger Ltd.	16,000	954,560
Technip SA	800	53,281
Weatherford International Ltd. (a)	4,500	72,900
Wellstream Holdings PLC	31,400	246,978
		6,425,519
TOTAL ENERGY EQUIPMENT & SERVICES		8,268,890
FOOD PRODUCTS - 5.6%
Agricultural Products - 5.0%
Archer Daniels Midland Co.	266,600	7,294,176
Bunge Ltd.	59,200	2,939,280
China Agri-Industries Holding Ltd.	1,089,000	1,232,354
China Green (Holdings) Ltd.	120,000	124,519
Golden Agri-Resources Ltd.	2,470,000	1,044,378
IOI Corp. Bhd	474,606	763,245
Kuala Lumpur Kepong Bhd	13,300	70,516
Origin Agritech Ltd. (a)	40,410	339,848
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Agricultural Products - continued
PPB Group Bhd	47,200	$ 257,070
Viterra, Inc. (a)	138,100	1,081,478
Wilmar International Ltd.	537,000	2,471,961
		17,618,825
Packaged Foods & Meats - 0.6%
China Yurun Food Group Ltd.	111,000	364,403
Cosan Ltd. Class A (a)	63,100	716,816
MHP SA GDR (Reg. S) (a)	51,400	722,170
Tingyi (Cayman Islands) Holding Corp.	162,000	410,866
		2,214,255
TOTAL FOOD PRODUCTS		19,833,080
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	110,000	755,497
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc. Class A	7,800	485,316
Caterpillar, Inc.	2,200	153,450
Cummins, Inc.	1,000	79,610
Jain Irrigation Systems Ltd.	31,620	842,223
PT United Tractors Tbk	32,500	73,252
		1,633,851
Industrial Machinery - 0.4%
Duoyuan Global Water, Inc. ADR (a)(d)	46,000	928,740
Vallourec SA	4,600	447,917
		1,376,657
TOTAL MACHINERY		3,010,508
METALS & MINING - 32.9%
Aluminum - 0.2%
Alcoa, Inc.	68,800	768,496
Diversified Metals & Mining - 15.3%
African Rainbow Minerals Ltd.	49,500	1,160,766
Anglo American PLC (United Kingdom)	176,451	6,986,446
Antofagasta PLC	17,000	263,428
BHP Billiton PLC	654,227	20,032,358
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Compass Minerals International, Inc.	1,900	$ 134,311
Eramet SA	622	172,230
Eurasian Natural Resources Corp. PLC	46,500	661,116
First Quantum Minerals Ltd.	13,800	864,824
Freeport-McMoRan Copper & Gold, Inc.	49,300	3,526,922
Grupo Mexico SA de CV Series B	148,082	393,648
HudBay Minerals, Inc. (a)	35,100	437,747
Ivanhoe Mines Ltd. (a)	14,900	262,937
Jiangxi Copper Co. Ltd. (H Shares)	40,000	88,780
Kazakhmys PLC	18,300	349,013
Mitsubishi Materials Corp. (a)	91,000	242,175
OJSC MMC Norilsk Nickel sponsored ADR (a)	79,500	1,294,260
Rio Tinto PLC	185,787	9,610,947
Sterlite Industries (India) Ltd.	173,488	655,678
Sumitomo Metal Mining Co. Ltd.	42,000	558,866
Teck Resources Ltd. Class B (sub. vtg.)	57,700	2,031,386
Vedanta Resources PLC	39,800	1,523,729
Walter Energy, Inc.	4,000	285,200
Xstrata PLC	180,591	2,876,291
		54,413,058
Gold - 7.4%
Agnico-Eagle Mines Ltd.:
(Canada)	26,300	1,469,341
(United States)	100	5,575
AngloGold Ashanti Ltd. sponsored ADR	77,700	3,148,404
Barrick Gold Corp.	118,800	4,883,981
Eldorado Gold Corp.	23,453	381,016
Franco-Nevada Corp.	9,800	298,686
Gold Fields Ltd. sponsored ADR	75,300	1,018,809
Goldcorp, Inc.	100,000	3,920,424
Harmony Gold Mining Co. Ltd. sponsored ADR	71,700	717,000
IAMGOLD Corp.	14,800	233,385
Kinross Gold Corp.	20,800	341,355
Lihir Gold Ltd.	227,337	844,953
Newcrest Mining Ltd.	83,809	2,480,549
Newmont Mining Corp.	59,600	3,331,640
Polyus Gold OJSC sponsored ADR	12,000	289,200
Randgold Resources Ltd. sponsored ADR	17,100	1,536,948
Red Back Mining, Inc. (a)	2,900	73,406
Royal Gold, Inc.	1,900	83,847
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Ventana Gold Corp. (a)	28,500	$ 227,623
Yamana Gold, Inc.	91,900	864,510
		26,150,652
Precious Metals & Minerals - 0.7%
Anglo Platinum Ltd. (a)	1,400	134,927
Aquarius Platinum Ltd. (United Kingdom)	81,200	346,913
Compania de Minas Buenaventura SA sponsored ADR	9,400	362,934
Impala Platinum Holdings Ltd.	2,600	70,394
Lonmin PLC (a)	4,922	121,199
Mvelaphanda Resources Ltd. (a)	18,573	111,321
Northam Platinum Ltd.	20,900	126,071
Pan American Silver Corp.	11,100	254,856
Polymetal JSC GDR (Reg. S) (a)	15,700	205,827
Silver Standard Resources, Inc. (a)	16,000	261,760
Silver Wheaton Corp. (a)	34,500	650,766
		2,646,968
Steel - 9.3%
Allegheny Technologies, Inc.	4,700	223,767
ArcelorMittal SA Class A unit (d)	108,200	3,321,740
Atlas Iron Ltd. (a)	36,000	65,475
BlueScope Steel Ltd. (a)	456,649	979,281
Carpenter Technology Corp.	10,200	356,490
China Steel Corp.	33,819	32,088
Cliffs Natural Resources, Inc.	3,400	192,338
Commercial Metals Co.	78,500	1,129,615
Companhia Siderurgica Nacional SA (CSN)	9,900	164,165
Fortescue Metals Group Ltd. (a)	55,598	215,821
Gerdau SA sponsored ADR	31,300	458,232
JFE Holdings, Inc.	81,000	2,507,087
Jindal Steel & Power Ltd.	86,271	1,157,689
JSW Steel Ltd.	11,131	268,118
Kobe Steel Ltd.	265,000	554,990
Maanshan Iron & Steel Co. Ltd. (H Shares)	854,000	476,063
Maruichi Steel Tube Ltd.	13,000	259,022
Mechel Steel Group OAO sponsored ADR	16,000	348,480
Nippon Steel Corp.	592,000	2,020,712
Novolipetsk Steel Ojsc	4,500	139,905
Nucor Corp.	27,700	1,084,178
OneSteel Ltd.	141,793	383,621
POSCO	9,210	3,831,315
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Salzgitter AG	1,284	$ 85,817
Sumitomo Metal Industries Ltd.	727,000	1,758,091
Tata Steel Ltd.	30,647	354,801
Ternium SA sponsored ADR	15,600	557,700
Thyssenkrupp AG	7,700	228,515
Tokyo Steel Manufacturing Co. Ltd.	12,600	150,748
United States Steel Corp.	9,300	412,269
Vale SA (PN-A) sponsored ADR (a)	314,000	7,608,220
Voestalpine AG	29,400	940,719
Yamato Kogyo Co. Ltd.	29,700	724,415
		32,991,487
TOTAL METALS & MINING		116,970,661
OIL, GAS & CONSUMABLE FUELS - 31.1%
Coal & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. (a)	39,705	1,521,893
Arch Coal, Inc.	24,000	568,560
Banpu PCL (For. Reg.)	7,700	148,571
Cameco Corp.	3,300	84,045
China Coal Energy Co. Ltd. (H Shares)	146,000	203,752
China Shenhua Energy Co. Ltd. (H Shares)	91,500	352,218
Cloud Peak Energy, Inc.	26,700	409,845
CONSOL Energy, Inc.	10,800	404,784
Massey Energy Co.	37,500	1,146,750
Paladin Energy Ltd. (a)	21,511	74,937
Peabody Energy Corp.	24,000	1,083,600
PT Bumi Resources Tbk	684,000	131,598
		6,130,553
Integrated Oil & Gas - 21.9%
BG Group PLC	266,057	4,262,554
BP PLC	975,300	6,234,151
Cenovus Energy, Inc.	4,500	126,733
Chevron Corp.	130,300	9,930,163
China Petroleum & Chemical Corp. (H Shares)	597,000	481,775
ConocoPhillips	17,800	982,916
ENI SpA	151,227	3,090,766
Exxon Mobil Corp.	285,961	17,066,152
Galp Energia SGPS SA Class B	13,781	225,416
Hess Corp.	5,100	273,309
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Imperial Oil Ltd.	11,600	$ 453,867
InterOil Corp. (a)(d)	5,600	336,000
Lukoil Oil Co. sponsored ADR	29,000	1,655,900
Marathon Oil Corp.	114,400	3,826,680
OAO Gazprom sponsored ADR	121,300	2,620,080
Occidental Petroleum Corp.	69,700	5,431,721
Origin Energy Ltd.	60,019	838,518
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	49,400	1,573,390
Repsol YPF SA	44,088	1,039,704
Royal Dutch Shell PLC Class A (United Kingdom)	330,850	9,104,191
Suncor Energy, Inc.	120,032	3,957,279
Surgutneftegaz JSC sponsored ADR	3,930	39,693
Total SA	87,255	4,405,440
		77,956,398
Oil & Gas Exploration & Production - 6.9%
Anadarko Petroleum Corp.	35,900	1,764,844
Apache Corp.	17,600	1,682,208
Berry Petroleum Co. Class A	36,300	1,082,466
Cairn Energy PLC (a)	56,700	415,117
Canadian Natural Resources Ltd.	18,100	623,318
Chesapeake Energy Corp.	31,100	654,033
CNOOC Ltd. sponsored ADR (d)	7,800	1,313,676
CNPC (Hong Kong) Ltd.	50,000	65,143
Denbury Resources, Inc. (a)	51,400	814,176
Devon Energy Corp.	12,600	787,374
EOG Resources, Inc.	14,400	1,404,000
Falkland Oil & Gas Ltd. (a)	61,700	122,898
Heritage Oil PLC (a)	98,500	633,862
Japan Petroleum Exploration Co. Ltd.	13,700	540,550
Lundin Petroleum AB (a)	55,000	306,622
Mariner Energy, Inc. (a)	36,700	876,763
Newfield Exploration Co. (a)	1,400	74,844
Nexen, Inc.	4,500	93,463
Niko Resources Ltd.	5,000	539,326
Noble Energy, Inc.	5,500	368,830
Northern Oil & Gas, Inc. (a)	52,400	769,232
OAO NOVATEK GDR	7,600	570,000
Oil & Natural Gas Corp. Ltd.	7,722	206,547
OPTI Canada, Inc. (a)	227,200	364,687
Pacific Rubiales Energy Corp. (a)	6,300	151,134
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Painted Pony Petroleum Ltd. Class A (a)	27,400	$ 175,923
PetroBakken Energy Ltd. Class A	24,248	531,925
Petrobank Energy & Resources Ltd. (a)	37,200	1,532,584
Petrohawk Energy Corp. (a)	43,200	681,264
Plains Exploration & Production Co. (a)	7,000	157,850
Progress Energy Resources Corp.	16,000	193,161
Range Resources Corp.	9,200	341,504
Santos Ltd.	43,881	528,086
Southwestern Energy Co. (a)	33,900	1,235,655
Talisman Energy, Inc.	120,300	2,053,860
Tullow Oil PLC	13,600	262,575
Ultra Petroleum Corp. (a)	5,000	211,850
Whiting Petroleum Corp. (a)	2,500	220,025
		24,351,375
Oil & Gas Refining & Marketing - 0.6%
Frontier Oil Corp.	63,600	781,644
Holly Corp.	12,600	336,798
Neste Oil Oyj	3,800	56,015
Reliance Industries Ltd.	46,840	1,019,554
Sunoco, Inc.	2,100	74,907
		2,268,918
TOTAL OIL, GAS & CONSUMABLE FUELS		110,707,244
PAPER & FOREST PRODUCTS - 4.5%
Forest Products - 0.9%
China Forestry Holdings Co. Ltd.	184,000	73,434
Sino-Forest Corp. (a)	68,400	1,053,331
Weyerhaeuser Co.	125,700	2,038,854
		3,165,619
Paper Products - 3.6%
Domtar Corp.	1,300	76,050
Fibria Celulose SA sponsored ADR (a)	49,789	781,687
International Paper Co.	152,400	3,688,080
Nine Dragons Paper (Holdings) Ltd.	702,000	1,019,448
Nippon Paper Group, Inc.	15,300	407,705
Oji Paper Co. Ltd.	398,000	1,924,952
Sappi Ltd. (a)	61,475	295,395
Stora Enso Oyj (R Shares)	61,500	498,170
Suzano Papel e Celulose SA	6,125	58,237
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Svenska Cellulosa AB (SCA) (B Shares)	101,100	$ 1,459,493
UPM-Kymmene Corp.	177,600	2,578,631
		12,787,848
TOTAL PAPER & FOREST PRODUCTS		15,953,467
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Plum Creek Timber Co., Inc.	900	32,292
Potlatch Corp.	900	33,354
Rayonier, Inc.	700	34,181
		99,827
ROAD & RAIL - 0.3%
Railroads - 0.3%
CSX Corp.	8,800	463,936
Union Pacific Corp.	7,900	589,893
		1,053,829
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Tsutsumi Jewelry Co. Ltd.	18,200	423,280
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	6,000	75,522
Kloeckner & Co. AG (a)	15,374	318,399
Mills Estruturas e Servicos de Engenharia SA (a)	8,000	68,695
Noble Group Ltd.	960,090	1,164,901
		1,627,517
TOTAL COMMON STOCKS (Cost $360,166,474)		351,969,925
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,024,478	$ 1,024,478
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	4,131,350	4,131,350
TOTAL MONEY MARKET FUNDS (Cost $5,155,828)		5,155,828
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $365,322,302)		357,125,753
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,042,562)
NET ASSETS - 100%		$ 356,083,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,998
Fidelity Securities Lending Cash Central Fund	71,517
Total	$ 80,515
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 351,969,925	$ 292,071,720	$ 59,898,205	$ -
Money Market Funds	5,155,828	5,155,828	-	-
Total Investments in Securities:	$ 357,125,753	$ 297,227,548	$ 59,898,205	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $367,297,222. Net unrealized depreciation aggregated $10,171,469, of which $22,845,092 related to appreciated investment securities and $33,016,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Capital Appreciation Fund

July 31, 2010

1.804818.106

IVF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.6%
Fortescue Metals Group Ltd. (a)	770,593	$ 2,991,293
JB Hi-Fi Ltd.	168,406	2,916,595
Macquarie Group Ltd.	94,864	3,193,162
TOTAL AUSTRALIA		9,101,050
Austria - 0.6%
Erste Bank AG	80,300	3,222,974
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	455,989	2,934,355
Randgold Resources Ltd. sponsored ADR	37,367	3,358,546
TOTAL BAILIWICK OF JERSEY		6,292,901
Belgium - 1.3%
Ageas	1,171,700	3,226,837
Anheuser-Busch InBev SA NV	79,105	4,189,529
TOTAL BELGIUM		7,416,366
Brazil - 5.0%
Banco Santander (Brasil) SA ADR (e)	254,193	3,385,851
BM&F BOVESPA SA	497,900	3,680,808
BR Malls Participacoes SA	211,400	3,178,514
Cia Hering SA	93,800	3,144,980
Hypermarcas SA (a)	225,800	2,943,040
Iguatemi Empresa de Shopping Centers SA	150,700	2,996,003
Itau Unibanco Banco Multiplo SA ADR (f)	225,400	5,046,706
TIM Participacoes SA sponsored ADR (non-vtg.)	107,734	3,073,651
TOTAL BRAZIL		27,449,553
Canada - 6.5%
Consolidated Thompson Iron Mines Ltd. (a)	376,700	3,019,610
First Quantum Minerals Ltd.	46,700	2,926,615
Niko Resources Ltd.	30,000	3,235,955
OPTI Canada, Inc. (a)	1,935,600	3,106,902
Petrobank Energy & Resources Ltd. (a)	76,800	3,164,045
Quadra FNX Mining Ltd. (a)	249,100	3,016,971
Suncor Energy, Inc.	152,600	5,030,998
Talisman Energy, Inc.	200,600	3,424,807
Teck Resources Ltd. Class B (sub. vtg.)	99,300	3,495,955
Uranium One, Inc. (a)	975,800	2,648,458
Western Coal Corp. (a)	750,600	3,066,803
TOTAL CANADA		36,137,119
Cayman Islands - 4.1%
Bosideng International Holdings Ltd.	9,694,000	2,995,249
China High Speed Transmission Equipment Group Co. Ltd.	1,313,000	3,002,109
Hengdeli Holdings Ltd.	5,984,000	2,742,586
Hidili Industry International Development Ltd.	3,438,000	3,107,146
Kingdee International Software Group Co. Ltd.	6,376,000	2,684,200

	Shares	Value
Maoye International Holdings Ltd.	6,458,000	$ 2,643,893
Peak Sport Products Co. Ltd.	4,178,000	2,926,079
Trina Solar Ltd. ADR (a)(e)	116,300	2,528,362
TOTAL CAYMAN ISLANDS		22,629,624
China - 4.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	4,504,000	2,725,304
Baidu.com, Inc. sponsored ADR (a)	38,200	3,109,862
BYD Co. Ltd. (H Shares) (e)	414,500	2,852,272
China Construction Bank Corp.(H Shares)	5,038,000	4,274,274
China Life Insurance Co. Ltd. ADR (e)	58,400	3,922,728
China Mengniu Dairy Co. Ltd.	793,000	2,465,523
China Yurun Food Group Ltd.	877,000	2,879,112
Digital China Holdings Ltd. (H Shares)	1,669,000	2,707,358
TOTAL CHINA		24,936,433
Cyprus - 0.6%
AFI Development PLC:
(B Shares) (a)	2,086,976	1,726,973
GDR (Reg. S)	2,086,976	1,773,930
TOTAL CYPRUS		3,500,903
Denmark - 1.9%
Carlsberg AS Series B	34,700	3,077,296
Novo Nordisk AS Series B sponsored ADR	47,300	4,069,219
Novozymes AS Series B	26,300	3,360,530
TOTAL DENMARK		10,507,045
France - 7.1%
Atos Origin SA (a)	63,308	2,718,786
AXA SA sponsored ADR	216,700	3,998,115
BNP Paribas SA	85,491	5,873,196
Christian Dior SA	31,300	3,392,500
Credit Agricole SA	241,600	3,309,487
Edenred (a)	168,500	2,964,795
Iliad Group SA	30,381	2,674,782
PPR SA	23,400	3,130,660
Schneider Electric SA	32,794	3,782,672
Societe Generale Series A	77,169	4,449,077
Vallourec SA	31,084	3,026,751
TOTAL FRANCE		39,320,821
Germany - 3.6%
Bayerische Motoren Werke AG (BMW)	62,454	3,362,610
Daimler AG (Germany) (a)	83,605	4,508,492
Deutsche Boerse AG	47,900	3,353,765
HeidelbergCement AG	60,488	3,046,657
Siemens AG sponsored ADR	59,100	5,755,749
TOTAL GERMANY		20,027,273
Hong Kong - 0.6%
China Unicom (Hong Kong) Ltd. sponsored ADR	228,200	3,112,648
Common Stocks - continued
	Shares	Value
India - 4.9%
Adani Enterprises Ltd.	209,230	$ 2,633,587
Adani Power Ltd.	982,409	2,696,145
Asian Paints India Ltd.	53,613	3,009,020
Bank of Baroda	168,185	2,837,478
Crompton Greaves Ltd.	482,297	2,875,482
Infrastructure Development Finance Co. Ltd.	692,917	2,777,793
Jain Irrigation Systems Ltd.	114,857	3,059,304
LIC Housing Finance Ltd.	128,077	3,137,797
Rural Electrification Corp. Ltd.	117,092	795,926
United Spirits Ltd.	101,382	3,027,144
TOTAL INDIA		26,849,676
Indonesia - 0.5%
PT Bank Tabungan Negara Tbk	13,056,500	2,847,899
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	91,743	4,481,646
Japan - 12.0%
eAccess Ltd. (e)	4,524	2,931,374
Fast Retailing Co. Ltd.	20,400	3,052,034
Itochu Corp.	451,700	3,522,659
Japan Tobacco, Inc.	1,020	3,280,995
Keyence Corp.	13,200	3,039,398
Mazda Motor Corp.	1,136,000	2,747,168
Mitsubishi Corp.	185,000	4,000,752
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,081,200	5,384,376
Mitsui & Co. Ltd.	302,300	3,875,596
Nintendo Co. Ltd.	13,800	3,857,773
Nippon Electric Glass Co. Ltd.	231,000	2,942,794
Nitori Co. Ltd.	32,750	2,823,113
Omron Corp.	117,700	2,838,146
ORIX Corp.	44,160	3,474,550
Rakuten, Inc.	3,895	2,983,500
SOFTBANK CORP.	126,100	3,771,692
Sony Corp. sponsored ADR	132,278	4,129,719
Sumitomo Mitsui Financial Group, Inc.	149,700	4,635,200
Uni-Charm Corp.	24,200	2,878,519
TOTAL JAPAN		66,169,358
Korea (South) - 1.2%
Hyundai Motor Co.	31,296	3,942,594
Lock & Lock Co. Ltd.	101,310	2,967,990
TOTAL KOREA (SOUTH)		6,910,584
Luxembourg - 0.6%
Tenaris SA sponsored ADR	82,300	3,296,115
Mexico - 1.1%
Grupo Mexico SA de CV Series B	1,205,400	3,204,332
Grupo Modelo SAB de CV Series C	572,500	3,107,539
TOTAL MEXICO		6,311,871

	Shares	Value
Netherlands - 4.4%
ASM International NV (Netherlands) (a)	109,500	$ 2,782,264
European Aeronautic Defence and Space Co. EADS NV (a)	134,200	3,179,856
ING Groep NV sponsored ADR (a)(e)	478,296	4,601,208
Koninklijke Ahold NV	263,040	3,376,907
Koninklijke Philips Electronics NV	125,515	3,902,478
Unilever NV unit	212,900	6,278,421
TOTAL NETHERLANDS		24,121,134
Papua New Guinea - 0.5%
Lihir Gold Ltd.	776,265	2,885,178
Russia - 2.9%
LSR Group OJSC GDR (Reg. S) (a)	331,800	3,019,380
Magnit OJSC GDR (Reg. S)	145,200	3,070,980
Mechel Steel Group OAO sponsored ADR (a)	382,700	2,851,115
OAO NOVATEK GDR	38,800	2,910,000
Sberbank (Savings Bank of the Russian Federation) GDR	13,600	4,005,977
TOTAL RUSSIA		15,857,452
South Africa - 1.6%
African Bank Investments Ltd.	619,800	2,846,510
Clicks Group Ltd.	560,817	2,779,367
Mr. Price Group Ltd.	457,082	3,163,850
TOTAL SOUTH AFRICA		8,789,727
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (e)	355,100	4,776,095
Banco Santander SA sponsored ADR	547,388	6,990,145
Inditex SA	49,673	3,285,621
Telefonica SA sponsored ADR (e)	91,100	6,234,884
TOTAL SPAIN		21,286,745
Sweden - 1.4%
EnergyO Solutions AB (a)	770,839	4,592,141
Lundin Petroleum AB (a)	558,800	3,115,283
TOTAL SWEDEN		7,707,424
Switzerland - 2.7%
Compagnie Financiere Richemont SA Series A	89,500	3,493,039
Credit Suisse Group sponsored ADR	113,400	5,144,958
Lonza Group AG	39,874	3,097,121
The Swatch Group AG (Bearer)	9,700	3,004,388
TOTAL SWITZERLAND		14,739,506
Taiwan - 1.2%
HTC Corp.	184,800	3,397,027
Ruentex Development Co. Ltd.	1,758,000	3,011,751
TOTAL TAIWAN		6,408,778
Common Stocks - continued
	Shares	Value
Turkey - 0.6%
Turkiye Garanti Bankasi AS	634,000	$ 3,280,833
United Kingdom - 10.8%
Anglo American PLC (United Kingdom)	118,800	4,703,798
Associated British Foods PLC	193,100	3,110,352
AstraZeneca PLC sponsored ADR (e)	104,300	5,260,892
Barclays PLC Sponsored ADR (e)	263,270	5,494,445
BG Group PLC	302,043	4,839,093
British American Tobacco PLC (United Kingdom)	158,400	5,447,127
Britvic PLC	358,200	2,696,644
Burberry Group PLC	243,000	3,207,135
HSBC Holdings PLC sponsored ADR	184,700	9,434,476
Imperial Tobacco Group PLC	137,241	3,883,088
Lloyds TSB Group PLC (a)	4,050,700	4,369,903
Vedanta Resources PLC	77,800	2,978,545
Xstrata PLC	273,800	4,360,841
TOTAL UNITED KINGDOM		59,786,339
United States of America - 7.8%
Apple, Inc. (a)	10,645	2,738,426
AsiaInfo Holdings, Inc. (a)	133,400	2,721,360
Bank of America Corp.	221,763	3,113,553
Citigroup, Inc. (a)	786,200	3,223,420
Express Scripts, Inc. (a)	67,868	3,066,276
JPMorgan Chase & Co.	82,294	3,314,802
Las Vegas Sands Corp. (a)(e)	96,800	2,600,048
MasterCard, Inc. Class A	13,660	2,869,146
Morgan Stanley	113,200	3,055,268
NII Holdings, Inc. (a)	74,089	2,775,374
Rubicon Technology, Inc. (a)(e)	90,549	2,739,107
Sprint Nextel Corp. (a)	597,000	2,728,290
Universal Display Corp. (a)(e)	97,400	2,007,414
Visa, Inc. Class A	38,160	2,799,036
Wells Fargo & Co.	120,072	3,329,597
TOTAL UNITED STATES OF AMERICA		43,081,117
TOTAL COMMON STOCKS (Cost $518,619,956)		538,466,092
Nonconvertible Preferred Stocks - 1.3%

Germany - 0.7%
Volkswagen AG	34,800	3,687,944

	Shares	Value
Italy - 0.6%
Fiat SpA (Risparmio Shares)	432,700	$ 3,493,729
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,950,515)		7,181,673
Convertible Bonds - 0.4%
Principal Amount (d)
Canada - 0.4%
First Uranium Corp. 7% 3/31/13 (Cost $2,840,051)	CAD	$ 2,896,000	2,056,598
Money Market Funds - 5.4%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $30,031,291)	30,031,291	30,031,291
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $558,441,813)		577,735,654
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(24,301,555)
NET ASSETS - 100%		$ 553,434,099
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal Amount is stated in Canadian dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,046,706 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,471
Fidelity Securities Lending Cash Central Fund	295,999
Total	$ 301,470
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 66,169,358	$ 66,169,358	$ -	$ -
United Kingdom	59,786,339	49,969,309	9,817,030	-
United States of America	43,081,117	43,081,117	-	-
France	39,320,821	39,320,821	-	-
Canada	36,137,119	36,137,119	-	-
Brazil	27,449,553	27,449,553	-	-
India	26,849,676	23,216,272	3,633,404	-
China	24,936,433	24,936,433	-	-
Netherlands	24,121,134	20,218,656	3,902,478	-
Other	197,796,215	194,911,037	2,885,178	-
Corporate Bonds	2,056,598	-	2,056,598	-
Money Market Funds	30,031,291	30,031,291	-	-
Total Investments in Securities:	$ 577,735,654	$ 555,440,966	$ 22,294,688	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $572,472,843. Net unrealized appreciation aggregated $5,262,811, of which $30,234,628 related to appreciated investment securities and $24,971,817 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Discovery Fund -
International Discovery
Class K

July 31, 2010

1.804822.106

IGI-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
Australia - 2.7%
Australia & New Zealand Banking Group Ltd.	2,804,947	$ 58,502
Commonwealth Bank of Australia	1,350,216	64,215
JB Hi-Fi Ltd.	1,401,880	24,279
Macquarie Group Ltd.	1,491,728	50,212
Wesfarmers Ltd.	1,132,580	31,861
Westfield Group unit	2,381,694	26,313
TOTAL AUSTRALIA		255,382
Bailiwick of Jersey - 1.3%
Experian PLC	3,793,400	37,334
Informa PLC	6,087,479	37,465
Shire PLC	2,085,900	47,688
TOTAL BAILIWICK OF JERSEY		122,487
Belgium - 1.6%
Anheuser-Busch InBev SA NV	2,433,612	128,888
Delhaize Group SA	310,400	22,921
TOTAL BELGIUM		151,809
Bermuda - 1.2%
Huabao International Holdings Ltd.	31,538,000	40,684
Li & Fung Ltd.	4,808,000	22,036
Noble Group Ltd.	27,314,364	33,141
Signet Jewelers Ltd. (a)	436,500	12,995
TOTAL BERMUDA		108,856
British Virgin Islands - 0.3%
Playtech Ltd. (d)	3,758,978	26,088
Canada - 1.5%
InterOil Corp. (a)(d)	247,600	14,856
Niko Resources Ltd.	498,400	53,760
Open Text Corp. (a)	972,400	38,491
Petrobank Energy & Resources Ltd. (a)	813,500	33,515
TOTAL CANADA		140,622
Cayman Islands - 1.6%
Alibaba.com Ltd.	8,783,000	18,160
BaWang International (Group) Holding Ltd. (d)	32,317,000	19,721
Belle International Holdings Ltd.	8,980,000	13,850
Bosideng International Holdings Ltd.	56,750,000	17,535
Ctrip.com International Ltd. sponsored ADR (a)	505,000	20,331
Eurasia Drilling Co. Ltd. GDR (f)	257,900	5,287
Hengdeli Holdings Ltd.	77,684,000	35,604
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Peak Sport Products Co. Ltd. (d)	9,636,000	$ 6,749
Shenguan Holdings Group Ltd.	11,272,000	10,274
TOTAL CAYMAN ISLANDS		147,511
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	528,000	42,984
Comba Telecom Systems Holdings Ltd. (d)	6,822,200	7,026
ZTE Corp. (H Shares) (d)	9,862,296	31,552
TOTAL CHINA		81,562
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	892
Denmark - 2.3%
Carlsberg AS Series B	348,600	30,915
Novo Nordisk AS Series B	1,352,819	115,772
William Demant Holding AS (a)	1,001,500	73,400
TOTAL DENMARK		220,087
France - 8.4%
Atos Origin SA (a)	1,240,983	53,294
AXA SA	2,521,066	46,478
BNP Paribas SA	1,015,066	69,735
Carrefour SA	621,367	28,608
Compagnie Generale de Geophysique SA (a)	1,085,600	20,959
Danone	636,800	35,722
Essilor International SA	411,554	25,747
GDF Suez	895,600	29,754
Iliad Group SA (d)	509,521	44,859
LVMH Moet Hennessy - Louis Vuitton	490,711	59,876
Pernod-Ricard SA	388,925	30,445
PPR SA	649,900	86,949
Sanofi-Aventis	1,275,005	74,131
Schneider Electric SA	607,569	70,081
Societe Generale Series A	1,212,363	69,897
Unibail-Rodamco	118,400	23,364
Vallourec SA	245,800	23,934
TOTAL FRANCE		793,833
Germany - 5.9%
BASF AG	625,119	36,509
Bayerische Motoren Werke AG (BMW)	1,875,773	100,994
Deutsche Bank AG	603,882	42,187
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Deutsche Boerse AG	645,625	$ 45,204
GEA Group AG	2,094,883	47,413
HeidelbergCement AG	1,286,567	64,802
Kabel Deutschland Holding AG	745,100	23,501
MAN SE	293,246	27,224
Metro AG	439,200	24,383
Munich Re Group	248,025	34,363
Siemens AG	1,123,927	109,558
TOTAL GERMANY		556,138
Greece - 0.3%
Coca-Cola Hellenic Bottling Co. SA	1,086,700	25,631
Hong Kong - 0.9%
BYD Electronic International Co. Ltd.	20,411,500	11,378
Henderson Land Development Co. Ltd.	3,738,000	23,268
Techtronic Industries Co. Ltd.	65,201,500	53,806
TOTAL HONG KONG		88,452
India - 1.9%
Adani Enterprises Ltd.	1,982,014	24,948
Housing Development Finance Corp. Ltd.	301,385	19,413
IndusInd Bank Ltd.	2,074,982	9,137
Infrastructure Development Finance Co. Ltd.	3,122,908	12,519
Larsen & Toubro Ltd.	807,972	31,255
LIC Housing Finance Ltd.	1,016,860	24,912
Reliance Industries Ltd.	903,416	19,664
Rural Electrification Corp. Ltd.	2,750,582	18,697
State Bank of India	217,944	11,760
Titan Industries Ltd.	160,588	9,714
TOTAL INDIA		182,019
Indonesia - 0.4%
PT XL Axiata Tbk (a)	78,512,500	41,715
Ireland - 1.5%
Bank of Ireland (a)	5,824,700	6,306
CRH PLC	1,570,261	32,742
Ingersoll-Rand Co. Ltd.	731,600	27,406
James Hardie Industries NV unit (a)	5,640,496	33,226
Paddy Power PLC (Ireland)	1,018,297	37,002
TOTAL IRELAND		136,682
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.7%
Israel Chemicals Ltd.	1,513,500	$ 18,833
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,700	51,815
TOTAL ISRAEL		70,648
Italy - 1.0%
Intesa Sanpaolo SpA	5,602,109	18,546
Prysmian SpA	964,200	16,312
Saipem SpA	1,697,063	61,048
TOTAL ITALY		95,906
Japan - 17.0%
ABC-Mart, Inc.	1,256,700	40,860
Asics Corp.	2,858,000	28,241
Canon, Inc.	1,694,250	73,362
Denso Corp.	1,627,300	46,640
Don Quijote Co. Ltd.	627,600	16,339
Fast Retailing Co. Ltd.	89,100	13,330
Goldcrest Co. Ltd.	437,930	8,949
GREE, Inc.	194,500	15,956
Honda Motor Co. Ltd.	1,791,100	56,648
JSR Corp.	2,355,500	41,264
Keyence Corp.	286,200	65,900
Konica Minolta Holdings, Inc.	3,505,500	36,911
Mazda Motor Corp.	21,208,000	51,287
Misumi Group, Inc.	825,300	15,871
Mitsubishi Corp.	2,042,800	44,177
Mitsubishi UFJ Financial Group, Inc.	20,372,800	100,891
Mitsui & Co. Ltd.	2,301,400	29,505
Mizuho Financial Group, Inc.	19,827,700	32,130
NHK Spring Co. Ltd.	1,257,000	11,548
Nichi-iko Pharmaceutical Co. Ltd.	742,500	26,762
Nintendo Co. Ltd.	88,400	24,712
Nippon Electric Glass Co. Ltd.	2,040,000	25,988
Nitori Co. Ltd.	95,350	8,219
NSK Ltd.	5,663,000	40,298
Omron Corp.	3,471,500	83,710
ORIX Corp.	1,247,770	98,176
Rakuten, Inc.	82,574	63,250
Ricoh Co. Ltd.	4,142,000	57,367
Sawai Pharmaceutical Co. Ltd.	160,300	14,245
Shin-Etsu Chemical Co., Ltd.	706,000	35,167
SMC Corp.	353,700	46,819
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SOFTBANK CORP.	3,470,500	$ 103,804
Sony Corp.	1,270,700	39,741
Sony Financial Holdings, Inc.	7,099	25,751
Start Today Co. Ltd.	1,930	5,969
Sumitomo Mitsui Financial Group, Inc.	2,014,000	62,360
THK Co. Ltd.	1,280,600	25,293
Tokyo Electron Ltd.	609,200	32,707
Toyota Motor Corp.	1,422,700	49,925
TOTAL JAPAN		1,600,072
Korea (South) - 1.7%
Kia Motors Corp.	912,890	23,850
NCsoft Corp.	149,607	23,780
NHN Corp. (a)	123,150	19,158
Samsung Electronics Co. Ltd.	65,919	45,144
Shinhan Financial Group Co. Ltd.	1,073,070	44,059
TOTAL KOREA (SOUTH)		155,991
Luxembourg - 0.3%
Millicom International Cellular SA	282,400	26,325
Mexico - 0.8%
Grupo Modelo SAB de CV Series C	7,255,400	39,382
Wal-Mart de Mexico SA de CV Series V	15,353,800	35,660
TOTAL MEXICO		75,042
Netherlands - 3.4%
Aegon NV (a)	4,144,300	24,897
ASML Holding NV (Netherlands)	988,400	31,728
Gemalto NV (d)	851,198	34,946
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	26,370
Koninklijke Ahold NV	4,205,006	53,984
Koninklijke Philips Electronics NV	3,340,338	103,857
Randstad Holdings NV (a)	229,781	10,323
Wolters Kluwer NV (Certificaten Van Aandelen)	1,497,800	30,219
TOTAL NETHERLANDS		316,324
Norway - 1.2%
Aker Solutions ASA	1,903,800	24,685
DnB NOR ASA	3,698,155	45,942
Pronova BioPharma ASA (a)(d)	5,996,949	14,712
Yara International ASA	620,300	23,388
TOTAL NORWAY		108,727
Common Stocks - continued
	Shares	Value (000s)
Singapore - 0.3%
K-Green Trust (a)	859,000	$ 726
Keppel Corp. Ltd.	4,295,000	29,499
TOTAL SINGAPORE		30,225
South Africa - 2.0%
African Rainbow Minerals Ltd.	607,700	14,250
AngloGold Ashanti Ltd. sponsored ADR	602,100	24,397
Clicks Group Ltd.	8,685,101	43,043
Mr. Price Group Ltd.	3,702,400	25,627
Sanlam Ltd.	7,188,000	24,655
Standard Bank Group Ltd.	1,349,000	20,991
Woolworths Holdings Ltd.	10,113,976	36,037
TOTAL SOUTH AFRICA		189,000
Spain - 3.2%
Antena 3 Television SA	2,176,200	15,855
Banco Bilbao Vizcaya Argentaria SA	4,277,947	57,376
Banco Santander SA (d)	8,970,366	116,553
Inditex SA	398,393	26,352
Telefonica SA	3,760,883	85,180
TOTAL SPAIN		301,316
Sweden - 1.6%
Elekta AB (B Shares)	2,525,000	73,217
H&M Hennes & Mauritz AB (B Shares)	788,566	24,843
Modern Times Group MTG AB (B Shares)	597,600	37,472
Skandinaviska Enskilda Banken AB (A Shares)	1,603,800	11,041
TOTAL SWEDEN		146,573
Switzerland - 6.6%
Adecco SA (Reg.)	243,346	12,406
BB BIOTECH AG	19,511	1,049
Compagnie Financiere Richemont SA Series A	714,744	27,895
Credit Suisse Group (Reg.)	644,315	29,209
Kuehne & Nagel International AG	197,400	21,170
Nestle SA	3,258,719	161,129
Novartis AG	1,659,394	80,680
Partners Group Holding	176,756	24,947
Roche Holding AG (participation certificate)	310,503	40,395
Sonova Holding AG Class B	552,577	67,059
Swiss Reinsurance Co.	886,145	40,821
The Swatch Group AG (Bearer)	79,320	24,568
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	1,427,600	$ 24,237
Zurich Financial Services AG	259,686	60,636
TOTAL SWITZERLAND		616,201
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	23,504
HTC Corp.	2,369,850	43,563
TOTAL TAIWAN		67,067
Thailand - 0.4%
Bangkok Bank Ltd. PCL (For. Reg.)	8,599,400	36,961
Turkey - 0.3%
Turkiye Garanti Bankasi AS	5,207,000	26,945
United Kingdom - 22.3%
Aberdeen Asset Management PLC	16,366,626	36,040
Aegis Group PLC	7,593,391	13,958
Anglo American PLC (United Kingdom)	1,394,300	55,206
AstraZeneca PLC (United Kingdom)	1,328,816	66,595
Barclays PLC	20,882,010	108,102
BG Group PLC	2,336,838	37,439
BHP Billiton PLC	5,563,660	170,359
BlueBay Asset Management	1,558,800	6,870
BP PLC	22,952,900	146,716
British American Tobacco PLC (United Kingdom)	2,281,500	78,457
British Land Co. PLC	2,363,434	17,118
Britvic PLC	4,162,200	31,334
Burberry Group PLC	2,467,400	32,565
Carphone Warehouse Group PLC (a)	14,631,765	52,781
Centrica PLC	9,004,500	42,919
Cookson Group PLC (a)	1,543,760	10,750
HSBC Holdings PLC (United Kingdom)	19,204,368	195,203
IG Group Holdings PLC	5,301,405	39,395
Imperial Tobacco Group PLC	2,318,276	65,593
InterContinental Hotel Group PLC	2,118,900	36,709
International Personal Finance PLC	9,709,188	36,958
Johnson Matthey PLC	764,800	20,284
Legal & General Group PLC	18,411,796	25,859
Lloyds TSB Group PLC (a)	51,123,064	55,152
Ocado Group PLC (a)(f)	14,388,400	37,687
Reckitt Benckiser Group PLC	1,459,731	71,545
Rio Tinto PLC	1,611,844	83,382
Royal Dutch Shell PLC Class B	6,609,874	174,545
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
SABMiller PLC	1,216,300	$ 36,894
Schroders PLC	1,580,800	31,934
Serco Group PLC	4,842,766	42,041
Standard Chartered PLC (United Kingdom)	1,815,710	52,456
TalkTalk Telecom Group PLC (a)	22,924,592	44,045
Ultra Electronics Holdings PLC	614,667	15,560
Vodafone Group PLC	40,487,043	94,358
Wolseley PLC (a)	1,433,164	32,323
TOTAL UNITED KINGDOM		2,099,132
United States of America - 2.5%
AsiaInfo Holdings, Inc. (a)	717,700	14,641
Central European Distribution Corp. (a)	563,800	14,698
Cisco Systems, Inc. (a)	1,246,100	28,748
Citigroup, Inc. (a)	6,844,300	28,062
NII Holdings, Inc. (a)	1,859,400	69,653
Regal-Beloit Corp.	403,300	24,533
Virgin Media, Inc.	2,508,700	54,012
TOTAL UNITED STATES OF AMERICA		234,347
TOTAL COMMON STOCKS (Cost $8,908,357)		9,276,568
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.1%
ProSiebenSat.1 Media AG	783,800	13,730
Italy - 0.2%
Intesa Sanpaolo SpA	6,681,302	17,373
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $48,126)		31,103
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	96,584,111	$ 96,584
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	134,003,015	134,003
TOTAL MONEY MARKET FUNDS (Cost $230,587)		230,587
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $9,187,070)		9,538,258
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(138,891)
NET ASSETS - 100%		$ 9,399,367
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,974,000 or 0.5% of net assets.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 892
Total	$ 1,243	$ -	$ -	$ -	$ 892
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 90
Fidelity Securities Lending Cash Central Fund	5,535
Total	$ 5,625
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,099,132	$ 889,554	$ 1,209,578	$ -
Japan	1,600,072	1,247,375	352,697	-
France	793,833	698,743	95,090	-
Switzerland	616,201	482,075	134,126	-
Germany	569,868	569,868	-	-
Netherlands	316,324	129,472	186,852	-
Spain	301,316	158,760	142,556	-
Australia	255,382	255,382	-	-
United States of America	234,347	234,347	-	-
Other	2,521,196	2,187,967	333,229	-
Money Market Funds	230,587	230,587	-	-
Total Investments in Securities:	$ 9,538,258	$ 7,084,130	$ 2,454,128	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $9,312,644,000. Net unrealized appreciation aggregated $225,614,000, of which $1,075,368,000 related to appreciated investment securities and $849,754,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.104

AIGI-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
Australia - 2.7%
Australia & New Zealand Banking Group Ltd.	2,804,947	$ 58,502
Commonwealth Bank of Australia	1,350,216	64,215
JB Hi-Fi Ltd.	1,401,880	24,279
Macquarie Group Ltd.	1,491,728	50,212
Wesfarmers Ltd.	1,132,580	31,861
Westfield Group unit	2,381,694	26,313
TOTAL AUSTRALIA		255,382
Bailiwick of Jersey - 1.3%
Experian PLC	3,793,400	37,334
Informa PLC	6,087,479	37,465
Shire PLC	2,085,900	47,688
TOTAL BAILIWICK OF JERSEY		122,487
Belgium - 1.6%
Anheuser-Busch InBev SA NV	2,433,612	128,888
Delhaize Group SA	310,400	22,921
TOTAL BELGIUM		151,809
Bermuda - 1.2%
Huabao International Holdings Ltd.	31,538,000	40,684
Li & Fung Ltd.	4,808,000	22,036
Noble Group Ltd.	27,314,364	33,141
Signet Jewelers Ltd. (a)	436,500	12,995
TOTAL BERMUDA		108,856
British Virgin Islands - 0.3%
Playtech Ltd. (d)	3,758,978	26,088
Canada - 1.5%
InterOil Corp. (a)(d)	247,600	14,856
Niko Resources Ltd.	498,400	53,760
Open Text Corp. (a)	972,400	38,491
Petrobank Energy & Resources Ltd. (a)	813,500	33,515
TOTAL CANADA		140,622
Cayman Islands - 1.6%
Alibaba.com Ltd.	8,783,000	18,160
BaWang International (Group) Holding Ltd. (d)	32,317,000	19,721
Belle International Holdings Ltd.	8,980,000	13,850
Bosideng International Holdings Ltd.	56,750,000	17,535
Ctrip.com International Ltd. sponsored ADR (a)	505,000	20,331
Eurasia Drilling Co. Ltd. GDR (f)	257,900	5,287
Hengdeli Holdings Ltd.	77,684,000	35,604
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Peak Sport Products Co. Ltd. (d)	9,636,000	$ 6,749
Shenguan Holdings Group Ltd.	11,272,000	10,274
TOTAL CAYMAN ISLANDS		147,511
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	528,000	42,984
Comba Telecom Systems Holdings Ltd. (d)	6,822,200	7,026
ZTE Corp. (H Shares) (d)	9,862,296	31,552
TOTAL CHINA		81,562
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	892
Denmark - 2.3%
Carlsberg AS Series B	348,600	30,915
Novo Nordisk AS Series B	1,352,819	115,772
William Demant Holding AS (a)	1,001,500	73,400
TOTAL DENMARK		220,087
France - 8.4%
Atos Origin SA (a)	1,240,983	53,294
AXA SA	2,521,066	46,478
BNP Paribas SA	1,015,066	69,735
Carrefour SA	621,367	28,608
Compagnie Generale de Geophysique SA (a)	1,085,600	20,959
Danone	636,800	35,722
Essilor International SA	411,554	25,747
GDF Suez	895,600	29,754
Iliad Group SA (d)	509,521	44,859
LVMH Moet Hennessy - Louis Vuitton	490,711	59,876
Pernod-Ricard SA	388,925	30,445
PPR SA	649,900	86,949
Sanofi-Aventis	1,275,005	74,131
Schneider Electric SA	607,569	70,081
Societe Generale Series A	1,212,363	69,897
Unibail-Rodamco	118,400	23,364
Vallourec SA	245,800	23,934
TOTAL FRANCE		793,833
Germany - 5.9%
BASF AG	625,119	36,509
Bayerische Motoren Werke AG (BMW)	1,875,773	100,994
Deutsche Bank AG	603,882	42,187
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Deutsche Boerse AG	645,625	$ 45,204
GEA Group AG	2,094,883	47,413
HeidelbergCement AG	1,286,567	64,802
Kabel Deutschland Holding AG	745,100	23,501
MAN SE	293,246	27,224
Metro AG	439,200	24,383
Munich Re Group	248,025	34,363
Siemens AG	1,123,927	109,558
TOTAL GERMANY		556,138
Greece - 0.3%
Coca-Cola Hellenic Bottling Co. SA	1,086,700	25,631
Hong Kong - 0.9%
BYD Electronic International Co. Ltd.	20,411,500	11,378
Henderson Land Development Co. Ltd.	3,738,000	23,268
Techtronic Industries Co. Ltd.	65,201,500	53,806
TOTAL HONG KONG		88,452
India - 1.9%
Adani Enterprises Ltd.	1,982,014	24,948
Housing Development Finance Corp. Ltd.	301,385	19,413
IndusInd Bank Ltd.	2,074,982	9,137
Infrastructure Development Finance Co. Ltd.	3,122,908	12,519
Larsen & Toubro Ltd.	807,972	31,255
LIC Housing Finance Ltd.	1,016,860	24,912
Reliance Industries Ltd.	903,416	19,664
Rural Electrification Corp. Ltd.	2,750,582	18,697
State Bank of India	217,944	11,760
Titan Industries Ltd.	160,588	9,714
TOTAL INDIA		182,019
Indonesia - 0.4%
PT XL Axiata Tbk (a)	78,512,500	41,715
Ireland - 1.5%
Bank of Ireland (a)	5,824,700	6,306
CRH PLC	1,570,261	32,742
Ingersoll-Rand Co. Ltd.	731,600	27,406
James Hardie Industries NV unit (a)	5,640,496	33,226
Paddy Power PLC (Ireland)	1,018,297	37,002
TOTAL IRELAND		136,682
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.7%
Israel Chemicals Ltd.	1,513,500	$ 18,833
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,060,700	51,815
TOTAL ISRAEL		70,648
Italy - 1.0%
Intesa Sanpaolo SpA	5,602,109	18,546
Prysmian SpA	964,200	16,312
Saipem SpA	1,697,063	61,048
TOTAL ITALY		95,906
Japan - 17.0%
ABC-Mart, Inc.	1,256,700	40,860
Asics Corp.	2,858,000	28,241
Canon, Inc.	1,694,250	73,362
Denso Corp.	1,627,300	46,640
Don Quijote Co. Ltd.	627,600	16,339
Fast Retailing Co. Ltd.	89,100	13,330
Goldcrest Co. Ltd.	437,930	8,949
GREE, Inc.	194,500	15,956
Honda Motor Co. Ltd.	1,791,100	56,648
JSR Corp.	2,355,500	41,264
Keyence Corp.	286,200	65,900
Konica Minolta Holdings, Inc.	3,505,500	36,911
Mazda Motor Corp.	21,208,000	51,287
Misumi Group, Inc.	825,300	15,871
Mitsubishi Corp.	2,042,800	44,177
Mitsubishi UFJ Financial Group, Inc.	20,372,800	100,891
Mitsui & Co. Ltd.	2,301,400	29,505
Mizuho Financial Group, Inc.	19,827,700	32,130
NHK Spring Co. Ltd.	1,257,000	11,548
Nichi-iko Pharmaceutical Co. Ltd.	742,500	26,762
Nintendo Co. Ltd.	88,400	24,712
Nippon Electric Glass Co. Ltd.	2,040,000	25,988
Nitori Co. Ltd.	95,350	8,219
NSK Ltd.	5,663,000	40,298
Omron Corp.	3,471,500	83,710
ORIX Corp.	1,247,770	98,176
Rakuten, Inc.	82,574	63,250
Ricoh Co. Ltd.	4,142,000	57,367
Sawai Pharmaceutical Co. Ltd.	160,300	14,245
Shin-Etsu Chemical Co., Ltd.	706,000	35,167
SMC Corp.	353,700	46,819
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SOFTBANK CORP.	3,470,500	$ 103,804
Sony Corp.	1,270,700	39,741
Sony Financial Holdings, Inc.	7,099	25,751
Start Today Co. Ltd.	1,930	5,969
Sumitomo Mitsui Financial Group, Inc.	2,014,000	62,360
THK Co. Ltd.	1,280,600	25,293
Tokyo Electron Ltd.	609,200	32,707
Toyota Motor Corp.	1,422,700	49,925
TOTAL JAPAN		1,600,072
Korea (South) - 1.7%
Kia Motors Corp.	912,890	23,850
NCsoft Corp.	149,607	23,780
NHN Corp. (a)	123,150	19,158
Samsung Electronics Co. Ltd.	65,919	45,144
Shinhan Financial Group Co. Ltd.	1,073,070	44,059
TOTAL KOREA (SOUTH)		155,991
Luxembourg - 0.3%
Millicom International Cellular SA	282,400	26,325
Mexico - 0.8%
Grupo Modelo SAB de CV Series C	7,255,400	39,382
Wal-Mart de Mexico SA de CV Series V	15,353,800	35,660
TOTAL MEXICO		75,042
Netherlands - 3.4%
Aegon NV (a)	4,144,300	24,897
ASML Holding NV (Netherlands)	988,400	31,728
Gemalto NV (d)	851,198	34,946
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	26,370
Koninklijke Ahold NV	4,205,006	53,984
Koninklijke Philips Electronics NV	3,340,338	103,857
Randstad Holdings NV (a)	229,781	10,323
Wolters Kluwer NV (Certificaten Van Aandelen)	1,497,800	30,219
TOTAL NETHERLANDS		316,324
Norway - 1.2%
Aker Solutions ASA	1,903,800	24,685
DnB NOR ASA	3,698,155	45,942
Pronova BioPharma ASA (a)(d)	5,996,949	14,712
Yara International ASA	620,300	23,388
TOTAL NORWAY		108,727
Common Stocks - continued
	Shares	Value (000s)
Singapore - 0.3%
K-Green Trust (a)	859,000	$ 726
Keppel Corp. Ltd.	4,295,000	29,499
TOTAL SINGAPORE		30,225
South Africa - 2.0%
African Rainbow Minerals Ltd.	607,700	14,250
AngloGold Ashanti Ltd. sponsored ADR	602,100	24,397
Clicks Group Ltd.	8,685,101	43,043
Mr. Price Group Ltd.	3,702,400	25,627
Sanlam Ltd.	7,188,000	24,655
Standard Bank Group Ltd.	1,349,000	20,991
Woolworths Holdings Ltd.	10,113,976	36,037
TOTAL SOUTH AFRICA		189,000
Spain - 3.2%
Antena 3 Television SA	2,176,200	15,855
Banco Bilbao Vizcaya Argentaria SA	4,277,947	57,376
Banco Santander SA (d)	8,970,366	116,553
Inditex SA	398,393	26,352
Telefonica SA	3,760,883	85,180
TOTAL SPAIN		301,316
Sweden - 1.6%
Elekta AB (B Shares)	2,525,000	73,217
H&M Hennes & Mauritz AB (B Shares)	788,566	24,843
Modern Times Group MTG AB (B Shares)	597,600	37,472
Skandinaviska Enskilda Banken AB (A Shares)	1,603,800	11,041
TOTAL SWEDEN		146,573
Switzerland - 6.6%
Adecco SA (Reg.)	243,346	12,406
BB BIOTECH AG	19,511	1,049
Compagnie Financiere Richemont SA Series A	714,744	27,895
Credit Suisse Group (Reg.)	644,315	29,209
Kuehne & Nagel International AG	197,400	21,170
Nestle SA	3,258,719	161,129
Novartis AG	1,659,394	80,680
Partners Group Holding	176,756	24,947
Roche Holding AG (participation certificate)	310,503	40,395
Sonova Holding AG Class B	552,577	67,059
Swiss Reinsurance Co.	886,145	40,821
The Swatch Group AG (Bearer)	79,320	24,568
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	1,427,600	$ 24,237
Zurich Financial Services AG	259,686	60,636
TOTAL SWITZERLAND		616,201
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	23,504
HTC Corp.	2,369,850	43,563
TOTAL TAIWAN		67,067
Thailand - 0.4%
Bangkok Bank Ltd. PCL (For. Reg.)	8,599,400	36,961
Turkey - 0.3%
Turkiye Garanti Bankasi AS	5,207,000	26,945
United Kingdom - 22.3%
Aberdeen Asset Management PLC	16,366,626	36,040
Aegis Group PLC	7,593,391	13,958
Anglo American PLC (United Kingdom)	1,394,300	55,206
AstraZeneca PLC (United Kingdom)	1,328,816	66,595
Barclays PLC	20,882,010	108,102
BG Group PLC	2,336,838	37,439
BHP Billiton PLC	5,563,660	170,359
BlueBay Asset Management	1,558,800	6,870
BP PLC	22,952,900	146,716
British American Tobacco PLC (United Kingdom)	2,281,500	78,457
British Land Co. PLC	2,363,434	17,118
Britvic PLC	4,162,200	31,334
Burberry Group PLC	2,467,400	32,565
Carphone Warehouse Group PLC (a)	14,631,765	52,781
Centrica PLC	9,004,500	42,919
Cookson Group PLC (a)	1,543,760	10,750
HSBC Holdings PLC (United Kingdom)	19,204,368	195,203
IG Group Holdings PLC	5,301,405	39,395
Imperial Tobacco Group PLC	2,318,276	65,593
InterContinental Hotel Group PLC	2,118,900	36,709
International Personal Finance PLC	9,709,188	36,958
Johnson Matthey PLC	764,800	20,284
Legal & General Group PLC	18,411,796	25,859
Lloyds TSB Group PLC (a)	51,123,064	55,152
Ocado Group PLC (a)(f)	14,388,400	37,687
Reckitt Benckiser Group PLC	1,459,731	71,545
Rio Tinto PLC	1,611,844	83,382
Royal Dutch Shell PLC Class B	6,609,874	174,545
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
SABMiller PLC	1,216,300	$ 36,894
Schroders PLC	1,580,800	31,934
Serco Group PLC	4,842,766	42,041
Standard Chartered PLC (United Kingdom)	1,815,710	52,456
TalkTalk Telecom Group PLC (a)	22,924,592	44,045
Ultra Electronics Holdings PLC	614,667	15,560
Vodafone Group PLC	40,487,043	94,358
Wolseley PLC (a)	1,433,164	32,323
TOTAL UNITED KINGDOM		2,099,132
United States of America - 2.5%
AsiaInfo Holdings, Inc. (a)	717,700	14,641
Central European Distribution Corp. (a)	563,800	14,698
Cisco Systems, Inc. (a)	1,246,100	28,748
Citigroup, Inc. (a)	6,844,300	28,062
NII Holdings, Inc. (a)	1,859,400	69,653
Regal-Beloit Corp.	403,300	24,533
Virgin Media, Inc.	2,508,700	54,012
TOTAL UNITED STATES OF AMERICA		234,347
TOTAL COMMON STOCKS (Cost $8,908,357)		9,276,568
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.1%
ProSiebenSat.1 Media AG	783,800	13,730
Italy - 0.2%
Intesa Sanpaolo SpA	6,681,302	17,373
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $48,126)		31,103
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	96,584,111	$ 96,584
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	134,003,015	134,003
TOTAL MONEY MARKET FUNDS (Cost $230,587)		230,587
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $9,187,070)		9,538,258
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(138,891)
NET ASSETS - 100%		$ 9,399,367
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,974,000 or 0.5% of net assets.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 892
Total	$ 1,243	$ -	$ -	$ -	$ 892
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 90
Fidelity Securities Lending Cash Central Fund	5,535
Total	$ 5,625
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,099,132	$ 889,554	$ 1,209,578	$ -
Japan	1,600,072	1,247,375	352,697	-
France	793,833	698,743	95,090	-
Switzerland	616,201	482,075	134,126	-
Germany	569,868	569,868	-	-
Netherlands	316,324	129,472	186,852	-
Spain	301,316	158,760	142,556	-
Australia	255,382	255,382	-	-
United States of America	234,347	234,347	-	-
Other	2,521,196	2,187,967	333,229	-
Money Market Funds	230,587	230,587	-	-
Total Investments in Securities:	$ 9,538,258	$ 7,084,130	$ 2,454,128	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $9,312,644,000. Net unrealized appreciation aggregated $225,614,000, of which $1,075,368,000 related to appreciated investment securities and $849,754,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Growth Fund

July 31, 2010

1.863103.102

IGF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.9%
CSL Ltd.	6,334	$ 189,936
Leighton Holdings Ltd.	8,363	223,159
MAp Group unit	46,718	125,127
OZ Minerals Ltd. (a)	121,032	134,704
Woolworths Ltd.	13,592	317,184
Worleyparsons Ltd.	3,864	80,905
TOTAL AUSTRALIA		1,071,015
Austria - 0.5%
Andritz AG	2,100	131,720
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	2,438	9,112
Resolution Ltd. rights 8/5/10 (a)	41,455	56,566
TOTAL BAILIWICK OF GUERNSEY		65,678
Bailiwick of Jersey - 1.0%
Informa PLC	20,948	128,922
Randgold Resources Ltd. sponsored ADR	1,535	137,966
TOTAL BAILIWICK OF JERSEY		266,888
Belgium - 3.3%
Anheuser-Busch InBev SA NV	14,186	751,314
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	25
Umicore SA	4,303	145,143
TOTAL BELGIUM		896,482
Bermuda - 1.1%
Lazard Ltd. Class A	3,100	91,977
Seadrill Ltd. (d)	5,800	134,651
Trinity Ltd.	96,000	61,672
TOTAL BERMUDA		288,300
Brazil - 3.9%
Banco ABC Brasil SA	18,000	142,383
BM&F BOVESPA SA	29,500	218,084
BR Malls Participacoes SA	8,200	123,291
Braskem SA Class A sponsored ADR (d)	11,800	180,304
Fibria Celulose SA sponsored ADR (a)(d)	5,903	92,677
Iguatemi Empresa de Shopping Centers SA	2,800	55,666
Itau Unibanco Banco Multiplo SA ADR	5,930	132,773
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	3,300	$ 62,491
Vale SA sponsored ADR (a)	2,300	63,940
TOTAL BRAZIL		1,071,609
Canada - 2.8%
Agnico-Eagle Mines Ltd. (Canada)	2,100	117,324
Fairfax Financial Holdings Ltd. (sub. vtg.)	230	91,624
Goldcorp, Inc.	1,500	58,806
Niko Resources Ltd.	2,300	248,090
Open Text Corp. (a)	2,500	98,959
Pan American Silver Corp.	2,600	59,696
Petrobank Energy & Resources Ltd. (a)	2,400	98,876
TOTAL CANADA		773,375
Cayman Islands - 0.5%
China Lilang Ltd.	56,000	61,930
Wynn Macau Ltd.	50,000	85,098
TOTAL CAYMAN ISLANDS		147,028
Chile - 0.4%
Banco Santander Chile sponsored ADR	1,300	107,913
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	1,880	153,051
Denmark - 2.3%
Novo Nordisk AS Series B sponsored ADR	5,600	481,768
William Demant Holding AS (a)	2,000	146,580
TOTAL DENMARK		628,348
Finland - 1.6%
Metso Corp.	3,300	130,150
Nokian Tyres PLC (d)	5,800	162,755
Outotec OYJ	4,100	145,189
TOTAL FINLAND		438,094
France - 2.4%
Danone	6,252	350,713
Remy Cointreau SA	2,056	112,386
Safran SA	7,000	188,947
TOTAL FRANCE		652,046
Germany - 3.6%
E.ON AG	1,789	53,384
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	2,919	$ 342,213
MAN SE	1,425	132,294
Siemens AG sponsored ADR	4,800	467,472
TOTAL GERMANY		995,363
Hong Kong - 1.2%
Hong Kong Exchanges and Clearing Ltd.	20,300	333,738
Ireland - 1.1%
CRH PLC sponsored ADR (d)	8,600	180,858
James Hardie Industries NV sponsored ADR (a)	4,200	122,850
TOTAL IRELAND		303,708
Italy - 1.7%
Azimut Holdings SpA	14,115	141,471
Fiat SpA	15,800	202,428
Saipem SpA	3,135	112,774
TOTAL ITALY		456,673
Japan - 8.9%
Autobacs Seven Co. Ltd.	3,800	141,360
Denso Corp.	7,200	206,357
East Japan Railway Co.	3,400	219,126
Fanuc Ltd.	2,600	307,156
Fast Retailing Co. Ltd.	1,000	149,609
Japan Steel Works Ltd.	14,000	135,100
Keyence Corp.	920	211,837
Kobayashi Pharmaceutical Co. Ltd.	3,500	147,614
MS&AD Insurance Group Holdings, Inc.	4,400	97,800
Nippon Thompson Co. Ltd.	16,000	105,710
Osaka Securities Exchange Co. Ltd.	24	119,410
Shiseido Co. Ltd.	8,000	179,022
SHO-BOND Holdings Co. Ltd.	2,800	59,742
USS Co. Ltd.	2,790	209,835
Yamato Kogyo Co. Ltd.	5,500	134,151
TOTAL JAPAN		2,423,829
Korea (South) - 0.8%
NHN Corp. (a)	1,412	219,664
Luxembourg - 0.2%
ArcelorMittal SA Class A unit	1,700	52,190
Common Stocks - continued
	Shares	Value
Mexico - 1.2%
Cemex SA de CV sponsored ADR	5,021	$ 47,398
Wal-Mart de Mexico SA de CV Series V	119,600	277,779
TOTAL MEXICO		325,177
Netherlands - 2.3%
ASM International NV unit (a)	6,500	165,360
ASML Holding NV	6,400	206,016
Koninklijke KPN NV	9,536	132,739
QIAGEN NV (a)	6,300	117,936
TOTAL NETHERLANDS		622,051
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR	5,000	185,200
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	1,600	61,776
Portugal - 0.4%
Jeronimo Martins SGPS SA	10,375	113,384
Singapore - 1.4%
City Developments Ltd.	9,000	80,079
Singapore Exchange Ltd.	42,000	236,576
Wing Tai Holdings Ltd.	44,000	58,240
TOTAL SINGAPORE		374,895
South Africa - 2.2%
African Rainbow Minerals Ltd.	7,939	186,168
Clicks Group Ltd.	27,620	136,883
JSE Ltd.	12,500	121,670
Mr. Price Group Ltd.	21,300	147,435
TOTAL SOUTH AFRICA		592,156
Spain - 1.2%
Inditex SA	3,299	218,212
Prosegur Compania de Seguridad SA (Reg.)	2,200	108,186
TOTAL SPAIN		326,398
Sweden - 1.5%
H&M Hennes & Mauritz AB (B Shares)	10,224	322,103
Swedish Match Co.	3,500	82,675
TOTAL SWEDEN		404,778
Switzerland - 12.2%
Actelion Ltd. (a)	1,896	76,692
Common Stocks - continued
	Shares	Value
Switzerland - continued
Credit Suisse Group sponsored ADR	3,300	$ 149,721
Nestle SA	24,258	1,199,449
Novartis AG sponsored ADR (d)	9,400	458,156
Roche Holding AG (participation certificate)	4,726	614,827
Sonova Holding AG Class B	3,120	378,636
The Swatch Group AG:
(Bearer)	760	235,395
(Reg.)	228	12,817
UBS AG (a)(d)	4,123	69,999
UBS AG (NY Shares) (a)	7,300	123,881
TOTAL SWITZERLAND		3,319,573
Turkey - 2.1%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	7,800	98,322
Asya Katilim Bankasi AS	48,000	119,737
Coca-Cola Icecek AS	10,000	104,160
Turkiye Garanti Bankasi AS	48,500	250,979
TOTAL TURKEY		573,198
United Kingdom - 19.3%
Anglo American PLC:
ADR (a)	8,300	164,340
(United Kingdom)	800	31,675
Babcock International Group PLC	17,000	147,712
BAE Systems PLC	30,300	148,460
Bellway PLC	6,200	56,351
BG Group PLC	33,424	535,493
BHP Billiton PLC ADR	16,600	1,021,564
Cobham PLC	24,900	92,751
GlaxoSmithKline PLC sponsored ADR	7,000	246,190
Imperial Tobacco Group PLC	3,782	107,008
InterContinental Hotel Group PLC ADR	11,600	201,840
Johnson Matthey PLC	5,824	154,462
Mothercare PLC	6,900	56,491
Reckitt Benckiser Group PLC	6,045	296,281
Rio Tinto PLC	4,235	219,081
Rio Tinto PLC sponsored ADR	8,100	420,552
Serco Group PLC	29,103	252,646
Shaftesbury PLC	18,333	115,014
Standard Chartered PLC (United Kingdom)	17,331	500,691
Tesco PLC	61,453	376,520
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC (a)	18,800	$ 55,935
Victrex PLC	3,600	68,884
TOTAL UNITED KINGDOM		5,269,941
United States of America - 9.5%
Allergan, Inc.	1,800	109,908
Autoliv, Inc.	4,300	246,992
Berkshire Hathaway, Inc. Class B (a)	2,000	156,240
Cymer, Inc. (a)	1,900	63,232
ION Geophysical Corp. (a)	14,800	64,972
JPMorgan Chase & Co.	2,618	105,453
Juniper Networks, Inc. (a)	16,800	466,704
Martin Marietta Materials, Inc.	600	51,240
Mead Johnson Nutrition Co. Class A	3,800	201,932
Mohawk Industries, Inc. (a)	2,800	137,004
Philip Morris International, Inc.	2,700	137,808
ResMed, Inc. (a)	2,100	137,949
Union Pacific Corp.	2,600	194,142
Visa, Inc. Class A	7,000	513,450
TOTAL UNITED STATES OF AMERICA		2,587,026
TOTAL COMMON STOCKS (Cost $24,813,648)		26,232,265
Investment Companies - 2.1%

United States of America - 2.1%
iShares MSCI EAFE Growth Index ETF (Cost $537,041)	10,500	556,395
Money Market Funds - 3.7%

Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $995,978)	995,978	995,978
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $390,000)	$ 390,007	$ 390,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $26,736,667)		28,174,638
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(917,495)
NET ASSETS - 100%		$ 27,257,143
Security Abbreviations
ETF	-	Exchange-Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$390,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 86,351
Bank of America NA	54,486
Barclays Capital, Inc.	88,084
Credit Agricole Securities (USA) Inc.	18,162
Credit Suisse Securities (USA) LLC	23,351
Deutsche Bank Securities, Inc.	9,081
ING Financial Markets LLC	9,081
Mizuho Securities USA, Inc.	18,162
Morgan Stanley & Co., Inc.	18,162
RBC Capital Markets Corp.	17,859
RBS Securities, Inc.	18,162
Societe Generale, New York Branch	27,243
Wells Fargo Securities LLC	1,816
$ 390,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,231
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,269,941	$ 5,050,860	$ 219,081	$ -
Switzerland	3,319,573	3,249,574	69,999	-
United States of America	2,587,026	2,587,026	-	-
Japan	2,423,829	2,423,829	-	-
Brazil	1,071,609	1,071,609	-	-
Australia	1,071,015	1,071,015	-	-
Germany	995,363	995,363	-	-
Belgium	896,482	896,482	-	-
Canada	773,375	773,375	-	-
Other	7,824,052	7,824,052	-	-
Investment Companies	556,395	556,395	-	-
Money Market Funds	995,978	995,978	-	-
Cash Equivalents	390,000	-	390,000	-
Total Investments in Securities:	$ 28,174,638	$ 27,495,558	$ 679,080	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $27,279,061. Net unrealized appreciation aggregated $895,577, of which $2,635,745 related to appreciated investment securities and $1,740,168 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863095.102

AIGF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.9%
CSL Ltd.	6,334	$ 189,936
Leighton Holdings Ltd.	8,363	223,159
MAp Group unit	46,718	125,127
OZ Minerals Ltd. (a)	121,032	134,704
Woolworths Ltd.	13,592	317,184
Worleyparsons Ltd.	3,864	80,905
TOTAL AUSTRALIA		1,071,015
Austria - 0.5%
Andritz AG	2,100	131,720
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	2,438	9,112
Resolution Ltd. rights 8/5/10 (a)	41,455	56,566
TOTAL BAILIWICK OF GUERNSEY		65,678
Bailiwick of Jersey - 1.0%
Informa PLC	20,948	128,922
Randgold Resources Ltd. sponsored ADR	1,535	137,966
TOTAL BAILIWICK OF JERSEY		266,888
Belgium - 3.3%
Anheuser-Busch InBev SA NV	14,186	751,314
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	25
Umicore SA	4,303	145,143
TOTAL BELGIUM		896,482
Bermuda - 1.1%
Lazard Ltd. Class A	3,100	91,977
Seadrill Ltd. (d)	5,800	134,651
Trinity Ltd.	96,000	61,672
TOTAL BERMUDA		288,300
Brazil - 3.9%
Banco ABC Brasil SA	18,000	142,383
BM&F BOVESPA SA	29,500	218,084
BR Malls Participacoes SA	8,200	123,291
Braskem SA Class A sponsored ADR (d)	11,800	180,304
Fibria Celulose SA sponsored ADR (a)(d)	5,903	92,677
Iguatemi Empresa de Shopping Centers SA	2,800	55,666
Itau Unibanco Banco Multiplo SA ADR	5,930	132,773
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	3,300	$ 62,491
Vale SA sponsored ADR (a)	2,300	63,940
TOTAL BRAZIL		1,071,609
Canada - 2.8%
Agnico-Eagle Mines Ltd. (Canada)	2,100	117,324
Fairfax Financial Holdings Ltd. (sub. vtg.)	230	91,624
Goldcorp, Inc.	1,500	58,806
Niko Resources Ltd.	2,300	248,090
Open Text Corp. (a)	2,500	98,959
Pan American Silver Corp.	2,600	59,696
Petrobank Energy & Resources Ltd. (a)	2,400	98,876
TOTAL CANADA		773,375
Cayman Islands - 0.5%
China Lilang Ltd.	56,000	61,930
Wynn Macau Ltd.	50,000	85,098
TOTAL CAYMAN ISLANDS		147,028
Chile - 0.4%
Banco Santander Chile sponsored ADR	1,300	107,913
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	1,880	153,051
Denmark - 2.3%
Novo Nordisk AS Series B sponsored ADR	5,600	481,768
William Demant Holding AS (a)	2,000	146,580
TOTAL DENMARK		628,348
Finland - 1.6%
Metso Corp.	3,300	130,150
Nokian Tyres PLC (d)	5,800	162,755
Outotec OYJ	4,100	145,189
TOTAL FINLAND		438,094
France - 2.4%
Danone	6,252	350,713
Remy Cointreau SA	2,056	112,386
Safran SA	7,000	188,947
TOTAL FRANCE		652,046
Germany - 3.6%
E.ON AG	1,789	53,384
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	2,919	$ 342,213
MAN SE	1,425	132,294
Siemens AG sponsored ADR	4,800	467,472
TOTAL GERMANY		995,363
Hong Kong - 1.2%
Hong Kong Exchanges and Clearing Ltd.	20,300	333,738
Ireland - 1.1%
CRH PLC sponsored ADR (d)	8,600	180,858
James Hardie Industries NV sponsored ADR (a)	4,200	122,850
TOTAL IRELAND		303,708
Italy - 1.7%
Azimut Holdings SpA	14,115	141,471
Fiat SpA	15,800	202,428
Saipem SpA	3,135	112,774
TOTAL ITALY		456,673
Japan - 8.9%
Autobacs Seven Co. Ltd.	3,800	141,360
Denso Corp.	7,200	206,357
East Japan Railway Co.	3,400	219,126
Fanuc Ltd.	2,600	307,156
Fast Retailing Co. Ltd.	1,000	149,609
Japan Steel Works Ltd.	14,000	135,100
Keyence Corp.	920	211,837
Kobayashi Pharmaceutical Co. Ltd.	3,500	147,614
MS&AD Insurance Group Holdings, Inc.	4,400	97,800
Nippon Thompson Co. Ltd.	16,000	105,710
Osaka Securities Exchange Co. Ltd.	24	119,410
Shiseido Co. Ltd.	8,000	179,022
SHO-BOND Holdings Co. Ltd.	2,800	59,742
USS Co. Ltd.	2,790	209,835
Yamato Kogyo Co. Ltd.	5,500	134,151
TOTAL JAPAN		2,423,829
Korea (South) - 0.8%
NHN Corp. (a)	1,412	219,664
Luxembourg - 0.2%
ArcelorMittal SA Class A unit	1,700	52,190
Common Stocks - continued
	Shares	Value
Mexico - 1.2%
Cemex SA de CV sponsored ADR	5,021	$ 47,398
Wal-Mart de Mexico SA de CV Series V	119,600	277,779
TOTAL MEXICO		325,177
Netherlands - 2.3%
ASM International NV unit (a)	6,500	165,360
ASML Holding NV	6,400	206,016
Koninklijke KPN NV	9,536	132,739
QIAGEN NV (a)	6,300	117,936
TOTAL NETHERLANDS		622,051
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR	5,000	185,200
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	1,600	61,776
Portugal - 0.4%
Jeronimo Martins SGPS SA	10,375	113,384
Singapore - 1.4%
City Developments Ltd.	9,000	80,079
Singapore Exchange Ltd.	42,000	236,576
Wing Tai Holdings Ltd.	44,000	58,240
TOTAL SINGAPORE		374,895
South Africa - 2.2%
African Rainbow Minerals Ltd.	7,939	186,168
Clicks Group Ltd.	27,620	136,883
JSE Ltd.	12,500	121,670
Mr. Price Group Ltd.	21,300	147,435
TOTAL SOUTH AFRICA		592,156
Spain - 1.2%
Inditex SA	3,299	218,212
Prosegur Compania de Seguridad SA (Reg.)	2,200	108,186
TOTAL SPAIN		326,398
Sweden - 1.5%
H&M Hennes & Mauritz AB (B Shares)	10,224	322,103
Swedish Match Co.	3,500	82,675
TOTAL SWEDEN		404,778
Switzerland - 12.2%
Actelion Ltd. (a)	1,896	76,692
Common Stocks - continued
	Shares	Value
Switzerland - continued
Credit Suisse Group sponsored ADR	3,300	$ 149,721
Nestle SA	24,258	1,199,449
Novartis AG sponsored ADR (d)	9,400	458,156
Roche Holding AG (participation certificate)	4,726	614,827
Sonova Holding AG Class B	3,120	378,636
The Swatch Group AG:
(Bearer)	760	235,395
(Reg.)	228	12,817
UBS AG (a)(d)	4,123	69,999
UBS AG (NY Shares) (a)	7,300	123,881
TOTAL SWITZERLAND		3,319,573
Turkey - 2.1%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	7,800	98,322
Asya Katilim Bankasi AS	48,000	119,737
Coca-Cola Icecek AS	10,000	104,160
Turkiye Garanti Bankasi AS	48,500	250,979
TOTAL TURKEY		573,198
United Kingdom - 19.3%
Anglo American PLC:
ADR (a)	8,300	164,340
(United Kingdom)	800	31,675
Babcock International Group PLC	17,000	147,712
BAE Systems PLC	30,300	148,460
Bellway PLC	6,200	56,351
BG Group PLC	33,424	535,493
BHP Billiton PLC ADR	16,600	1,021,564
Cobham PLC	24,900	92,751
GlaxoSmithKline PLC sponsored ADR	7,000	246,190
Imperial Tobacco Group PLC	3,782	107,008
InterContinental Hotel Group PLC ADR	11,600	201,840
Johnson Matthey PLC	5,824	154,462
Mothercare PLC	6,900	56,491
Reckitt Benckiser Group PLC	6,045	296,281
Rio Tinto PLC	4,235	219,081
Rio Tinto PLC sponsored ADR	8,100	420,552
Serco Group PLC	29,103	252,646
Shaftesbury PLC	18,333	115,014
Standard Chartered PLC (United Kingdom)	17,331	500,691
Tesco PLC	61,453	376,520
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC (a)	18,800	$ 55,935
Victrex PLC	3,600	68,884
TOTAL UNITED KINGDOM		5,269,941
United States of America - 9.5%
Allergan, Inc.	1,800	109,908
Autoliv, Inc.	4,300	246,992
Berkshire Hathaway, Inc. Class B (a)	2,000	156,240
Cymer, Inc. (a)	1,900	63,232
ION Geophysical Corp. (a)	14,800	64,972
JPMorgan Chase & Co.	2,618	105,453
Juniper Networks, Inc. (a)	16,800	466,704
Martin Marietta Materials, Inc.	600	51,240
Mead Johnson Nutrition Co. Class A	3,800	201,932
Mohawk Industries, Inc. (a)	2,800	137,004
Philip Morris International, Inc.	2,700	137,808
ResMed, Inc. (a)	2,100	137,949
Union Pacific Corp.	2,600	194,142
Visa, Inc. Class A	7,000	513,450
TOTAL UNITED STATES OF AMERICA		2,587,026
TOTAL COMMON STOCKS (Cost $24,813,648)		26,232,265
Investment Companies - 2.1%

United States of America - 2.1%
iShares MSCI EAFE Growth Index ETF (Cost $537,041)	10,500	556,395
Money Market Funds - 3.7%

Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $995,978)	995,978	995,978
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $390,000)	$ 390,007	$ 390,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $26,736,667)		28,174,638
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(917,495)
NET ASSETS - 100%		$ 27,257,143
Security Abbreviations
ETF	-	Exchange-Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$390,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 86,351
Bank of America NA	54,486
Barclays Capital, Inc.	88,084
Credit Agricole Securities (USA) Inc.	18,162
Credit Suisse Securities (USA) LLC	23,351
Deutsche Bank Securities, Inc.	9,081
ING Financial Markets LLC	9,081
Mizuho Securities USA, Inc.	18,162
Morgan Stanley & Co., Inc.	18,162
RBC Capital Markets Corp.	17,859
RBS Securities, Inc.	18,162
Societe Generale, New York Branch	27,243
Wells Fargo Securities LLC	1,816
$ 390,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,231
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,269,941	$ 5,050,860	$ 219,081	$ -
Switzerland	3,319,573	3,249,574	69,999	-
United States of America	2,587,026	2,587,026	-	-
Japan	2,423,829	2,423,829	-	-
Brazil	1,071,609	1,071,609	-	-
Australia	1,071,015	1,071,015	-	-
Germany	995,363	995,363	-	-
Belgium	896,482	896,482	-	-
Canada	773,375	773,375	-	-
Other	7,824,052	7,824,052	-	-
Investment Companies	556,395	556,395	-	-
Money Market Funds	995,978	995,978	-	-
Cash Equivalents	390,000	-	390,000	-
Total Investments in Securities:	$ 28,174,638	$ 27,495,558	$ 679,080	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $27,279,061. Net unrealized appreciation aggregated $895,577, of which $2,635,745 related to appreciated investment securities and $1,740,168 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap Fund

July 31, 2010

1.804839.106

ISC-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.9%
Allied Gold Ltd. (a)	12,713,939	$ 3,681,346
Allied Gold Ltd. (United Kingdom) (a)	4,914,800	1,483,862
Aristocrat Leisure Ltd.	146,962	450,797
Austal Ltd.	1,095,023	2,278,913
Australian Worldwide Exploration Ltd. (a)	922,101	1,301,606
BlueScope Steel Ltd. (a)	209,536	449,349
carsales.com Ltd. (d)	151,787	671,614
Centamin Egypt Ltd. (a)	1,924,214	4,526,906
Centennial Coal Co. Ltd.	308,443	1,668,986
Charter Hall Group unit	2,464,661	1,338,089
Discovery Metals Ltd. (a)	745,951	546,729
DUET Group	688,657	1,018,820
Goodman Group unit	6,799,777	3,783,959
Industrea Ltd.	1,729,558	555,572
Iress Market Technology Ltd.	156,546	1,168,618
Ironbark Zinc Ltd. (a)	2,305,831	344,261
Lynas Corp. Ltd. (a)	1,862,678	1,280,938
MAp Group unit	291,078	779,611
Medusa Mining Ltd. (d)	275,842	968,431
Mineral Deposits Ltd. (a)	5,620,000	4,045,722
Monto Minerals Ltd. (a)	273,551	2,475
Navitas Ltd.	939,142	3,679,559
Northern Iron Ltd. (a)	423,362	582,280
Ramsay Health Care Ltd.	185,612	2,374,827
realestate.com.au Ltd.	81,413	751,399
SAI Global Ltd. (g)	1,033,519	3,731,367
Spark Infrastructure Group unit (f)	1,136,770	1,265,186
Super Cheap Auto Group Ltd.	290,060	1,488,153
Tiger Resources Ltd. (a)	14,407,421	2,737,677
Wotif.com Holdings Ltd.	255,354	1,194,565
TOTAL AUSTRALIA		50,151,617
Bailiwick of Jersey - 0.2%
Renewable Energy Generation Ltd.	1,777,200	1,407,617
Belgium - 0.4%
EVS Broadcast Equipment SA	7,700	381,159
Hansen Transmissions International NV (a)	2,639,400	2,821,161
TOTAL BELGIUM		3,202,320
Bermuda - 2.2%
Asia Satellite Telecommunications Holdings Ltd.	271,000	418,668
Biosensors International Group Ltd. (a)	1,577,000	945,110
Common Stocks - continued
	Shares	Value
Bermuda - continued
China Animal Healthcare Ltd.	4,707,000	$ 1,038,385
China LotSynergy Holdings Ltd. (a)	7,324,000	301,729
China Water Affairs Group Ltd.	1,134,000	423,379
Integrated Distribution Services Group Ltd. (IDS)	322,000	621,822
Luk Fook Holdings International Ltd.	1,162,000	1,974,689
Mingyuan Medicare Development Co. Ltd.	2,870,000	328,845
Noble Group Ltd.	315,272	382,527
Oakley Capital Investments Ltd. (a)	1,285,000	2,297,549
Seadrill Ltd. (d)	114,900	2,667,473
Vtech Holdings Ltd.	466,000	4,955,468
TOTAL BERMUDA		16,355,644
British Virgin Islands - 1.1%
Albidon Ltd. unit (a)	1,469,000	77,759
Kalahari Energy (a)(i)	1,451,000	15
Playtech Ltd. (d)	845,876	5,870,523
Xcite Energy Ltd. (a)	1,815,300	2,128,220
TOTAL BRITISH VIRGIN ISLANDS		8,076,517
Canada - 1.7%
AirSea Lines (a)(i)	1,893,338	25
AirSea Lines warrants 8/4/11 (a)(i)	1,862,300	24
Banro Corp. (a)	637,400	1,116,124
Equinox Minerals Ltd. unit (a)	352,022	1,605,377
European Goldfields Ltd. (a)	854,800	5,978,902
Platmin Ltd. (a)	3,649,900	3,348,834
Rock Well Petroleum, Inc. (a)(i)	770,400	7
Starfield Resources, Inc. (a)	4,328,075	252,624
TOTAL CANADA		12,301,917
Cayman Islands - 2.0%
Bosideng International Holdings Ltd.	1,440,000	444,931
China Dongxiang Group Co. Ltd.	657,000	372,166
China High Precision Automation Group Ltd. (a)	712,000	433,571
China Lilang Ltd.	276,000	305,226
China Real Estate Information Corp. ADR (d)	57,600	533,376
CNinsure, Inc. ADR (d)	31,900	752,202
Ctrip.com International Ltd. sponsored ADR (a)	43,900	1,767,414
Daphne International Holdings Ltd.	1,392,000	1,288,507
EVA Precision Industrial Holdings Ltd.	2,036,000	1,048,471
Fook Woo Group Holdings Ltd.	1,099,000	370,696
Hengdeli Holdings Ltd.	1,124,000	515,152
Kingdee International Software Group Co. Ltd.	1,898,000	799,029
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Little Sheep Group Ltd.	614,000	$ 364,408
Maoye International Holdings Ltd.	938,000	384,015
Marwyn Value Investors II Ltd. (a)	1,846,800	2,128,943
Neo-Neon Holdings Ltd.	804,000	467,857
Orchid Developments Group Ltd. (a)	1,211,000	569,800
PCD Stores Group Ltd.	852,000	270,929
Perfect World Co. Ltd. sponsored ADR Class B (a)	21,900	511,584
Sino-Life Group Ltd. (a)	1,644,000	218,001
VST Holdings Ltd.	1,268,000	404,846
Yip's Chemical Holdings Ltd.	592,000	599,050
TOTAL CAYMAN ISLANDS		14,550,174
China - 1.4%
51job, Inc. sponsored ADR (a)	24,000	605,040
AMVIG Holdings Ltd.	764,000	422,942
Baidu.com, Inc. sponsored ADR (a)	13,200	1,074,612
BYD Co. Ltd. (H Shares)	27,000	185,793
China Metal Recycling (Holdings) Ltd.	333,600	330,272
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	772,573
Digital China Holdings Ltd. (H Shares)	239,000	387,692
Focus Media Holding Ltd. ADR (a)(d)	15,300	277,389
Global Bio-Chem Technology Group Co. Ltd.	2,074,800	336,562
Harbin Power Equipment Co. Ltd. (H Shares)	492,000	430,718
Minth Group Ltd.	698,000	1,047,786
People's Food Holdings Ltd.	992,000	488,742
Royale Furniture Holdings Ltd.	1,854,000	515,564
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	1,733,840
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,431,639
TOTAL CHINA		10,041,164
Cyprus - 1.0%
Buried Hill Energy (Cyprus) PCL (a)(i)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	2,207,398
TOTAL CYPRUS		7,074,898
Denmark - 0.6%
DSV de Sammensluttede Vognmaend AS	250,000	4,460,381
William Demant Holding AS (a)	200	14,658
TOTAL DENMARK		4,475,039
France - 8.5%
Altamir Amboise (a)	544,400	3,696,723
ALTEN	114,000	3,350,522
Common Stocks - continued
	Shares	Value
France - continued
Audika SA	113,113	$ 2,972,105
Compagnie Generale de Geophysique SA (a)	92,400	1,783,871
Delachaux SA	80,541	5,038,709
Devoteam SA	38,800	873,849
Faiveley Transport	50,672	3,872,122
Iliad Group SA	46,742	4,115,226
Ipsos SA	184,600	7,339,454
Laurent-Perrier Group	20,860	1,854,485
LeGuide.com SA (a)(d)	85,800	2,516,117
Maisons France Confort (d)	89,444	3,578,909
Meetic	187,600	5,330,284
Sartorius Stedim Biotech	53,700	2,266,973
SeLoger.com	198,800	7,850,911
Sopra Group SA	37,800	2,685,031
SR Teleperformance SA	97,900	2,480,504
TOTAL FRANCE		61,605,795
Germany - 10.2%
CENTROTEC Sustainable AG (a)	131,581	2,358,071
CTS Eventim AG	111,908	5,714,610
Delticom AG	131,200	6,693,776
Drillisch AG	679,100	4,072,368
ElringKlinger AG	184,000	4,946,213
Freenet AG	164,700	1,760,012
GFK AG	142,601	5,317,426
HeidelbergCement AG	119,666	6,027,332
KROMI Logistik AG (a)	118,100	1,277,583
Lanxess AG	121,885	5,853,153
Pfleiderer AG (a)	226,800	1,386,659
Rational AG (d)	17,901	2,935,074
SMA Solar Technology AG	31,200	3,857,030
Software AG (Bearer)	63,900	7,125,785
STRATEC Biomedical Systems AG	77,910	2,915,328
Tom Tailor Holding AG	204,300	2,929,018
United Internet AG	229,793	2,845,257
Wacker Chemie AG (d)	40,000	6,420,302
TOTAL GERMANY		74,434,997
Greece - 0.3%
Babis Vovos International Technical SA (a)	149,200	558,100
Jumbo SA	161,000	1,280,020
TOTAL GREECE		1,838,120
Common Stocks - continued
	Shares	Value
Hong Kong - 1.2%
Dah Sing Financial Holdings Ltd. (a)	98,800	$ 605,456
Galaxy Entertainment Group Ltd. (a)	1,498,000	997,060
I.T Ltd.	2,064,000	741,366
REXCAPITAL Financial Holdings Ltd.	3,875,000	339,234
Singamas Container Holdings Ltd. (a)	5,154,000	1,088,196
Techtronic Industries Co. Ltd.	3,251,000	2,682,834
Texwinca Holdings Ltd.	1,700,000	1,739,942
Tian An China Investments Co. Ltd.	669,000	436,669
TOTAL HONG KONG		8,630,757
Iceland - 0.8%
Ossur hf (a)	3,457,100	5,926,112
India - 0.1%
Educomp Solutions Ltd.	24,874	325,826
Geodesic Ltd.	256,340	486,872
The Jammu & Kashmir Bank Ltd.	13,403	223,027
TOTAL INDIA		1,035,725
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,191,500	603,219
PT Lippo Karawaci Tbk (a)	9,290,500	504,016
PT Mayora Indah Tbk	168,500	155,495
PT Media Nusantara Citra Tbk	9,392,500	315,185
TOTAL INDONESIA		1,577,915
Ireland - 0.8%
James Hardie Industries NV unit (a)	132,009	777,609
Kenmare Resources PLC (a)	14,887,700	3,093,858
Petroceltic International PLC (a)	11,142,200	1,616,477
Vimio PLC (a)	867,300	14
TOTAL IRELAND		5,487,958
Isle of Man - 1.3%
Exillon Energy PLC	1,511,200	4,147,791
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	5,590,003
TOTAL ISLE OF MAN		9,737,794
Italy - 0.8%
Seldovia Native Association, Inc. (SNAI) (a)(d)	324,790	1,276,295
Tod's SpA	60,255	4,590,275
TOTAL ITALY		5,866,570
Common Stocks - continued
	Shares	Value
Japan - 26.1%
ABC-Mart, Inc.	50,700	$ 1,648,447
Air Water, Inc.	122,000	1,326,931
Aozora Bank Ltd.	1,239,000	1,648,655
AQ Interactive, Inc. (d)	705	1,331,281
ARCS Co. Ltd.	133,600	1,794,731
Arnest One Corp.	44,100	495,981
Asahi Co. Ltd. (d)	58,000	862,366
Asahi Intecc Co. Ltd.	203,400	3,530,228
ASKUL Corp.	96,000	1,883,899
Bank of Kyoto Ltd.	231,000	1,927,116
Cellseed, Inc.	11,700	163,671
Central Glass Co. Ltd.	380,000	1,472,953
Chiba Bank Ltd.	325,000	1,985,537
Chiyoda Corp.	297,000	2,137,507
CMIC Co. Ltd.	3,350	982,227
Cosmos Pharmaceutical Corp.	27,200	685,468
Create SD Holdings Co. Ltd.	48,200	1,021,165
Credit Saison Co. Ltd.	173,200	2,200,447
Culture Convenience Club Co. Ltd. (d)	211,800	894,498
CyberAgent, Inc. (d)	1,049	1,541,487
Dai-ichi Seiko Co. Ltd. (d)	48,500	2,031,472
Daicel Chemical Industries Ltd.	425,000	3,009,546
Daihen Corp.	373,000	1,588,244
Digital Garage, Inc.	927	1,362,210
Don Quijote Co. Ltd.	95,100	2,475,846
Ebara Corp. (a)	429,000	1,633,104
EPS Co. Ltd.	742	1,927,440
Exedy Corp.	147,000	4,252,242
Ferrotec Corp.	145,900	1,502,470
FreeBit Co., Ltd. (d)	358	1,067,062
Fuji Oil Co. Ltd.	168,800	2,492,205
Fujikura Ltd.	186,000	873,775
Furukawa Electric Co. Ltd.	214,000	950,836
Furuya Metal Co. Ltd. (d)	33,400	2,005,739
Glory Ltd.	25,900	602,660
GREE, Inc. (d)	46,500	3,814,695
Hoshizaki Electric Co. Ltd. (d)	62,400	1,094,572
Ibiden Co. Ltd.	97,300	2,905,771
Isetan Mitsukoshi Holdings Ltd.	124,000	1,170,772
Itochu Corp.	196,600	1,533,218
Japan Steel Works Ltd.	110,000	1,061,498
JP-Holdings, Inc.	73,700	1,351,629
Common Stocks - continued
	Shares	Value
Japan - continued
JTEKT Corp.	159,200	$ 1,545,488
Kandenko Co. Ltd.	226,000	1,341,487
Kenedix Realty Investment Corp.	573	1,881,601
Kimoto Co. Ltd. (d)	228,600	1,224,666
KOMERI Co. Ltd.	66,600	1,568,192
Kuraray Co. Ltd.	283,500	3,555,846
Maeda Corp.	319,000	852,635
Makino Milling Machine Co. Ltd. (a)	244,000	1,468,094
Marui Group Co. Ltd.	175,800	1,232,685
Maruwa Ceramic Co. Ltd.	59,500	1,371,409
McDonald's Holdings Co. (Japan) Ltd.	106,200	2,374,063
Meiko Electronics Co. Ltd.	96,300	1,949,957
Message Co. Ltd.	1,094	2,525,346
Micronics Japan Co. Ltd.	60,500	784,032
Minebea Ltd.	517,000	2,853,445
Mitsubishi UFJ Lease & Finance Co. Ltd.	85,010	2,990,227
Mitsumi Electric Co. Ltd.	104,800	1,751,012
mixi, Inc. (d)	355	1,893,607
Nabtesco Corp.	226,000	3,577,298
NHK Spring Co. Ltd.	244,000	2,241,666
Nichi-iko Pharmaceutical Co. Ltd.	41,100	1,481,360
Nichicon Corp. (d)	165,500	2,144,750
Nihon M&A Center, Inc. (d)	426	1,359,454
Nippon Ceramic Co. Ltd.	27,700	395,829
Nippon Denko Co. Ltd.	138,000	820,735
Nippon Electric Glass Co. Ltd.	45,000	573,272
Nippon Shinyaku Co. Ltd.	83,000	1,017,032
Nippon Signal Co. Ltd.	203,000	1,524,408
Nomura Real Estate Residential Fund, Inc.	400	1,601,388
NTT Urban Development Co.	1,414	1,146,907
Osaka Securities Exchange Co. Ltd.	222	1,104,542
OSAKA Titanium technologies Co. Ltd.	3,300	141,279
Otsuka Corp.	42,900	2,799,607
Pigeon Corp.	40,400	1,488,852
Riso Kagaku Corp.	126,300	1,196,872
Rohto Pharmaceutical Co. Ltd.	224,000	2,749,945
Sanken Electric Co. Ltd. (a)	138,000	541,302
Sankyu, Inc.	264,000	1,114,955
Santen Pharmaceutical Co. Ltd.	87,200	2,917,933
Sawada Holdings Co. Ltd. (a)	192,000	975,273
Sekisui Chemical Co. Ltd.	303,000	2,054,475
Shimadzu Corp.	386,000	2,956,691
Common Stocks - continued
	Shares	Value
Japan - continued
Shimamura Co. Ltd.	26,200	$ 2,373,688
Shin-Kobe Electric Machinery Co. Ltd. (d)	244,000	2,052,508
Shindengen Electric Co. Ltd. (a)	155,000	590,049
Shizuoka Gas Co. Ltd.	88,000	591,588
SHO-BOND Holdings Co. Ltd.	132,500	2,827,075
Simplex Technology, Inc. (d)	1,189	914,880
So-net M3, Inc. (d)	575	2,601,388
Sony Financial Holdings, Inc.	537	1,947,926
SRI Sports Ltd.	886	902,146
Stella Chemifa Corp.	16,200	641,065
Sumitomo Osaka Cement Co. Ltd.	566,000	1,060,943
Sumitomo Trust & Banking Co. Ltd.	450,000	2,504,484
Sysmex Corp. (d)	20,300	1,167,382
Taisho Pharmaceutical Co. Ltd.	75,000	1,457,911
Takata Corp.	92,600	1,831,107
Takeei Corp.	71,100	962,534
The Suruga Bank Ltd.	221,000	1,992,005
Toho Co. Ltd.	109,300	1,803,434
Tokyu Livable, Inc.	176,100	1,752,340
Toto Ltd.	342,000	2,330,784
Towa Corp. (a)(d)	243,300	1,827,037
Toyo Tanso Co. Ltd. (d)	42,500	2,146,514
Toyota Boshoku Corp.	37,100	586,388
Ube Industries Ltd.	864,000	2,159,375
Ulvac, Inc.	96,100	1,890,310
Yamatake Corp.	131,900	3,369,803
Yamato Kogyo Co. Ltd.	75,800	1,848,845
Yamazaki Baking Co. Ltd.	72,000	912,236
Yokohama Rubber Co. Ltd.	322,000	1,721,307
TOTAL JAPAN		190,098,270
Korea (South) - 1.1%
CJ Home Shopping (a)	10,059	986,551
Daou Technology, Inc.	197,150	1,225,155
Hyosung Corp.	6,493	450,708
Interpark Corp. (a)	75,279	288,323
Jusung Engineering Co. Ltd. (a)	43,990	807,088
KC Tech Co. Ltd.	126,140	607,903
Lock & Lock Co. Ltd.	19,170	561,607
MNTECH Co. Ltd.	76,840	688,653
NCsoft Corp.	2,221	353,031
Power Logics Co. Ltd. (a)	41,248	272,371
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sodiff Advanced Materials Co. Ltd.	3,940	$ 372,763
The Basic House Co. Ltd. (a)	96,550	1,220,395
TK Corp. (a)	17,649	342,460
TOTAL KOREA (SOUTH)		8,177,008
Luxembourg - 0.4%
GlobeOp Financial Services SA	594,385	2,656,865
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	787,548
Masterskill Education Group Bhd	478,400	637,115
Top Glove Corp. Bhd	113,400	236,506
TOTAL MALAYSIA		1,661,169
Netherlands - 1.9%
Gemalto NV	190,440	7,818,614
SMARTRAC NV (a)	104,600	1,993,832
Wavin NV (a)	273,912	3,927,035
TOTAL NETHERLANDS		13,739,481
Norway - 2.1%
Aker Solutions ASA	206,500	2,677,513
IMAREX NOS ASA (a)	142,100	1,169,836
Renewable Energy Corp. ASA (a)(d)	1,111,942	3,061,113
Schibsted ASA (B Shares)	275,400	6,166,856
Sevan Marine ASA (a)(d)	2,000,000	2,033,424
TOTAL NORWAY		15,108,742
Papua New Guinea - 0.1%
Lihir Gold Ltd.	127,700	474,628
Philippines - 0.0%
Alliance Global Group, Inc.	2,595,000	327,759
Singapore - 1.6%
CSE Global Ltd.	1,005,000	709,464
Goodpack Ltd.	1,673,000	2,079,101
Hyflux Ltd.	440,000	1,045,077
Oceanus Group Ltd. (a)	2,071,000	472,101
Pertama Holdings Ltd. (e)	21,516,000	5,933,157
Raffles Medical Group Ltd.	431,000	621,193
Yanlord Land Group Ltd.	521,000	712,597
TOTAL SINGAPORE		11,572,690
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Blue Label Telecoms Ltd. (a)	4,787,200	$ 2,946,757
Spain - 0.3%
Obrascon Huarte Lain SA	73,400	1,920,014
Sweden - 1.4%
Elekta AB (B Shares)	252,800	7,330,430
Modern Times Group MTG AB (B Shares)	44,100	2,765,262
XCounter AB (a)	1,108,000	86,889
TOTAL SWEDEN		10,182,581
Switzerland - 1.5%
Bank Sarasin & Co. Ltd. Series B (Reg.)	18,166	673,235
Basilea Pharmaceutica AG (a)	9,770	534,205
Lonza Group AG	46,363	3,601,139
Panalpina Welttransport Holding AG (a)	26,080	2,352,471
VZ Holding AG (d)	42,690	3,494,141
TOTAL SWITZERLAND		10,655,191
Thailand - 0.1%
Asian Property Development PCL (For. Reg.)	1,836,200	352,023
BEC World PCL (For. Reg.)	337,000	312,616
Total Access Communication PCL unit	185,900	271,607
TOTAL THAILAND		936,246
United Kingdom - 17.4%
Abcam PLC	246,700	5,881,249
Antisoma PLC (a)(d)	2,397,700	199,309
Ashmore Group PLC	1,109,700	4,913,300
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	3,923,800	2,353,939
Avanti Communications Group PLC (a)	661,500	4,876,234
Aveva Group PLC	188,500	3,932,057
Blinkx PLC (a)(d)	3,062,000	2,773,410
Bond International Software PLC	617,066	474,225
Borders & Southern Petroleum PLC (a)	698,500	766,869
Cadogan Petroleum PLC (a)	1,406,300	363,931
Centurion Electronics PLC (a)(e)	748,299	12
Ceres Power Holdings PLC (a)(d)	406,200	503,296
China Goldmines PLC (a)	669,353	220,461
Connaught PLC	1,195,700	667,995
Conygar Investment Co. PLC (a)	2,333,700	4,090,246
Cove Energy PLC (a)	2,629,300	2,824,799
CPP Group PLC	29,575	111,418
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Craneware PLC	877,400	$ 5,435,651
Datacash Group PLC	1,241,380	4,770,102
DTZ Holdings PLC (a)	1,804,400	1,634,337
Eaga PLC	245,794	408,634
EMIS Group PLC (a)	376,245	1,942,913
European Nickel PLC (a)	2,276,950	767,801
Faroe Petroleum PLC (a)	458,447	1,202,575
GoIndustry-DoveBid PLC (a)	22,589	26,217
Hays PLC	2,007,843	2,843,638
Icap PLC	252,000	1,584,900
Ideal Shopping Direct PLC (a)	234,592	597,893
IG Group Holdings PLC	1,264,300	9,395,110
Inchcape PLC (a)	778,720	3,648,156
Jubilee Platinum PLC (a)	2,729,847	1,198,818
Keronite PLC (a)(i)	13,620,267	106,810
Monitise PLC (a)	4,154,500	1,417,212
Mothercare PLC	501,800	4,108,261
NCC Group Ltd.	228,315	1,523,670
Northgate PLC (a)	493,500	1,424,170
Ocado Group PLC (a)	1,125,700	2,948,465
Pureprofile Media PLC (a)(i)	1,108,572	434,671
Redhall Group PLC	519,600	1,116,469
Regenersis PLC (a)	1,367,300	755,927
Rockhopper Exploration PLC (a)	312,600	1,514,971
Royalblue Group PLC	197,842	4,539,622
Salamander Energy PLC (a)	697,200	2,628,746
SDL PLC (a)	691,862	5,837,926
SIG PLC (a)	1,479,300	2,347,976
Silverdell PLC (a)	4,958,000	622,090
Sinclair Pharma PLC (a)	3,003,544	1,295,459
Sphere Medical Holding PLC (a)(i)	555,599	1,481,383
SR Pharma PLC (a)	5,388,700	470,756
Sthree PLC	541,709	2,221,747
Synergy Health PLC	274,953	2,878,502
Ted Baker PLC	293,100	2,452,489
TMO Biotec (a)(i)	1,000,000	392,100
Travis Perkins PLC (a)	248,700	3,290,165
Valiant Petroleum PLC (a)	156,200	1,678,141
Wellstream Holdings PLC	434,600	3,418,358
Xchanging PLC	1,521,100	4,771,386
Zenergy Power PLC (a)	855,520	872,168
TOTAL UNITED KINGDOM		126,959,140
Common Stocks - continued
	Shares	Value
United States of America - 0.5%
CTC Media, Inc. (d)	183,400	$ 3,306,702
Mudalla Technology, Inc. (a)	996,527	16
Sohu.com, Inc. (a)	5,400	253,908
XL TechGroup, Inc. (a)	1,329,250	21
TOTAL UNITED STATES OF AMERICA		3,560,647
TOTAL COMMON STOCKS (Cost $712,643,105)		704,755,838
Investment Companies - 0.0%

Bailiwick of Guernsey - 0.0%
Brookwell Ltd. Class A (e) (Cost $621,868)	213,047	175,425
Government Obligations - 0.1%
Principal Amount
Germany - 0.1%
German Federal Republic 0.3042% to 0.3245% 9/29/10 (h) (Cost $707,489)	EUR	550,000	716,534
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	23,367,650	23,367,650
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	26,656,706	26,656,706
TOTAL MONEY MARKET FUNDS (Cost $50,024,356)		50,024,356
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $763,996,818)		755,672,153
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(27,650,699)
NET ASSETS - 100%		$ 728,021,454
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
119 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2010	$ 4,257,458	$ 66,296

Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,265,186 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $716,534.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,282,535 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 724,601	$ -	$ 175,425
Centurion Electronics PLC	12	-	-	-	12
Pertama Holdings Ltd.	-	5,470,243	45,460	-	5,933,157
Total	$ 1,078,618	$ 5,470,243	$ 770,061	$ -	$ 6,108,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,495
Fidelity Securities Lending Cash Central Fund	650,870
Total	$ 686,365
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 190,098,270	$ 190,098,270	$ -	$ -
United Kingdom	126,959,140	124,544,159	-	2,414,981
Germany	74,434,997	74,434,997	-	-
France	61,605,795	59,821,924	1,783,871	-
Australia	50,151,617	50,151,617	-	-
Bermuda	16,355,644	16,355,644	-	-
Norway	15,108,742	15,108,742	-	-
Cayman Islands	14,550,174	13,980,374	-	569,800
Netherlands	13,739,481	13,739,481	-	-
Canada	12,301,917	12,301,861	-	56
British Virgin Islands	8,076,517	7,998,743	-	77,774
Cyprus	7,074,898	2,207,398	-	4,867,500
Ireland	5,487,958	5,487,944	-	14
United States of America	3,560,647	3,560,610	-	37
Other	105,250,041	104,775,413	474,628	-
Investment Companies	175,425	175,425	-	-
Government Obligations	716,534	-	716,534	-
Money Market Funds	50,024,356	50,024,356	-	-
Total Investments in Securities:	$ 755,672,153	$ 744,766,958	$ 2,975,033	$ 7,930,162
Derivative Instruments:
Assets
Futures Contracts	$ 66,296	$ 66,296	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Cyprus
Beginning Balance	$ 4,030,290
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	837,210
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,867,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 837,210
Equities - United Kingdom
Beginning Balance	$ 3,323,654
Total Realized Gain (Loss)	(2,360,190)
Total Unrealized Gain (Loss)	2,283,644
Cost of Purchases	351,644
Proceeds of Sales	(20,851)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,162,920)
Ending Balance	$ 2,414,981
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (76,507)
Equities - Cayman Islands
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(314,958)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	884,758
Transfers out of Level 3	-
Ending Balance	$ 569,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (314,958)
Equities - British Virgin Islands
Beginning Balance	$ 952,217
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(874,443)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 77,774
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (874,443)
Equities - Canada
Beginning Balance	$ 62
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 56
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (6)
Equities - United States of America
Beginning Balance	$ 38
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	64,885
Cost of Purchases	-
Proceeds of Sales	(64,886)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 64,885
Equities - Ireland
Beginning Balance	$ 14
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 14
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -
Equities - Bermuda
Beginning Balance	$ 9,830
Total Realized Gain (Loss)	(1,060,462)
Total Unrealized Gain (Loss)	1,105,453
Cost of Purchases	-
Proceeds of Sales	(54,821)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -
Equities - Australia
Beginning Balance	$ 135
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(135)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $775,579,379. Net unrealized depreciation aggregated $19,907,226, of which $110,014,114 related to appreciated investment securities and $129,921,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.106

AISC-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.9%
Allied Gold Ltd. (a)	12,713,939	$ 3,681,346
Allied Gold Ltd. (United Kingdom) (a)	4,914,800	1,483,862
Aristocrat Leisure Ltd.	146,962	450,797
Austal Ltd.	1,095,023	2,278,913
Australian Worldwide Exploration Ltd. (a)	922,101	1,301,606
BlueScope Steel Ltd. (a)	209,536	449,349
carsales.com Ltd. (d)	151,787	671,614
Centamin Egypt Ltd. (a)	1,924,214	4,526,906
Centennial Coal Co. Ltd.	308,443	1,668,986
Charter Hall Group unit	2,464,661	1,338,089
Discovery Metals Ltd. (a)	745,951	546,729
DUET Group	688,657	1,018,820
Goodman Group unit	6,799,777	3,783,959
Industrea Ltd.	1,729,558	555,572
Iress Market Technology Ltd.	156,546	1,168,618
Ironbark Zinc Ltd. (a)	2,305,831	344,261
Lynas Corp. Ltd. (a)	1,862,678	1,280,938
MAp Group unit	291,078	779,611
Medusa Mining Ltd. (d)	275,842	968,431
Mineral Deposits Ltd. (a)	5,620,000	4,045,722
Monto Minerals Ltd. (a)	273,551	2,475
Navitas Ltd.	939,142	3,679,559
Northern Iron Ltd. (a)	423,362	582,280
Ramsay Health Care Ltd.	185,612	2,374,827
realestate.com.au Ltd.	81,413	751,399
SAI Global Ltd. (g)	1,033,519	3,731,367
Spark Infrastructure Group unit (f)	1,136,770	1,265,186
Super Cheap Auto Group Ltd.	290,060	1,488,153
Tiger Resources Ltd. (a)	14,407,421	2,737,677
Wotif.com Holdings Ltd.	255,354	1,194,565
TOTAL AUSTRALIA		50,151,617
Bailiwick of Jersey - 0.2%
Renewable Energy Generation Ltd.	1,777,200	1,407,617
Belgium - 0.4%
EVS Broadcast Equipment SA	7,700	381,159
Hansen Transmissions International NV (a)	2,639,400	2,821,161
TOTAL BELGIUM		3,202,320
Bermuda - 2.2%
Asia Satellite Telecommunications Holdings Ltd.	271,000	418,668
Biosensors International Group Ltd. (a)	1,577,000	945,110
Common Stocks - continued
	Shares	Value
Bermuda - continued
China Animal Healthcare Ltd.	4,707,000	$ 1,038,385
China LotSynergy Holdings Ltd. (a)	7,324,000	301,729
China Water Affairs Group Ltd.	1,134,000	423,379
Integrated Distribution Services Group Ltd. (IDS)	322,000	621,822
Luk Fook Holdings International Ltd.	1,162,000	1,974,689
Mingyuan Medicare Development Co. Ltd.	2,870,000	328,845
Noble Group Ltd.	315,272	382,527
Oakley Capital Investments Ltd. (a)	1,285,000	2,297,549
Seadrill Ltd. (d)	114,900	2,667,473
Vtech Holdings Ltd.	466,000	4,955,468
TOTAL BERMUDA		16,355,644
British Virgin Islands - 1.1%
Albidon Ltd. unit (a)	1,469,000	77,759
Kalahari Energy (a)(i)	1,451,000	15
Playtech Ltd. (d)	845,876	5,870,523
Xcite Energy Ltd. (a)	1,815,300	2,128,220
TOTAL BRITISH VIRGIN ISLANDS		8,076,517
Canada - 1.7%
AirSea Lines (a)(i)	1,893,338	25
AirSea Lines warrants 8/4/11 (a)(i)	1,862,300	24
Banro Corp. (a)	637,400	1,116,124
Equinox Minerals Ltd. unit (a)	352,022	1,605,377
European Goldfields Ltd. (a)	854,800	5,978,902
Platmin Ltd. (a)	3,649,900	3,348,834
Rock Well Petroleum, Inc. (a)(i)	770,400	7
Starfield Resources, Inc. (a)	4,328,075	252,624
TOTAL CANADA		12,301,917
Cayman Islands - 2.0%
Bosideng International Holdings Ltd.	1,440,000	444,931
China Dongxiang Group Co. Ltd.	657,000	372,166
China High Precision Automation Group Ltd. (a)	712,000	433,571
China Lilang Ltd.	276,000	305,226
China Real Estate Information Corp. ADR (d)	57,600	533,376
CNinsure, Inc. ADR (d)	31,900	752,202
Ctrip.com International Ltd. sponsored ADR (a)	43,900	1,767,414
Daphne International Holdings Ltd.	1,392,000	1,288,507
EVA Precision Industrial Holdings Ltd.	2,036,000	1,048,471
Fook Woo Group Holdings Ltd.	1,099,000	370,696
Hengdeli Holdings Ltd.	1,124,000	515,152
Kingdee International Software Group Co. Ltd.	1,898,000	799,029
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Little Sheep Group Ltd.	614,000	$ 364,408
Maoye International Holdings Ltd.	938,000	384,015
Marwyn Value Investors II Ltd. (a)	1,846,800	2,128,943
Neo-Neon Holdings Ltd.	804,000	467,857
Orchid Developments Group Ltd. (a)	1,211,000	569,800
PCD Stores Group Ltd.	852,000	270,929
Perfect World Co. Ltd. sponsored ADR Class B (a)	21,900	511,584
Sino-Life Group Ltd. (a)	1,644,000	218,001
VST Holdings Ltd.	1,268,000	404,846
Yip's Chemical Holdings Ltd.	592,000	599,050
TOTAL CAYMAN ISLANDS		14,550,174
China - 1.4%
51job, Inc. sponsored ADR (a)	24,000	605,040
AMVIG Holdings Ltd.	764,000	422,942
Baidu.com, Inc. sponsored ADR (a)	13,200	1,074,612
BYD Co. Ltd. (H Shares)	27,000	185,793
China Metal Recycling (Holdings) Ltd.	333,600	330,272
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	772,573
Digital China Holdings Ltd. (H Shares)	239,000	387,692
Focus Media Holding Ltd. ADR (a)(d)	15,300	277,389
Global Bio-Chem Technology Group Co. Ltd.	2,074,800	336,562
Harbin Power Equipment Co. Ltd. (H Shares)	492,000	430,718
Minth Group Ltd.	698,000	1,047,786
People's Food Holdings Ltd.	992,000	488,742
Royale Furniture Holdings Ltd.	1,854,000	515,564
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	1,733,840
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,431,639
TOTAL CHINA		10,041,164
Cyprus - 1.0%
Buried Hill Energy (Cyprus) PCL (a)(i)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	2,207,398
TOTAL CYPRUS		7,074,898
Denmark - 0.6%
DSV de Sammensluttede Vognmaend AS	250,000	4,460,381
William Demant Holding AS (a)	200	14,658
TOTAL DENMARK		4,475,039
France - 8.5%
Altamir Amboise (a)	544,400	3,696,723
ALTEN	114,000	3,350,522
Common Stocks - continued
	Shares	Value
France - continued
Audika SA	113,113	$ 2,972,105
Compagnie Generale de Geophysique SA (a)	92,400	1,783,871
Delachaux SA	80,541	5,038,709
Devoteam SA	38,800	873,849
Faiveley Transport	50,672	3,872,122
Iliad Group SA	46,742	4,115,226
Ipsos SA	184,600	7,339,454
Laurent-Perrier Group	20,860	1,854,485
LeGuide.com SA (a)(d)	85,800	2,516,117
Maisons France Confort (d)	89,444	3,578,909
Meetic	187,600	5,330,284
Sartorius Stedim Biotech	53,700	2,266,973
SeLoger.com	198,800	7,850,911
Sopra Group SA	37,800	2,685,031
SR Teleperformance SA	97,900	2,480,504
TOTAL FRANCE		61,605,795
Germany - 10.2%
CENTROTEC Sustainable AG (a)	131,581	2,358,071
CTS Eventim AG	111,908	5,714,610
Delticom AG	131,200	6,693,776
Drillisch AG	679,100	4,072,368
ElringKlinger AG	184,000	4,946,213
Freenet AG	164,700	1,760,012
GFK AG	142,601	5,317,426
HeidelbergCement AG	119,666	6,027,332
KROMI Logistik AG (a)	118,100	1,277,583
Lanxess AG	121,885	5,853,153
Pfleiderer AG (a)	226,800	1,386,659
Rational AG (d)	17,901	2,935,074
SMA Solar Technology AG	31,200	3,857,030
Software AG (Bearer)	63,900	7,125,785
STRATEC Biomedical Systems AG	77,910	2,915,328
Tom Tailor Holding AG	204,300	2,929,018
United Internet AG	229,793	2,845,257
Wacker Chemie AG (d)	40,000	6,420,302
TOTAL GERMANY		74,434,997
Greece - 0.3%
Babis Vovos International Technical SA (a)	149,200	558,100
Jumbo SA	161,000	1,280,020
TOTAL GREECE		1,838,120
Common Stocks - continued
	Shares	Value
Hong Kong - 1.2%
Dah Sing Financial Holdings Ltd. (a)	98,800	$ 605,456
Galaxy Entertainment Group Ltd. (a)	1,498,000	997,060
I.T Ltd.	2,064,000	741,366
REXCAPITAL Financial Holdings Ltd.	3,875,000	339,234
Singamas Container Holdings Ltd. (a)	5,154,000	1,088,196
Techtronic Industries Co. Ltd.	3,251,000	2,682,834
Texwinca Holdings Ltd.	1,700,000	1,739,942
Tian An China Investments Co. Ltd.	669,000	436,669
TOTAL HONG KONG		8,630,757
Iceland - 0.8%
Ossur hf (a)	3,457,100	5,926,112
India - 0.1%
Educomp Solutions Ltd.	24,874	325,826
Geodesic Ltd.	256,340	486,872
The Jammu & Kashmir Bank Ltd.	13,403	223,027
TOTAL INDIA		1,035,725
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,191,500	603,219
PT Lippo Karawaci Tbk (a)	9,290,500	504,016
PT Mayora Indah Tbk	168,500	155,495
PT Media Nusantara Citra Tbk	9,392,500	315,185
TOTAL INDONESIA		1,577,915
Ireland - 0.8%
James Hardie Industries NV unit (a)	132,009	777,609
Kenmare Resources PLC (a)	14,887,700	3,093,858
Petroceltic International PLC (a)	11,142,200	1,616,477
Vimio PLC (a)	867,300	14
TOTAL IRELAND		5,487,958
Isle of Man - 1.3%
Exillon Energy PLC	1,511,200	4,147,791
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	5,590,003
TOTAL ISLE OF MAN		9,737,794
Italy - 0.8%
Seldovia Native Association, Inc. (SNAI) (a)(d)	324,790	1,276,295
Tod's SpA	60,255	4,590,275
TOTAL ITALY		5,866,570
Common Stocks - continued
	Shares	Value
Japan - 26.1%
ABC-Mart, Inc.	50,700	$ 1,648,447
Air Water, Inc.	122,000	1,326,931
Aozora Bank Ltd.	1,239,000	1,648,655
AQ Interactive, Inc. (d)	705	1,331,281
ARCS Co. Ltd.	133,600	1,794,731
Arnest One Corp.	44,100	495,981
Asahi Co. Ltd. (d)	58,000	862,366
Asahi Intecc Co. Ltd.	203,400	3,530,228
ASKUL Corp.	96,000	1,883,899
Bank of Kyoto Ltd.	231,000	1,927,116
Cellseed, Inc.	11,700	163,671
Central Glass Co. Ltd.	380,000	1,472,953
Chiba Bank Ltd.	325,000	1,985,537
Chiyoda Corp.	297,000	2,137,507
CMIC Co. Ltd.	3,350	982,227
Cosmos Pharmaceutical Corp.	27,200	685,468
Create SD Holdings Co. Ltd.	48,200	1,021,165
Credit Saison Co. Ltd.	173,200	2,200,447
Culture Convenience Club Co. Ltd. (d)	211,800	894,498
CyberAgent, Inc. (d)	1,049	1,541,487
Dai-ichi Seiko Co. Ltd. (d)	48,500	2,031,472
Daicel Chemical Industries Ltd.	425,000	3,009,546
Daihen Corp.	373,000	1,588,244
Digital Garage, Inc.	927	1,362,210
Don Quijote Co. Ltd.	95,100	2,475,846
Ebara Corp. (a)	429,000	1,633,104
EPS Co. Ltd.	742	1,927,440
Exedy Corp.	147,000	4,252,242
Ferrotec Corp.	145,900	1,502,470
FreeBit Co., Ltd. (d)	358	1,067,062
Fuji Oil Co. Ltd.	168,800	2,492,205
Fujikura Ltd.	186,000	873,775
Furukawa Electric Co. Ltd.	214,000	950,836
Furuya Metal Co. Ltd. (d)	33,400	2,005,739
Glory Ltd.	25,900	602,660
GREE, Inc. (d)	46,500	3,814,695
Hoshizaki Electric Co. Ltd. (d)	62,400	1,094,572
Ibiden Co. Ltd.	97,300	2,905,771
Isetan Mitsukoshi Holdings Ltd.	124,000	1,170,772
Itochu Corp.	196,600	1,533,218
Japan Steel Works Ltd.	110,000	1,061,498
JP-Holdings, Inc.	73,700	1,351,629
Common Stocks - continued
	Shares	Value
Japan - continued
JTEKT Corp.	159,200	$ 1,545,488
Kandenko Co. Ltd.	226,000	1,341,487
Kenedix Realty Investment Corp.	573	1,881,601
Kimoto Co. Ltd. (d)	228,600	1,224,666
KOMERI Co. Ltd.	66,600	1,568,192
Kuraray Co. Ltd.	283,500	3,555,846
Maeda Corp.	319,000	852,635
Makino Milling Machine Co. Ltd. (a)	244,000	1,468,094
Marui Group Co. Ltd.	175,800	1,232,685
Maruwa Ceramic Co. Ltd.	59,500	1,371,409
McDonald's Holdings Co. (Japan) Ltd.	106,200	2,374,063
Meiko Electronics Co. Ltd.	96,300	1,949,957
Message Co. Ltd.	1,094	2,525,346
Micronics Japan Co. Ltd.	60,500	784,032
Minebea Ltd.	517,000	2,853,445
Mitsubishi UFJ Lease & Finance Co. Ltd.	85,010	2,990,227
Mitsumi Electric Co. Ltd.	104,800	1,751,012
mixi, Inc. (d)	355	1,893,607
Nabtesco Corp.	226,000	3,577,298
NHK Spring Co. Ltd.	244,000	2,241,666
Nichi-iko Pharmaceutical Co. Ltd.	41,100	1,481,360
Nichicon Corp. (d)	165,500	2,144,750
Nihon M&A Center, Inc. (d)	426	1,359,454
Nippon Ceramic Co. Ltd.	27,700	395,829
Nippon Denko Co. Ltd.	138,000	820,735
Nippon Electric Glass Co. Ltd.	45,000	573,272
Nippon Shinyaku Co. Ltd.	83,000	1,017,032
Nippon Signal Co. Ltd.	203,000	1,524,408
Nomura Real Estate Residential Fund, Inc.	400	1,601,388
NTT Urban Development Co.	1,414	1,146,907
Osaka Securities Exchange Co. Ltd.	222	1,104,542
OSAKA Titanium technologies Co. Ltd.	3,300	141,279
Otsuka Corp.	42,900	2,799,607
Pigeon Corp.	40,400	1,488,852
Riso Kagaku Corp.	126,300	1,196,872
Rohto Pharmaceutical Co. Ltd.	224,000	2,749,945
Sanken Electric Co. Ltd. (a)	138,000	541,302
Sankyu, Inc.	264,000	1,114,955
Santen Pharmaceutical Co. Ltd.	87,200	2,917,933
Sawada Holdings Co. Ltd. (a)	192,000	975,273
Sekisui Chemical Co. Ltd.	303,000	2,054,475
Shimadzu Corp.	386,000	2,956,691
Common Stocks - continued
	Shares	Value
Japan - continued
Shimamura Co. Ltd.	26,200	$ 2,373,688
Shin-Kobe Electric Machinery Co. Ltd. (d)	244,000	2,052,508
Shindengen Electric Co. Ltd. (a)	155,000	590,049
Shizuoka Gas Co. Ltd.	88,000	591,588
SHO-BOND Holdings Co. Ltd.	132,500	2,827,075
Simplex Technology, Inc. (d)	1,189	914,880
So-net M3, Inc. (d)	575	2,601,388
Sony Financial Holdings, Inc.	537	1,947,926
SRI Sports Ltd.	886	902,146
Stella Chemifa Corp.	16,200	641,065
Sumitomo Osaka Cement Co. Ltd.	566,000	1,060,943
Sumitomo Trust & Banking Co. Ltd.	450,000	2,504,484
Sysmex Corp. (d)	20,300	1,167,382
Taisho Pharmaceutical Co. Ltd.	75,000	1,457,911
Takata Corp.	92,600	1,831,107
Takeei Corp.	71,100	962,534
The Suruga Bank Ltd.	221,000	1,992,005
Toho Co. Ltd.	109,300	1,803,434
Tokyu Livable, Inc.	176,100	1,752,340
Toto Ltd.	342,000	2,330,784
Towa Corp. (a)(d)	243,300	1,827,037
Toyo Tanso Co. Ltd. (d)	42,500	2,146,514
Toyota Boshoku Corp.	37,100	586,388
Ube Industries Ltd.	864,000	2,159,375
Ulvac, Inc.	96,100	1,890,310
Yamatake Corp.	131,900	3,369,803
Yamato Kogyo Co. Ltd.	75,800	1,848,845
Yamazaki Baking Co. Ltd.	72,000	912,236
Yokohama Rubber Co. Ltd.	322,000	1,721,307
TOTAL JAPAN		190,098,270
Korea (South) - 1.1%
CJ Home Shopping (a)	10,059	986,551
Daou Technology, Inc.	197,150	1,225,155
Hyosung Corp.	6,493	450,708
Interpark Corp. (a)	75,279	288,323
Jusung Engineering Co. Ltd. (a)	43,990	807,088
KC Tech Co. Ltd.	126,140	607,903
Lock & Lock Co. Ltd.	19,170	561,607
MNTECH Co. Ltd.	76,840	688,653
NCsoft Corp.	2,221	353,031
Power Logics Co. Ltd. (a)	41,248	272,371
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sodiff Advanced Materials Co. Ltd.	3,940	$ 372,763
The Basic House Co. Ltd. (a)	96,550	1,220,395
TK Corp. (a)	17,649	342,460
TOTAL KOREA (SOUTH)		8,177,008
Luxembourg - 0.4%
GlobeOp Financial Services SA	594,385	2,656,865
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	787,548
Masterskill Education Group Bhd	478,400	637,115
Top Glove Corp. Bhd	113,400	236,506
TOTAL MALAYSIA		1,661,169
Netherlands - 1.9%
Gemalto NV	190,440	7,818,614
SMARTRAC NV (a)	104,600	1,993,832
Wavin NV (a)	273,912	3,927,035
TOTAL NETHERLANDS		13,739,481
Norway - 2.1%
Aker Solutions ASA	206,500	2,677,513
IMAREX NOS ASA (a)	142,100	1,169,836
Renewable Energy Corp. ASA (a)(d)	1,111,942	3,061,113
Schibsted ASA (B Shares)	275,400	6,166,856
Sevan Marine ASA (a)(d)	2,000,000	2,033,424
TOTAL NORWAY		15,108,742
Papua New Guinea - 0.1%
Lihir Gold Ltd.	127,700	474,628
Philippines - 0.0%
Alliance Global Group, Inc.	2,595,000	327,759
Singapore - 1.6%
CSE Global Ltd.	1,005,000	709,464
Goodpack Ltd.	1,673,000	2,079,101
Hyflux Ltd.	440,000	1,045,077
Oceanus Group Ltd. (a)	2,071,000	472,101
Pertama Holdings Ltd. (e)	21,516,000	5,933,157
Raffles Medical Group Ltd.	431,000	621,193
Yanlord Land Group Ltd.	521,000	712,597
TOTAL SINGAPORE		11,572,690
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Blue Label Telecoms Ltd. (a)	4,787,200	$ 2,946,757
Spain - 0.3%
Obrascon Huarte Lain SA	73,400	1,920,014
Sweden - 1.4%
Elekta AB (B Shares)	252,800	7,330,430
Modern Times Group MTG AB (B Shares)	44,100	2,765,262
XCounter AB (a)	1,108,000	86,889
TOTAL SWEDEN		10,182,581
Switzerland - 1.5%
Bank Sarasin & Co. Ltd. Series B (Reg.)	18,166	673,235
Basilea Pharmaceutica AG (a)	9,770	534,205
Lonza Group AG	46,363	3,601,139
Panalpina Welttransport Holding AG (a)	26,080	2,352,471
VZ Holding AG (d)	42,690	3,494,141
TOTAL SWITZERLAND		10,655,191
Thailand - 0.1%
Asian Property Development PCL (For. Reg.)	1,836,200	352,023
BEC World PCL (For. Reg.)	337,000	312,616
Total Access Communication PCL unit	185,900	271,607
TOTAL THAILAND		936,246
United Kingdom - 17.4%
Abcam PLC	246,700	5,881,249
Antisoma PLC (a)(d)	2,397,700	199,309
Ashmore Group PLC	1,109,700	4,913,300
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	3,923,800	2,353,939
Avanti Communications Group PLC (a)	661,500	4,876,234
Aveva Group PLC	188,500	3,932,057
Blinkx PLC (a)(d)	3,062,000	2,773,410
Bond International Software PLC	617,066	474,225
Borders & Southern Petroleum PLC (a)	698,500	766,869
Cadogan Petroleum PLC (a)	1,406,300	363,931
Centurion Electronics PLC (a)(e)	748,299	12
Ceres Power Holdings PLC (a)(d)	406,200	503,296
China Goldmines PLC (a)	669,353	220,461
Connaught PLC	1,195,700	667,995
Conygar Investment Co. PLC (a)	2,333,700	4,090,246
Cove Energy PLC (a)	2,629,300	2,824,799
CPP Group PLC	29,575	111,418
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Craneware PLC	877,400	$ 5,435,651
Datacash Group PLC	1,241,380	4,770,102
DTZ Holdings PLC (a)	1,804,400	1,634,337
Eaga PLC	245,794	408,634
EMIS Group PLC (a)	376,245	1,942,913
European Nickel PLC (a)	2,276,950	767,801
Faroe Petroleum PLC (a)	458,447	1,202,575
GoIndustry-DoveBid PLC (a)	22,589	26,217
Hays PLC	2,007,843	2,843,638
Icap PLC	252,000	1,584,900
Ideal Shopping Direct PLC (a)	234,592	597,893
IG Group Holdings PLC	1,264,300	9,395,110
Inchcape PLC (a)	778,720	3,648,156
Jubilee Platinum PLC (a)	2,729,847	1,198,818
Keronite PLC (a)(i)	13,620,267	106,810
Monitise PLC (a)	4,154,500	1,417,212
Mothercare PLC	501,800	4,108,261
NCC Group Ltd.	228,315	1,523,670
Northgate PLC (a)	493,500	1,424,170
Ocado Group PLC (a)	1,125,700	2,948,465
Pureprofile Media PLC (a)(i)	1,108,572	434,671
Redhall Group PLC	519,600	1,116,469
Regenersis PLC (a)	1,367,300	755,927
Rockhopper Exploration PLC (a)	312,600	1,514,971
Royalblue Group PLC	197,842	4,539,622
Salamander Energy PLC (a)	697,200	2,628,746
SDL PLC (a)	691,862	5,837,926
SIG PLC (a)	1,479,300	2,347,976
Silverdell PLC (a)	4,958,000	622,090
Sinclair Pharma PLC (a)	3,003,544	1,295,459
Sphere Medical Holding PLC (a)(i)	555,599	1,481,383
SR Pharma PLC (a)	5,388,700	470,756
Sthree PLC	541,709	2,221,747
Synergy Health PLC	274,953	2,878,502
Ted Baker PLC	293,100	2,452,489
TMO Biotec (a)(i)	1,000,000	392,100
Travis Perkins PLC (a)	248,700	3,290,165
Valiant Petroleum PLC (a)	156,200	1,678,141
Wellstream Holdings PLC	434,600	3,418,358
Xchanging PLC	1,521,100	4,771,386
Zenergy Power PLC (a)	855,520	872,168
TOTAL UNITED KINGDOM		126,959,140
Common Stocks - continued
	Shares	Value
United States of America - 0.5%
CTC Media, Inc. (d)	183,400	$ 3,306,702
Mudalla Technology, Inc. (a)	996,527	16
Sohu.com, Inc. (a)	5,400	253,908
XL TechGroup, Inc. (a)	1,329,250	21
TOTAL UNITED STATES OF AMERICA		3,560,647
TOTAL COMMON STOCKS (Cost $712,643,105)		704,755,838
Investment Companies - 0.0%

Bailiwick of Guernsey - 0.0%
Brookwell Ltd. Class A (e) (Cost $621,868)	213,047	175,425
Government Obligations - 0.1%
Principal Amount
Germany - 0.1%
German Federal Republic 0.3042% to 0.3245% 9/29/10 (h) (Cost $707,489)	EUR	550,000	716,534
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	23,367,650	23,367,650
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	26,656,706	26,656,706
TOTAL MONEY MARKET FUNDS (Cost $50,024,356)		50,024,356
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $763,996,818)		755,672,153
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(27,650,699)
NET ASSETS - 100%		$ 728,021,454
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
119 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2010	$ 4,257,458	$ 66,296

Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,265,186 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $716,534.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,282,535 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 724,601	$ -	$ 175,425
Centurion Electronics PLC	12	-	-	-	12
Pertama Holdings Ltd.	-	5,470,243	45,460	-	5,933,157
Total	$ 1,078,618	$ 5,470,243	$ 770,061	$ -	$ 6,108,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,495
Fidelity Securities Lending Cash Central Fund	650,870
Total	$ 686,365
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 190,098,270	$ 190,098,270	$ -	$ -
United Kingdom	126,959,140	124,544,159	-	2,414,981
Germany	74,434,997	74,434,997	-	-
France	61,605,795	59,821,924	1,783,871	-
Australia	50,151,617	50,151,617	-	-
Bermuda	16,355,644	16,355,644	-	-
Norway	15,108,742	15,108,742	-	-
Cayman Islands	14,550,174	13,980,374	-	569,800
Netherlands	13,739,481	13,739,481	-	-
Canada	12,301,917	12,301,861	-	56
British Virgin Islands	8,076,517	7,998,743	-	77,774
Cyprus	7,074,898	2,207,398	-	4,867,500
Ireland	5,487,958	5,487,944	-	14
United States of America	3,560,647	3,560,610	-	37
Other	105,250,041	104,775,413	474,628	-
Investment Companies	175,425	175,425	-	-
Government Obligations	716,534	-	716,534	-
Money Market Funds	50,024,356	50,024,356	-	-
Total Investments in Securities:	$ 755,672,153	$ 744,766,958	$ 2,975,033	$ 7,930,162
Derivative Instruments:
Assets
Futures Contracts	$ 66,296	$ 66,296	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Cyprus
Beginning Balance	$ 4,030,290
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	837,210
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,867,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 837,210
Equities - United Kingdom
Beginning Balance	$ 3,323,654
Total Realized Gain (Loss)	(2,360,190)
Total Unrealized Gain (Loss)	2,283,644
Cost of Purchases	351,644
Proceeds of Sales	(20,851)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,162,920)
Ending Balance	$ 2,414,981
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (76,507)
Equities - Cayman Islands
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(314,958)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	884,758
Transfers out of Level 3	-
Ending Balance	$ 569,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (314,958)
Equities - British Virgin Islands
Beginning Balance	$ 952,217
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(874,443)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 77,774
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (874,443)
Equities - Canada
Beginning Balance	$ 62
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 56
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (6)
Equities - United States of America
Beginning Balance	$ 38
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	64,885
Cost of Purchases	-
Proceeds of Sales	(64,886)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 64,885
Equities - Ireland
Beginning Balance	$ 14
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 14
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -
Equities - Bermuda
Beginning Balance	$ 9,830
Total Realized Gain (Loss)	(1,060,462)
Total Unrealized Gain (Loss)	1,105,453
Cost of Purchases	-
Proceeds of Sales	(54,821)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -
Equities - Australia
Beginning Balance	$ 135
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(135)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $775,579,379. Net unrealized depreciation aggregated $19,907,226, of which $110,014,114 related to appreciated investment securities and $129,921,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap
Opportunities Fund

July 31, 2010

1..834743.104

ILS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 1.1%
MAp Group unit	1,365,958	$ 3,658,522
OZ Minerals Ltd. (a)	812,654	904,456
TOTAL AUSTRALIA		4,562,978
Austria - 0.8%
Andritz AG	50,600	3,173,820
Bailiwick of Guernsey - 0.4%
Resolution Ltd. (d)	53,348	199,388
Resolution Ltd. rights 8/5/10 (a)	906,925	1,237,506
TOTAL BAILIWICK OF GUERNSEY		1,436,894
Bailiwick of Jersey - 1.9%
Informa PLC	875,236	5,386,554
Randgold Resources Ltd. sponsored ADR	24,600	2,211,048
TOTAL BAILIWICK OF JERSEY		7,597,602
Belgium - 1.3%
Gimv NV	39,800	1,960,812
Umicore SA	100,474	3,389,058
TOTAL BELGIUM		5,349,870
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	341,589	1,465,071
Great Eagle Holdings Ltd.	857,000	2,228,696
Seadrill Ltd.	34,398	798,571
Trinity Ltd.	2,904,000	1,865,589
TOTAL BERMUDA		6,357,927
Brazil - 4.5%
Banco ABC Brasil SA	560,300	4,432,057
BR Malls Participacoes SA	103,300	1,553,171
Braskem SA Class A sponsored ADR (d)	349,400	5,338,832
Fibria Celulose SA sponsored ADR (a)(d)	101,936	1,600,395
Iguatemi Empresa de Shopping Centers SA	73,800	1,467,187
MRV Engenharia e Participacoes SA	152,500	1,374,538
Multiplan Empreendimentos Imobiliarios SA	53,800	1,018,789
Odontoprev SA	116,500	1,096,432
TOTAL BRAZIL		17,881,401
Canada - 5.3%
Agnico-Eagle Mines Ltd. (Canada)	27,100	1,514,036
Eldorado Gold Corp.	110,600	1,796,799
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,990	3,182,942
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	50,400	$ 5,436,405
Open Text Corp. (a)	43,500	1,721,888
Pan American Silver Corp.	39,500	906,920
Petrobank Energy & Resources Ltd. (a)	138,800	5,718,352
Quadra FNX Mining Ltd. (a)	76,400	925,317
TOTAL CANADA		21,202,659
Cayman Islands - 1.0%
China Lilang Ltd. (d)	1,548,000	1,711,918
Vantage Drilling Co. (a)	725,331	964,690
Wynn Macau Ltd. (d)	762,000	1,296,896
TOTAL CAYMAN ISLANDS		3,973,504
China - 0.1%
China Hongxing Sports Ltd.	4,264,000	486,006
China Nepstar Chain Drugstore Ltd. ADR	31,900	96,338
TOTAL CHINA		582,344
Denmark - 0.5%
William Demant Holding AS (a)	28,533	2,091,189
Finland - 2.6%
Metso Corp.	61,500	2,425,521
Nokian Tyres PLC (d)	108,400	3,041,826
Outotec OYJ (d)	134,800	4,773,540
TOTAL FINLAND		10,240,887
France - 3.4%
Audika SA	120,384	3,163,154
Laurent-Perrier Group	25,463	2,263,699
Remy Cointreau SA (d)	46,516	2,542,681
Saft Groupe SA	114,419	3,922,812
Virbac SA	13,000	1,567,278
TOTAL FRANCE		13,459,624
Germany - 2.8%
Bilfinger Berger AG	44,776	2,556,407
Colonia Real Estate AG (a)	288,695	1,614,201
CTS Eventim AG	42,569	2,173,797
Fielmann AG	26,537	2,097,010
Software AG (Bearer)	24,227	2,701,665
TOTAL GERMANY		11,143,080
Common Stocks - continued
	Shares	Value
Greece - 0.6%
Terna Energy SA	483,751	$ 2,383,278
India - 0.5%
Jyothy Laboratories Ltd.	351,322	2,148,377
Ireland - 0.8%
James Hardie Industries NV sponsored ADR (a)	106,575	3,117,319
Israel - 0.4%
Partner Communications Co. Ltd. ADR	86,058	1,424,260
Italy - 2.3%
Azimut Holdings SpA	608,773	6,101,587
Interpump Group SpA (a)	535,858	2,898,404
TOTAL ITALY		8,999,991
Japan - 22.3%
Aozora Bank Ltd.	1,335,000	1,776,396
Asahi Co. Ltd. (d)	60,700	902,511
Autobacs Seven Co. Ltd.	102,200	3,801,828
Daikoku Denki Co. Ltd.	142,100	1,943,445
Daikokutenbussan Co. Ltd.	103,800	3,194,770
FCC Co. Ltd.	111,000	2,150,003
Fukuoka (REIT) Investment Fund	387	2,444,918
GCA Savvian Group Corp. (a)	1,553	1,581,302
Glory Ltd.	56,400	1,312,356
Goldcrest Co. Ltd.	47,150	963,458
Gunma Bank Ltd.	389,000	2,088,470
Japan Steel Works Ltd.	214,000	2,065,097
Kamigumi Co. Ltd.	246,000	1,929,858
Kobayashi Pharmaceutical Co. Ltd.	135,700	5,723,188
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,093,596
Meiko Network Japan Co. Ltd.	120,500	856,083
Miraial Co. Ltd.	29,600	798,010
MS&AD Insurance Group Holdings, Inc.	34,660	770,400
Nabtesco Corp.	187,000	2,959,977
Nachi-Fujikoshi Corp.	843,000	2,506,809
Nagaileben Co. Ltd.	37,900	925,738
Nihon Parkerizing Co. Ltd.	162,000	2,084,397
Nippon Seiki Co. Ltd.	186,000	2,044,547
Nippon Thompson Co. Ltd.	767,000	5,067,480
Nitto Kohki Co. Ltd.	41,900	930,842
Obic Co. Ltd.	12,740	2,404,274
Osaka Securities Exchange Co. Ltd.	1,276	6,348,626
OSG Corp.	157,600	1,741,487
Common Stocks - continued
	Shares	Value
Japan - continued
SAZABY, Inc.	49,300	$ 741,568
SHO-BOND Holdings Co. Ltd.	111,700	2,383,278
Shoei Co. Ltd.	58,800	581,026
The Daishi Bank Ltd., Niigata	352,000	1,217,796
The Nippon Synthetic Chemical Industry Co. Ltd.	139,000	847,590
THK Co. Ltd.	105,700	2,087,705
Toho Holdings Co. Ltd.	138,600	2,071,984
Toridoll Corp.	505	924,397
Tsumura & Co.	75,000	2,255,424
Tsutsumi Jewelry Co. Ltd.	39,400	916,332
USS Co. Ltd.	88,540	6,659,066
Yamatake Corp.	78,000	1,992,757
Yamato Kogyo Co. Ltd.	158,700	3,870,866
TOTAL JAPAN		88,959,655
Korea (South) - 0.8%
NCsoft Corp.	5,672	901,573
NHN Corp. (a)	14,235	2,214,533
TOTAL KOREA (SOUTH)		3,116,106
Luxembourg - 0.3%
GlobeOp Financial Services SA	243,800	1,089,771
Netherlands - 2.9%
Aalberts Industries NV	192,200	2,864,512
ASM International NV unit (a)	170,800	4,345,152
Heijmans NV unit (a)	81,690	1,294,683
QIAGEN NV (a)	166,200	3,111,264
TOTAL NETHERLANDS		11,615,611
Norway - 0.3%
Sevan Marine ASA (a)	1,190,500	1,210,396
Papua New Guinea - 0.2%
Oil Search Ltd.	164,418	868,838
Philippines - 0.5%
Jollibee Food Corp.	1,270,500	2,162,850
Portugal - 0.4%
Jeronimo Martins SGPS SA	164,600	1,798,846
Singapore - 2.8%
Allgreen Properties Ltd.	2,765,000	2,378,888
Keppel Land Ltd.	321,000	953,629
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	974,000	$ 5,486,315
Wing Tai Holdings Ltd.	1,902,000	2,517,538
TOTAL SINGAPORE		11,336,370
South Africa - 3.1%
African Rainbow Minerals Ltd.	147,800	3,465,883
Clicks Group Ltd.	665,513	3,298,232
JSE Ltd.	232,281	2,260,937
Mr. Price Group Ltd.	475,900	3,294,105
TOTAL SOUTH AFRICA		12,319,157
Spain - 1.4%
Grifols SA (d)	80,332	895,505
Prosegur Compania de Seguridad SA (Reg.)	99,209	4,878,642
TOTAL SPAIN		5,774,147
Sweden - 1.0%
Intrum Justitia AB	166,800	1,918,038
Swedish Match Co.	80,600	1,903,893
TOTAL SWEDEN		3,821,931
Switzerland - 2.4%
Actelion Ltd. (a)	22,655	916,380
Bank Sarasin & Co. Ltd. Series B (Reg.)	141,200	5,232,893
Sonova Holding AG Class B	27,726	3,364,761
TOTAL SWITZERLAND		9,514,034
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	1,130,000	1,949,181
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	113,000	1,424,401
Asya Katilim Bankasi AS	1,266,000	3,158,071
Coca-Cola Icecek AS	230,000	2,395,674
Tupras-Turkiye Petrol Rafinerileri AS	37,800	858,920
TOTAL TURKEY		9,786,247
United Kingdom - 16.8%
AMEC PLC	135,700	1,858,022
Babcock International Group PLC	364,700	3,168,855
Begbies Traynor Group PLC	1,230,600	1,331,750
Bellway PLC	218,172	1,982,939
Britvic PLC	385,200	2,899,909
Cobham PLC	499,200	1,859,495
Dechra Pharmaceuticals PLC	173,400	1,128,636
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Derwent London PLC	76,900	$ 1,617,380
Great Portland Estates PLC	514,489	2,431,264
H&T Group PLC (d)	371,803	1,312,056
InterContinental Hotel Group PLC ADR	200,500	3,488,700
Johnson Matthey PLC	132,689	3,519,130
Meggitt PLC	715,316	3,356,730
Micro Focus International PLC	234,200	1,518,131
Mothercare PLC	323,401	2,647,699
Persimmon PLC (a)	266,563	1,476,231
Rotork PLC	76,300	1,807,001
Serco Group PLC	600,476	5,212,789
Shaftesbury PLC	441,732	2,771,250
Spectris PLC	204,487	2,900,889
Spirax-Sarco Engineering PLC	202,230	4,951,141
SSL International PLC	114,571	2,122,176
Ted Baker PLC	249,000	2,083,486
Ultra Electronics Holdings PLC	100,669	2,548,333
Unite Group PLC (a)	1,275,070	3,793,658
Victrex PLC	176,582	3,378,805
TOTAL UNITED KINGDOM		67,166,455
United States of America - 9.3%
Advanced Energy Industries, Inc. (a)	145,119	2,555,546
Autoliv, Inc.	80,600	4,629,664
Cymer, Inc. (a)	65,600	2,183,168
Dril-Quip, Inc. (a)	33,100	1,730,468
Evercore Partners, Inc. Class A	42,700	1,002,596
ION Geophysical Corp. (a)	411,089	1,804,681
Juniper Networks, Inc. (a)	108,200	3,005,796
Kansas City Southern (a)	84,300	3,093,810
Lam Research Corp. (a)	20,503	865,022
Martin Marietta Materials, Inc. (d)	21,900	1,870,260
Mohawk Industries, Inc. (a)(d)	86,000	4,207,980
PriceSmart, Inc.	236,296	6,616,288
ResMed, Inc. (a)	41,800	2,745,842
Solutia, Inc. (a)	66,156	933,461
TOTAL UNITED STATES OF AMERICA		37,244,582
TOTAL COMMON STOCKS (Cost $325,571,835)		394,912,000
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	11,170,732	$ 11,170,732
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	15,622,950	15,622,950
TOTAL MONEY MARKET FUNDS (Cost $26,793,682)		26,793,682
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $352,365,517)		421,705,682
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(22,386,365)
NET ASSETS - 100%		$ 399,319,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,393
Fidelity Securities Lending Cash Central Fund	228,360
Total	$ 236,753
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $355,267,563. Net unrealized appreciation aggregated $66,438,119, of which $79,973,705 related to appreciated investment securities and $13,535,586 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.104

AILS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 1.1%
MAp Group unit	1,365,958	$ 3,658,522
OZ Minerals Ltd. (a)	812,654	904,456
TOTAL AUSTRALIA		4,562,978
Austria - 0.8%
Andritz AG	50,600	3,173,820
Bailiwick of Guernsey - 0.4%
Resolution Ltd. (d)	53,348	199,388
Resolution Ltd. rights 8/5/10 (a)	906,925	1,237,506
TOTAL BAILIWICK OF GUERNSEY		1,436,894
Bailiwick of Jersey - 1.9%
Informa PLC	875,236	5,386,554
Randgold Resources Ltd. sponsored ADR	24,600	2,211,048
TOTAL BAILIWICK OF JERSEY		7,597,602
Belgium - 1.3%
Gimv NV	39,800	1,960,812
Umicore SA	100,474	3,389,058
TOTAL BELGIUM		5,349,870
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	341,589	1,465,071
Great Eagle Holdings Ltd.	857,000	2,228,696
Seadrill Ltd.	34,398	798,571
Trinity Ltd.	2,904,000	1,865,589
TOTAL BERMUDA		6,357,927
Brazil - 4.5%
Banco ABC Brasil SA	560,300	4,432,057
BR Malls Participacoes SA	103,300	1,553,171
Braskem SA Class A sponsored ADR (d)	349,400	5,338,832
Fibria Celulose SA sponsored ADR (a)(d)	101,936	1,600,395
Iguatemi Empresa de Shopping Centers SA	73,800	1,467,187
MRV Engenharia e Participacoes SA	152,500	1,374,538
Multiplan Empreendimentos Imobiliarios SA	53,800	1,018,789
Odontoprev SA	116,500	1,096,432
TOTAL BRAZIL		17,881,401
Canada - 5.3%
Agnico-Eagle Mines Ltd. (Canada)	27,100	1,514,036
Eldorado Gold Corp.	110,600	1,796,799
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,990	3,182,942
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	50,400	$ 5,436,405
Open Text Corp. (a)	43,500	1,721,888
Pan American Silver Corp.	39,500	906,920
Petrobank Energy & Resources Ltd. (a)	138,800	5,718,352
Quadra FNX Mining Ltd. (a)	76,400	925,317
TOTAL CANADA		21,202,659
Cayman Islands - 1.0%
China Lilang Ltd. (d)	1,548,000	1,711,918
Vantage Drilling Co. (a)	725,331	964,690
Wynn Macau Ltd. (d)	762,000	1,296,896
TOTAL CAYMAN ISLANDS		3,973,504
China - 0.1%
China Hongxing Sports Ltd.	4,264,000	486,006
China Nepstar Chain Drugstore Ltd. ADR	31,900	96,338
TOTAL CHINA		582,344
Denmark - 0.5%
William Demant Holding AS (a)	28,533	2,091,189
Finland - 2.6%
Metso Corp.	61,500	2,425,521
Nokian Tyres PLC (d)	108,400	3,041,826
Outotec OYJ (d)	134,800	4,773,540
TOTAL FINLAND		10,240,887
France - 3.4%
Audika SA	120,384	3,163,154
Laurent-Perrier Group	25,463	2,263,699
Remy Cointreau SA (d)	46,516	2,542,681
Saft Groupe SA	114,419	3,922,812
Virbac SA	13,000	1,567,278
TOTAL FRANCE		13,459,624
Germany - 2.8%
Bilfinger Berger AG	44,776	2,556,407
Colonia Real Estate AG (a)	288,695	1,614,201
CTS Eventim AG	42,569	2,173,797
Fielmann AG	26,537	2,097,010
Software AG (Bearer)	24,227	2,701,665
TOTAL GERMANY		11,143,080
Common Stocks - continued
	Shares	Value
Greece - 0.6%
Terna Energy SA	483,751	$ 2,383,278
India - 0.5%
Jyothy Laboratories Ltd.	351,322	2,148,377
Ireland - 0.8%
James Hardie Industries NV sponsored ADR (a)	106,575	3,117,319
Israel - 0.4%
Partner Communications Co. Ltd. ADR	86,058	1,424,260
Italy - 2.3%
Azimut Holdings SpA	608,773	6,101,587
Interpump Group SpA (a)	535,858	2,898,404
TOTAL ITALY		8,999,991
Japan - 22.3%
Aozora Bank Ltd.	1,335,000	1,776,396
Asahi Co. Ltd. (d)	60,700	902,511
Autobacs Seven Co. Ltd.	102,200	3,801,828
Daikoku Denki Co. Ltd.	142,100	1,943,445
Daikokutenbussan Co. Ltd.	103,800	3,194,770
FCC Co. Ltd.	111,000	2,150,003
Fukuoka (REIT) Investment Fund	387	2,444,918
GCA Savvian Group Corp. (a)	1,553	1,581,302
Glory Ltd.	56,400	1,312,356
Goldcrest Co. Ltd.	47,150	963,458
Gunma Bank Ltd.	389,000	2,088,470
Japan Steel Works Ltd.	214,000	2,065,097
Kamigumi Co. Ltd.	246,000	1,929,858
Kobayashi Pharmaceutical Co. Ltd.	135,700	5,723,188
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,093,596
Meiko Network Japan Co. Ltd.	120,500	856,083
Miraial Co. Ltd.	29,600	798,010
MS&AD Insurance Group Holdings, Inc.	34,660	770,400
Nabtesco Corp.	187,000	2,959,977
Nachi-Fujikoshi Corp.	843,000	2,506,809
Nagaileben Co. Ltd.	37,900	925,738
Nihon Parkerizing Co. Ltd.	162,000	2,084,397
Nippon Seiki Co. Ltd.	186,000	2,044,547
Nippon Thompson Co. Ltd.	767,000	5,067,480
Nitto Kohki Co. Ltd.	41,900	930,842
Obic Co. Ltd.	12,740	2,404,274
Osaka Securities Exchange Co. Ltd.	1,276	6,348,626
OSG Corp.	157,600	1,741,487
Common Stocks - continued
	Shares	Value
Japan - continued
SAZABY, Inc.	49,300	$ 741,568
SHO-BOND Holdings Co. Ltd.	111,700	2,383,278
Shoei Co. Ltd.	58,800	581,026
The Daishi Bank Ltd., Niigata	352,000	1,217,796
The Nippon Synthetic Chemical Industry Co. Ltd.	139,000	847,590
THK Co. Ltd.	105,700	2,087,705
Toho Holdings Co. Ltd.	138,600	2,071,984
Toridoll Corp.	505	924,397
Tsumura & Co.	75,000	2,255,424
Tsutsumi Jewelry Co. Ltd.	39,400	916,332
USS Co. Ltd.	88,540	6,659,066
Yamatake Corp.	78,000	1,992,757
Yamato Kogyo Co. Ltd.	158,700	3,870,866
TOTAL JAPAN		88,959,655
Korea (South) - 0.8%
NCsoft Corp.	5,672	901,573
NHN Corp. (a)	14,235	2,214,533
TOTAL KOREA (SOUTH)		3,116,106
Luxembourg - 0.3%
GlobeOp Financial Services SA	243,800	1,089,771
Netherlands - 2.9%
Aalberts Industries NV	192,200	2,864,512
ASM International NV unit (a)	170,800	4,345,152
Heijmans NV unit (a)	81,690	1,294,683
QIAGEN NV (a)	166,200	3,111,264
TOTAL NETHERLANDS		11,615,611
Norway - 0.3%
Sevan Marine ASA (a)	1,190,500	1,210,396
Papua New Guinea - 0.2%
Oil Search Ltd.	164,418	868,838
Philippines - 0.5%
Jollibee Food Corp.	1,270,500	2,162,850
Portugal - 0.4%
Jeronimo Martins SGPS SA	164,600	1,798,846
Singapore - 2.8%
Allgreen Properties Ltd.	2,765,000	2,378,888
Keppel Land Ltd.	321,000	953,629
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	974,000	$ 5,486,315
Wing Tai Holdings Ltd.	1,902,000	2,517,538
TOTAL SINGAPORE		11,336,370
South Africa - 3.1%
African Rainbow Minerals Ltd.	147,800	3,465,883
Clicks Group Ltd.	665,513	3,298,232
JSE Ltd.	232,281	2,260,937
Mr. Price Group Ltd.	475,900	3,294,105
TOTAL SOUTH AFRICA		12,319,157
Spain - 1.4%
Grifols SA (d)	80,332	895,505
Prosegur Compania de Seguridad SA (Reg.)	99,209	4,878,642
TOTAL SPAIN		5,774,147
Sweden - 1.0%
Intrum Justitia AB	166,800	1,918,038
Swedish Match Co.	80,600	1,903,893
TOTAL SWEDEN		3,821,931
Switzerland - 2.4%
Actelion Ltd. (a)	22,655	916,380
Bank Sarasin & Co. Ltd. Series B (Reg.)	141,200	5,232,893
Sonova Holding AG Class B	27,726	3,364,761
TOTAL SWITZERLAND		9,514,034
Turkey - 2.5%
Albaraka Turk Katilim Bankasi AS	1,130,000	1,949,181
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	113,000	1,424,401
Asya Katilim Bankasi AS	1,266,000	3,158,071
Coca-Cola Icecek AS	230,000	2,395,674
Tupras-Turkiye Petrol Rafinerileri AS	37,800	858,920
TOTAL TURKEY		9,786,247
United Kingdom - 16.8%
AMEC PLC	135,700	1,858,022
Babcock International Group PLC	364,700	3,168,855
Begbies Traynor Group PLC	1,230,600	1,331,750
Bellway PLC	218,172	1,982,939
Britvic PLC	385,200	2,899,909
Cobham PLC	499,200	1,859,495
Dechra Pharmaceuticals PLC	173,400	1,128,636
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Derwent London PLC	76,900	$ 1,617,380
Great Portland Estates PLC	514,489	2,431,264
H&T Group PLC (d)	371,803	1,312,056
InterContinental Hotel Group PLC ADR	200,500	3,488,700
Johnson Matthey PLC	132,689	3,519,130
Meggitt PLC	715,316	3,356,730
Micro Focus International PLC	234,200	1,518,131
Mothercare PLC	323,401	2,647,699
Persimmon PLC (a)	266,563	1,476,231
Rotork PLC	76,300	1,807,001
Serco Group PLC	600,476	5,212,789
Shaftesbury PLC	441,732	2,771,250
Spectris PLC	204,487	2,900,889
Spirax-Sarco Engineering PLC	202,230	4,951,141
SSL International PLC	114,571	2,122,176
Ted Baker PLC	249,000	2,083,486
Ultra Electronics Holdings PLC	100,669	2,548,333
Unite Group PLC (a)	1,275,070	3,793,658
Victrex PLC	176,582	3,378,805
TOTAL UNITED KINGDOM		67,166,455
United States of America - 9.3%
Advanced Energy Industries, Inc. (a)	145,119	2,555,546
Autoliv, Inc.	80,600	4,629,664
Cymer, Inc. (a)	65,600	2,183,168
Dril-Quip, Inc. (a)	33,100	1,730,468
Evercore Partners, Inc. Class A	42,700	1,002,596
ION Geophysical Corp. (a)	411,089	1,804,681
Juniper Networks, Inc. (a)	108,200	3,005,796
Kansas City Southern (a)	84,300	3,093,810
Lam Research Corp. (a)	20,503	865,022
Martin Marietta Materials, Inc. (d)	21,900	1,870,260
Mohawk Industries, Inc. (a)(d)	86,000	4,207,980
PriceSmart, Inc.	236,296	6,616,288
ResMed, Inc. (a)	41,800	2,745,842
Solutia, Inc. (a)	66,156	933,461
TOTAL UNITED STATES OF AMERICA		37,244,582
TOTAL COMMON STOCKS (Cost $325,571,835)		394,912,000
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	11,170,732	$ 11,170,732
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	15,622,950	15,622,950
TOTAL MONEY MARKET FUNDS (Cost $26,793,682)		26,793,682
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $352,365,517)		421,705,682
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(22,386,365)
NET ASSETS - 100%		$ 399,319,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,393
Fidelity Securities Lending Cash Central Fund	228,360
Total	$ 236,753
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $355,267,563. Net unrealized appreciation aggregated $66,438,119, of which $79,973,705 related to appreciated investment securities and $13,535,586 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Value Fund

July 31, 2010

1.834741.104

FIV-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.0%
Intoll Group unit	308,738	$ 410,662
Macquarie Group Ltd.	49,337	1,660,704
MAp Group unit	194,275	520,338
Wesfarmers Ltd.	29,540	831,013
Westfield Group unit	127,286	1,406,284
TOTAL AUSTRALIA		4,829,001
Bailiwick of Jersey - 1.4%
Informa PLC	137,294	844,962
United Business Media Ltd.	108,900	940,247
WPP PLC	54,427	578,493
TOTAL BAILIWICK OF JERSEY		2,363,702
Bermuda - 1.3%
Seadrill Ltd. (d)	73,100	1,697,061
VimpelCom Ltd. ADR (a)	30,100	490,931
TOTAL BERMUDA		2,187,992
Brazil - 2.0%
Banco Do Brasil SA	53,138	918,621
Banco Santander (Brasil) SA ADR	54,400	724,608
Cyrela Brazil Realty SA	39,300	550,446
Itau Unibanco Banco Multiplo SA:
ADR	12,933	289,570
ADR (e)	9,400	210,466
Vivo Participacoes SA sponsored ADR	21,100	564,214
TOTAL BRAZIL		3,257,925
Canada - 2.6%
Open Text Corp. (a)	8,000	316,669
Petrobank Energy & Resources Ltd. (a)	20,700	852,809
Power Corp. of Canada (sub. vtg.)	20,500	532,468
Suncor Energy, Inc.	24,900	820,916
Toronto-Dominion Bank	24,000	1,708,099
TOTAL CANADA		4,230,961
Cayman Islands - 0.8%
China High Speed Transmission Equipment Group Co. Ltd.	179,000	409,275
Hengdeli Holdings Ltd.	1,780,000	815,809
TOTAL CAYMAN ISLANDS		1,225,084
China - 1.3%
China Merchants Bank Co. Ltd. (H Shares)	366,572	979,256
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	$ 750,459
Nine Dragons Paper (Holdings) Ltd.	312,000	453,088
TOTAL CHINA		2,182,803
Denmark - 1.1%
Novo Nordisk AS Series B	6,704	573,718
Vestas Wind Systems AS (a)	24,805	1,206,190
TOTAL DENMARK		1,779,908
France - 12.2%
Atos Origin SA (a)	9,086	390,202
AXA SA sponsored ADR	188,900	3,485,205
BNP Paribas SA	32,293	2,218,515
Carrefour SA	3,539	162,939
Christian Dior SA	5,100	552,772
Compagnie de St. Gobain	22,958	977,412
Credit Agricole SA	56,600	775,319
PPR SA	7,200	963,280
Renault SA (a)	8,100	361,424
Sanofi-Aventis	6,400	372,105
Sanofi-Aventis sponsored ADR	52,400	1,526,936
Schneider Electric SA	6,563	757,019
Societe Generale Series A	45,507	2,623,646
Total SA	5,400	272,642
Total SA sponsored ADR	52,900	2,678,327
Unibail-Rodamco	8,627	1,702,342
TOTAL FRANCE		19,820,085
Germany - 6.4%
Allianz AG sponsored ADR	51,500	598,430
BASF AG	16,700	975,332
Bayerische Motoren Werke AG (BMW)	11,233	604,800
Daimler AG (United States) (a)	30,400	1,643,120
Deutsche Boerse AG	11,000	770,176
E.ON AG	111,807	3,336,343
HeidelbergCement AG	13,400	674,931
Metro AG	11,100	616,230
Munich Re Group	9,123	1,263,956
TOTAL GERMANY		10,483,318
Common Stocks - continued
	Shares	Value
Greece - 0.6%
Hellenic Telecommunications Organization SA	61,294	$ 499,908
Public Power Corp. of Greece	28,000	445,589
TOTAL GREECE		945,497
Hong Kong - 4.6%
China Resources Power Holdings Co. Ltd.	396,000	864,649
CNOOC Ltd.	507,000	854,488
Hang Lung Group Ltd.	71,000	416,814
Hutchison Whampoa Ltd.	119,000	785,929
Swire Pacific Ltd. (A Shares)	225,800	2,744,193
Techtronic Industries Co. Ltd.	727,500	600,357
Wharf Holdings Ltd.	224,000	1,225,620
TOTAL HONG KONG		7,492,050
India - 0.4%
Bank of Baroda	37,000	624,233
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	917,500	1,016,025
PT Semen Gresik Tbk	497,500	514,752
TOTAL INDONESIA		1,530,777
Ireland - 0.4%
CRH PLC sponsored ADR (d)	33,700	708,711
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,600	420,110
Italy - 2.7%
Intesa Sanpaolo SpA	896,982	2,969,467
UniCredit SpA	517,509	1,450,165
TOTAL ITALY		4,419,632
Japan - 18.4%
Aisin Seiki Co. Ltd.	22,000	614,753
Credit Saison Co. Ltd.	30,200	383,681
Denso Corp.	45,200	1,295,463
East Japan Railway Co.	26,400	1,701,452
Honda Motor Co. Ltd.	31,500	996,266
Japan Retail Fund Investment Corp.	714	919,505
Japan Tobacco, Inc.	97	312,016
JSR Corp.	26,900	471,236
Konica Minolta Holdings, Inc.	60,000	631,762
Miraca Holdings, Inc.	29,400	874,941
Mitsubishi UFJ Financial Group, Inc.	537,400	2,661,347
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	243,400	$ 3,120,477
Nippon Electric Glass Co. Ltd.	105,000	1,337,634
Nippon Telegraph & Telephone Corp.	10,800	449,036
Obic Co. Ltd.	3,880	732,228
ORIX Corp.	16,480	1,296,662
Promise Co. Ltd.	61,550	489,979
Seven & i Holdings Co., Ltd.	19,700	471,615
SOFTBANK CORP.	20,000	598,207
Sumitomo Corp.	148,700	1,579,480
Sumitomo Metal Industries Ltd.	270,000	652,936
Sumitomo Mitsui Financial Group, Inc.	44,800	1,387,154
Tokio Marine Holdings, Inc.	26,000	711,785
Tokyo Electron Ltd.	5,700	306,023
Tokyo Gas Co., Ltd.	429,000	1,950,790
Toyota Motor Corp.	76,000	2,666,972
USS Co. Ltd.	6,120	460,283
Xebio Co. Ltd.	12,900	255,836
Yamada Denki Co. Ltd.	9,260	625,726
TOTAL JAPAN		29,955,245
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	15,815	649,346
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	215,098
TOTAL KOREA (SOUTH)		864,444
Luxembourg - 1.0%
ArcelorMittal SA:
(Netherlands)	17,800	545,026
Class A unit (d)	35,100	1,077,570
TOTAL LUXEMBOURG		1,622,596
Netherlands - 2.9%
Gemalto NV	25,400	1,042,810
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,265,753
sponsored ADR (a)	96,900	932,178
Koninklijke Ahold NV	61,333	787,393
Koninklijke KPN NV	45,100	627,782
TOTAL NETHERLANDS		4,655,916
Common Stocks - continued
	Shares	Value
Norway - 0.7%
Aker Solutions ASA	53,000	$ 687,207
DnB NOR ASA	32,800	407,469
TOTAL NORWAY		1,094,676
Portugal - 0.7%
Energias de Portugal SA	337,291	1,109,132
Russia - 0.6%
Mechel Steel Group OAO sponsored ADR	20,500	446,490
OAO Gazprom sponsored ADR	26,900	581,040
TOTAL RUSSIA		1,027,530
Singapore - 1.8%
DBS Group Holdings Ltd.	50,052	530,001
United Overseas Bank Ltd.	126,200	1,843,027
Yanlord Land Group Ltd.	464,000	634,635
TOTAL SINGAPORE		3,007,663
South Africa - 0.2%
Impala Platinum Holdings Ltd.	12,300	333,017
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	57,416	772,245
Banco Santander SA (d)	77,889	1,012,019
Banco Santander SA sponsored ADR (d)	214,100	2,734,057
Gestevision Telecinco SA	16,100	184,533
Iberdrola SA	268,746	1,896,713
Telefonica SA sponsored ADR	29,000	1,984,760
TOTAL SPAIN		8,584,327
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	48,352	533,646
Switzerland - 4.6%
Lonza Group AG	2,189	170,026
Roche Holding AG (participation certificate)	26,574	3,457,133
Transocean Ltd. (a)	18,439	852,066
Zurich Financial Services AG	13,038	3,044,349
TOTAL SWITZERLAND		7,523,574
Taiwan - 0.8%
AU Optronics Corp.	315,000	298,709
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	122,100	$ 492,408
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	569,452
TOTAL TAIWAN		1,360,569
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	232,200	639,017
United Kingdom - 17.9%
Aberdeen Asset Management PLC	228,700	503,605
Aegis Group PLC	342,500	629,571
Anglo American PLC (United Kingdom)	46,717	1,849,725
BAE Systems PLC	175,400	859,404
Barclays PLC	329,899	1,707,828
BP PLC sponsored ADR (d)	55,600	2,138,932
Carphone Warehouse Group PLC (a)	107,150	386,524
Centrica PLC	217,225	1,035,374
HSBC Holdings PLC:
(United Kingdom)	164,893	1,676,035
sponsored ADR	48,770	2,491,172
Imperial Tobacco Group PLC	24,643	697,247
International Power PLC	78,057	438,280
Man Group PLC	127,909	435,931
Misys PLC (a)	78,900	311,966
Prudential PLC	205,286	1,785,620
Rio Tinto PLC	30,902	1,598,591
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,800	5,863,428
Vedanta Resources PLC	27,600	1,056,656
Vodafone Group PLC sponsored ADR	129,112	3,031,550
Wolseley PLC (a)	31,162	702,815
TOTAL UNITED KINGDOM		29,200,254
TOTAL COMMON STOCKS (Cost $185,783,851)		160,013,395
Nonconvertible Preferred Stocks - 0.8%

Italy - 0.8%
Fiat SpA (Risparmio Shares)	53,200	429,550
Telecom Italia SpA (Risparmio Shares)	872,100	906,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,817,681)		1,336,093
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	821,439	$ 821,439
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	13,478,350	13,478,350
TOTAL MONEY MARKET FUNDS (Cost $14,299,789)		14,299,789
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $201,901,321)		175,649,277
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(12,625,990)
NET ASSETS - 100%		$ 163,023,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,466 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,632
Fidelity Securities Lending Cash Central Fund	146,304
Total	$ 147,936
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 29,955,245	$ 23,181,624	$ 6,773,621	$ -
United Kingdom	29,200,254	22,432,180	6,768,074	-
France	19,820,085	19,175,338	644,747	-
Germany	10,483,318	10,483,318	-	-
Spain	8,584,327	8,584,327	-	-
Switzerland	7,523,574	7,523,574	-	-
Hong Kong	7,492,050	6,637,562	854,488	-
Italy	5,755,725	4,849,182	906,543	-
Australia	4,829,001	4,829,001	-	-
Other	37,705,909	31,567,625	6,138,284	-
Money Market Funds	14,299,789	14,299,789	-	-
Total Investments in Securities:	$ 175,649,277	$ 153,563,520	$ 22,085,757	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $202,757,655. Net unrealized depreciation aggregated $27,108,378, of which $10,671,760 related to appreciated investment securities and $37,780,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.104

AFIV-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.0%
Intoll Group unit	308,738	$ 410,662
Macquarie Group Ltd.	49,337	1,660,704
MAp Group unit	194,275	520,338
Wesfarmers Ltd.	29,540	831,013
Westfield Group unit	127,286	1,406,284
TOTAL AUSTRALIA		4,829,001
Bailiwick of Jersey - 1.4%
Informa PLC	137,294	844,962
United Business Media Ltd.	108,900	940,247
WPP PLC	54,427	578,493
TOTAL BAILIWICK OF JERSEY		2,363,702
Bermuda - 1.3%
Seadrill Ltd. (d)	73,100	1,697,061
VimpelCom Ltd. ADR (a)	30,100	490,931
TOTAL BERMUDA		2,187,992
Brazil - 2.0%
Banco Do Brasil SA	53,138	918,621
Banco Santander (Brasil) SA ADR	54,400	724,608
Cyrela Brazil Realty SA	39,300	550,446
Itau Unibanco Banco Multiplo SA:
ADR	12,933	289,570
ADR (e)	9,400	210,466
Vivo Participacoes SA sponsored ADR	21,100	564,214
TOTAL BRAZIL		3,257,925
Canada - 2.6%
Open Text Corp. (a)	8,000	316,669
Petrobank Energy & Resources Ltd. (a)	20,700	852,809
Power Corp. of Canada (sub. vtg.)	20,500	532,468
Suncor Energy, Inc.	24,900	820,916
Toronto-Dominion Bank	24,000	1,708,099
TOTAL CANADA		4,230,961
Cayman Islands - 0.8%
China High Speed Transmission Equipment Group Co. Ltd.	179,000	409,275
Hengdeli Holdings Ltd.	1,780,000	815,809
TOTAL CAYMAN ISLANDS		1,225,084
China - 1.3%
China Merchants Bank Co. Ltd. (H Shares)	366,572	979,256
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	$ 750,459
Nine Dragons Paper (Holdings) Ltd.	312,000	453,088
TOTAL CHINA		2,182,803
Denmark - 1.1%
Novo Nordisk AS Series B	6,704	573,718
Vestas Wind Systems AS (a)	24,805	1,206,190
TOTAL DENMARK		1,779,908
France - 12.2%
Atos Origin SA (a)	9,086	390,202
AXA SA sponsored ADR	188,900	3,485,205
BNP Paribas SA	32,293	2,218,515
Carrefour SA	3,539	162,939
Christian Dior SA	5,100	552,772
Compagnie de St. Gobain	22,958	977,412
Credit Agricole SA	56,600	775,319
PPR SA	7,200	963,280
Renault SA (a)	8,100	361,424
Sanofi-Aventis	6,400	372,105
Sanofi-Aventis sponsored ADR	52,400	1,526,936
Schneider Electric SA	6,563	757,019
Societe Generale Series A	45,507	2,623,646
Total SA	5,400	272,642
Total SA sponsored ADR	52,900	2,678,327
Unibail-Rodamco	8,627	1,702,342
TOTAL FRANCE		19,820,085
Germany - 6.4%
Allianz AG sponsored ADR	51,500	598,430
BASF AG	16,700	975,332
Bayerische Motoren Werke AG (BMW)	11,233	604,800
Daimler AG (United States) (a)	30,400	1,643,120
Deutsche Boerse AG	11,000	770,176
E.ON AG	111,807	3,336,343
HeidelbergCement AG	13,400	674,931
Metro AG	11,100	616,230
Munich Re Group	9,123	1,263,956
TOTAL GERMANY		10,483,318
Common Stocks - continued
	Shares	Value
Greece - 0.6%
Hellenic Telecommunications Organization SA	61,294	$ 499,908
Public Power Corp. of Greece	28,000	445,589
TOTAL GREECE		945,497
Hong Kong - 4.6%
China Resources Power Holdings Co. Ltd.	396,000	864,649
CNOOC Ltd.	507,000	854,488
Hang Lung Group Ltd.	71,000	416,814
Hutchison Whampoa Ltd.	119,000	785,929
Swire Pacific Ltd. (A Shares)	225,800	2,744,193
Techtronic Industries Co. Ltd.	727,500	600,357
Wharf Holdings Ltd.	224,000	1,225,620
TOTAL HONG KONG		7,492,050
India - 0.4%
Bank of Baroda	37,000	624,233
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	917,500	1,016,025
PT Semen Gresik Tbk	497,500	514,752
TOTAL INDONESIA		1,530,777
Ireland - 0.4%
CRH PLC sponsored ADR (d)	33,700	708,711
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,600	420,110
Italy - 2.7%
Intesa Sanpaolo SpA	896,982	2,969,467
UniCredit SpA	517,509	1,450,165
TOTAL ITALY		4,419,632
Japan - 18.4%
Aisin Seiki Co. Ltd.	22,000	614,753
Credit Saison Co. Ltd.	30,200	383,681
Denso Corp.	45,200	1,295,463
East Japan Railway Co.	26,400	1,701,452
Honda Motor Co. Ltd.	31,500	996,266
Japan Retail Fund Investment Corp.	714	919,505
Japan Tobacco, Inc.	97	312,016
JSR Corp.	26,900	471,236
Konica Minolta Holdings, Inc.	60,000	631,762
Miraca Holdings, Inc.	29,400	874,941
Mitsubishi UFJ Financial Group, Inc.	537,400	2,661,347
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	243,400	$ 3,120,477
Nippon Electric Glass Co. Ltd.	105,000	1,337,634
Nippon Telegraph & Telephone Corp.	10,800	449,036
Obic Co. Ltd.	3,880	732,228
ORIX Corp.	16,480	1,296,662
Promise Co. Ltd.	61,550	489,979
Seven & i Holdings Co., Ltd.	19,700	471,615
SOFTBANK CORP.	20,000	598,207
Sumitomo Corp.	148,700	1,579,480
Sumitomo Metal Industries Ltd.	270,000	652,936
Sumitomo Mitsui Financial Group, Inc.	44,800	1,387,154
Tokio Marine Holdings, Inc.	26,000	711,785
Tokyo Electron Ltd.	5,700	306,023
Tokyo Gas Co., Ltd.	429,000	1,950,790
Toyota Motor Corp.	76,000	2,666,972
USS Co. Ltd.	6,120	460,283
Xebio Co. Ltd.	12,900	255,836
Yamada Denki Co. Ltd.	9,260	625,726
TOTAL JAPAN		29,955,245
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	15,815	649,346
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	215,098
TOTAL KOREA (SOUTH)		864,444
Luxembourg - 1.0%
ArcelorMittal SA:
(Netherlands)	17,800	545,026
Class A unit (d)	35,100	1,077,570
TOTAL LUXEMBOURG		1,622,596
Netherlands - 2.9%
Gemalto NV	25,400	1,042,810
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,265,753
sponsored ADR (a)	96,900	932,178
Koninklijke Ahold NV	61,333	787,393
Koninklijke KPN NV	45,100	627,782
TOTAL NETHERLANDS		4,655,916
Common Stocks - continued
	Shares	Value
Norway - 0.7%
Aker Solutions ASA	53,000	$ 687,207
DnB NOR ASA	32,800	407,469
TOTAL NORWAY		1,094,676
Portugal - 0.7%
Energias de Portugal SA	337,291	1,109,132
Russia - 0.6%
Mechel Steel Group OAO sponsored ADR	20,500	446,490
OAO Gazprom sponsored ADR	26,900	581,040
TOTAL RUSSIA		1,027,530
Singapore - 1.8%
DBS Group Holdings Ltd.	50,052	530,001
United Overseas Bank Ltd.	126,200	1,843,027
Yanlord Land Group Ltd.	464,000	634,635
TOTAL SINGAPORE		3,007,663
South Africa - 0.2%
Impala Platinum Holdings Ltd.	12,300	333,017
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	57,416	772,245
Banco Santander SA (d)	77,889	1,012,019
Banco Santander SA sponsored ADR (d)	214,100	2,734,057
Gestevision Telecinco SA	16,100	184,533
Iberdrola SA	268,746	1,896,713
Telefonica SA sponsored ADR	29,000	1,984,760
TOTAL SPAIN		8,584,327
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	48,352	533,646
Switzerland - 4.6%
Lonza Group AG	2,189	170,026
Roche Holding AG (participation certificate)	26,574	3,457,133
Transocean Ltd. (a)	18,439	852,066
Zurich Financial Services AG	13,038	3,044,349
TOTAL SWITZERLAND		7,523,574
Taiwan - 0.8%
AU Optronics Corp.	315,000	298,709
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	122,100	$ 492,408
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	569,452
TOTAL TAIWAN		1,360,569
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	232,200	639,017
United Kingdom - 17.9%
Aberdeen Asset Management PLC	228,700	503,605
Aegis Group PLC	342,500	629,571
Anglo American PLC (United Kingdom)	46,717	1,849,725
BAE Systems PLC	175,400	859,404
Barclays PLC	329,899	1,707,828
BP PLC sponsored ADR (d)	55,600	2,138,932
Carphone Warehouse Group PLC (a)	107,150	386,524
Centrica PLC	217,225	1,035,374
HSBC Holdings PLC:
(United Kingdom)	164,893	1,676,035
sponsored ADR	48,770	2,491,172
Imperial Tobacco Group PLC	24,643	697,247
International Power PLC	78,057	438,280
Man Group PLC	127,909	435,931
Misys PLC (a)	78,900	311,966
Prudential PLC	205,286	1,785,620
Rio Tinto PLC	30,902	1,598,591
Royal Dutch Shell PLC Class A sponsored ADR (d)	105,800	5,863,428
Vedanta Resources PLC	27,600	1,056,656
Vodafone Group PLC sponsored ADR	129,112	3,031,550
Wolseley PLC (a)	31,162	702,815
TOTAL UNITED KINGDOM		29,200,254
TOTAL COMMON STOCKS (Cost $185,783,851)		160,013,395
Nonconvertible Preferred Stocks - 0.8%

Italy - 0.8%
Fiat SpA (Risparmio Shares)	53,200	429,550
Telecom Italia SpA (Risparmio Shares)	872,100	906,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,817,681)		1,336,093
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	821,439	$ 821,439
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	13,478,350	13,478,350
TOTAL MONEY MARKET FUNDS (Cost $14,299,789)		14,299,789
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $201,901,321)		175,649,277
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(12,625,990)
NET ASSETS - 100%		$ 163,023,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,466 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,632
Fidelity Securities Lending Cash Central Fund	146,304
Total	$ 147,936
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 29,955,245	$ 23,181,624	$ 6,773,621	$ -
United Kingdom	29,200,254	22,432,180	6,768,074	-
France	19,820,085	19,175,338	644,747	-
Germany	10,483,318	10,483,318	-	-
Spain	8,584,327	8,584,327	-	-
Switzerland	7,523,574	7,523,574	-	-
Hong Kong	7,492,050	6,637,562	854,488	-
Italy	5,755,725	4,849,182	906,543	-
Australia	4,829,001	4,829,001	-	-
Other	37,705,909	31,567,625	6,138,284	-
Money Market Funds	14,299,789	14,299,789	-	-
Total Investments in Securities:	$ 175,649,277	$ 153,563,520	$ 22,085,757	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $202,757,655. Net unrealized depreciation aggregated $27,108,378, of which $10,671,760 related to appreciated investment securities and $37,780,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Fund -
Japan Fund
Class F

July 31, 2010

1.804854.106

JPN-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 6.6%
Bridgestone Corp.	231,600	$ 4,145,620
Denso Corp.	844,100	24,192,487
NOK Corp.	553,600	9,063,859
Stanley Electric Co. Ltd.	1,034,200	17,913,768
Toyoda Gosei Co. Ltd.	391,200	9,777,171
		65,092,905
Automobiles - 4.5%
Honda Motor Co. Ltd.	956,400	30,248,520
Toyota Motor Corp.	399,100	14,005,111
		44,253,631
Household Durables - 1.4%
Sekisui House Ltd.	1,592,000	14,128,597
Leisure Equipment & Products - 1.8%
Nikon Corp.	479,500	8,333,341
Sega Sammy Holdings, Inc.	623,100	9,156,344
		17,489,685
Media - 1.6%
Fuji Media Holdings, Inc.	11,138	16,135,118
Multiline Retail - 1.1%
Isetan Mitsukoshi Holdings Ltd.	596,840	5,635,192
Takashimaya Co. Ltd.	670,000	5,194,099
		10,829,291
Specialty Retail - 1.9%
Nishimatsuya Chain Co. Ltd.	576,300	5,381,245
Shimachu Co. Ltd.	150,000	2,740,526
Xebio Co. Ltd.	142,300	2,822,126
Yamada Denki Co. Ltd.	118,700	8,020,920
		18,964,817
TOTAL CONSUMER DISCRETIONARY		186,894,044
CONSUMER STAPLES - 2.9%
Beverages - 1.1%
Coca-Cola West Co. Ltd.	101,400	1,838,517
Kirin Holdings Co. Ltd.	710,000	9,480,359
		11,318,876
Food & Staples Retailing - 1.0%
FamilyMart Co. Ltd.	143,100	5,116,332
Seven & i Holdings Co., Ltd.	181,600	4,347,474
		9,463,806
Personal Products - 0.8%
Kao Corp.	233,500	5,522,407
Kose Corp.	101,100	2,346,620
		7,869,027
TOTAL CONSUMER STAPLES		28,651,709

	Shares	Value
FINANCIALS - 34.3%
Capital Markets - 1.3%
Matsui Securities Co. Ltd.	839,700	$ 4,964,845
Nomura Holdings, Inc.	1,334,400	7,501,131
		12,465,976
Commercial Banks - 15.1%
Chiba Bank Ltd.	1,755,000	10,721,898
Mitsubishi UFJ Financial Group, Inc.	8,673,700	42,954,459
Mizuho Financial Group, Inc.	10,064,500	16,309,370
Seven Bank Ltd.	3,188	5,865,108
Sumitomo Mitsui Financial Group, Inc.	1,451,300	44,936,983
Sumitomo Trust & Banking Co. Ltd.	5,066,000	28,194,920
		148,982,738
Consumer Finance - 3.7%
Credit Saison Co. Ltd.	863,400	10,969,201
ORIX Corp.	325,100	25,579,173
		36,548,374
Insurance - 9.0%
Dai-ichi Mutual Life Insurance Co.	2,917	4,137,972
MS&AD Insurance Group Holdings, Inc.	315,000	7,001,620
NKSJ Holdings, Inc. (a)	3,772,000	22,040,613
Sony Financial Holdings, Inc.	3,191	11,575,106
T&D Holdings, Inc.	1,997,500	43,752,010
		88,507,321
Real Estate Investment Trusts - 2.2%
Japan Prime Realty Investment Corp.	1,991	4,492,277
Japan Real Estate Investment Corp.	1,060	9,382,702
Nomura Real Estate Office Fund, Inc.	1,412	7,450,066
		21,325,045
Real Estate Management & Development - 3.0%
Mitsubishi Estate Co. Ltd.	1,496,000	21,083,344
Mitsui Fudosan Co. Ltd.	615,000	9,108,476
		30,191,820
TOTAL FINANCIALS		338,021,274
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	159,600	7,349,818
INDUSTRIALS - 16.0%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	420,000	5,209,604
Building Products - 1.9%
Asahi Glass Co. Ltd.	703,000	7,158,114
Daikin Industries Ltd.	296,900	11,010,292
		18,168,406
Construction & Engineering - 0.2%
Kandenko Co. Ltd.	398,000	2,362,441
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	1,557,000	$ 13,565,762
Sumitomo Electric Industries Ltd.	718,200	8,393,196
		21,958,958
Machinery - 2.1%
Fanuc Ltd.	58,300	6,887,394
Kubota Corp.	900,000	7,133,353
NSK Ltd.	927,000	6,596,529
		20,617,276
Marine - 0.4%
Iino Kaiun Kaisha Ltd.	259,200	1,310,621
Mitsui OSK Lines Ltd.	369,000	2,497,715
		3,808,336
Road & Rail - 1.7%
East Japan Railway Co.	261,300	16,840,509
Trading Companies & Distributors - 5.1%
Itochu Corp.	2,273,900	17,733,394
Mitsubishi Corp.	590,100	12,761,318
Mitsui & Co. Ltd.	1,071,600	13,738,303
Sumitomo Corp.	549,800	5,839,935
		50,072,950
Transportation Infrastructure - 1.9%
The Sumitomo Warehouse Co. Ltd.	3,862,000	18,544,750
TOTAL INDUSTRIALS		157,583,230
INFORMATION TECHNOLOGY - 14.1%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	1,004,000	7,144,460
Electronic Equipment & Components - 4.8%
Fujifilm Holdings Corp.	30,500	952,849
Ibiden Co. Ltd.	477,800	14,269,040
Nippon Electric Glass Co. Ltd.	390,000	4,968,354
Yamatake Corp.	669,100	17,094,276
Yaskawa Electric Corp. (d)	1,339,000	10,086,075
		47,370,594
IT Services - 0.2%
NTT Data Corp.	533	1,936,500
Office Electronics - 6.9%
Canon, Inc.	1,277,600	55,320,975
Konica Minolta Holdings, Inc.	1,163,500	12,250,911
		67,571,886
Semiconductors & Semiconductor Equipment - 1.0%
ROHM Co. Ltd.	83,300	5,252,936
Tokyo Electron Ltd.	82,000	4,402,430
		9,655,366

	Shares	Value
Software - 0.5%
Nintendo Co. Ltd.	18,200	$ 5,087,787
TOTAL INFORMATION TECHNOLOGY		138,766,593
MATERIALS - 7.8%
Chemicals - 5.9%
JSR Corp.	1,055,100	18,483,325
Mitsubishi Chemical Holdings Corp.	1,124,000	5,800,451
Nissan Chemical Industries Co. Ltd.	588,000	6,987,284
Nitto Denko Corp.	311,600	10,794,682
Shin-Etsu Chemical Co., Ltd.	209,000	10,410,703
Tokai Carbon Co. Ltd.	1,047,000	5,524,235
		58,000,680
Containers & Packaging - 0.6%
Toyo Seikan Kaisha Ltd.	369,000	5,921,932
Metals & Mining - 1.3%
Nippon Steel Corp.	1,162,000	3,966,329
Sumitomo Metal Industries Ltd.	3,811,000	9,216,072
		13,182,401
TOTAL MATERIALS		77,105,013
TELECOMMUNICATION SERVICES - 3.5%
Wireless Telecommunication Services - 3.5%
NTT DoCoMo, Inc.	22,013	34,960,504
TOTAL COMMON STOCKS (Cost $1,106,395,687)		969,332,185
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.24% (b)	16,655,654	16,655,654
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	7,704,000	7,704,000
TOTAL MONEY MARKET FUNDS (Cost $24,359,654)		24,359,654
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,130,755,341)	993,691,839
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,960,323)
NET ASSETS - 100%	$ 986,731,516
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 106,172
Fidelity Securities Lending Cash Central Fund	19,148
Total	$ 125,320
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,894,044	$ 142,640,413	$ 44,253,631	$ -
Consumer Staples	28,651,709	28,651,709	-	-
Financials	338,021,274	271,256,314	66,764,960	-
Health Care	7,349,818	7,349,818	-	-
Industrials	157,583,230	157,583,230	-	-
Information Technology	138,766,593	83,445,618	55,320,975	-
Materials	77,105,013	77,105,013	-	-
Telecommunication Services	34,960,504	-	34,960,504	-
Money Market Funds	24,359,654	24,359,654	-	-
Total Investments in Securities:	$ 993,691,839	$ 792,391,769	$ 201,300,070	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,159,056,373. Net unrealized depreciation aggregated $165,364,534, of which $38,283,282 related to appreciated investment securities and $203,647,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Smaller Companies Fund

July 31, 2010

1.804823.106

JSC-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 25.4%
Auto Components - 6.0%
Nippon Seiki Co. Ltd.	46,000	$ 505,641
Stanley Electric Co. Ltd.	935,300	16,200,684
Yachiyo Industry Co. Ltd.	85,200	660,503
Yokohama Rubber Co. Ltd.	276,000	1,475,406
		18,842,234
Automobiles - 4.2%
Honda Motor Co. Ltd.	333,900	10,560,415
Mazda Motor Corp.	702,000	1,697,634
Toyota Motor Corp.	20,600	722,890
		12,980,939
Household Durables - 4.2%
Arnest One Corp.	569,000	6,399,398
Haseko Corp. (a)	3,289,500	2,664,333
Hitachi Koki Co. Ltd.	241,300	2,149,852
Panasonic Corp.	137,300	1,813,614
		13,027,197
Internet & Catalog Retail - 5.9%
DeNA Co. Ltd.	384,200	10,660,244
Start Today Co. Ltd. (d)	2,495	7,716,673
		18,376,917
Leisure Equipment & Products - 0.1%
SHIMANO, Inc.	6,600	335,250
Media - 0.3%
Opt, Inc.	562	812,843
Proto Corp.	2,400	91,224
		904,067
Multiline Retail - 0.5%
Ryohin Keikaku Co. Ltd.	47,000	1,734,799
Zakkaya Bulldog Co. Ltd.	4,800	9,830
		1,744,629
Specialty Retail - 4.0%
Bals Corp. (d)	797	907,432
Bell-Park Co., Ltd.	344	637,649
MEGANE TOP CO. LTD. (d)	205,090	1,343,141
Pal Co. Ltd.	36,200	1,466,011
Point, Inc.	161,520	8,129,731
		12,483,964
Textiles, Apparel & Luxury Goods - 0.2%
Japan Vilene Co. Ltd.	142,000	627,642
TOTAL CONSUMER DISCRETIONARY		79,322,839
CONSUMER STAPLES - 7.4%
Household Products - 7.3%
Pigeon Corp.	302,000	11,129,534
Uni-Charm Corp.	97,100	11,549,760
		22,679,294

	Shares	Value
Tobacco - 0.1%
Japan Tobacco, Inc.	146	$ 469,633
TOTAL CONSUMER STAPLES		23,148,927
FINANCIALS - 23.1%
Capital Markets - 0.2%
SBI Holdings, Inc.	6,117	813,241
Commercial Banks - 6.6%
Mitsubishi UFJ Financial Group, Inc.	1,363,900	6,754,394
Mizuho Financial Group, Inc.	1,898,200	3,076,004
Sumitomo Mitsui Financial Group, Inc.	347,200	10,750,445
		20,580,843
Consumer Finance - 6.4%
ORIX Corp.	203,730	16,029,667
Promise Co. Ltd. (d)	487,150	3,878,035
		19,907,702
Diversified Financial Services - 4.6%
Japan Securities Finance Co. Ltd.	391,200	2,290,393
Osaka Securities Exchange Co. Ltd.	2,449	12,184,784
		14,475,177
Insurance - 3.1%
Fuji Fire & Marine Insurance Co. Ltd. (a)	2,808,000	3,833,891
MS&AD Insurance Group Holdings, Inc.	45,460	1,010,456
T&D Holdings, Inc.	215,650	4,723,465
		9,567,812
Real Estate Management & Development - 2.2%
Airport Facilities Co. Ltd.	158,400	575,500
Leopalace21 Corp. (a)(d)	640,600	1,415,732
Nisshin Fudosan Co. Ltd.	54,800	369,666
Shoei Co.	5,900	43,555
Takara Leben Co. Ltd. (d)	796,100	3,924,080
Toc Co. Ltd.	100,400	370,583
Toho Real Estate Co. Ltd.	31,900	163,514
		6,862,630
TOTAL FINANCIALS		72,207,405
HEALTH CARE - 2.3%
Biotechnology - 1.1%
Sosei Group Corp. (a)	3,475	3,449,870
Health Care Equipment & Supplies - 0.8%
Sysmex Corp. (d)	43,600	2,507,284
Pharmaceuticals - 0.4%
Astellas Pharma, Inc.	5,200	176,352
Rohto Pharmaceutical Co. Ltd.	42,000	515,615
Santen Pharmaceutical Co. Ltd.	14,800	495,246
		1,187,213
TOTAL HEALTH CARE		7,144,367
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.5%
Building Products - 6.9%
Central Glass Co. Ltd.	170,000	$ 658,953
Daikin Industries Ltd.	367,700	13,635,852
Nichias Corp.	910,000	3,716,864
Noritz Corp.	156,100	2,832,106
Shinko Kogyo Co. Ltd.	203,000	718,750
		21,562,525
Commercial Services & Supplies - 0.2%
Aeon Delight Co. Ltd. (d)	24,400	475,719
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	48,000	293,248
Electrical Equipment - 0.9%
Nippon Carbon Co. Ltd.	300,000	857,391
Panasonic Electric Works Co., Ltd.	145,000	1,843,853
		2,701,244
Machinery - 3.7%
Asahi Diamond Industrial Co. Ltd.	95,000	1,518,021
Fanuc Ltd.	2,400	283,529
HIRANO TECSEED Co. Ltd.	172,000	1,598,102
Hoshizaki Electric Co. Ltd.	80,000	1,403,298
Kubota Corp.	264,000	2,092,450
Makita Corp.	15,700	453,424
Miura Co. Ltd.	52,600	1,240,368
Nitta Corp.	197,700	3,081,306
		11,670,498
Marine - 0.6%
Japan Transcity Corp.	53,000	158,218
Kawasaki Kisen Kaisha Ltd. (a)	36,000	153,706
Nippon Yusen KK	358,000	1,516,089
		1,828,013
Professional Services - 0.0%
Outsourcing, Inc.	364	131,828
Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	160,700	3,475,248
TOTAL INDUSTRIALS		42,138,323
INFORMATION TECHNOLOGY - 21.4%
Computers & Peripherals - 0.1%
Mutoh Holdings Co. Ltd. (a)	236,000	338,606
Electronic Equipment & Components - 2.6%
Hitachi Ltd. (a)	705,000	2,924,817
Mitsumi Electric Co. Ltd.	44,600	745,183

	Shares	Value
Origin Electric Co. Ltd. (a)	555,000	$ 2,215,505
Shimadzu Corp.	96,000	735,343
Shinko Shoji Co. Ltd.	64,300	566,926
Yamatake Corp.	41,600	1,062,804
		8,250,578
Internet Software & Services - 7.3%
GREE, Inc. (d)	189,300	15,529,499
Kakaku.com, Inc.	1,569	7,307,174
		22,836,673
IT Services - 1.1%
CAC Corp.	63,300	450,443
ITOCHU Techno-Solutions Corp.	22,900	834,654
NEC Fielding Ltd.	32,700	376,849
Net One Systems Co. Ltd.	1,185	1,454,770
SBI VeriTrans Co., Ltd.	489	290,826
		3,407,542
Office Electronics - 4.0%
Canon, Inc.	140,600	6,088,079
Ricoh Co. Ltd.	459,000	6,357,223
		12,445,302
Semiconductors & Semiconductor Equipment - 3.7%
Elpida Memory, Inc. (a)(d)	409,200	6,155,163
Ferrotec Corp. (d)	266,600	2,745,432
NPC, Inc. (d)	101,100	2,033,113
Samco, Inc. (d)	32,200	581,221
		11,514,929
Software - 2.6%
Nintendo Co. Ltd.	28,800	8,051,004
TOTAL INFORMATION TECHNOLOGY		66,844,634
MATERIALS - 5.5%
Chemicals - 4.0%
Kanto Denka Kogyo Co. Ltd.	659,000	4,384,437
Stella Chemifa Corp.	111,100	4,396,436
Tanaka Chemical Corp. (d)	80,000	995,082
Toda Kogyo Corp. (d)	318,000	2,766,977
		12,542,932
Metals & Mining - 1.5%
Chuo Denki Kogyo Co. Ltd.	135,000	787,272
Toyo Kohan Co. Ltd.	351,000	2,006,295
Yamato Kogyo Co. Ltd.	69,400	1,692,742
		4,486,309
TOTAL MATERIALS		17,029,241
TOTAL COMMON STOCKS (Cost $293,280,982)		307,835,736
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	2,706,241	$ 2,706,241
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	31,735,769	31,735,769
TOTAL MONEY MARKET FUNDS (Cost $34,442,010)		34,442,010
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $327,722,992)	342,277,746
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(30,180,958)
NET ASSETS - 100%	$ 312,096,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,656
Fidelity Securities Lending Cash Central Fund	461,499
Total	$ 463,155
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 79,322,839	$ 66,225,920	$ 13,096,919	$ -
Consumer Staples	23,148,927	23,148,927	-	-
Financials	72,207,405	62,377,007	9,830,398	-
Health Care	7,144,367	7,144,367	-	-
Industrials	42,138,323	42,138,323	-	-
Information Technology	66,844,634	57,831,738	9,012,896	-
Materials	17,029,241	17,029,241	-	-
Money Market Funds	34,442,010	34,442,010	-	-
Total Investments in Securities:	$ 342,277,746	$ 310,337,533	$ 31,940,213	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $336,356,868. Net unrealized appreciation aggregated $5,920,878, of which $36,365,393 related to appreciated investment securities and $30,444,515 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Latin America Fund

July 31, 2010

1.804841.106

LAF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Bahamas (Nassau) - 0.4%
Petrominerales Ltd. (d)	468,900	$ 13,283,105
Bermuda - 0.5%
Credicorp Ltd. (NY Shares)	208,100	20,335,532
Brazil - 61.3%
AES Tiete SA (PN) (non-vtg.)	5,863,900	73,361,274
Banco Bradesco SA:
(PN)	3,171,652	58,166,492
(PN) sponsored ADR (d)	5,575,261	103,867,112
BR Malls Participacoes SA	832,600	12,518,592
Bradespar SA (PN)	550,300	11,569,287
Brascan Residential Properties SA	4,742,400	24,676,122
Brasil Foods SA	1,573,000	22,022,895
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (d)	2,141,387	33,512,707
sponsored ADR	2,223,100	29,078,148
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	1,180,426	128,926,128
sponsored ADR (d)	66,745	6,204,615
Companhia de Concessoes Rodoviarias	1,555,000	35,671,709
Companhia de Saneamento de Minas Gerais	61,112	879,582
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	462,500	7,765,375
CPFL Energia SA sponsored ADR (d)	295,012	20,612,488
Drogasil SA	418,200	8,704,077
Eletropaulo Metropolitana SA (PN-B)	769,160	16,188,008
Equatorial Energia SA	1,723,023	16,314,093
Gerdau SA	370,600	3,926,231
Gerdau SA sponsored ADR	647,700	9,482,328
Itau Unibanco Banco Multiplo SA	3,459,637	77,455,734
Itau Unibanco Banco Multiplo SA:
ADR	11,588,662	259,470,142
ADR (e)	559,600	12,529,444
Itausa-Investimentos Itau SA (PN)	4,809,600	35,583,108
Light SA	399,000	5,018,982
Lojas Americanas SA (PN)	5,311,100	44,699,619
Lojas Renner SA	434,700	14,589,704
Multiplan Empreendimentos Imobiliarios SA	481,000	9,108,502
Multiplus SA	1,253,000	15,319,591
Net Servicos de Comunicacao SA:
sponsored ADR (a)(d)	315,800	3,420,114
(PN) (a)	7,467,100	80,000,093
Odontoprev SA	3,202,000	30,135,399
OGX Petroleo e Gas Participacoes SA (a)	3,854,800	40,597,609
Petroleo Brasileiro SA - Petrobras:
(ON)	583,400	10,593,098
(ON) sponsored ADR	4,673,620	170,119,768
(PN) (non-vtg.)	7,222,260	114,504,753
(PN) sponsored ADR (non-vtg.)	3,596,944	114,562,666
Souza Cruz Industria Comerico	1,922,600	88,121,444

	Shares	Value
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	2,477,800	$ 41,825,264
TIM Participacoes SA	6,610,800	18,871,889
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,563,070	44,594,387
Usinas Siderurgicas de Minas Gerais SA - Usiminas	572,675	16,644,538
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,765,750	49,653,874
Vale SA:
(PN-A)	1,748,100	42,437,526
(PN-A) sponsored ADR (a)	9,277,876	224,802,935
sponsored ADR (a)(d)	4,784,600	133,011,880
Vivo Participacoes SA:
(PN)	778,186	20,865,209
sponsored ADR	1,104,015	29,521,361
TOTAL BRAZIL		2,371,505,896
Canada - 0.1%
Silver Standard Resources, Inc. (a)	273,300	4,471,190
Chile - 11.0%
Banco Santander Chile sponsored ADR (d)	1,272,875	105,661,354
CAP SA	3,114,521	114,423,156
Cencosud SA	6,360,640	32,398,076
Compania Cervecerias Unidas SA	3,260,150	34,367,137
Compania Cervecerias Unidas SA sponsored ADR	232,257	12,291,040
Empresa Nacional de Electricidad SA	7,206,492	11,862,196
Empresas La Polar SA	1,729,839	10,520,075
Enersis SA	44,106,755	18,277,329
Enersis SA sponsored ADR	2,774,671	57,546,677
SACI Falabella	3,593,859	27,854,559
TOTAL CHILE		425,201,599
Colombia - 2.4%
BanColombia SA sponsored ADR	791,072	46,380,551
Ecopetrol SA	24,762,368	41,670,991
Ecopetrol SA ADR	111,000	3,787,320
TOTAL COLOMBIA		91,838,862
Luxembourg - 1.4%
Millicom International Cellular SA	266,767	24,868,020
Ternium SA sponsored ADR (d)	836,254	29,896,081
TOTAL LUXEMBOURG		54,764,101
Mexico - 18.1%
America Movil SAB de CV:
Series L	2,463,900	6,098,242
Series L sponsored ADR	6,027,656	299,032,013
Bolsa Mexicana de Valores SA de CV	10,658,500	18,237,938
Coca-Cola FEMSA SAB de CV sponsored ADR	432,815	29,647,828
Fomento Economico Mexicano SAB de CV sponsored ADR (a)	291,695	14,199,713
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,950,566	$ 63,373,889
Grupo Bimbo Sab de CV Series A	3,445,100	25,953,101
Grupo Comercial Chedraui de CV (a)	5,551,100	15,357,353
Grupo Modelo SAB de CV Series C	7,457,900	40,481,602
Industrias Penoles SA de CV	976,755	20,411,050
Kimberly-Clark de Mexico SA de CV Series A	4,886,600	30,879,032
Wal-Mart de Mexico SA de CV Series V (d)	59,463,132	138,107,193
TOTAL MEXICO		701,778,954
Panama - 0.4%
Copa Holdings SA Class A	262,900	13,578,785
Peru - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	1,805,096	69,694,757
United States of America - 1.3%
First Cash Financial Services, Inc. (a)	370,067	8,874,207
Mercadolibre, Inc. (a)(d)	124,900	7,556,450
Southern Copper Corp.	1,114,000	34,990,740
TOTAL UNITED STATES OF AMERICA		51,421,397
TOTAL COMMON STOCKS (Cost $2,240,126,564)		3,817,874,178
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	38,040,355	$ 38,040,355
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	205,360,220	205,360,220
TOTAL MONEY MARKET FUNDS (Cost $243,400,575)		243,400,575
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $2,483,527,139)	4,061,274,753
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(192,285,599)
NET ASSETS - 100%	$ 3,868,989,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,529,444 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,909
Fidelity Securities Lending Cash Central Fund	414,366
Total	$ 476,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $2,505,130,502. Net unrealized appreciation aggregated $1,556,144,251, of which $1,606,689,579 related to appreciated investment securities and $50,545,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Nordic Fund

July 31, 2010

1.804855.106

NOR-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Denmark - 22.1%
A.P. Moller - Maersk AS:
Series A	509	$ 4,185,428
Series B	881	7,430,789
Carlsberg AS Series B	95,400	8,460,346
Danisco AS	69,500	5,286,960
Danske Bank AS (a)	224,788	5,296,299
FLSmidth & Co. A/S (d)	81,200	5,784,985
Novo Nordisk AS Series B	310,623	26,582,621
Novozymes AS Series B	60,700	7,756,052
Vestas Wind Systems AS (a)	131,800	6,409,026
William Demant Holding AS (a)	45,500	3,334,704
TOTAL DENMARK		80,527,210
Finland - 15.6%
Fortum Corp.	249,763	5,810,686
Kone Oyj (B Shares)	139,960	6,388,239
Nokia Corp.	1,830,680	17,241,762
Outotec OYJ (d)	53,900	1,908,708
Sampo OYJ (A Shares)	286,200	6,994,102
UPM-Kymmene Corp.	922,300	13,391,168
Wartsila Corp.	99,200	5,219,531
TOTAL FINLAND		56,954,196
Iceland - 0.5%
Ossur hf (a)	1,059,170	1,815,614
Norway - 13.8%
Aker Solutions ASA	259,800	3,368,610
DnB NOR ASA	895,900	11,129,605
Norsk Hydro ASA	755,200	4,066,031
Pronova BioPharma ASA (a)	28,700	70,409
Schibsted ASA (B Shares)	80,000	1,791,389
Sevan Marine ASA (a)	583,600	593,353
StatoilHydro ASA	631,296	12,772,228
Storebrand ASA (A Shares) (a)	1,169,500	6,937,859
Telenor ASA	630,500	9,732,341
TOTAL NORWAY		50,461,825
Sweden - 46.0%
ASSA ABLOY AB (B Shares)	130,200	2,880,707
Atlas Copco AB (A Shares)	451,400	7,385,750
Bilia AB (A Shares)	151,700	2,290,842
Elekta AB (B Shares)	89,000	2,580,729
H&M Hennes & Mauritz AB (B Shares)	430,451	13,561,175
Modern Times Group MTG AB (B Shares)	57,650	3,614,906
Nordea Bank AB	1,688,500	16,889,679

	Shares	Value
Rezidor Hotel Group AB (a)	649,300	$ 3,319,364
Sandvik AB	941,500	12,163,324
Scania AB (B Shares)	478,900	8,830,921
Skandinaviska Enskilda Banken AB (A Shares)	1,595,700	10,985,084
Skanska AB (B Shares)	410,393	6,942,226
SKF AB (B Shares)	444,900	8,499,821
SSAB Svenskt Stal AB (B Shares)	53,400	686,920
Svenska Cellulosa AB (SCA) (B Shares)	166,000	2,396,398
Svenska Handelsbanken AB (A Shares)	348,600	10,006,916
Swedbank AB (A Shares) (a)	908,258	10,387,462
Swedish Match Co.	179,000	4,228,249
Telefonaktiebolaget LM Ericsson (B Shares)	1,740,662	19,211,145
TeliaSonera AB	583,700	4,225,315
Volvo AB (B Shares) (a)	1,307,800	16,297,674
TOTAL SWEDEN		167,384,607
United States of America - 0.7%
Autoliv, Inc.	43,100	2,475,664
TOTAL COMMON STOCKS (Cost $307,716,730)		359,619,116
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.24% (b)	12,420,527	12,420,527
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,762,900	2,762,900
TOTAL MONEY MARKET FUNDS (Cost $15,183,427)		15,183,427
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $322,900,157)	374,802,543
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(10,586,235)
NET ASSETS - 100%	$ 364,216,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,924
Fidelity Securities Lending Cash Central Fund	571,542
Total	$ 575,466
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 167,384,607	$ 148,173,462	$ 19,211,145	$ -
Denmark	80,527,210	53,944,589	26,582,621	-
Finland	56,954,196	39,712,434	17,241,762	-
Norway	50,461,825	37,689,597	12,772,228	-
United States of America	2,475,664	2,475,664	-	-
Iceland	1,815,614	1,815,614	-	-
Money Market Funds	15,183,427	15,183,427	-	-
Total Investments in Securities:	$ 374,802,543	$ 298,994,787	$ 75,807,756	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $326,857,798. Net unrealized appreciation aggregated $47,944,745, of which $73,786,303 related to appreciated investment securities and $25,841,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Overseas Fund -
Overseas
Class K
Class F

July 31, 2010

1.804876.106

OVE-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 2.2%
Australia & New Zealand Banking Group Ltd.	2,038,899	$ 42,524,893
Macquarie Group Ltd.	1,524,147	51,303,428
Newcrest Mining Ltd.	1,598,810	47,321,008
TOTAL AUSTRALIA		141,149,329
Austria - 0.7%
Erste Bank AG	563,100	22,600,955
Wienerberger AG (a)	1,786,918	24,780,343
TOTAL AUSTRIA		47,381,298
Bailiwick of Jersey - 1.2%
Shire PLC	1,533,858	35,067,369
WPP PLC	4,083,514	43,402,781
TOTAL BAILIWICK OF JERSEY		78,470,150
Belgium - 1.3%
Ageas	8,054,178	22,181,033
Anheuser-Busch InBev SA NV	780,339	41,328,023
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	24,683
KBC Groupe SA (a)	486,408	21,491,239
TOTAL BELGIUM		85,024,978
Brazil - 0.6%
BM&F BOVESPA SA	5,626,600	41,595,564
Canada - 0.5%
Harry Winston Diamond Corp. (a)	2,390,974	29,632,773
Cayman Islands - 0.3%
Shanda Games Ltd. sponsored ADR (d)	3,226,600	21,392,358
China - 0.4%
China Merchants Bank Co. Ltd. (H Shares)	9,904,000	26,457,419
France - 12.8%
Atos Origin SA (a)	1,320,139	56,693,874
AXA SA	1,801,737	33,216,617
BNP Paribas SA	708,726	48,689,177
Carrefour SA	2,504,355	115,302,604
Compagnie de St. Gobain (d)	980,670	41,750,974
Compagnie Generale de Geophysique SA (a)	1,123,500	21,690,255
Danone	1,069,866	60,015,400
LVMH Moet Hennessy - Louis Vuitton	401,637	49,007,597
Neopost SA (d)	189,400	14,650,814
Pernod-Ricard SA	1,097,967	85,947,979
PPR SA	194,300	25,995,179
Renault SA (a)	1,602,400	71,499,388
Sanofi-Aventis	619,478	36,017,311
Schneider Electric SA	412,223	47,548,470
Societe Generale Series A	878,308	50,637,694
Total SA	1,287,580	65,008,963
TOTAL FRANCE		823,672,296

	Shares	Value
Germany - 14.8%
Bayer AG	636,256	$ 36,582,993
Daimler AG (United States) (a)	433,300	23,419,865
Deutsche Bank AG	413,200	28,865,970
Deutsche Boerse AG	1,541,892	107,957,051
E.ON AG	761,515	22,723,758
Fresenius Medical Care AG & Co. KGaA (d)	1,373,800	75,390,780
HeidelbergCement AG	1,413,029	71,171,389
Linde AG	341,697	40,059,303
Munich Re Group	386,015	53,480,874
Puma AG	64,373	18,814,698
SAP AG	6,151,593	280,939,462
Siemens AG	1,695,180	165,241,986
Software AG (Bearer)	246,700	27,510,658
TOTAL GERMANY		952,158,787
Greece - 0.2%
EFG Eurobank Ergasias SA	1,452,500	11,169,384
Hong Kong - 1.0%
China Unicom (Hong Kong) Ltd. sponsored ADR	4,530,100	61,790,564
Ireland - 0.4%
Bank of Ireland (a)	21,755,300	23,554,075
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	454,800	22,216,980
Italy - 3.5%
Bulgari SpA (d)	12,387,948	97,197,908
ENI SpA	829,474	16,952,726
Intesa Sanpaolo SpA	21,959,738	72,697,910
Saipem SpA	1,039,967	37,410,171
TOTAL ITALY		224,258,715
Japan - 20.8%
Casio Computer Co. Ltd. (d)	1,864,900	13,443,248
Denso Corp.	1,410,300	40,420,169
Fuji Media Holdings, Inc.	13,030	18,875,973
Hitachi Ltd. (a)	7,790,000	32,318,188
Japan Tobacco, Inc.	14,074	45,271,299
JFE Holdings, Inc.	1,288,900	39,893,636
Kawasaki Kisen Kaisha Ltd. (a)	4,228,000	18,051,860
Kenedix, Inc. (a)(d)(e)	71,644	12,003,530
Keyence Corp.	110,000	25,328,319
Kose Corp.	692,300	16,068,890
Marui Group Co. Ltd.	2,186,200	15,329,328
Mazda Motor Corp.	75,480,000	182,531,905
Mitsubishi Corp.	2,021,900	43,724,976
Mitsubishi UFJ Financial Group, Inc.	12,338,400	61,103,024
Mitsui & Co. Ltd.	5,188,900	66,523,589
Mitsui Chemicals, Inc.	5,979,000	17,710,431
Mizuho Financial Group, Inc.	16,857,100	27,316,676
Nikon Corp.	1,462,700	25,420,600
Common Stocks - continued
	Shares	Value
Japan - continued
NKSJ Holdings, Inc. (a)	3,164,000	$ 18,487,937
NTT DoCoMo, Inc.	19,623	31,164,765
Omron Corp.	1,200,300	28,943,306
Panasonic Corp.	2,226,900	29,415,411
Rakuten, Inc.	57,330	43,913,752
Ricoh Co. Ltd.	6,888,000	95,399,895
Showa Denko KK	15,127,000	29,930,194
SOFTBANK CORP.	1,004,500	30,044,923
Sony Corp.	638,700	19,975,086
Sumitomo Mitsui Financial Group, Inc.	1,598,100	49,482,390
T&D Holdings, Inc.	1,257,150	27,535,840
Tokio Marine Holdings, Inc.	1,149,700	31,474,575
Tokyo Broadcasting System Holding	1,852,500	23,578,247
Tokyo Electron Ltd.	1,655,700	88,891,501
Toshiba Corp. (a)	7,253,000	37,932,959
Toto Ltd.	2,025,000	13,800,694
Toyota Motor Corp. sponsored ADR (d)	388,002	27,249,380
Yahoo! Japan Corp.	23,123	8,896,034
TOTAL JAPAN		1,337,452,530
Luxembourg - 0.3%
ArcelorMittal SA Class A unit (d)	588,600	18,070,020
Netherlands - 1.8%
Aegon NV (a)	4,148,600	24,922,601
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,731,800	26,201,676
Koninklijke Philips Electronics NV	1,017,900	31,648,271
Reed Elsevier NV	2,542,072	32,918,460
TOTAL NETHERLANDS		115,691,008
Norway - 1.0%
Aker Solutions ASA	3,633,600	47,113,855
Sevan Marine ASA (a)(d)	18,450,652	18,758,998
TOTAL NORWAY		65,872,853
Spain - 4.1%
Banco Bilbao Vizcaya Argentaria SA	6,338,154	85,007,057
Gas Natural SDG SA	3,481,300	58,214,230
Inditex SA	549,355	36,337,093
Indra Sistemas SA	1,047,400	17,118,715
Repsol YPF SA sponsored ADR (d)	1,759,800	41,619,270
Telefonica SA sponsored ADR	413,586	28,305,826
TOTAL SPAIN		266,602,191
Sweden - 0.3%
Swedbank AB (A Shares) (a)	1,470,300	16,815,360

	Shares	Value
Switzerland - 4.1%
Julius Baer Group Ltd.	2,474,450	$ 86,595,653
Roche Holding AG (participation certificate)	267,163	34,756,456
Swiss Reinsurance Co.	466,189	21,475,444
Transocean Ltd. (a)	556,300	25,706,623
UBS AG (a)(d)	3,507,203	59,543,989
Zurich Financial Services AG	157,737	36,831,298
TOTAL SWITZERLAND		264,909,463
United Kingdom - 20.9%
Anglo American PLC (United Kingdom)	1,578,900	62,515,374
BAE Systems PLC	23,017,400	112,777,931
Barclays PLC	13,142,914	68,038,516
BG Group PLC	3,740,772	59,931,679
BP PLC sponsored ADR	1,464,500	56,339,315
Capita Group PLC	1,188,700	13,404,727
Centrica PLC	16,225,043	77,334,519
GKN PLC (a)	20,626,743	43,706,179
GlaxoSmithKline PLC	2,818,498	49,186,454
HSBC Holdings PLC sponsored ADR	2,680,664	136,928,317
Imperial Tobacco Group PLC	5,754,233	162,809,900
ITV PLC (a)	21,426,630	17,374,057
Lloyds TSB Group PLC (a)	31,001,210	33,444,162
Misys PLC (a)	12,612,600	49,869,418
Rio Tinto PLC	2,710,710	140,227,739
Royal Dutch Shell PLC Class B ADR	2,180,200	116,466,284
Segro PLC	6,698,909	29,418,393
SIG PLC (a)	10,009,000	15,886,493
Tesco PLC	5,051,444	30,949,968
William Hill PLC	26,152,832	68,459,212
TOTAL UNITED KINGDOM		1,345,068,637
United States of America - 4.2%
Corning, Inc.	1,236,200	22,399,944
Fluor Corp.	1,233,700	59,575,373
Morgan Stanley	718,200	19,384,218
NII Holdings, Inc. (a)	2,529,400	94,751,324
Procter & Gamble Co.	369,400	22,592,504
Scientific Games Corp. Class A (a)	4,697,006	49,741,294
TOTAL UNITED STATES OF AMERICA		268,444,657
TOTAL COMMON STOCKS (Cost $6,670,472,884)		6,288,851,389
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Porsche Automobil Holding SE	255,000	12,901,992
Volkswagen AG	905,368	95,946,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $103,726,208)		108,848,717
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	51,639,213	$ 51,639,213
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	166,011,288	166,011,288
TOTAL MONEY MARKET FUNDS (Cost $217,650,501)		217,650,501
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $6,991,849,593)	6,615,350,607
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(180,972,283)
NET ASSETS - 100%	$ 6,434,378,324
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harry Winston Diamond Corp.	$ 35,080,049	$ -	$ 21,459,940	$ -	$ -
Kenedix, Inc.	28,504,228	13,220,143	12,411,387	-	-
William Hill PLC	71,632,544	29,169,053	25,141,971	2,667,780	-
Total	$ 135,216,821	$ 42,389,196	$ 59,013,298	$ 2,667,780	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197,303
Fidelity Securities Lending Cash Central Fund	6,146,908
Total	$ 6,344,211
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,345,068,637	$ 1,054,171,766	$ 290,896,871	$ -
Japan	1,337,452,530	1,136,159,380	201,293,150	-
Germany	1,061,007,504	1,061,007,504	-	-
France	823,672,296	700,955,767	122,716,529	-
United States of America	268,444,657	268,444,657	-	-
Spain	266,602,191	181,595,134	85,007,057	-
Switzerland	264,909,463	205,365,474	59,543,989	-
Italy	224,258,715	207,305,989	16,952,726	-
Australia	141,149,329	141,149,329	-	-
Other	665,134,784	447,419,551	217,715,233	-
Money Market Funds	217,650,501	217,650,501	-	-
Total Investments in Securities:	$ 6,615,350,607	$ 5,621,225,052	$ 994,125,555	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $7,082,431,678. Net unrealized depreciation aggregated $467,081,071, of which $315,144,445 related to appreciated investment securities and $782,225,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pacific Basin Fund

July 31, 2010

1.804825.106

PAF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 8.3%
Austal Ltd.	2,568,947	$ 5,346,377
Australian Worldwide Exploration Ltd. (a)	2,270,671	3,205,202
Goodman Group unit	22,838,757	12,709,374
Iress Market Technology Ltd.	260,098	1,941,635
Lynas Corp. Ltd. (a)	6,378,627	4,386,492
Macquarie Group Ltd.	109,776	3,695,106
MAp Group unit	3,795,977	10,166,978
Navitas Ltd.	1,755,729	6,878,947
Origin Energy Ltd.	599,529	8,375,950
realestate.com.au Ltd.	290,916	2,685,001
TOTAL AUSTRALIA		59,391,062
Bermuda - 5.3%
Biosensors International Group Ltd. (a)	6,564,000	3,933,863
China Animal Healthcare Ltd.	13,770,000	3,037,723
China LotSynergy Holdings Ltd. (a)	21,764,000	896,618
China Water Affairs Group Ltd.	6,846,000	2,555,958
Huabao International Holdings Ltd.	2,977,000	3,840,301
Integrated Distribution Services Group Ltd. (IDS)	1,092,000	2,108,787
Mingyuan Medicare Development Co. Ltd.	28,860,000	3,306,778
Noble Group Ltd.	4,825,527	5,854,930
Vtech Holdings Ltd. (d)	1,172,000	12,463,109
TOTAL BERMUDA		37,998,067
Cayman Islands - 10.0%
Bosideng International Holdings Ltd.	7,610,000	2,351,336
China Dongxiang Group Co. Ltd.	4,351,000	2,464,680
China High Precision Automation Group Ltd. (a)	4,875,000	2,968,619
China Lilang Ltd.	1,747,000	1,931,990
China Real Estate Information Corp. ADR	298,100	2,760,406
CNinsure, Inc. ADR (d)	178,700	4,213,746
Ctrip.com International Ltd. sponsored ADR (a)	356,200	14,340,612
Daphne International Holdings Ltd.	3,308,000	3,062,056
EVA Precision Industrial Holdings Ltd.	9,516,000	4,900,418
Fook Woo Group Holdings Ltd.	7,678,000	2,589,811
Hengan International Group Co. Ltd.	343,000	2,954,194
Hengdeli Holdings Ltd.	5,846,000	2,679,338
Kingdee International Software Group Co. Ltd.	12,772,928	5,377,209
Little Sheep Group Ltd.	4,223,000	2,506,344
Maoye International Holdings Ltd.	6,182,000	2,530,899
Neo-Neon Holdings Ltd.	3,506,000	2,040,183
PCD Stores Group Ltd.	5,244,000	1,667,548
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	242,375	5,661,880
SinoCom Software Group Ltd.	15,226,000	2,313,058
Wasion Group Holdings Ltd. (d)	2,788,000	2,243,322
TOTAL CAYMAN ISLANDS		71,557,649

	Shares	Value
China - 11.2%
51job, Inc. sponsored ADR (a)	157,900	$ 3,980,659
AMVIG Holdings Ltd.	6,142,000	3,400,142
Baidu.com, Inc. sponsored ADR (a)	90,400	7,359,464
BYD Co. Ltd. (H Shares) (d)	285,500	1,964,593
China Metal Recycling (Holdings) Ltd.	2,797,800	2,769,885
Dalian Port (PDA) Co. Ltd. (H Shares)	5,512,000	2,384,335
Digital China Holdings Ltd. (H Shares)	1,403,000	2,275,867
Focus Media Holding Ltd. ADR (a)(d)	125,800	2,280,754
Global Bio-Chem Technology Group Co. Ltd.	16,175,600	2,623,915
Harbin Power Equipment Co. Ltd. (H Shares)	3,194,000	2,796,163
Minth Group Ltd. (d)	4,668,000	7,007,258
People's Food Holdings Ltd.	3,234,000	1,593,338
Ping An Insurance Group Co. China Ltd. (H Shares)	2,309,500	19,133,096
Royale Furniture Holdings Ltd.	13,603,962	3,783,014
Sinotrans Ltd. (H Shares)	10,833,000	2,705,635
Tencent Holdings Ltd.	480,600	9,262,416
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	3,287,426
Zhejiang Expressway Co. Ltd. (H Shares)	1,654,000	1,560,839
TOTAL CHINA		80,168,799
Hong Kong - 4.1%
China Resources Power Holdings Co. Ltd.	1,212,000	2,646,350
China State Construction International Holdings Ltd.	7,402,752	3,230,812
PYI Corp. Ltd. (a)	28,483,617	935,091
REXCAPITAL Financial Holdings Ltd.	33,086,967	2,896,574
Singamas Container Holdings Ltd. (a)	11,732,000	2,477,049
Techtronic Industries Co. Ltd.	9,222,000	7,610,302
Television Broadcasts Ltd.	764,000	3,540,908
Texwinca Holdings Ltd.	2,906,000	2,974,277
Tian An China Investments Co. Ltd.	4,934,800	3,221,041
TOTAL HONG KONG		29,532,404
India - 3.4%
Educomp Solutions Ltd.	158,035	2,070,110
Financial Technologies India Ltd.	75,761	1,995,086
Gateway Distriparks Ltd.	797,796	1,891,078
Geodesic Ltd.	1,605,385	3,049,141
INFO Edge India Ltd.	109,339	2,142,582
Lupin Ltd.	50,446	2,042,364
Max India Ltd. (a)	287,700	955,175
NIIT Ltd.	2,112,406	3,042,120
Reliance Industries Ltd.	78,142	1,700,896
Rural Electrification Corp. Ltd.	456,134	3,100,542
Shriram Transport Finance Co. Ltd.	169,097	2,411,323
TOTAL INDIA		24,400,417
Common Stocks - continued
	Shares	Value
Indonesia - 1.7%
PT Ciputra Development Tbk (a)	137,511,500	$ 5,845,017
PT Lippo Karawaci Tbk (a)	60,762,000	3,296,378
PT Perusahaan Gas Negara Tbk Series B	7,098,740	3,215,877
TOTAL INDONESIA		12,357,272
Ireland - 0.3%
James Hardie Industries NV unit (a)	393,540	2,318,176
Japan - 33.9%
BLife Investment Corp. (d)	406	2,057,599
Credit Saison Co. Ltd.	289,200	3,674,187
Digital Garage, Inc. (d)	4,353	6,396,656
eAccess Ltd. (d)	4,937	3,198,982
FreeBit Co., Ltd. (d)	440	1,311,472
Fuji Fire & Marine Insurance Co. Ltd. (a)	4,294,000	5,862,794
Fujifilm Holdings Corp.	207,700	6,488,747
Fujitsu Ltd.	639,000	4,547,122
GMO Internet, Inc.	800,500	3,075,106
GREE, Inc. (d)	36,200	2,969,719
H.I.S. Co. Ltd.	133,800	3,068,459
Hamakyorex Co. Ltd.	91,100	2,139,809
Haseko Corp. (a)	3,598,000	2,914,203
Hikari Tsushin, Inc.	207,400	3,755,638
Internet Initiative Japan, Inc. (d)	1,332	3,681,976
ISE Chemical Corp. (d)	456,000	2,685,612
Kenedix Realty Investment Corp.	2,783	9,138,738
Mandom Corp.	70,100	1,946,659
Micronics Japan Co. Ltd.	153,400	1,987,943
MS&AD Insurance Group Holdings, Inc.	408,200	9,073,210
Nippon Seiki Co. Ltd.	620,000	6,815,158
Nishimatsu Construction Co. Ltd.	1,899,000	2,351,091
Nitta Corp.	435,600	6,789,160
Nittoku Engineering Co. Ltd.	421,600	3,600,125
NTT Urban Development Co.	4,724	3,831,674
ORIX Corp.	331,330	26,069,357
Panasonic Electric Works Co., Ltd.	441,000	5,607,856
Promise Co. Ltd. (d)	646,850	5,149,353
Rakuten, Inc.	7,323	5,609,287
Risa Partners, Inc. (d)	7,307	3,204,342
Rohto Pharmaceutical Co. Ltd.	591,000	7,255,435
Saizeriya Co. Ltd.	311,200	5,854,917
Sankyo Seiko Co. Ltd.	613,300	1,745,696
SHO-BOND Holdings Co. Ltd.	128,800	2,748,131
So-Net Entertainment Corp.	3,949	9,526,948
SOFTBANK CORP.	637,100	19,055,869
Sony Financial Holdings, Inc.	1,671	6,061,423
Sumitomo Mitsui Financial Group, Inc.	439,900	13,620,739
Sumitomo Trust & Banking Co. Ltd.	1,615,000	8,988,314
Take & Give Needs Co. Ltd. (a)	32,572	1,918,328
Tokyo Ohka Kogyo Co. Ltd.	139,700	2,398,783
Toridoll Corp.	806	1,475,374
Tosoh Corp.	973,000	2,600,671

	Shares	Value
Toyo Seikan Kaisha Ltd.	154,500	$ 2,479,508
Toyo Tanso Co. Ltd. (d)	91,700	4,631,420
Yamato Kogyo Co. Ltd.	185,700	4,529,426
TOTAL JAPAN		243,893,016
Korea (South) - 10.5%
CJ Home Shopping (a)	68,011	6,670,280
Daou Technology, Inc.	1,117,860	6,946,750
eSang Networks Co. Ltd. (a)	130,755	804,816
Halla Climate Control Co.	46,380	678,397
Hyosung Corp.	50,081	3,476,347
Infopia Co. Ltd. (a)	195,412	2,164,360
Interpark Corp. (a)	467,633	1,791,061
Jinsung T.E.C. Co. Ltd. (a)	473,599	2,478,611
Jusung Engineering Co. Ltd. (a)	299,634	5,497,405
KC Tech Co. Ltd.	833,860	4,018,601
LG Chemical Ltd.	23,832	6,629,234
Lock & Lock Co. Ltd.	102,580	3,005,196
MNTECH Co. Ltd.	467,070	4,185,957
NCsoft Corp.	18,167	2,887,673
NHN Corp. (a)	39,143	6,089,461
Plantynet Co. Ltd.	320,785	1,301,854
Power Logics Co. Ltd. (a)	343,039	2,265,173
Sodiff Advanced Materials Co. Ltd.	31,336	2,964,699
The Basic House Co. Ltd. (a)	592,631	7,490,874
TK Corp. (a)	195,708	3,797,504
TOTAL KOREA (SOUTH)		75,144,253
Malaysia - 1.3%
IJM Corp. Bhd	1,637,580	2,597,496
IJM Land Bhd warrants 9/11/13 (a)	116,970	36,740
JobStreet Corp. Bhd	6,159,050	3,965,780
Top Glove Corp. Bhd	1,305,200	2,722,113
TOTAL MALAYSIA		9,322,129
Papua New Guinea - 0.5%
Lihir Gold Ltd.	990,416	3,681,123
Philippines - 0.7%
Alliance Global Group, Inc.	25,222,542	3,185,714
DMCI Holdings, Inc.	4,424,500	1,819,366
TOTAL PHILIPPINES		5,005,080
Singapore - 2.9%
CSE Global Ltd.	7,480,500	5,280,741
Goodpack Ltd.	11,378,000	14,139,878
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	1,626,195
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	2,773
TOTAL SINGAPORE		21,049,587
Taiwan - 2.6%
104 Corp.	479,000	1,692,130
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,411,243	5,691,297
Lite-On Technology Corp.	3,433,000	4,389,518
Common Stocks - continued
	Shares	Value
Taiwan - continued
St. Shine Optical Co. Ltd.	298,000	$ 2,608,519
Tatung Co. Ltd. (a)	23,884,000	4,360,533
TOTAL TAIWAN		18,741,997
Thailand - 1.3%
Asian Property Development PCL (For. Reg.)	9,134,500	1,751,203
Banpu PCL (For. Reg.)	134,600	2,597,106
BEC World PCL (For. Reg.)	2,602,100	2,413,822
Total Access Communication PCL unit	1,543,900	2,255,698
TOTAL THAILAND		9,017,829
United States of America - 0.3%
Sohu.com, Inc. (a)	44,900	2,111,198
TOTAL COMMON STOCKS (Cost $621,132,202)		705,690,058
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	13,361,199	$ 13,361,199
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	31,986,299	31,986,299
TOTAL MONEY MARKET FUNDS (Cost $45,347,498)		45,347,498
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $666,479,700)	751,037,556
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(32,697,484)
NET ASSETS - 100%	$ 718,340,072
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,904
Fidelity Securities Lending Cash Central Fund	220,625
Total	$ 252,529
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 243,893,016	$ 243,893,016	$ -	$ -
China	80,168,799	61,035,703	-	19,133,096
Korea (South)	75,144,253	75,144,253	-	-
Cayman Islands	71,557,649	71,557,649	-	-
Australia	59,391,062	59,391,062	-	-
Bermuda	37,998,067	37,998,067	-	-
Hong Kong	29,532,404	29,532,404	-	-
India	24,400,417	21,299,875	3,100,542	-
Singapore	21,049,587	21,049,587	-	-
Other	62,554,804	58,873,681	3,681,123	-
Money Market Funds	45,347,498	45,347,498	-	-
Total Investments in Securities:	$ 751,037,556	$ 725,122,795	$ 6,781,665	$ 19,133,096
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - China
Beginning Balance	$ 1,920,000
Total Realized Gain (Loss)	1,617,701
Total Unrealized Gain (Loss)	(1,329,524)
Cost of Purchases	3,171,296
Proceeds of Sales	(3,003,349)
Amortization/Accretion	-
Transfers in to Level 3	16,756,972
Transfers out of Level 3	-
Ending Balance	$ 19,133,096
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (795,172)
Equities - Japan
Beginning Balance	$ 1,495,930
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(1,495,930)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -
Equities - Bermuda
Beginning Balance	$ 24
Total Realized Gain (Loss)	(9,958,068)
Total Unrealized Gain (Loss)	9,958,044
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $683,787,402. Net unrealized appreciation aggregated $67,250,154, of which $135,668,665 related to appreciated investment securities and $68,418,511 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Emerging Markets Fund -
Series Emerging Markets
Class F

July 31, 2010

1.873106.101

ILF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	231,900	$ 8,805,243
Bahamas (Nassau) - 0.2%
Petrominerales Ltd.	165,700	4,693,987
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	736,873	1,435,972
Bailiwick of Jersey - 0.2%
Heritage Oil PLC (a)	713,100	4,588,902
Bermuda - 1.6%
CNPC (Hong Kong) Ltd.	5,098,000	6,642,003
Huabao International Holdings Ltd.	12,115,000	15,628,233
Trinity Ltd.	9,884,000	6,349,683
VimpelCom Ltd. ADR (a)	463,700	7,562,947
TOTAL BERMUDA		36,182,866
Brazil - 16.3%
AES Tiete SA (PN) (non-vtg.)	592,700	7,415,070
Anhanguera Educacional Participacoes SA unit	403,976	6,317,509
Banco Do Brasil SA	1,553,957	26,863,971
Banco do Estado do Rio Grande do Sul SA	1,335,000	11,531,788
BM&F BOVESPA SA	1,503,100	11,111,914
BR Properties SA	160,600	1,274,023
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	734,000	11,311,572
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	721,900	12,120,701
Cosan SA Industria e Comercio (a)	791,500	11,383,017
Ecorodovias Infraestrutura e Logistica SA (a)	1,470,400	8,846,649
Gafisa SA sponsored ADR	528,000	7,993,920
Iguatemi Empresa de Shopping Centers SA	750,400	14,918,387
Itau Unibanco Banco Multiplo SA:
ADR	1,348,560	30,194,258
ADR (e)	267,800	5,996,042
Localiza Rent A Car SA	759,900	10,479,144
Lojas Renner SA	281,000	9,431,117
Mills Estruturas e Servicos de Engenharia SA (a)	873,000	7,496,332
Natura Cosmeticos SA	567,700	14,850,270
Net Servicos de Comunicacao SA sponsored ADR (a)(d)	866,400	9,383,112
OGX Petroleo e Gas Participacoes SA (a)	1,629,800	17,164,570
PDG Realty SA Empreendimentos e Participacoes	1,044,200	11,050,647
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR (d)	1,300,800	47,349,120
(PN) sponsored ADR (non-vtg.)	260,700	8,303,295
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	681,100	9,964,493
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA	2,808,100	$ 8,016,299
TIM Participacoes SA sponsored ADR (non-vtg.)	71,200	2,031,336
Vale SA (PN-A) sponsored ADR (a)	1,826,100	44,246,403
TOTAL BRAZIL		367,044,959
Canada - 2.2%
First Quantum Minerals Ltd.	238,100	14,921,350
Niko Resources Ltd.	62,500	6,741,573
Pacific Rubiales Energy Corp. (a)	207,900	4,987,416
Sherritt International Corp.	532,900	3,530,375
Uranium One, Inc. (a)	6,870,200	18,646,683
TOTAL CANADA		48,827,397
Cayman Islands - 2.7%
China Forestry Holdings Co. Ltd.	29,984,000	11,966,579
China High Speed Transmission Equipment Group Co. Ltd.	3,729,000	8,526,172
China Shanshui Cement Group Ltd.	1,935,000	1,041,300
Eurasia Drilling Co. Ltd. GDR (Reg. S)	356,600	7,310,300
Hidili Industry International Development Ltd.	16,377,000	14,800,971
Shenguan Holdings Group Ltd.	7,178,000	6,542,677
Xinao Gas Holdings Ltd.	4,346,000	10,283,808
TOTAL CAYMAN ISLANDS		60,471,807
Chile - 0.5%
Enersis SA	28,874,815	11,965,390
China - 10.1%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	8,074,000	4,885,459
Baidu.com, Inc. sponsored ADR (a)	116,400	9,476,124
China Construction Bank Corp. (H Shares)	54,591,000	46,315,377
China Petroleum & Chemical Corp. (H Shares)	9,136,000	7,372,691
China Shenhua Energy Co. Ltd. (H Shares)	3,820,500	14,706,527
Digital China Holdings Ltd. (H Shares)	3,028,000	4,911,851
Golden Eagle Retail Group Ltd. (H Shares)	4,815,000	11,443,180
Industrial & Commercial Bank of China Ltd. (H Shares)	60,702,000	46,342,177
Jiangsu Expressway Co. Ltd. (H Shares)	980,000	953,820
Maanshan Iron & Steel Co. Ltd. (H Shares)	35,246,000	19,647,915
Minth Group Ltd.	4,156,000	6,238,682
Ping An Insurance Group Co. China Ltd. (H Shares)	2,655,000	21,995,397
Tencent Holdings Ltd.	914,900	17,632,511
Weichai Power Co. Ltd. (H Shares)	1,129,000	9,331,419
ZTE Corp. (H Shares) (d)	1,903,090	6,088,418
TOTAL CHINA		227,341,548
Common Stocks - continued
	Shares	Value
Egypt - 0.7%
Commercial International Bank Ltd.	2,187,700	$ 14,935,149
Orascom Telecom Holding SAE	50	45
TOTAL EGYPT		14,935,194
Hong Kong - 5.2%
Cathay Pacific Airways Ltd.	3,860,000	8,597,103
China Agri-Industries Holding Ltd.	9,619,000	10,885,228
China Mobile (Hong Kong) Ltd. sponsored ADR	682,200	34,751,268
CNOOC Ltd. sponsored ADR (d)	200,600	33,785,052
Cosco Pacific Ltd.	6,538,000	8,922,150
Lenovo Group Ltd.	12,570,000	8,075,224
Shanghai Industrial Holdings Ltd.	1,781,000	8,116,820
Sino-Ocean Land Holdings Ltd.	4,733,500	3,613,731
TOTAL HONG KONG		116,746,576
Hungary - 0.7%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	100,100	9,012,307
OTP Bank Ltd. (a)	322,600	7,749,683
TOTAL HUNGARY		16,761,990
India - 7.8%
Bank of Baroda	888,798	14,995,066
Bank of India	783,833	6,938,490
Dabur India Ltd.	2,241,538	9,551,363
Housing Development and Infrastructure Ltd. (a)	717,151	4,116,448
Idea Cellular Ltd. (a)	5,363,846	8,164,009
Indiabulls Real Estate Ltd. (a)	1,768,413	6,242,915
Infosys Technologies Ltd. sponsored ADR	419,900	25,395,552
Jain Irrigation Systems Ltd.	340,184	9,061,062
Jindal Steel & Power Ltd.	113,045	1,516,974
Larsen & Toubro Ltd.	353,697	13,681,978
Pantaloon Retail India Ltd.	577,207	5,908,056
Power Finance Corp. Ltd.	518,467	3,558,907
Reliance Industries Ltd.	951,391	20,708,676
State Bank of India	109,303	5,897,908
Tata Consultancy Services Ltd.	698,218	12,641,231
Tata Power Co. Ltd.	281,092	8,004,926
Union Bank of India	732,224	5,076,274
Unitech Ltd.	7,825,939	13,691,387
TOTAL INDIA		175,151,222
Indonesia - 3.6%
PT Bakrieland Development Tbk	337,987,500	5,028,234
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Central Asia Tbk	15,502,000	$ 10,317,343
PT Bank Rakyat Indonesia Tbk	12,948,500	14,338,966
PT Bank Tabungan Negara Tbk	7,078,500	1,543,971
PT Gudang Garam Tbk	2,333,500	9,135,641
PT Indocement Tunggal Prakarsa Tbk	6,425,000	12,145,713
PT Indofood Sukses Makmur Tbk	26,240,500	13,575,224
PT Indosat Tbk	12,467,000	6,763,428
PT Perusahaan Gas Negara Tbk Series B	20,493,000	9,283,756
TOTAL INDONESIA		82,132,276
Ireland - 0.3%
Dragon Oil PLC (a)	1,044,000	6,995,833
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit (a)	803,424	6,547,906
Korea (South) - 13.1%
Doosan Heavy Industries & Construction Co. Ltd.	136,130	8,873,913
Hana Financial Group, Inc.	590,460	17,597,725
Hynix Semiconductor, Inc. (a)	655,810	12,475,774
Hyundai Mipo Dockyard Co. Ltd.	62,602	8,574,527
Hyundai Mobis	94,194	16,286,340
KB Financial Group, Inc.	638,470	27,707,330
Kia Motors Corp.	436,170	11,395,180
Korea Electric Power Corp. (a)	425,050	11,915,678
Korea Exchange Bank	257,310	2,643,260
LG Display Co. Ltd.	360,450	11,021,226
LG Innotek Co. Ltd.	62,939	8,514,257
NCsoft Corp.	38,750	6,159,373
Orion Corp.	35,216	10,599,783
POSCO	40,638	16,905,210
Samsung C&T Corp.	259,236	12,997,414
Samsung Electronics Co. Ltd.	94,265	64,556,855
Samsung Engineering Co. Ltd.	98,873	10,324,086
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	361,900	29,939,987
Tong Yang Life Insurance Co. Ltd.	701,670	7,415,661
TOTAL KOREA (SOUTH)		295,903,579
Luxembourg - 0.4%
Millicom International Cellular SA	82,600	7,699,972
Ternium SA sponsored ADR	51,816	1,852,422
TOTAL LUXEMBOURG		9,552,394
Common Stocks - continued
	Shares	Value
Malaysia - 0.6%
Axiata Group Bhd (a)	10,455,600	$ 13,990,061
Mexico - 3.9%
America Movil SAB de CV Series L sponsored ADR	885,200	43,914,772
Corporacion Geo SA de CV Series B (a)	2,335,400	6,647,322
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)(d)	747,900	7,523,874
Gruma SA de CV Series B (a)	3,880,800	5,800,475
Grupo Modelo SAB de CV Series C	2,106,700	11,435,202
Grupo Televisa SA de CV (CPO) sponsored ADR	663,900	12,614,100
TOTAL MEXICO		87,935,745
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	1,850,723	12,140,743
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	7,700	297,297
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	153,000	8,216,100
Poland - 0.6%
ENEA SA	1,208,977	7,254,177
Eurocash SA	820,409	6,113,291
TOTAL POLAND		13,367,468
Russia - 6.5%
LSR Group OJSC:
GDR (Reg. S) (a)	444,500	4,044,950
unit (a)(e)	187,400	1,705,340
Lukoil Oil Co. sponsored:
ADR	390,300	22,286,130
ADR	41,600	2,371,200
Magnit OJSC GDR (Reg. S)	674,700	14,269,905
Magnitogorsk Iron & Steel Works OJSC unit (a)	100,950	1,077,137
Mechel Steel Group OAO sponsored ADR	336,300	7,324,614
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	596,100	7,063,785
OAO Gazprom sponsored ADR	1,072,900	23,174,640
OAO NOVATEK GDR	206,900	15,517,500
OAO Tatneft sponsored ADR	32,600	1,007,666
OGK-2 JSC GDR (Reg. S) (a)	1,162,100	5,956,610
OJSC MMC Norilsk Nickel ADR (a)	376,512	6,189,857
Sberbank (Savings Bank of the Russian Federation) GDR	120,900	35,611,953
TOTAL RUSSIA		147,601,287
Common Stocks - continued
	Shares	Value
South Africa - 7.3%
African Bank Investments Ltd.	1,968,300	$ 9,039,668
African Rainbow Minerals Ltd.	362,900	8,509,939
AngloGold Ashanti Ltd.	397,800	16,138,120
Aspen Pharmacare Holdings Ltd. (a)	835,900	9,339,601
Aveng Ltd.	1,709,500	8,441,686
Blue Label Telecoms Ltd. (a)	11,181,000	6,882,455
Clicks Group Ltd.	1,794,829	8,895,037
FirstRand Ltd.	2,293,400	6,366,800
Gold Fields Ltd. sponsored ADR	971,900	13,149,807
Impala Platinum Holdings Ltd.	276,640	7,489,908
Mr. Price Group Ltd.	1,080,500	7,479,051
MTN Group Ltd.	438,000	7,022,483
Mvelaphanda Resources Ltd. (a)	807,393	4,839,288
Shoprite Holdings Ltd.	1,324,200	16,592,666
Standard Bank Group Ltd.	1,630,531	25,371,217
Truworths International Ltd.	1,225,300	9,794,942
TOTAL SOUTH AFRICA		165,352,668
Sweden - 0.2%
Lundin Petroleum AB (a)	715,600	3,989,435
Taiwan - 5.7%
Acer, Inc.	3,779,755	10,138,428
Chroma ATE, Inc.	2,577,089	5,180,362
Delta Electronics, Inc.	3,121,000	10,781,415
Epistar Corp.	2,224,000	6,125,343
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,337,200	13,458,345
Synnex Technology International Corp.	3,552,000	8,106,167
Taiwan Fertilizer Co. Ltd.	3,779,000	10,467,195
Taiwan Mobile Co. Ltd.	4,506,000	8,902,828
Taiwan Semiconductor Manufacturing Co. Ltd.	3,618,284	6,997,248
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,282,051	33,148,715
Wintek Corp. (a)	8,622,000	7,735,878
Yuanta Financial Holding Co. Ltd.	15,609,000	8,734,696
TOTAL TAIWAN		129,776,620
Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	3,685,300	10,654,779
Banpu PCL unit	495,000	9,551,020
TOTAL THAILAND		20,205,799
Turkey - 1.5%
Asya Katilim Bankasi AS	3,790,000	9,454,256
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi AS	3,571,000	$ 18,479,268
Turkiye Is Bankasi AS Series C	1,893,000	7,095,767
TOTAL TURKEY		35,029,291
United Kingdom - 2.5%
Afren PLC (a)	1,925,172	2,761,278
Cairn Energy PLC (a)	423,001	3,096,914
Faroe Petroleum PLC (a)	438,439	1,150,091
Ferrexpo PLC	1,975,600	8,576,734
Hikma Pharmaceuticals PLC	714,824	8,027,291
International Personal Finance PLC	334,069	1,271,636
Kazakhmys PLC	1,005,000	19,167,103
Premier Oil PLC (a)	373,348	8,537,450
Tullow Oil PLC	155,800	3,008,031
TOTAL UNITED KINGDOM		55,596,528
United States of America - 1.4%
Anadarko Petroleum Corp.	3,300	162,228
Central European Distribution Corp. (a)	264,300	6,890,301
Freeport-McMoRan Copper & Gold, Inc.	249,600	17,856,384
Gran Tierra Energy, Inc. (a)	1,037,100	5,821,360
TOTAL UNITED STATES OF AMERICA		30,730,273
TOTAL COMMON STOCKS (Cost $1,941,812,963)		2,220,314,356
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.24% (b)	23,370,404	23,370,404
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	71,953,550	71,953,550
TOTAL MONEY MARKET FUNDS (Cost $95,323,954)		95,323,954
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $3,174,000)	$ 3,174,056	$ 3,174,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,040,310,917)		2,318,812,310
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(63,316,516)
NET ASSETS - 100%		$ 2,255,495,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,701,382 or 0.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,174,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 1,268,189
Banc of America Securities LLC	479,810
Barclays Capital, Inc.	1,426,001
$ 3,174,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,202
Fidelity Securities Lending Cash Central Fund	160,388
Total	$ 203,590
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 367,044,959	$ 367,044,959	$ -	$ -
Korea (South)	295,903,579	228,354,135	67,549,444	-
China	227,341,548	197,973,460	7,372,691	21,995,397
India	175,151,222	149,171,826	25,979,396	-
South Africa	165,352,668	149,214,548	16,138,120	-
Russia	147,601,287	147,601,287	-	-
Taiwan	129,776,620	122,779,372	6,997,248	-
Hong Kong	116,746,576	116,746,576	-	-
Mexico	87,935,745	87,935,745	-	-
Other	507,460,152	507,460,152	-	-
Money Market Funds	95,323,954	95,323,954	-	-
Cash Equivalents	3,174,000	-	3,174,000	-
Total Investments in Securities:	$ 2,318,812,310	$ 2,169,606,014	$ 127,210,899	$ 21,995,397
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(543,587)
Cost of Purchases	13,064,985
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	9,473,999
Transfers out of Level 3	-
Ending Balance	$ 21,995,397
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (543,587)
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $2,045,908,969. Net unrealized appreciation aggregated $272,903,341, of which $321,784,476 related to appreciated investment securities and $48,881,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Growth Fund

July 31, 2010

1.907949.100

GSV-S-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 3.8%
CSL Ltd.	697,781	$ 20,924,170
Leighton Holdings Ltd.	919,227	24,528,678
MAp Group unit	1,509,398	4,042,705
OZ Minerals Ltd. (a)	14,765,540	16,433,537
Woolworths Ltd.	1,587,770	37,052,330
Worleyparsons Ltd.	403,840	8,455,694
TOTAL AUSTRALIA		111,437,114
Austria - 0.5%
Andritz AG	231,300	14,507,996
Bailiwick of Guernsey - 0.2%
Resolution Ltd. (d)	327,189	1,222,868
Resolution Ltd. rights 8/5/10 (a)	3,357,184	4,580,904
TOTAL BAILIWICK OF GUERNSEY		5,803,772
Bailiwick of Jersey - 1.0%
Informa PLC	2,307,721	14,202,642
Randgold Resources Ltd. sponsored ADR	174,065	15,644,962
TOTAL BAILIWICK OF JERSEY		29,847,604
Belgium - 3.4%
Anheuser-Busch InBev SA NV	1,562,791	82,767,954
Umicore SA	459,564	15,501,414
TOTAL BELGIUM		98,269,368
Bermuda - 1.1%
Lazard Ltd. Class A	324,000	9,613,080
Seadrill Ltd. (d)	694,000	16,111,633
Trinity Ltd.	9,970,000	6,404,931
TOTAL BERMUDA		32,129,644
Brazil - 4.1%
Banco ABC Brasil SA	2,152,000	17,022,644
BM&F BOVESPA SA	3,249,800	24,024,680
BR Malls Participacoes SA	903,300	13,581,605
Braskem SA Class A sponsored ADR (d)	1,285,900	19,648,552
Fibria Celulose SA sponsored ADR (a)(d)	616,900	9,685,330
Iguatemi Empresa de Shopping Centers SA	292,600	5,817,058
Itau Unibanco Banco Multiplo SA ADR	653,300	14,627,387
Multiplan Empreendimentos Imobiliarios SA	344,900	6,531,231
Vale SA sponsored ADR (a)	240,400	6,683,120
TOTAL BRAZIL		117,621,607
Common Stocks - continued
	Shares	Value
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	231,300	$ 12,922,379
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,800	12,269,663
Goldcorp, Inc.	164,000	6,429,496
Niko Resources Ltd.	253,400	27,333,034
Open Text Corp. (a)	275,400	10,901,334
Pan American Silver Corp.	296,400	6,805,346
Petrobank Energy & Resources Ltd. (a)	264,400	10,892,884
TOTAL CANADA		87,554,136
Cayman Islands - 0.5%
China Lilang Ltd.	5,853,000	6,472,774
Wynn Macau Ltd.	5,225,800	8,894,120
TOTAL CAYMAN ISLANDS		15,366,894
Chile - 0.4%
Banco Santander Chile sponsored ADR	143,300	11,895,333
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	207,120	16,861,639
China Nepstar Chain Drugstore Ltd. ADR	119,113	359,721
TOTAL CHINA		17,221,360
Denmark - 2.4%
Novo Nordisk AS Series B sponsored ADR	616,900	53,071,907
William Demant Holding AS (a)	235,300	17,245,181
TOTAL DENMARK		70,317,088
Finland - 1.7%
Metso Corp.	363,500	14,336,211
Nokian Tyres PLC (d)	649,000	18,211,670
Outotec OYJ	442,900	15,683,983
TOTAL FINLAND		48,231,864
France - 2.4%
Danone	666,705	37,399,606
Remy Cointreau SA (d)	226,491	12,380,564
Safran SA	771,186	20,816,144
TOTAL FRANCE		70,596,314
Germany - 3.9%
Colonia Real Estate AG (a)	493,240	2,757,888
E.ON AG	183,135	5,464,785
Linde AG	321,570	37,699,687
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	156,984	$ 14,574,021
Siemens AG sponsored ADR	528,800	51,499,832
TOTAL GERMANY		111,996,213
Hong Kong - 1.3%
Hong Kong Exchanges and Clearing Ltd.	2,236,300	36,765,434
Ireland - 1.1%
CRH PLC sponsored ADR (d)	947,400	19,923,822
James Hardie Industries NV unit (a)	2,264,629	13,339,964
TOTAL IRELAND		33,263,786
Italy - 1.7%
Azimut Holdings SpA	1,554,966	15,585,053
Fiat SpA	1,740,600	22,300,446
Saipem SpA	345,365	12,423,629
TOTAL ITALY		50,309,128
Japan - 9.2%
Autobacs Seven Co. Ltd.	418,600	15,571,871
Denso Corp.	793,200	22,733,658
East Japan Railway Co.	374,600	24,142,574
Fanuc Ltd.	286,400	33,834,469
Fast Retailing Co. Ltd.	110,200	16,486,965
Japan Steel Works Ltd.	1,542,000	14,880,278
Keyence Corp.	101,400	23,348,105
Kobayashi Pharmaceutical Co. Ltd.	385,600	16,262,794
MS&AD Insurance Group Holdings, Inc.	459,900	10,222,365
Nippon Thompson Co. Ltd.	1,763,000	11,647,937
Osaka Securities Exchange Co. Ltd.	2,644	13,154,990
Shiseido Co. Ltd.	881,300	19,721,541
SHO-BOND Holdings Co. Ltd.	292,600	6,243,036
USS Co. Ltd.	307,360	23,116,459
Yamato Kogyo Co. Ltd.	605,900	14,778,562
TOTAL JAPAN		266,145,604
Korea (South) - 0.8%
NHN Corp. (a)	155,552	24,199,164
Luxembourg - 0.2%
ArcelorMittal SA Class A unit	177,700	5,455,390
Common Stocks - continued
	Shares	Value
Mexico - 1.2%
Cemex SA de CV sponsored ADR	557,232	$ 5,260,270
Wal-Mart de Mexico SA de CV Series V	13,175,600	30,601,233
TOTAL MEXICO		35,861,503
Netherlands - 2.5%
ASM International NV unit (a)	771,165	19,618,438
ASML Holding NV	705,100	22,697,169
Koninklijke KPN NV	1,050,527	14,623,103
QIAGEN NV (a)	815,200	15,260,544
TOTAL NETHERLANDS		72,199,254
Norway - 0.0%
Pronova BioPharma ASA (a)	35,000	85,865
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR	550,800	20,401,632
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	166,600	6,432,426
Portugal - 0.4%
Jeronimo Martins SGPS SA	1,077,700	11,777,741
Singapore - 1.5%
City Developments Ltd.	1,150,000	10,232,370
Singapore Exchange Ltd.	4,627,000	26,062,813
Wing Tai Holdings Ltd.	4,599,000	6,087,359
TOTAL SINGAPORE		42,382,542
South Africa - 2.3%
African Rainbow Minerals Ltd.	874,600	20,509,210
Clicks Group Ltd.	3,042,738	15,079,580
JSE Ltd.	1,620,000	15,768,477
Mr. Price Group Ltd.	2,346,500	16,242,105
TOTAL SOUTH AFRICA		67,599,372
Spain - 1.3%
Inditex SA	363,432	24,039,214
Prosegur Compania de Seguridad SA (Reg.)	261,300	12,849,531
TOTAL SPAIN		36,888,745
Sweden - 1.5%
H&M Hennes & Mauritz AB (B Shares)	1,126,320	35,484,230
Swedish Match Co.	368,800	8,711,610
TOTAL SWEDEN		44,195,840
Common Stocks - continued
	Shares	Value
Switzerland - 12.6%
Actelion Ltd. (a)	240,637	$ 9,733,605
Credit Suisse Group sponsored ADR	361,400	16,396,718
Nestle SA	2,672,365	132,136,526
Novartis AG sponsored ADR (d)	1,005,100	48,988,574
Roche Holding AG (participation certificate)	543,000	70,641,352
Sonova Holding AG Class B	336,026	40,779,306
The Swatch Group AG:
(Bearer)	83,720	25,930,653
(Reg.)	25,117	1,411,934
UBS AG (a)(d)	430,910	7,315,830
UBS AG (NY Shares) (a)	804,200	13,647,274
TOTAL SWITZERLAND		366,981,772
Turkey - 2.3%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	956,000	12,050,687
Asya Katilim Bankasi AS	5,288,000	13,191,057
Coca-Cola Icecek AS	1,345,416	14,013,820
Turkiye Garanti Bankasi AS	5,343,000	27,649,041
TOTAL TURKEY		66,904,605
United Kingdom - 20.0%
Anglo American PLC (United Kingdom)	536,800	21,254,198
Babcock International Group PLC	1,872,800	16,272,639
BAE Systems PLC	3,338,000	16,355,137
Bellway PLC	673,000	6,116,815
BG Group PLC	3,792,295	60,757,139
BHP Billiton PLC ADR	1,828,700	112,538,198
Cobham PLC	2,602,400	9,693,810
GlaxoSmithKline PLC sponsored ADR	771,100	27,119,587
Imperial Tobacco Group PLC	416,641	11,788,414
InterContinental Hotel Group PLC ADR	1,277,900	22,235,460
Johnson Matthey PLC	641,600	17,016,287
Mothercare PLC	721,100	5,903,680
Reckitt Benckiser Group PLC	660,000	32,348,250
Rio Tinto PLC	466,500	24,132,512
Rio Tinto PLC sponsored ADR	892,300	46,328,216
Serco Group PLC	3,206,111	27,832,551
Shaftesbury PLC	2,019,600	12,670,163
Standard Chartered PLC (United Kingdom)	1,909,257	55,158,297
Tesco PLC	6,769,929	41,479,048
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC (a)	1,964,900	$ 5,846,078
Victrex PLC	376,207	7,198,525
TOTAL UNITED KINGDOM		580,045,004
United States of America - 9.8%
Allergan, Inc.	195,600	11,943,336
Autoliv, Inc. (d)	473,700	27,209,328
Berkshire Hathaway, Inc. Class B (a)	220,300	17,209,836
Cymer, Inc. (a)	198,600	6,609,408
ION Geophysical Corp. (a)	1,546,800	6,790,452
JPMorgan Chase & Co.	273,619	11,021,373
Juniper Networks, Inc. (a)	1,850,800	51,415,224
Martin Marietta Materials, Inc.	66,100	5,644,940
Mead Johnson Nutrition Co. Class A	418,600	22,244,404
Mohawk Industries, Inc. (a)	308,500	15,094,905
Philip Morris International, Inc.	313,500	16,001,040
ResMed, Inc. (a)	231,300	15,194,097
Union Pacific Corp.	286,400	21,385,488
Visa, Inc. Class A	771,200	56,567,520
TOTAL UNITED STATES OF AMERICA		284,331,351
TOTAL COMMON STOCKS (Cost $2,831,699,795)		2,895,022,465
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.24% (b)	1,282,952	1,282,952
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	44,995,305	44,995,305
TOTAL MONEY MARKET FUNDS (Cost $46,278,257)		46,278,257
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,877,978,052)		2,941,300,722
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(36,092,563)
NET ASSETS - 100%		$ 2,905,208,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,847
Fidelity Securities Lending Cash Central Fund	434,020
Total	$ 492,867
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 580,045,004	$ 555,912,492	$ 24,132,512	$ -
Switzerland	366,981,772	359,665,942	7,315,830	-
United States of America	284,331,351	284,331,351	-	-
Japan	266,145,604	266,145,604	-	-
Brazil	117,621,607	117,621,607	-	-
Germany	111,996,213	111,996,213	-	-
Australia	111,437,114	111,437,114	-	-
Belgium	98,269,368	98,269,368	-	-
Canada	87,554,136	87,554,136	-	-
Other	870,640,296	870,640,296	-	-
Money Market Funds	46,278,257	46,278,257	-	-
Total Investments in Securities:	$ 2,941,300,722	$ 2,909,852,380	$ 31,448,342	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $2,879,592,897. Net unrealized appreciation aggregated $61,707,825, of which $156,093,008 related to appreciated investment securities and $94,385,183 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Small Cap Fund -
Series International Small Cap
Class F

July 31, 2010

1.907962.100

SCF-S-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 0.6%
MAp Group unit	698,873	$ 1,871,831
OZ Minerals Ltd. (a)	1,252,146	1,393,595
TOTAL AUSTRALIA		3,265,426
Austria - 0.8%
Andritz AG	66,800	4,189,944
Bailiwick of Guernsey - 0.3%
Resolution Ltd. (d)	88,435	330,526
Resolution Ltd. rights 8/5/10 (a)	1,062,386	1,449,634
TOTAL BAILIWICK OF GUERNSEY		1,780,160
Bailiwick of Jersey - 2.0%
Informa PLC	1,275,935	7,852,616
Randgold Resources Ltd. sponsored ADR	32,100	2,885,148
TOTAL BAILIWICK OF JERSEY		10,737,764
Belgium - 1.3%
Gimv NV	54,600	2,689,958
Umicore SA	127,990	4,317,192
TOTAL BELGIUM		7,007,150
Bermuda - 2.1%
Aquarius Platinum Ltd. (Australia)	457,840	1,963,671
Great Eagle Holdings Ltd.	1,245,000	3,237,721
Lazard Ltd. Class A	78,400	2,326,128
Seadrill Ltd.	55,802	1,295,477
Trinity Ltd.	3,884,000	2,495,161
TOTAL BERMUDA		11,318,158
Brazil - 4.1%
Banco ABC Brasil SA	727,000	5,750,680
BR Malls Participacoes SA	149,600	2,249,317
Braskem SA Class A sponsored ADR (d)	442,100	6,755,288
Fibria Celulose SA sponsored ADR (a)(d)	132,700	2,083,390
Iguatemi Empresa de Shopping Centers SA	67,000	1,331,999
MRV Engenharia e Participacoes SA	157,400	1,418,703
Multiplan Empreendimentos Imobiliarios SA	67,900	1,285,795
Odontoprev SA	142,400	1,340,188
TOTAL BRAZIL		22,215,360
Canada - 5.3%
Agnico-Eagle Mines Ltd. (Canada)	36,600	2,044,786
Eldorado Gold Corp.	152,100	2,471,005
Common Stocks - continued
	Shares	Value
Canada - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,600	$ 4,222,676
Niko Resources Ltd.	69,100	7,453,483
Open Text Corp. (a)	58,800	2,327,518
Pan American Silver Corp.	56,100	1,288,056
Petrobank Energy & Resources Ltd. (a)	185,000	7,621,723
Quadra FNX Mining Ltd. (a)	118,800	1,438,844
TOTAL CANADA		28,868,091
Cayman Islands - 0.9%
China Lilang Ltd. (d)	2,120,000	2,344,487
Vantage Drilling Co. (a)	982,469	1,306,684
Wynn Macau Ltd.	753,200	1,281,919
TOTAL CAYMAN ISLANDS		4,933,090
China - 0.2%
China Hongxing Sports Ltd.	6,394,000	728,782
China Nepstar Chain Drugstore Ltd. ADR (d)	54,300	163,986
TOTAL CHINA		892,768
Denmark - 0.5%
William Demant Holding AS (a)	39,600	2,902,291
Finland - 2.5%
Metso Corp.	82,400	3,249,804
Nokian Tyres PLC	154,900	4,346,668
Outotec OYJ	165,600	5,864,230
TOTAL FINLAND		13,460,702
France - 3.0%
Audika SA	90,341	2,373,758
Laurent-Perrier Group	32,126	2,856,050
Remy Cointreau SA (d)	63,800	3,487,467
Saft Groupe SA	157,749	5,408,365
Virbac SA	18,800	2,266,526
TOTAL FRANCE		16,392,166
Germany - 2.7%
Bilfinger Berger AG	64,218	3,666,414
Colonia Real Estate AG (a)	220,083	1,230,566
CTS Eventim AG	60,421	3,085,414
Fielmann AG	36,744	2,903,588
Software AG (Bearer)	34,400	3,836,103
TOTAL GERMANY		14,722,085
Common Stocks - continued
	Shares	Value
Greece - 0.6%
Terna Energy SA	694,900	$ 3,423,538
India - 0.6%
Jyothy Laboratories Ltd.	495,096	3,027,573
Ireland - 0.9%
James Hardie Industries NV unit (a)	785,586	4,627,552
Israel - 0.4%
Partner Communications Co. Ltd. ADR	124,200	2,055,510
Italy - 2.4%
Azimut Holdings SpA	878,164	8,801,628
Interpump Group SpA (a)	742,717	4,017,284
TOTAL ITALY		12,818,912
Japan - 22.2%
Aozora Bank Ltd.	1,796,000	2,389,818
Asahi Co. Ltd. (d)	87,300	1,298,010
Autobacs Seven Co. Ltd.	145,700	5,420,023
Daikoku Denki Co. Ltd.	211,500	2,892,601
Daikokutenbussan Co. Ltd.	134,600	4,142,736
FCC Co. Ltd.	163,500	3,166,896
Fukuoka (REIT) Investment Fund	558	3,525,230
GCA Savvian Group Corp. (a)	1,843	1,876,587
Glory Ltd.	83,000	1,931,305
Goldcrest Co. Ltd.	62,650	1,280,184
Gunma Bank Ltd.	555,000	2,979,693
Japan Steel Works Ltd.	302,000	2,914,296
Kamigumi Co. Ltd.	355,000	2,784,958
Kobayashi Pharmaceutical Co. Ltd.	183,300	7,730,732
Kyoto Kimono Yuzen Co. Ltd.	131,000	1,303,558
Meiko Network Japan Co. Ltd.	19,400	137,826
Miraial Co. Ltd.	32,400	873,497
MS&AD Insurance Group Holdings, Inc.	61,830	1,374,318
Nabtesco Corp.	268,000	4,242,106
Nachi-Fujikoshi Corp.	1,263,000	3,755,754
Nagaileben Co. Ltd.	52,800	1,289,682
Nihon Parkerizing Co. Ltd.	233,000	2,997,929
Nippon Seiki Co. Ltd.	217,000	2,385,305
Nippon Thompson Co. Ltd.	1,096,000	7,241,146
Nitto Kohki Co. Ltd.	61,900	1,375,158
Obic Co. Ltd.	15,580	2,940,235
Osaka Securities Exchange Co. Ltd.	1,787	8,891,062
OSG Corp.	243,200	2,687,371
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	148,900	$ 3,176,993
Shoei Co. Ltd.	85,000	839,919
The Daishi Bank Ltd., Niigata	523,000	1,809,395
The Nippon Synthetic Chemical Industry Co. Ltd.	210,000	1,280,532
THK Co. Ltd.	138,100	2,727,645
Toho Holdings Co. Ltd.	188,400	2,816,463
Toridoll Corp.	670	1,226,428
Tsumura & Co.	93,800	2,820,783
Tsutsumi Jewelry Co. Ltd.	48,000	1,116,344
USS Co. Ltd.	117,550	8,840,902
Yamatake Corp.	116,500	2,976,361
Yamato Kogyo Co. Ltd.	229,800	5,605,073
TOTAL JAPAN		121,064,854
Korea (South) - 0.7%
NCsoft Corp.	7,448	1,183,871
NHN Corp. (a)	18,260	2,840,701
TOTAL KOREA (SOUTH)		4,024,572
Luxembourg - 0.2%
GlobeOp Financial Services SA	303,300	1,355,733
Netherlands - 2.9%
Aalberts Industries NV	261,800	3,901,817
ASM International NV unit (a)(d)	244,000	6,207,360
Heijmans NV unit (a)	49,600	786,097
QIAGEN NV (a)	258,200	4,833,504
TOTAL NETHERLANDS		15,728,778
Norway - 0.3%
Sevan Marine ASA (a)(d)	1,404,700	1,428,175
Papua New Guinea - 0.2%
Oil Search Ltd.	250,842	1,325,530
Philippines - 0.5%
Jollibee Food Corp.	1,636,300	2,785,574
Portugal - 0.4%
Jeronimo Martins SGPS SA	222,600	2,432,704
Singapore - 2.9%
Allgreen Properties Ltd.	3,670,000	3,157,512
Keppel Land Ltd.	472,000	1,402,221
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	1,402,000	$ 7,897,140
Wing Tai Holdings Ltd.	2,425,000	3,209,795
TOTAL SINGAPORE		15,666,668
South Africa - 3.0%
African Rainbow Minerals Ltd.	215,027	5,042,344
Clicks Group Ltd.	850,474	4,214,885
JSE Ltd.	304,800	2,966,810
Mr. Price Group Ltd.	553,700	3,832,625
TOTAL SOUTH AFRICA		16,056,664
Spain - 1.5%
Grifols SA (d)	119,700	1,334,362
Prosegur Compania de Seguridad SA (Reg.)	142,600	7,012,411
TOTAL SPAIN		8,346,773
Sweden - 1.0%
Intrum Justitia AB	232,800	2,676,974
Swedish Match Co.	117,600	2,777,889
TOTAL SWEDEN		5,454,863
Switzerland - 2.4%
Actelion Ltd. (a)	29,929	1,210,608
Bank Sarasin & Co. Ltd. Series B (Reg.)	192,152	7,121,182
Sonova Holding AG Class B	39,648	4,811,586
TOTAL SWITZERLAND		13,143,376
Turkey - 2.4%
Albaraka Turk Katilim Bankasi AS	1,560,000	2,690,904
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	172,000	2,168,115
Asya Katilim Bankasi AS	1,705,000	4,253,168
Coca-Cola Icecek AS	291,000	3,031,049
Tupras-Turkiye Petrol Rafinerileri AS	51,000	1,158,860
TOTAL TURKEY		13,302,096
United Kingdom - 16.6%
AMEC PLC	180,035	2,465,063
Babcock International Group PLC	535,300	4,651,187
Bellway PLC	324,700	2,951,159
Britvic PLC	558,100	4,201,555
Cobham PLC	679,900	2,532,594
Dechra Pharmaceuticals PLC	236,203	1,537,412
Derwent London PLC	110,800	2,330,373
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Great Portland Estates PLC	752,400	$ 3,555,533
H&T Group PLC	316,624	1,117,334
InterContinental Hotel Group PLC ADR	276,900	4,818,060
Johnson Matthey PLC	167,700	4,447,680
Meggitt PLC	981,226	4,604,553
Micro Focus International PLC	316,100	2,049,023
Mothercare PLC	442,000	3,618,675
Persimmon PLC (a)	369,400	2,045,745
Rotork PLC	108,900	2,579,061
Serco Group PLC	841,205	7,302,580
Shaftesbury PLC	596,000	3,739,066
Spectris PLC	288,157	4,087,847
Spirax-Sarco Engineering PLC	266,900	6,534,439
SSL International PLC	151,574	2,807,576
Ted Baker PLC	342,000	2,861,656
Ultra Electronics Holdings PLC	131,400	3,326,256
Unite Group PLC (a)	1,774,200	5,278,697
Victrex PLC	253,900	4,858,244
TOTAL UNITED KINGDOM		90,301,368
United States of America - 9.3%
Advanced Energy Industries, Inc. (a)	184,000	3,240,240
Autoliv, Inc. (d)	108,300	6,220,752
Cymer, Inc. (a)	87,400	2,908,672
Dril-Quip, Inc. (a)	46,000	2,404,880
ION Geophysical Corp. (a)	566,400	2,486,496
Juniper Networks, Inc. (a)	158,000	4,389,240
Kansas City Southern (a)	116,300	4,268,210
Lam Research Corp. (a)	26,400	1,113,816
Martin Marietta Materials, Inc. (d)	33,300	2,843,820
Mohawk Industries, Inc. (a)	124,300	6,081,999
PriceSmart, Inc.	335,300	9,388,396
ResMed, Inc. (a)	59,200	3,888,848
Solutia, Inc. (a)	94,900	1,339,039
TOTAL UNITED STATES OF AMERICA		50,574,408
TOTAL COMMON STOCKS (Cost $514,061,321)		531,630,376
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	8,322,517	$ 8,322,517
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	14,019,500	14,019,500
TOTAL MONEY MARKET FUNDS (Cost $22,342,017)		22,342,017
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $536,403,338)		553,972,393
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(9,790,423)
NET ASSETS - 100%		$ 544,181,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,449
Fidelity Securities Lending Cash Central Fund	82,052
Total	$ 95,501
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $536,552,063. Net unrealized appreciation aggregated $17,420,330, of which $36,829,053 related to appreciated investment securities and $19,408,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International Value Fund

July 31, 2010

1.907975.100

VSF-S-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 2.8%
Intoll Group unit	5,726,265	$ 7,616,674
Macquarie Group Ltd.	902,496	30,378,394
MAp Group unit	962,599	2,578,183
Wesfarmers Ltd.	540,360	15,201,292
Westfield Group unit	2,328,377	25,724,418
TOTAL AUSTRALIA		81,498,961
Bailiwick of Jersey - 1.5%
Informa PLC	2,511,448	15,456,460
United Business Media Ltd.	1,992,100	17,199,875
WPP PLC	946,236	10,057,336
TOTAL BAILIWICK OF JERSEY		42,713,671
Bermuda - 1.3%
Seadrill Ltd. (d)	1,337,200	31,043,912
VimpelCom Ltd. ADR (a)	523,300	8,535,023
TOTAL BERMUDA		39,578,935
Brazil - 2.1%
Banco Do Brasil SA	972,012	16,803,619
Banco Santander (Brasil) SA ADR (d)	1,110,400	14,790,528
Cyrela Brazil Realty SA	683,200	9,569,074
Itau Unibanco Banco Multiplo SA:
ADR	218,200	4,885,498
ADR (e)	170,100	3,808,539
Vivo Participacoes SA sponsored ADR	401,600	10,738,784
TOTAL BRAZIL		60,596,042
Canada - 2.6%
Open Text Corp. (a)	139,100	5,506,084
Petrobank Energy & Resources Ltd. (a)	378,700	15,601,873
Power Corp. of Canada (sub. vtg.)	356,400	9,257,143
Suncor Energy, Inc.	455,500	15,017,165
Toronto-Dominion Bank	439,000	31,243,971
TOTAL CANADA		76,626,236
Cayman Islands - 0.7%
China High Speed Transmission Equipment Group Co. Ltd.	3,112,000	7,115,432
Hengdeli Holdings Ltd.	32,560,000	14,922,897
TOTAL CAYMAN ISLANDS		22,038,329
China - 1.3%
China Merchants Bank Co. Ltd. (H Shares)	6,705,445	17,912,840
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	17,982,000	$ 13,728,131
Nine Dragons Paper (Holdings) Ltd.	5,424,000	7,876,758
TOTAL CHINA		39,517,729
Denmark - 1.1%
Novo Nordisk AS Series B	116,552	9,974,336
Vestas Wind Systems AS (a)	453,791	22,066,451
TOTAL DENMARK		32,040,787
France - 12.2%
Atos Origin SA (a)	157,964	6,783,824
AXA SA sponsored ADR	3,455,500	63,753,975
BNP Paribas SA	556,175	38,208,988
Carrefour SA	60,957	2,806,511
Christian Dior SA	88,700	9,613,890
Compagnie de St. Gobain	419,977	17,880,070
Credit Agricole SA	1,145,100	15,685,818
PPR SA	131,700	17,619,995
Renault SA (a)	140,800	6,282,522
Sanofi-Aventis	111,267	6,469,218
Sanofi-Aventis sponsored ADR	958,500	27,930,690
Schneider Electric SA	120,054	13,847,806
Societe Generale Series A	784,092	45,205,795
Total SA	98,731	4,984,855
Total SA sponsored ADR	967,700	48,994,651
Unibail-Rodamco	165,126	32,583,849
TOTAL FRANCE		358,652,457
Germany - 6.5%
Allianz AG sponsored ADR	895,300	10,403,386
BASF AG	305,484	17,841,217
Bayerische Motoren Werke AG (BMW)	195,290	10,514,685
Daimler AG (United States) (a)	556,100	30,057,205
Deutsche Boerse AG	201,200	14,087,211
E.ON AG	2,045,228	61,030,009
HeidelbergCement AG	245,100	12,345,187
Metro AG	190,800	10,592,490
Munich Re Group	166,882	23,120,851
TOTAL GERMANY		189,992,241
Common Stocks - continued
	Shares	Value
Greece - 0.6%
Hellenic Telecommunications Organization SA	1,065,622	$ 8,691,109
Public Power Corp. of Greece	486,800	7,746,888
TOTAL GREECE		16,437,997
Hong Kong - 4.6%
China Resources Power Holdings Co. Ltd.	7,244,000	15,816,960
CNOOC Ltd.	9,274,000	15,630,226
Hang Lung Group Ltd.	1,299,000	7,625,929
Hutchison Whampoa Ltd.	2,177,000	14,377,869
Swire Pacific Ltd. (A Shares)	4,130,500	50,198,803
Techtronic Industries Co. Ltd.	11,267,000	9,297,904
Wharf Holdings Ltd.	4,098,000	22,422,272
TOTAL HONG KONG		135,369,963
India - 0.4%
Bank of Baroda	643,260	10,852,552
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	16,783,500	18,585,784
PT Semen Gresik Tbk	8,649,000	8,948,924
TOTAL INDONESIA		27,534,708
Ireland - 0.4%
CRH PLC sponsored ADR (d)	616,500	12,964,995
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	157,300	7,684,105
Italy - 2.8%
Intesa Sanpaolo SpA	16,408,028	54,318,924
UniCredit SpA	9,466,500	26,527,050
TOTAL ITALY		80,845,974
Japan - 18.5%
Aisin Seiki Co. Ltd.	382,500	10,688,314
Credit Saison Co. Ltd.	525,000	6,669,945
Denso Corp.	826,800	23,696,657
East Japan Railway Co.	482,900	31,122,395
Honda Motor Co. Ltd.	509,800	16,123,689
Honda Motor Co. Ltd. sponsored ADR	66,900	2,125,413
Japan Retail Fund Investment Corp.	13,061	16,820,241
Japan Tobacco, Inc.	1,686	5,423,292
JSR Corp.	467,700	8,193,206
Konica Minolta Holdings, Inc.	1,043,000	10,982,123
Miraca Holdings, Inc.	591,100	17,591,081
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	8,690,400	$ 43,037,162
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,145,400	5,704,092
Mitsui & Co. Ltd.	4,452,400	57,081,390
Nippon Electric Glass Co. Ltd.	1,921,000	24,472,328
Nippon Telegraph & Telephone Corp.	187,800	7,808,237
Obic Co. Ltd.	70,970	13,393,355
ORIX Corp.	301,460	23,719,155
Promise Co. Ltd. (d)	1,097,150	8,734,038
Seven & i Holdings Co., Ltd.	342,500	8,199,392
SOFTBANK CORP.	347,700	10,399,821
Sumitomo Corp.	2,720,100	28,892,702
Sumitomo Metal Industries Ltd.	4,939,000	11,943,893
Sumitomo Mitsui Financial Group, Inc.	819,500	25,374,394
Tokio Marine Holdings, Inc.	475,600	13,020,186
Tokyo Electron Ltd.	99,100	5,320,498
Tokyo Gas Co., Ltd.	7,847,000	35,682,626
Toyota Motor Corp.	1,365,100	47,903,727
Toyota Motor Corp. sponsored ADR	12,600	884,898
USS Co. Ltd.	106,400	8,002,314
Xebio Co. Ltd.	224,300	4,448,368
Yamada Denki Co. Ltd.	160,990	10,878,584
TOTAL JAPAN		544,337,516
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	289,300	11,878,322
Shinhan Financial Group Co. Ltd. sponsored ADR	45,200	3,739,396
TOTAL KOREA (SOUTH)		15,617,718
Luxembourg - 1.0%
ArcelorMittal SA:
(Netherlands)	309,356	9,472,308
Class A unit (d)	642,100	19,712,470
TOTAL LUXEMBOURG		29,184,778
Netherlands - 2.9%
Gemalto NV	464,629	19,075,587
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	2,414,052	23,154,041
sponsored ADR (a)(d)	1,772,500	17,051,450
Koninklijke Ahold NV	1,121,933	14,403,373
Koninklijke KPN NV	916,453	12,756,822
TOTAL NETHERLANDS		86,441,273
Common Stocks - continued
	Shares	Value
Norway - 0.7%
Aker Solutions ASA	969,500	$ 12,570,697
DnB NOR ASA	570,200	7,083,492
Pronova BioPharma ASA (a)	35,000	85,865
TOTAL NORWAY		19,740,054
Portugal - 0.7%
Energias de Portugal SA	6,169,890	20,288,770
Russia - 0.6%
Mechel Steel Group OAO sponsored ADR	352,400	7,675,272
OAO Gazprom sponsored ADR	467,700	10,102,320
TOTAL RUSSIA		17,777,592
Singapore - 1.9%
DBS Group Holdings Ltd.	870,107	9,213,575
United Overseas Bank Ltd.	2,308,677	33,715,953
Yanlord Land Group Ltd.	8,488,000	11,609,442
TOTAL SINGAPORE		54,538,970
South Africa - 0.2%
Impala Platinum Holdings Ltd.	213,800	5,788,542
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	1,050,300	14,126,535
Banco Santander SA (d)	1,424,783	18,512,342
Banco Santander SA sponsored ADR (d)	3,916,400	50,012,428
Gestevision Telecinco SA	294,500	3,375,459
Iberdrola SA	4,916,000	34,695,359
Telefonica SA sponsored ADR (d)	530,500	36,307,420
TOTAL SPAIN		157,029,543
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	840,620	9,277,661
Switzerland - 4.7%
Lonza Group AG	39,498	3,067,916
Roche Holding AG (participation certificate)	486,104	63,239,491
Transocean Ltd. (a)	337,300	15,586,633
Zurich Financial Services AG	238,497	55,688,609
TOTAL SWITZERLAND		137,582,649
Taiwan - 0.8%
AU Optronics Corp.	5,476,000	5,192,795
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,123,000	$ 8,561,688
Taiwan Semiconductor Manufacturing Co. Ltd.	5,119,000	9,899,421
TOTAL TAIWAN		23,653,904
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	4,036,900	11,109,589
United Kingdom - 18.0%
Aberdeen Asset Management PLC	3,976,045	8,755,385
Aegis Group PLC	5,954,505	10,945,361
Anglo American PLC (United Kingdom)	876,400	34,700,408
BAE Systems PLC	3,208,500	15,720,628
Barclays PLC	6,034,672	31,240,418
BP PLC sponsored ADR (d)	1,017,100	39,127,837
Carphone Warehouse Group PLC (a)	518,550	1,870,576
Centrica PLC	4,266,300	20,334,754
HSBC Holdings PLC:
(United Kingdom)	3,016,340	30,659,217
sponsored ADR	892,084	45,567,651
Imperial Tobacco Group PLC	450,782	12,754,397
International Power PLC	1,363,755	7,657,310
Man Group PLC	2,223,751	7,578,840
Misys PLC (a)	1,412,600	5,585,331
Prudential PLC	3,755,191	32,663,428
Rio Tinto PLC	565,300	29,243,534
Royal Dutch Shell PLC Class A sponsored ADR (d)	1,935,300	107,254,327
Vedanta Resources PLC	504,900	19,329,917
Vodafone Group PLC sponsored ADR	2,361,800	55,455,064
Wolseley PLC (a)	570,000	12,855,547
TOTAL UNITED KINGDOM		529,299,930
TOTAL COMMON STOCKS (Cost $2,881,163,443)		2,896,614,171
Nonconvertible Preferred Stocks - 0.8%

Italy - 0.8%
Fiat SpA (Risparmio Shares)	991,200	8,003,200
Telecom Italia SpA (Risparmio Shares)	15,952,900	16,582,956
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,099,087)		24,586,156
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	9,780,479	$ 9,780,479
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	180,310,812	180,310,812
TOTAL MONEY MARKET FUNDS (Cost $190,091,291)		190,091,291
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $3,095,353,821)		3,111,291,618
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(173,884,763)
NET ASSETS - 100%		$ 2,937,406,855
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,808,539 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,435
Fidelity Securities Lending Cash Central Fund	1,060,583
Total	$ 1,111,018
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 544,337,516	$ 429,464,701	$ 114,872,815	$ -
United Kingdom	529,299,930	405,493,333	123,806,597	-
France	358,652,457	347,198,384	11,454,073	-
Germany	189,992,241	189,992,241	-	-
Spain	157,029,543	157,029,543	-	-
Switzerland	137,582,649	137,582,649	-	-
Hong Kong	135,369,963	119,739,737	15,630,226	-
Italy	105,432,130	88,849,174	16,582,956	-
Netherlands	86,441,273	63,287,232	23,154,041	-
Other	677,062,625	591,766,785	85,295,840	-
Money Market Funds	190,091,291	190,091,291	-	-
Total Investments in Securities:	$ 3,111,291,618	$ 2,720,495,070	$ 390,796,548	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $3,102,460,503. Net unrealized appreciation aggregated $8,831,115, of which $150,962,938 related to appreciated investment securities and $142,131,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Southeast Asia Fund -
Southeast Asia
Class F

July 31, 2010

1.804844.106

SEA-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.2%
Wesfarmers Ltd.	93,800	$ 2,638,762
Bermuda - 2.1%
Beijing Enterprises Water Group Ltd. (a)	6,106,000	2,004,545
Genpact Ltd. (a)	51,100	770,077
Huabao International Holdings Ltd.	5,964,000	7,693,502
Noble Group Ltd.	5,909,818	7,170,527
Orient Overseas International Ltd. (a)	744,500	5,817,979
Yue Yuen Industrial (Holdings) Ltd.	2,609,500	8,465,967
TOTAL BERMUDA		31,922,597
Canada - 0.3%
Niko Resources Ltd.	48,800	5,263,820
Cayman Islands - 3.4%
Agile Property Holdings Ltd.	5,760,000	7,504,500
BaWang International (Group) Holding Ltd.	4,115,000	2,511,117
Bosideng International Holdings Ltd.	8,950,000	2,765,369
Central China Real Estate Ltd.	13,719,000	3,532,411
Chaoda Modern Agriculture (Holdings) Ltd.	6,870,000	7,385,195
China Lilang Ltd.	3,326,000	3,678,190
Daphne International Holdings Ltd.	1,296,000	1,199,645
Hidili Industry International Development Ltd.	2,317,000	2,094,025
JA Solar Holdings Co. Ltd. ADR (a)	492,390	2,929,721
Kingboard Chemical Holdings Ltd.	1,888,500	8,740,467
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	107,700	42,844
Kingdee International Software Group Co. Ltd.	7,632,000	3,212,957
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	1,109,900	4,317,511
Shenguan Holdings Group Ltd.	2,600,000	2,369,874
TOTAL CAYMAN ISLANDS		52,283,826
China - 14.2%
Air China Ltd. (H Shares) (a)	7,192,000	8,249,851
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	3,555,000	2,151,078
Bank of China Ltd. (H Shares)	22,009,000	11,617,238
Bank of Communications Co. Ltd. (H Shares)	9,631,000	10,688,023
China Coal Energy Co. Ltd. (H Shares)	3,356,000	4,683,494
China Construction Bank Corp. (H Shares)	46,322,000	39,299,901
China Cosco Holdings Co. Ltd. (H Shares)	6,643,000	7,440,502
China Life Insurance Co. Ltd. (H Shares)	7,540,000	33,701,070
China Merchants Bank Co. Ltd. (H Shares)	5,858,500	15,650,322
China Petroleum & Chemical Corp. (H Shares)	19,776,000	15,959,100
China Yurun Food Group Ltd.	1,765,000	5,794,335
Dalian Port (PDA) Co. Ltd. (H Shares)	2,740,000	1,185,246

	Shares	Value
Digital China Holdings Ltd. (H Shares)	1,379,000	$ 2,236,936
Dongfeng Motor Group Co. Ltd. (H Shares)	6,986,000	9,749,371
Harbin Power Equipment Co. Ltd. (H Shares)	2,396,000	2,097,560
Industrial & Commercial Bank of China Ltd. (H Shares)	20,848,000	15,916,143
Jiangsu Expressway Co. Ltd. (H Shares)	8,354,000	8,130,832
Nine Dragons Paper (Holdings) Ltd.	3,070,000	4,458,268
PICC Property & Casualty Co. Ltd. (H Shares) (a)	6,476,000	6,553,120
Tencent Holdings Ltd.	413,500	7,969,224
Weichai Power Co. Ltd. (H Shares)	774,000	6,397,271
TOTAL CHINA		219,928,885
Hong Kong - 15.9%
BYD Electronic International Co. Ltd.	5,008,000	2,791,714
Cathay Pacific Airways Ltd.	5,111,000	11,383,367
China Agri-Industries Holding Ltd.	7,281,000	8,239,458
China Everbright Ltd.	1,448,000	3,774,960
China Mobile (Hong Kong) Ltd.	5,575,800	56,661,694
China Resources Power Holdings Co. Ltd.	4,867,116	10,627,137
Citic Pacific Ltd.	4,588,000	9,438,846
CLP Holdings Ltd.	2,709,500	20,005,127
CNOOC Ltd.	17,698,000	29,827,878
Galaxy Entertainment Group Ltd. (a)	1,596,000	1,062,288
Henderson Land Development Co. Ltd.	1,270,000	7,905,311
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	254,000	39,240
Hongkong Land Holdings Ltd.	1,194,000	6,399,840
Hutchison Whampoa Ltd.	2,098,000	13,856,118
Industrial & Commercial Bank of China (Asia) Ltd.	1,316,000	3,905,220
Link (REIT)	3,475,050	9,037,143
New World Development Co. Ltd.	6,278,000	11,218,364
PCCW Ltd.	21,688,000	6,673,231
Sa Sa International Holdings Ltd.	1,542,000	1,175,235
Shenzhen Investment Ltd.	11,912,000	4,048,623
Swire Pacific Ltd. (A Shares)	1,152,500	14,006,566
Wharf Holdings Ltd.	2,586,000	14,149,340
TOTAL HONG KONG		246,226,700
India - 1.5%
Bank of Baroda	163,411	2,756,935
Cadila Healthcare Ltd.	166,199	2,275,764
Crompton Greaves Ltd.	516,633	3,080,195
Ess Dee Aluminium Ltd.	183,198	2,034,392
ICSA (India) Ltd.	286,636	818,783
Infotech Enterprises Ltd.	319,260	1,142,550
Jindal Steel & Power Ltd.	50,073	671,940
Patni Computer Systems Ltd.	464,423	4,710,581
Common Stocks - continued
	Shares	Value
India - continued
Tata Consultancy Services Ltd.	236,163	$ 4,275,729
Tulip Telecom Ltd.	287,815	1,157,837
TOTAL INDIA		22,924,706
Indonesia - 2.7%
PT Astra International Tbk	2,062,500	11,696,747
PT Bank Rakyat Indonesia Tbk	12,193,000	13,502,337
PT BISI International Tbk (a)	14,906,500	2,451,073
PT Indo Tambangraya Megah Tbk	1,171,500	4,914,018
PT Indofood Sukses Makmur Tbk	8,451,500	4,372,287
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,740,500	2,712,915
PT XL Axiata Tbk (a)	4,462,500	2,371,019
TOTAL INDONESIA		42,020,396
Korea (South) - 26.8%
Busan Bank	842,710	9,084,379
Cheil Worldwide, Inc.	580,010	5,958,250
CJ CheilJedang Corp.	44,745	8,947,106
CJ Corp.	175,540	10,982,842
Daegu Bank Co. Ltd.	508,300	6,553,856
Daehan Steel Co. Ltd.	214,600	1,658,375
Doosan Construction & Engineering Co. Ltd.	525,840	1,896,180
Duksan Hi-Metal Co. Ltd. (a)	535,293	8,191,757
GS Holdings Corp.	247,210	8,663,582
Halla Climate Control Co.	293,370	4,291,101
Hana Financial Group, Inc.	341,310	10,172,204
Hanwha Corp.	189,840	6,436,341
Honam Petrochemical Corp.	57,037	8,318,647
Hynix Semiconductor, Inc. (a)	447,930	8,521,177
Hyundai Department Store Co. Ltd.	97,376	9,714,957
Hyundai Heavy Industries Co. Ltd.	54,745	12,427,841
Hyundai Mobis	95,815	16,566,614
Hyundai Motor Co.	186,580	23,504,894
Hyundai Steel Co.	96,665	8,377,223
Industrial Bank of Korea	768,180	10,164,459
Kia Motors Corp.	323,860	8,461,020
Korea Electric Power Corp. (a)	372,780	10,450,362
Korea Zinc Co. Ltd.	39,225	7,810,176
Kyeryong Construction Industrial Co. Ltd.	60,160	719,733
LG Corp.	155,145	10,729,958
LG Display Co. Ltd.	361,030	11,038,960
LG Innotek Co. Ltd.	48,520	6,563,685
LIG Non-Life Insurance Co. Ltd.	181,660	3,924,254
Lotte Shopping Co. Ltd.	27,018	8,223,612
NCsoft Corp.	37,409	5,946,219
POSCO	69,941	29,095,115
Samsung Electronics Co. Ltd.	116,149	79,543,999
Shinhan Financial Group Co. Ltd.	633,953	26,029,373

	Shares	Value
SK Telecom Co. Ltd.	159,630	$ 22,504,696
Tong Yang Securities, Inc.	445,810	4,070,807
TOTAL KOREA (SOUTH)		415,543,754
Malaysia - 3.2%
AMMB Holdings Bhd	3,670,500	5,937,362
Axiata Group Bhd (a)	6,172,300	8,258,814
Bumiputra-Commerce Holdings Bhd	5,097,900	11,849,065
Genting Malaysia Bhd	8,325,500	7,452,744
Malayan Banking Bhd	5,261,100	12,790,236
Top Glove Corp. Bhd	1,304,000	2,719,611
TOTAL MALAYSIA		49,007,832
Mauritius - 0.4%
Golden Agri-Resources Ltd.	16,686,000	7,055,261
Philippines - 0.3%
Banco de Oro Universal Bank	2,990,000	3,067,172
Megaworld Corp.	27,730,000	913,674
TOTAL PHILIPPINES		3,980,846
Singapore - 7.6%
Ascendas Real Estate Investment Trust (A-REIT)	5,109,000	7,964,615
CapitaLand Ltd.	3,090,000	8,998,015
Ezra Holdings Ltd.	859,000	1,263,328
K-Green Trust (a)	571,200	483,036
Keppel Corp. Ltd.	2,856,000	19,615,442
Keppel Land Ltd.	2,206,000	6,553,600
MobileOne Ltd.	1,553,000	2,421,031
Neptune Orient Lines Ltd. (a)	3,636,000	5,481,138
Oversea-Chinese Banking Corp. Ltd.	3,328,488	22,101,806
Raffles Medical Group Ltd.	1,622,000	2,337,760
SembCorp Industries Ltd.	3,611,000	11,205,545
SembCorp Marine Ltd.	2,366,000	6,959,335
United Overseas Bank Ltd.	1,388,771	20,281,633
Yanlord Land Group Ltd.	1,684,000	2,303,287
TOTAL SINGAPORE		117,969,571
Taiwan - 14.4%
Cando Corp. (a)	1,153,956	665,588
Chroma ATE, Inc.	3,093,125	6,217,677
Compal Electronics, Inc.	8,690,000	11,396,499
Delta Electronics, Inc.	2,475,000	8,549,824
E.Sun Financial Holdings Co. Ltd.	8,669,000	4,024,530
Far East Department Stores Co. Ltd.	8,192,000	8,028,736
Formosa Chemicals & Fibre Corp.	6,046,000	13,174,090
Formosa Petrochemical Corp.	2,929,000	6,812,586
Formosa Plastics Corp.	8,582,000	17,948,755
Fubon Financial Holding Co. Ltd.	14,276,000	17,539,564
HTC Corp.	1,076,250	19,783,822
Huaku Development Co. Ltd.	1,773,269	3,974,784
Hung Poo Real Estate Development Co. Ltd.	3,432,447	3,970,318
Insyde Software Corp.	616,928	1,803,291
Common Stocks - continued
	Shares	Value
Taiwan - continued
King Slide Works Co. Ltd.	308,000	$ 1,574,302
Macronix International Co. Ltd.	10,617,000	7,086,298
Novatek Microelectronics Corp.	2,016,000	5,338,185
Powertech Technology, Inc.	1,773,000	5,431,934
Quanta Computer, Inc.	5,627,000	10,202,923
Ralink Technology Corp.	177,480	643,616
Taishin Financial Holdings Co. Ltd. (a)	33,062,000	14,780,355
Taiwan Semiconductor Manufacturing Co. Ltd.	23,226,192	44,916,164
Tripod Technology Corp.	1,528,000	5,827,777
U-Ming Marine Transport Corp.	1,808,000	3,425,238
TOTAL TAIWAN		223,116,856
Thailand - 5.5%
Advanced Info Service PCL (For. Reg.)	1,724,300	4,985,221
Bangkok Bank Ltd. PCL:
NVDR	1,937,700	8,178,604
(For. Reg.)	842,700	3,621,994
Banpu PCL:
unit	591,900	11,420,705
(For. Reg.)	75,400	1,454,842
Charoen Pokphand Foods PCL (For. Reg.)	14,423,600	10,748,570
Electricity Generating PCL unit	2,274,800	6,031,667
National Finance PCL (For. Reg.)	6,172,000	5,725,417
Preuksa Real Estate PCL (For. Reg.)	3,826,600	2,827,945
PTT Aromatics & Refining PLC unit	7,304,800	5,262,889
PTT PCL (For. Reg.)	1,294,600	10,167,854
Quality Houses PCL	24,855,700	1,752,350
Siam Cement PCL (For. Reg.)	999,500	8,715,492
Total Access Communication PCL unit	2,992,600	4,372,305
TOTAL THAILAND		85,265,855

	Shares	Value
United Kingdom - 0.6%
HSBC Holdings PLC (Hong Kong)	982,800	$ 10,061,563
United States of America - 0.0%
China Natural Gas, Inc. (a)(d)	84,700	650,496
TOTAL COMMON STOCKS (Cost $1,412,782,712)		1,535,861,726
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.24% (b)	7,778,543	7,778,543
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,039,600	2,039,600
TOTAL MONEY MARKET FUNDS (Cost $9,818,143)		9,818,143
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,422,600,855)		1,545,679,869
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,824,399
NET ASSETS - 100%		$ 1,550,504,268
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,826
Fidelity Securities Lending Cash Central Fund	103,653
Total	$ 120,479
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 415,543,754	$ 316,425,248	$ 99,118,506	$ -
Hong Kong	246,226,700	155,831,908	86,489,572	3,905,220
Taiwan	223,116,856	178,200,692	44,916,164	-
China	219,928,885	170,268,715	49,660,170	-
Singapore	117,969,571	117,969,571	-	-
Thailand	85,265,855	85,265,855	-	-
Cayman Islands	52,283,826	52,283,826	-	-
Malaysia	49,007,832	49,007,832	-	-
Indonesia	42,020,396	42,020,396	-	-
Other	84,498,051	66,968,972	17,529,079	-
Money Market Funds	9,818,143	9,818,143	-	-
Total Investments in Securities:	$ 1,545,679,869	$ 1,244,061,158	$ 297,713,491	$ 3,905,220
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,846,452
Total Realized Gain (Loss)	1,124,820
Total Unrealized Gain (Loss)	297,297
Cost of Purchases	3,454,942
Proceeds of Sales	(2,818,291)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,905,220
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 450,278

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,438,609,961. Net unrealized appreciation aggregated $107,069,908, of which $149,053,690 related to appreciated investment securities and $41,983,782 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total International Equity Fund

July 31, 2010

1.863105.102

TIE-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 45,564
Australia - 2.7%
CSL Ltd.	5,372	161,089
Intoll Group unit	44,010	58,539
Leighton Holdings Ltd.	6,781	180,944
Macquarie Group Ltd.	7,104	239,124
MAp Group unit	78,990	211,563
OZ Minerals Ltd. (a)	106,495	118,525
Wesfarmers Ltd.	4,254	119,673
Westfield Group unit	17,547	193,863
Woolworths Ltd.	11,977	279,496
Worleyparsons Ltd.	3,558	74,498
TOTAL AUSTRALIA		1,637,314
Austria - 0.3%
Andritz AG	2,190	137,365
Erste Bank AG	800	32,109
TOTAL AUSTRIA		169,474
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	2,748	10,271
Resolution Ltd. rights 8/5/10 (a)	46,718	63,747
TOTAL BAILIWICK OF GUERNSEY		74,018
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	3,830	24,647
Informa PLC	43,557	268,067
Randgold Resources Ltd. sponsored ADR	2,000	179,760
United Business Media Ltd.	15,200	131,237
WPP PLC	7,668	81,502
TOTAL BAILIWICK OF JERSEY		685,213
Belgium - 1.3%
Anheuser-Busch InBev SA NV	11,985	634,745
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	24
Gimv NV	350	17,243
Umicore SA	4,200	141,669
TOTAL BELGIUM		793,681
Bermuda - 1.4%
Aquarius Platinum Ltd.:
(Australia)	10,343	44,361
(United Kingdom)	3,600	15,380
Common Stocks - continued
	Shares	Value
Bermuda - continued
CNPC (Hong Kong) Ltd.	40,000	$ 52,115
Great Eagle Holdings Ltd.	7,000	18,204
Lazard Ltd. Class A	2,600	77,142
Orient Overseas International Ltd. (a)	6,000	46,888
Seadrill Ltd. (d)	15,700	364,485
Trinity Ltd.	106,000	68,097
VimpelCom Ltd. ADR (a)	7,700	125,587
TOTAL BERMUDA		812,259
Brazil - 5.0%
Banco ABC Brasil SA	23,500	185,889
Banco Bradesco SA (PN) sponsored ADR	9,100	169,533
Banco Do Brasil SA	12,211	211,097
Banco Santander (Brasil) SA ADR	8,200	109,224
BM&F BOVESPA SA	24,600	181,860
BR Malls Participacoes SA	7,500	112,767
Braskem SA Class A sponsored ADR (d)	12,230	186,874
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	2,300	35,995
sponsored ADR	2,100	27,468
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	5,500	92,345
Cyrela Brazil Realty SA	5,300	74,233
Fibria Celulose SA sponsored ADR (a)	6,031	94,687
Fleury SA (a)	900	10,405
Gafisa SA sponsored ADR	2,930	44,360
Gerdau SA sponsored ADR	4,800	70,272
Iguatemi Empresa de Shopping Centers SA	3,100	61,630
Itau Unibanco Banco Multiplo SA:
ADR	6,927	155,096
ADR (e)	1,300	29,107
Localiza Rent A Car SA	2,400	33,096
Lojas Renner SA	1,200	40,275
MRV Engenharia e Participacoes SA	1,200	10,816
Multiplan Empreendimentos Imobiliarios SA	3,400	64,384
Natura Cosmeticos SA	700	18,311
Odontoprev SA	3,000	28,234
OGX Petroleo e Gas Participacoes SA (a)	7,700	81,094
PDG Realty SA Empreendimentos e Participacoes	4,100	43,390
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	4,500	163,800
(PN) sponsored ADR (non-vtg.)	3,600	114,660
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	4,000	58,520
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	1,200	$ 34,236
Vale SA:
(PN-A) sponsored ADR (a)	11,000	266,530
sponsored ADR (a)	2,100	58,380
Vivo Participacoes SA sponsored ADR	3,300	88,242
TOTAL BRAZIL		2,956,810
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,990	111,178
Eldorado Gold Corp.	3,700	60,110
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	119,510
First Quantum Minerals Ltd.	600	37,601
Goldcorp, Inc.	1,400	54,886
Niko Resources Ltd.	2,560	276,135
Open Text Corp. (a)	3,900	154,376
Pacific Rubiales Energy Corp. (a)	400	9,596
Pan American Silver Corp.	2,400	55,104
Petrobank Energy & Resources Ltd. (a)	5,900	243,071
Power Corp. of Canada (sub. vtg.)	2,900	75,325
Quadra FNX Mining Ltd. (a)	600	7,267
Sherritt International Corp.	1,600	10,600
Sino-Forest Corp. (a)	1,400	21,559
Suncor Energy, Inc.	3,500	115,390
Toronto-Dominion Bank	3,300	234,864
Uranium One, Inc. (a)	10,500	28,498
TOTAL CANADA		1,615,070
Cayman Islands - 0.9%
3SBio, Inc. sponsored ADR (a)	600	9,030
China High Speed Transmission Equipment Group Co. Ltd.	26,000	59,448
China Lilang Ltd.	59,000	65,248
China Shanshui Cement Group Ltd.	43,000	23,140
Daphne International Holdings Ltd.	30,000	27,770
Eurasia Drilling Co. Ltd.:
GDR (e)	400	8,200
GDR (Reg. S)	1,900	38,950
Hengdeli Holdings Ltd.	254,000	116,413
Hidili Industry International Development Ltd.	33,000	29,824
Kingboard Chemical Holdings Ltd.	8,500	39,340
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	239
Shenguan Holdings Group Ltd.	10,000	9,115
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Vantage Drilling Co. (a)	5,500	$ 7,315
Wynn Macau Ltd.	52,200	88,843
TOTAL CAYMAN ISLANDS		522,875
Chile - 0.2%
Banco Santander Chile sponsored ADR	1,100	91,311
Enersis SA sponsored ADR	1,700	35,258
TOTAL CHILE		126,569
China - 2.0%
Agricultural Bank of China (H Shares)	20,000	9,012
Baidu.com, Inc. sponsored ADR (a)	2,000	162,820
China Hongxing Sports Ltd.	33,000	3,761
China Merchants Bank Co. Ltd. (H Shares)	87,383	233,434
China Nepstar Chain Drugstore Ltd. ADR	930	2,809
China Shenhua Energy Co. Ltd. (H Shares)	20,500	78,912
China Yurun Food Group Ltd.	11,000	36,112
Digital China Holdings Ltd. (H Shares)	9,000	14,599
Golden Eagle Retail Group Ltd. (H Shares)	17,000	40,402
Harbin Power Equipment Co. Ltd. (H Shares)	20,000	17,509
Industrial & Commercial Bank of China Ltd. (H Shares)	380,000	290,106
Minth Group Ltd.	16,000	24,018
Nine Dragons Paper (Holdings) Ltd.	52,000	75,515
Ping An Insurance Group Co. China Ltd. (H Shares)	11,000	91,130
Tencent Holdings Ltd.	2,200	42,400
Yantai Changyu Pioneer Wine Co. (B Shares)	4,000	42,052
TOTAL CHINA		1,164,591
Colombia - 0.0%
Ecopetrol SA ADR	500	17,060
Czech Republic - 0.1%
Komercni Banka AS	300	58,265
Denmark - 1.3%
Novo Nordisk AS:
Series B	948	81,128
Series B sponsored ADR	4,600	395,738
Vestas Wind Systems AS (a)	3,395	165,088
William Demant Holding AS (a)	1,810	132,655
TOTAL DENMARK		774,609
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	11,800	82,600
Common Stocks - continued
	Shares	Value
Finland - 0.8%
Metso Corp.	3,400	$ 134,094
Nokian Tyres PLC	5,902	165,617
Outotec OYJ	4,700	166,436
TOTAL FINLAND		466,147
France - 5.8%
Atos Origin SA (a)	1,272	54,627
Audika SA	1,000	26,276
AXA SA sponsored ADR	27,400	505,530
BNP Paribas SA	4,551	312,652
Carrefour SA	504	23,205
Christian Dior SA	700	75,871
Compagnie de St. Gobain	3,064	130,446
Credit Agricole SA	9,000	123,284
Danone	5,280	296,188
Laurent-Perrier Group	209	18,580
PPR SA	1,000	133,789
Remy Cointreau SA	2,019	110,364
Renault SA (a)	1,100	49,082
Safran SA	5,614	151,535
Saft Groupe SA	879	30,136
Sanofi-Aventis	756	43,955
Sanofi-Aventis sponsored ADR	7,500	218,550
Schneider Electric SA	815	94,007
Societe Generale Series A	6,510	375,326
Total SA	690	34,838
Total SA sponsored ADR	7,600	384,788
Unibail-Rodamco	1,242	245,080
Virbac SA	100	12,056
TOTAL FRANCE		3,450,165
Georgia - 0.0%
Bank of Georgia unit (a)	800	9,520
Germany - 4.1%
Allianz AG sponsored ADR	7,300	84,826
BASF AG	2,272	132,692
Bayerische Motoren Werke AG (BMW)	1,659	89,323
Bilfinger Berger AG	348	19,868
Colonia Real Estate AG (a)	1,279	7,151
CTS Eventim AG	331	16,903
Daimler AG (United States) (a)	4,400	237,820
Deutsche Boerse AG	1,500	105,024
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	17,959	$ 535,900
Fielmann AG	209	16,516
HeidelbergCement AG	1,900	95,699
Linde AG	2,399	281,250
MAN SE	1,171	108,713
Metro AG	1,600	88,826
Munich Re Group	1,488	206,157
Siemens AG sponsored ADR	4,000	389,560
Software AG (Bearer)	193	21,522
TOTAL GERMANY		2,437,750
Greece - 0.2%
Hellenic Telecommunications Organization SA	8,339	68,012
Public Power Corp. of Greece	3,600	57,290
Terna Energy SA	3,749	18,470
TOTAL GREECE		143,772
Hong Kong - 3.1%
China Agri-Industries Holding Ltd.	29,000	32,818
China Mobile (Hong Kong) Ltd.	22,000	223,566
China Resources Power Holdings Co. Ltd.	54,000	117,907
CNOOC Ltd.	145,000	244,380
CNOOC Ltd. sponsored ADR	260	43,789
Hang Lung Group Ltd.	10,000	58,706
Hong Kong Exchanges and Clearing Ltd.	16,500	271,265
Hutchison Whampoa Ltd.	18,000	118,880
Shanghai Industrial Holdings Ltd.	13,000	59,247
Swire Pacific Ltd. (A Shares)	32,500	394,979
Techtronic Industries Co. Ltd.	99,000	81,698
Texwinca Holdings Ltd.	16,000	16,376
Wharf Holdings Ltd.	32,000	175,089
TOTAL HONG KONG		1,838,700
Hungary - 0.1%
OTP Bank Ltd. (a)	2,800	67,263
India - 1.3%
Bank of Baroda	8,332	140,571
Bharat Heavy Electricals Ltd.	1,141	59,969
Housing Development Finance Corp. Ltd.	1,458	93,914
Idea Cellular Ltd. (a)	17,067	25,977
Infosys Technologies Ltd. sponsored ADR	1,900	114,912
Infrastructure Development Finance Co. Ltd.	7,177	28,771
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd.	1,802	$ 47,998
JSW Steel Ltd.	2,299	55,377
Jyothy Laboratories Ltd.	2,850	17,428
Reliance Industries Ltd.	2,192	47,713
Rural Electrification Corp. Ltd.	6,678	45,393
Tata Consultancy Services Ltd.	4,522	81,871
Tata Power Co. Ltd.	813	23,153
Ultratech Cement Ltd.	758	14,117
Unitech Ltd.	4,394	7,687
TOTAL INDIA		804,851
Indonesia - 1.3%
PT Astra International Tbk	16,000	90,738
PT Bank Negara Indonesia (Persero) Tbk	120,500	40,773
PT Bank Rakyat Indonesia Tbk	190,500	210,957
PT Delta Dunia Petroindo Tbk (a)	90,500	10,123
PT Gudang Garam Tbk	10,500	41,107
PT Indo Tambangraya Megah Tbk	6,000	25,168
PT Indocement Tunggal Prakarsa Tbk	32,500	61,437
PT Indofood Sukses Makmur Tbk	106,500	55,097
PT Indosat Tbk	29,500	16,004
PT Indosat Tbk sponsored ADR	600	16,188
PT Kalbe Farma Tbk	67,500	18,498
PT Perusahaan Gas Negara Tbk Series B	103,500	46,888
PT Semen Gresik Tbk	67,500	69,841
PT Tambang Batubbara Bukit Asam Tbk	6,000	11,208
PT XL Axiata Tbk (a)	70,500	37,458
TOTAL INDONESIA		751,485
Ireland - 0.6%
CRH PLC sponsored ADR	11,900	250,257
James Hardie Industries NV sponsored ADR (a)	4,195	122,704
TOTAL IRELAND		372,961
Israel - 0.2%
Partner Communications Co. Ltd. ADR	3,042	50,345
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,400	68,390
TOTAL ISRAEL		118,735
Italy - 1.8%
Azimut Holdings SpA	16,607	166,448
Fiat SpA	13,000	166,555
Interpump Group SpA (a)	4,125	22,312
Common Stocks - continued
	Shares	Value
Italy - continued
Intesa Sanpaolo SpA	129,152	$ 427,559
Saipem SpA	3,010	108,277
UniCredit SpA	72,701	203,723
TOTAL ITALY		1,094,874
Japan - 11.8%
Aisin Seiki Co. Ltd.	3,100	86,624
Aozora Bank Ltd.	10,000	13,306
Asahi Co. Ltd.	500	7,434
Autobacs Seven Co. Ltd.	4,000	148,800
Credit Saison Co. Ltd.	5,300	67,335
Daikoku Denki Co. Ltd.	1,100	15,044
Daikokutenbussan Co. Ltd.	800	24,623
Denso Corp.	12,600	361,125
East Japan Railway Co.	6,800	438,253
Fanuc Ltd.	2,100	248,088
Fast Retailing Co. Ltd.	800	119,688
FCC Co. Ltd.	900	17,432
Fukuoka (REIT) Investment Fund	3	18,953
GCA Savvian Group Corp. (a)	14	14,255
Glory Ltd.	400	9,307
Goldcrest Co. Ltd.	370	7,561
Gunma Bank Ltd.	3,000	16,106
Honda Motor Co. Ltd.	4,500	142,324
Japan Retail Fund Investment Corp.	103	132,646
Japan Steel Works Ltd.	13,000	125,450
Japan Tobacco, Inc.	14	45,033
JSR Corp.	4,300	75,328
Kamigumi Co. Ltd.	2,000	15,690
Keyence Corp.	710	163,483
Kobayashi Pharmaceutical Co. Ltd.	3,900	164,484
Konica Minolta Holdings, Inc.	8,500	89,500
Kyoto Kimono Yuzen Co. Ltd.	900	8,956
Meiko Network Japan Co. Ltd.	900	6,394
Miraca Holdings, Inc.	4,200	124,992
Miraial Co. Ltd.	300	8,088
Mitsubishi UFJ Financial Group, Inc.	75,300	372,906
Mitsui & Co. Ltd.	35,000	448,713
MS&AD Insurance Group Holdings, Inc.	3,990	88,687
Nabtesco Corp.	1,000	15,829
Nachi-Fujikoshi Corp.	7,000	20,816
Nagaileben Co. Ltd.	300	7,328
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon Parkerizing Co. Ltd.	1,000	$ 12,867
Nippon Electric Glass Co. Ltd.	15,000	191,091
Nippon Seiki Co. Ltd.	2,000	21,984
Nippon Telegraph & Telephone Corp.	1,400	58,208
Nippon Thompson Co. Ltd.	20,000	132,138
Nitto Kohki Co. Ltd.	300	6,665
Obic Co. Ltd.	610	115,118
ORIX Corp.	2,240	176,245
Osaka Securities Exchange Co. Ltd.	30	149,262
OSG Corp.	1,200	13,260
Promise Co. Ltd.	8,800	70,054
SAZABY, Inc.	400	6,017
Seven & i Holdings Co., Ltd.	3,000	71,820
Shiseido Co. Ltd.	7,200	161,120
SHO-BOND Holdings Co. Ltd.	3,500	74,677
Shoei Co. Ltd.	600	5,929
SOFTBANK CORP.	3,000	89,731
Sumitomo Corp.	21,400	227,309
Sumitomo Metal Industries Ltd.	45,000	108,823
Sumitomo Mitsui Financial Group, Inc.	6,200	191,972
The Daishi Bank Ltd., Niigata	3,000	10,379
The Nippon Synthetic Chemical Industry Co. Ltd.	1,000	6,098
THK Co. Ltd.	800	15,801
Toho Holdings Co. Ltd.	1,200	17,939
Tokio Marine Holdings, Inc.	3,500	95,817
Tokyo Electron Ltd.	800	42,951
Tokyo Gas Co., Ltd.	61,000	277,385
Toridoll Corp.	4	7,322
Toyota Motor Corp.	10,900	382,500
Tsumura & Co.	600	18,043
Tsutsumi Jewelry Co. Ltd.	400	9,303
USS Co. Ltd.	4,100	308,360
Xebio Co. Ltd.	1,800	35,698
Yamada Denki Co. Ltd.	1,400	94,602
Yamatake Corp.	600	15,329
Yamato Kogyo Co. Ltd.	5,600	136,590
TOTAL JAPAN		7,028,988
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	1,387	11,304
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	25,428
TOTAL KAZAKHSTAN		36,732
Common Stocks - continued
	Shares	Value
Korea (South) - 2.7%
Amorepacific Corp.	51	$ 41,654
Busan Bank	1,450	15,631
CJ CheilJedang Corp.	224	44,791
CJ Corp.	760	47,550
Daegu Bank Co. Ltd.	490	6,318
Daelim Industrial Co.	563	31,893
Hanjin Heavy Industries & Consolidated Co. Ltd.	520	12,442
Honam Petrochemical Corp.	210	30,628
Hynix Semiconductor, Inc. (a)	2,500	47,559
Hyundai Mobis	414	71,581
Hyundai Motor Co.	1,043	131,395
Industrial Bank of Korea	5,120	67,747
Kia Motors Corp.	2,260	59,044
Korea Exchange Bank	3,360	34,516
KT Corp.	1,060	38,248
LG Display Co. Ltd.	1,370	41,890
LG Display Co. Ltd. sponsored ADR	1,300	19,981
LG Innotek Co. Ltd.	335	45,318
Lumens Co. Ltd. (a)	2,452	24,048
NCsoft Corp.	275	43,712
NHN Corp. (a)	1,297	201,774
Samsung Electronics Co. Ltd.	408	279,417
Shinhan Financial Group Co. Ltd.	4,980	204,473
Shinhan Financial Group Co. Ltd. sponsored ADR	300	24,819
Tong Yang Securities, Inc.	2,260	20,637
TOTAL KOREA (SOUTH)		1,587,066
Lebanon - 0.0%
BLOM Bank SAL GDR	50	4,645
Luxembourg - 0.7%
ArcelorMittal SA:
(Netherlands)	2,449	74,987
Class A unit	6,300	193,410
Evraz Group SA GDR (a)	1,900	50,635
GlobeOp Financial Services SA	2,300	10,281
Millicom International Cellular SA	500	46,610
Ternium SA sponsored ADR	1,300	46,475
TOTAL LUXEMBOURG		422,398
Malaysia - 0.1%
Axiata Group Bhd (a)	22,700	30,374
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital BHD	5,200	$ 10,600
Top Glove Corp. Bhd	9,200	19,187
TOTAL MALAYSIA		60,161
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	3,500	173,635
Banco Compartamos SA de CV	5,100	30,745
Cemex SA de CV sponsored ADR	4,962	46,841
Genomma Lab Internacional SA de CV (a)	3,500	11,920
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	349	11,339
Grupo Financiero Banorte SAB de CV Series O	11,900	46,581
Wal-Mart de Mexico SA de CV Series V	96,500	224,128
TOTAL MEXICO		545,189
Netherlands - 2.1%
Aalberts Industries NV	1,500	22,356
ASM International NV unit (a)	7,035	178,970
ASML Holding NV	5,100	164,169
Gemalto NV	3,455	141,847
Heijmans NV unit (a)	710	11,253
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	17,910	171,781
sponsored ADR (a)	13,800	132,756
Koninklijke Ahold NV	8,344	107,120
Koninklijke KPN NV	15,344	213,585
QIAGEN NV (a)	6,800	127,296
TOTAL NETHERLANDS		1,271,133
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	5,225	34,276
Norway - 0.3%
Aker Solutions ASA	7,500	97,246
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	10,000	13,748
DnB NOR ASA	4,300	53,418
Sevan Marine ASA (a)	10,000	10,167
TOTAL NORWAY		174,579
Panama - 0.1%
Copa Holdings SA Class A	800	41,320
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.3%
Lihir Gold Ltd. sponsored ADR	4,400	$ 162,976
Oil Search Ltd.	1,312	6,933
TOTAL PAPUA NEW GUINEA		169,909
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	2,600	100,386
Philippines - 0.0%
Jollibee Food Corp.	7,500	12,768
Megaworld Corp.	70,000	2,306
TOTAL PHILIPPINES		15,074
Poland - 0.1%
Bank Polska Kasa Opieki SA	1,100	58,665
Portugal - 0.4%
Energias de Portugal SA	48,067	158,061
Jeronimo Martins SGPS SA	9,625	105,188
TOTAL PORTUGAL		263,249
Russia - 1.8%
Cherkizovo Group OJSC GDR (a)	1,018	15,710
Gazprom Neft (a)	2,401	9,737
LSR Group OJSC GDR (Reg. S) (a)	1,100	10,010
Magnit OJSC GDR (Reg. S)	3,200	67,680
Mechel Steel Group OAO sponsored:
ADR	5,300	115,434
ADR (a)	700	5,215
Novorossiysk Commercial Sea Port JSC	27,200	4,245
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	200	2,370
OAO Gazprom sponsored ADR	7,467	161,287
OAO NOVATEK GDR	1,200	90,000
OAO Tatneft sponsored ADR	2,200	68,002
OJSC MMC Norilsk Nickel sponsored ADR (a)	5,784	94,164
OJSC Oil Company Rosneft GDR (Reg. S)	15,400	102,872
Polymetal JSC GDR (Reg. S) (a)	3,900	51,129
Protek (a)	3,069	12,033
RusHydro JSC sponsored ADR (a)	9,500	49,590
Sberbank (Savings Bank of the Russian Federation)	31,900	88,983
Sberbank (Savings Bank of the Russian Federation) GDR	150	44,184
Sistema JSFC sponsored GDR (a)	2,000	49,000
TGK-1 OAO (a)	9,507,900	6,187
TOTAL RUSSIA		1,047,832
Common Stocks - continued
	Shares	Value
Singapore - 1.5%
Allgreen Properties Ltd.	21,000	$ 18,067
City Developments Ltd.	7,000	62,284
DBS Group Holdings Ltd.	7,150	75,711
Keppel Land Ltd.	3,000	8,912
Singapore Exchange Ltd.	44,000	247,842
Straits Asia Resources Ltd.	20,000	30,443
United Overseas Bank Ltd.	17,943	262,040
Wing Tai Holdings Ltd.	58,000	76,770
Yanlord Land Group Ltd.	66,000	90,271
TOTAL SINGAPORE		872,340
South Africa - 2.5%
African Bank Investments Ltd.	12,000	55,112
African Rainbow Minerals Ltd.	9,763	228,941
AngloGold Ashanti Ltd.	1,400	56,796
AngloGold Ashanti Ltd. sponsored ADR	300	12,156
Aspen Pharmacare Holdings Ltd. (a)	4,300	48,044
Clicks Group Ltd.	36,929	183,017
FirstRand Ltd.	25,000	69,404
Foschini Ltd.	4,420	43,023
Illovo Sugar Ltd.	7,000	26,861
Impala Platinum Holdings Ltd.	1,700	46,027
Imperial Holdings Ltd.	3,267	43,198
JSE Ltd.	14,600	142,111
Mr. Price Group Ltd.	33,500	231,882
MTN Group Ltd.	2,100	33,669
Mvelaphanda Resources Ltd. (a)	6,922	41,489
Shoprite Holdings Ltd.	3,800	47,615
Standard Bank Group Ltd.	6,737	104,828
Woolworths Holdings Ltd.	14,667	52,259
TOTAL SOUTH AFRICA		1,466,432
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	7,759	104,359
Banco Santander SA	10,716	139,234
Banco Santander SA sponsored ADR	30,800	393,316
Gestevision Telecinco SA	2,300	26,362
Grifols SA	646	7,201
Iberdrola SA	38,042	268,487
Inditex SA	2,711	179,319
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	2,951	$ 145,117
Telefonica SA sponsored ADR	4,040	276,498
TOTAL SPAIN		1,539,893
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	8,401	264,670
Intrum Justitia AB	1,200	13,799
Swedish Match Co.	3,700	87,400
Telefonaktiebolaget LM Ericsson (B Shares)	6,834	75,425
TOTAL SWEDEN		441,294
Switzerland - 6.6%
Actelion Ltd. (a)	1,928	77,986
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,098	40,692
Credit Suisse Group sponsored ADR	2,700	122,499
Lonza Group AG	313	24,312
Nestle SA	19,934	985,647
Novartis AG sponsored ADR (d)	7,800	380,172
Roche Holding AG (participation certificate)	7,734	1,006,140
Sonova Holding AG Class B	2,815	341,622
The Swatch Group AG:
(Bearer)	620	192,033
(Reg.)	189	10,625
Transocean Ltd. (a)	2,620	121,070
UBS AG (a)	4,073	69,150
UBS AG (NY Shares) (a)	6,900	117,093
Zurich Financial Services AG	1,891	441,545
TOTAL SWITZERLAND		3,930,586
Taiwan - 1.3%
Advanced Semiconductor Engineering, Inc.	10,999	8,514
Advanced Semiconductor Engineering, Inc. sponsored ADR	9,899	37,517
Alpha Networks, Inc.	10,000	7,628
Asia Cement Corp.	38,000	37,658
AU Optronics Corp.	45,000	42,673
Chroma ATE, Inc.	5,150	10,352
Formosa Plastics Corp.	29,000	60,652
Fubon Financial Holding Co. Ltd.	52,000	63,887
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,838	67,905
HTC Corp.	6,300	115,808
Macronix International Co. Ltd.	84,000	56,066
Taishin Financial Holdings Co. Ltd. (a)	126,000	56,328
Taiwan Semiconductor Manufacturing Co. Ltd.	72,169	139,565
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,310	$ 23,331
Wistron Corp.	31,510	50,928
TOTAL TAIWAN		778,812
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	14,200	41,054
Banpu PCL unit	1,100	21,224
Siam Commercial Bank PCL (For. Reg.)	50,400	138,701
Total Access Communication PCL (For. Reg.)	200	292
TOTAL THAILAND		201,271
Turkey - 1.5%
Albaraka Turk Katilim Bankasi AS	19,000	32,774
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	7,000	88,237
Asya Katilim Bankasi AS	52,000	129,715
Coca-Cola Icecek AS	14,900	155,198
Enka Insaat ve Sanayi AS	3,666	13,499
Tofas Turk Otomobil Fabrikasi AS	10,482	39,986
Tupras-Turkiye Petrol Rafinerileri AS	200	4,545
Turk Hava Yollari AO	16,714	48,347
Turkiye Garanti Bankasi AS	60,700	314,111
Turkiye Halk Bankasi AS	6,000	48,564
TOTAL TURKEY		874,976
United Arab Emirates - 0.0%
DP World Ltd.	51,902	25,172
United Kingdom - 15.4%
Aberdeen Asset Management PLC	27,018	59,495
Aegis Group PLC	44,539	81,870
AMEC PLC	1,055	14,445
Anglo American PLC (United Kingdom)	10,631	420,927
Babcock International Group PLC	18,000	156,401
BAE Systems PLC	51,500	252,334
Barclays PLC	46,033	238,305
Begbies Traynor Group PLC	9,400	10,173
Bellway PLC	6,828	62,059
BG Group PLC	28,288	453,208
BHP Billiton PLC ADR	13,800	849,252
BP PLC sponsored ADR	7,800	300,066
Britvic PLC	3,000	22,585
Carphone Warehouse Group PLC (a)	15,200	54,831
Centrica PLC	31,775	151,451
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	23,900	$ 89,026
Dechra Pharmaceuticals PLC	1,300	8,462
Derwent London PLC	600	12,619
GlaxoSmithKline PLC sponsored ADR	5,800	203,986
Great Portland Estates PLC	3,972	18,770
H&T Group PLC	2,891	10,202
Hikma Pharmaceuticals PLC	4,256	47,794
HSBC Holdings PLC:
(United Kingdom)	23,789	241,800
sponsored ADR	6,951	355,057
Imperial Tobacco Group PLC	6,467	182,977
InterContinental Hotel Group PLC ADR	10,960	190,704
International Power PLC	9,989	56,087
Johnson Matthey PLC	6,092	161,570
Man Group PLC	18,077	61,609
Meggitt PLC	5,590	26,232
Micro Focus International PLC	1,800	11,668
Misys PLC (a)	11,200	44,284
Mothercare PLC	9,299	76,131
Persimmon PLC (a)	2,037	11,281
Prudential PLC	30,708	267,105
Reckitt Benckiser Group PLC	5,138	251,826
Rio Tinto PLC	7,896	408,468
Rio Tinto PLC sponsored ADR	6,660	345,787
Rotork PLC	600	14,210
Royal Dutch Shell PLC Class A sponsored ADR	15,000	831,300
Serco Group PLC	28,584	248,140
Shaftesbury PLC	19,033	119,405
Spectris PLC	1,649	23,393
Spirax-Sarco Engineering PLC	1,704	41,719
SSL International PLC	867	16,059
Standard Chartered PLC (United Kingdom)	14,063	406,279
Ted Baker PLC	2,175	18,199
Tesco PLC	52,183	319,723
Ultra Electronics Holdings PLC	800	20,251
Unite Group PLC (a)	29,402	87,478
Vedanta Resources PLC	4,000	153,139
Victrex PLC	5,318	101,757
Vodafone Group PLC sponsored ADR	18,200	427,336
Wolseley PLC (a)	4,563	102,912
Xstrata PLC	2,000	31,854
TOTAL UNITED KINGDOM		9,174,001
Common Stocks - continued
	Shares	Value
United States of America - 4.3%
Advanced Energy Industries, Inc. (a)	1,181	$ 20,797
Allergan, Inc.	1,600	97,696
Autoliv, Inc.	4,150	238,376
Berkshire Hathaway, Inc. Class B (a)	1,650	128,898
CTC Media, Inc.	1,100	19,833
Cymer, Inc. (a)	2,250	74,880
Dril-Quip, Inc. (a)	260	13,593
Evercore Partners, Inc. Class A	300	7,044
Freeport-McMoRan Copper & Gold, Inc.	500	35,770
ION Geophysical Corp. (a)	15,371	67,479
JPMorgan Chase & Co.	2,163	87,126
Juniper Networks, Inc. (a)	14,540	403,921
Kansas City Southern (a)	680	24,956
Lam Research Corp. (a)	197	8,311
Martin Marietta Materials, Inc.	670	57,218
Mead Johnson Nutrition Co. Class A	3,100	164,734
Mohawk Industries, Inc. (a)	2,970	145,322
Philip Morris International, Inc.	2,900	148,016
PriceSmart, Inc.	1,800	50,400
ResMed, Inc. (a)	2,130	139,920
Solutia, Inc. (a)	484	6,829
Union Pacific Corp.	2,100	156,807
Visa, Inc. Class A	6,100	447,435
TOTAL UNITED STATES OF AMERICA		2,545,361
TOTAL COMMON STOCKS (Cost $60,864,772)		57,803,935
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Fiat SpA (Risparmio Shares)	7,800	62,979
Telecom Italia SpA (Risparmio Shares)	118,500	123,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $225,724)		186,159
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI ACWI ex US Index ETF (Cost $285,682)	7,500	292,725
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $749,400)	749,400	$ 749,400
Cash Equivalents - 2.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $1,379,000)	$ 1,379,024	1,379,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $63,504,578)		60,411,219
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(813,220)
NET ASSETS - 100%		$ 59,597,999
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,307 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,379,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 305,327
Bank of America NA	192,656
Barclays Capital, Inc.	311,459
Credit Agricole Securities (USA) Inc.	64,219
Credit Suisse Securities (USA) LLC	82,565
Deutsche Bank Securities, Inc.	32,109
ING Financial Markets LLC	32,109
Mizuho Securities USA, Inc.	64,219
Morgan Stanley & Co., Inc.	64,219
RBC Capital Markets Corp.	63,149
RBS Securities, Inc.	64,219
Societe Generale, New York Branch	96,328
Wells Fargo Securities LLC	6,422
$ 1,379,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 17,235
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 9,174,001	$ 8,018,323	$ 1,155,678	$ -
Japan	7,028,988	6,073,050	955,938	-
Switzerland	3,930,586	3,861,436	69,150	-
France	3,450,165	3,371,372	78,793	-
Brazil	2,956,810	2,956,810	-	-
United States of America	2,545,361	2,545,361	-	-
Germany	2,437,750	2,437,750	-	-
Hong Kong	1,838,700	1,370,754	467,946	-
Australia	1,637,314	1,637,314	-	-
China	1,164,591	1,073,461	-	91,130
Other	21,825,828	20,337,776	1,488,052	-
Investment Companies	292,725	292,725	-	-
Money Market Funds	749,400	749,400	-	-
Cash Equivalents	1,379,000	-	1,379,000	-
Total Investments in Securities:	$ 60,411,219	$ 54,725,532	$ 5,594,557	$ 91,130
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(17,660)
Total Unrealized Gain (Loss)	13,444
Cost of Purchases	54,839
Proceeds of Sales	(25,593)
Amortization/Accretion	-
Transfers in to Level 3	65,731
Transfers out of Level 3	-
Ending Balance	$ 91,130
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (12,410)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $64,295,446. Net unrealized depreciation aggregated $3,884,227, of which $4,530,491 related to appreciated investment securities and $8,414,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863099.102

ATIE-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 45,564
Australia - 2.7%
CSL Ltd.	5,372	161,089
Intoll Group unit	44,010	58,539
Leighton Holdings Ltd.	6,781	180,944
Macquarie Group Ltd.	7,104	239,124
MAp Group unit	78,990	211,563
OZ Minerals Ltd. (a)	106,495	118,525
Wesfarmers Ltd.	4,254	119,673
Westfield Group unit	17,547	193,863
Woolworths Ltd.	11,977	279,496
Worleyparsons Ltd.	3,558	74,498
TOTAL AUSTRALIA		1,637,314
Austria - 0.3%
Andritz AG	2,190	137,365
Erste Bank AG	800	32,109
TOTAL AUSTRIA		169,474
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	2,748	10,271
Resolution Ltd. rights 8/5/10 (a)	46,718	63,747
TOTAL BAILIWICK OF GUERNSEY		74,018
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	3,830	24,647
Informa PLC	43,557	268,067
Randgold Resources Ltd. sponsored ADR	2,000	179,760
United Business Media Ltd.	15,200	131,237
WPP PLC	7,668	81,502
TOTAL BAILIWICK OF JERSEY		685,213
Belgium - 1.3%
Anheuser-Busch InBev SA NV	11,985	634,745
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	24
Gimv NV	350	17,243
Umicore SA	4,200	141,669
TOTAL BELGIUM		793,681
Bermuda - 1.4%
Aquarius Platinum Ltd.:
(Australia)	10,343	44,361
(United Kingdom)	3,600	15,380
Common Stocks - continued
	Shares	Value
Bermuda - continued
CNPC (Hong Kong) Ltd.	40,000	$ 52,115
Great Eagle Holdings Ltd.	7,000	18,204
Lazard Ltd. Class A	2,600	77,142
Orient Overseas International Ltd. (a)	6,000	46,888
Seadrill Ltd. (d)	15,700	364,485
Trinity Ltd.	106,000	68,097
VimpelCom Ltd. ADR (a)	7,700	125,587
TOTAL BERMUDA		812,259
Brazil - 5.0%
Banco ABC Brasil SA	23,500	185,889
Banco Bradesco SA (PN) sponsored ADR	9,100	169,533
Banco Do Brasil SA	12,211	211,097
Banco Santander (Brasil) SA ADR	8,200	109,224
BM&F BOVESPA SA	24,600	181,860
BR Malls Participacoes SA	7,500	112,767
Braskem SA Class A sponsored ADR (d)	12,230	186,874
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	2,300	35,995
sponsored ADR	2,100	27,468
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	5,500	92,345
Cyrela Brazil Realty SA	5,300	74,233
Fibria Celulose SA sponsored ADR (a)	6,031	94,687
Fleury SA (a)	900	10,405
Gafisa SA sponsored ADR	2,930	44,360
Gerdau SA sponsored ADR	4,800	70,272
Iguatemi Empresa de Shopping Centers SA	3,100	61,630
Itau Unibanco Banco Multiplo SA:
ADR	6,927	155,096
ADR (e)	1,300	29,107
Localiza Rent A Car SA	2,400	33,096
Lojas Renner SA	1,200	40,275
MRV Engenharia e Participacoes SA	1,200	10,816
Multiplan Empreendimentos Imobiliarios SA	3,400	64,384
Natura Cosmeticos SA	700	18,311
Odontoprev SA	3,000	28,234
OGX Petroleo e Gas Participacoes SA (a)	7,700	81,094
PDG Realty SA Empreendimentos e Participacoes	4,100	43,390
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	4,500	163,800
(PN) sponsored ADR (non-vtg.)	3,600	114,660
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	4,000	58,520
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	1,200	$ 34,236
Vale SA:
(PN-A) sponsored ADR (a)	11,000	266,530
sponsored ADR (a)	2,100	58,380
Vivo Participacoes SA sponsored ADR	3,300	88,242
TOTAL BRAZIL		2,956,810
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,990	111,178
Eldorado Gold Corp.	3,700	60,110
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	119,510
First Quantum Minerals Ltd.	600	37,601
Goldcorp, Inc.	1,400	54,886
Niko Resources Ltd.	2,560	276,135
Open Text Corp. (a)	3,900	154,376
Pacific Rubiales Energy Corp. (a)	400	9,596
Pan American Silver Corp.	2,400	55,104
Petrobank Energy & Resources Ltd. (a)	5,900	243,071
Power Corp. of Canada (sub. vtg.)	2,900	75,325
Quadra FNX Mining Ltd. (a)	600	7,267
Sherritt International Corp.	1,600	10,600
Sino-Forest Corp. (a)	1,400	21,559
Suncor Energy, Inc.	3,500	115,390
Toronto-Dominion Bank	3,300	234,864
Uranium One, Inc. (a)	10,500	28,498
TOTAL CANADA		1,615,070
Cayman Islands - 0.9%
3SBio, Inc. sponsored ADR (a)	600	9,030
China High Speed Transmission Equipment Group Co. Ltd.	26,000	59,448
China Lilang Ltd.	59,000	65,248
China Shanshui Cement Group Ltd.	43,000	23,140
Daphne International Holdings Ltd.	30,000	27,770
Eurasia Drilling Co. Ltd.:
GDR (e)	400	8,200
GDR (Reg. S)	1,900	38,950
Hengdeli Holdings Ltd.	254,000	116,413
Hidili Industry International Development Ltd.	33,000	29,824
Kingboard Chemical Holdings Ltd.	8,500	39,340
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	239
Shenguan Holdings Group Ltd.	10,000	9,115
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Vantage Drilling Co. (a)	5,500	$ 7,315
Wynn Macau Ltd.	52,200	88,843
TOTAL CAYMAN ISLANDS		522,875
Chile - 0.2%
Banco Santander Chile sponsored ADR	1,100	91,311
Enersis SA sponsored ADR	1,700	35,258
TOTAL CHILE		126,569
China - 2.0%
Agricultural Bank of China (H Shares)	20,000	9,012
Baidu.com, Inc. sponsored ADR (a)	2,000	162,820
China Hongxing Sports Ltd.	33,000	3,761
China Merchants Bank Co. Ltd. (H Shares)	87,383	233,434
China Nepstar Chain Drugstore Ltd. ADR	930	2,809
China Shenhua Energy Co. Ltd. (H Shares)	20,500	78,912
China Yurun Food Group Ltd.	11,000	36,112
Digital China Holdings Ltd. (H Shares)	9,000	14,599
Golden Eagle Retail Group Ltd. (H Shares)	17,000	40,402
Harbin Power Equipment Co. Ltd. (H Shares)	20,000	17,509
Industrial & Commercial Bank of China Ltd. (H Shares)	380,000	290,106
Minth Group Ltd.	16,000	24,018
Nine Dragons Paper (Holdings) Ltd.	52,000	75,515
Ping An Insurance Group Co. China Ltd. (H Shares)	11,000	91,130
Tencent Holdings Ltd.	2,200	42,400
Yantai Changyu Pioneer Wine Co. (B Shares)	4,000	42,052
TOTAL CHINA		1,164,591
Colombia - 0.0%
Ecopetrol SA ADR	500	17,060
Czech Republic - 0.1%
Komercni Banka AS	300	58,265
Denmark - 1.3%
Novo Nordisk AS:
Series B	948	81,128
Series B sponsored ADR	4,600	395,738
Vestas Wind Systems AS (a)	3,395	165,088
William Demant Holding AS (a)	1,810	132,655
TOTAL DENMARK		774,609
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	11,800	82,600
Common Stocks - continued
	Shares	Value
Finland - 0.8%
Metso Corp.	3,400	$ 134,094
Nokian Tyres PLC	5,902	165,617
Outotec OYJ	4,700	166,436
TOTAL FINLAND		466,147
France - 5.8%
Atos Origin SA (a)	1,272	54,627
Audika SA	1,000	26,276
AXA SA sponsored ADR	27,400	505,530
BNP Paribas SA	4,551	312,652
Carrefour SA	504	23,205
Christian Dior SA	700	75,871
Compagnie de St. Gobain	3,064	130,446
Credit Agricole SA	9,000	123,284
Danone	5,280	296,188
Laurent-Perrier Group	209	18,580
PPR SA	1,000	133,789
Remy Cointreau SA	2,019	110,364
Renault SA (a)	1,100	49,082
Safran SA	5,614	151,535
Saft Groupe SA	879	30,136
Sanofi-Aventis	756	43,955
Sanofi-Aventis sponsored ADR	7,500	218,550
Schneider Electric SA	815	94,007
Societe Generale Series A	6,510	375,326
Total SA	690	34,838
Total SA sponsored ADR	7,600	384,788
Unibail-Rodamco	1,242	245,080
Virbac SA	100	12,056
TOTAL FRANCE		3,450,165
Georgia - 0.0%
Bank of Georgia unit (a)	800	9,520
Germany - 4.1%
Allianz AG sponsored ADR	7,300	84,826
BASF AG	2,272	132,692
Bayerische Motoren Werke AG (BMW)	1,659	89,323
Bilfinger Berger AG	348	19,868
Colonia Real Estate AG (a)	1,279	7,151
CTS Eventim AG	331	16,903
Daimler AG (United States) (a)	4,400	237,820
Deutsche Boerse AG	1,500	105,024
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	17,959	$ 535,900
Fielmann AG	209	16,516
HeidelbergCement AG	1,900	95,699
Linde AG	2,399	281,250
MAN SE	1,171	108,713
Metro AG	1,600	88,826
Munich Re Group	1,488	206,157
Siemens AG sponsored ADR	4,000	389,560
Software AG (Bearer)	193	21,522
TOTAL GERMANY		2,437,750
Greece - 0.2%
Hellenic Telecommunications Organization SA	8,339	68,012
Public Power Corp. of Greece	3,600	57,290
Terna Energy SA	3,749	18,470
TOTAL GREECE		143,772
Hong Kong - 3.1%
China Agri-Industries Holding Ltd.	29,000	32,818
China Mobile (Hong Kong) Ltd.	22,000	223,566
China Resources Power Holdings Co. Ltd.	54,000	117,907
CNOOC Ltd.	145,000	244,380
CNOOC Ltd. sponsored ADR	260	43,789
Hang Lung Group Ltd.	10,000	58,706
Hong Kong Exchanges and Clearing Ltd.	16,500	271,265
Hutchison Whampoa Ltd.	18,000	118,880
Shanghai Industrial Holdings Ltd.	13,000	59,247
Swire Pacific Ltd. (A Shares)	32,500	394,979
Techtronic Industries Co. Ltd.	99,000	81,698
Texwinca Holdings Ltd.	16,000	16,376
Wharf Holdings Ltd.	32,000	175,089
TOTAL HONG KONG		1,838,700
Hungary - 0.1%
OTP Bank Ltd. (a)	2,800	67,263
India - 1.3%
Bank of Baroda	8,332	140,571
Bharat Heavy Electricals Ltd.	1,141	59,969
Housing Development Finance Corp. Ltd.	1,458	93,914
Idea Cellular Ltd. (a)	17,067	25,977
Infosys Technologies Ltd. sponsored ADR	1,900	114,912
Infrastructure Development Finance Co. Ltd.	7,177	28,771
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd.	1,802	$ 47,998
JSW Steel Ltd.	2,299	55,377
Jyothy Laboratories Ltd.	2,850	17,428
Reliance Industries Ltd.	2,192	47,713
Rural Electrification Corp. Ltd.	6,678	45,393
Tata Consultancy Services Ltd.	4,522	81,871
Tata Power Co. Ltd.	813	23,153
Ultratech Cement Ltd.	758	14,117
Unitech Ltd.	4,394	7,687
TOTAL INDIA		804,851
Indonesia - 1.3%
PT Astra International Tbk	16,000	90,738
PT Bank Negara Indonesia (Persero) Tbk	120,500	40,773
PT Bank Rakyat Indonesia Tbk	190,500	210,957
PT Delta Dunia Petroindo Tbk (a)	90,500	10,123
PT Gudang Garam Tbk	10,500	41,107
PT Indo Tambangraya Megah Tbk	6,000	25,168
PT Indocement Tunggal Prakarsa Tbk	32,500	61,437
PT Indofood Sukses Makmur Tbk	106,500	55,097
PT Indosat Tbk	29,500	16,004
PT Indosat Tbk sponsored ADR	600	16,188
PT Kalbe Farma Tbk	67,500	18,498
PT Perusahaan Gas Negara Tbk Series B	103,500	46,888
PT Semen Gresik Tbk	67,500	69,841
PT Tambang Batubbara Bukit Asam Tbk	6,000	11,208
PT XL Axiata Tbk (a)	70,500	37,458
TOTAL INDONESIA		751,485
Ireland - 0.6%
CRH PLC sponsored ADR	11,900	250,257
James Hardie Industries NV sponsored ADR (a)	4,195	122,704
TOTAL IRELAND		372,961
Israel - 0.2%
Partner Communications Co. Ltd. ADR	3,042	50,345
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,400	68,390
TOTAL ISRAEL		118,735
Italy - 1.8%
Azimut Holdings SpA	16,607	166,448
Fiat SpA	13,000	166,555
Interpump Group SpA (a)	4,125	22,312
Common Stocks - continued
	Shares	Value
Italy - continued
Intesa Sanpaolo SpA	129,152	$ 427,559
Saipem SpA	3,010	108,277
UniCredit SpA	72,701	203,723
TOTAL ITALY		1,094,874
Japan - 11.8%
Aisin Seiki Co. Ltd.	3,100	86,624
Aozora Bank Ltd.	10,000	13,306
Asahi Co. Ltd.	500	7,434
Autobacs Seven Co. Ltd.	4,000	148,800
Credit Saison Co. Ltd.	5,300	67,335
Daikoku Denki Co. Ltd.	1,100	15,044
Daikokutenbussan Co. Ltd.	800	24,623
Denso Corp.	12,600	361,125
East Japan Railway Co.	6,800	438,253
Fanuc Ltd.	2,100	248,088
Fast Retailing Co. Ltd.	800	119,688
FCC Co. Ltd.	900	17,432
Fukuoka (REIT) Investment Fund	3	18,953
GCA Savvian Group Corp. (a)	14	14,255
Glory Ltd.	400	9,307
Goldcrest Co. Ltd.	370	7,561
Gunma Bank Ltd.	3,000	16,106
Honda Motor Co. Ltd.	4,500	142,324
Japan Retail Fund Investment Corp.	103	132,646
Japan Steel Works Ltd.	13,000	125,450
Japan Tobacco, Inc.	14	45,033
JSR Corp.	4,300	75,328
Kamigumi Co. Ltd.	2,000	15,690
Keyence Corp.	710	163,483
Kobayashi Pharmaceutical Co. Ltd.	3,900	164,484
Konica Minolta Holdings, Inc.	8,500	89,500
Kyoto Kimono Yuzen Co. Ltd.	900	8,956
Meiko Network Japan Co. Ltd.	900	6,394
Miraca Holdings, Inc.	4,200	124,992
Miraial Co. Ltd.	300	8,088
Mitsubishi UFJ Financial Group, Inc.	75,300	372,906
Mitsui & Co. Ltd.	35,000	448,713
MS&AD Insurance Group Holdings, Inc.	3,990	88,687
Nabtesco Corp.	1,000	15,829
Nachi-Fujikoshi Corp.	7,000	20,816
Nagaileben Co. Ltd.	300	7,328
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon Parkerizing Co. Ltd.	1,000	$ 12,867
Nippon Electric Glass Co. Ltd.	15,000	191,091
Nippon Seiki Co. Ltd.	2,000	21,984
Nippon Telegraph & Telephone Corp.	1,400	58,208
Nippon Thompson Co. Ltd.	20,000	132,138
Nitto Kohki Co. Ltd.	300	6,665
Obic Co. Ltd.	610	115,118
ORIX Corp.	2,240	176,245
Osaka Securities Exchange Co. Ltd.	30	149,262
OSG Corp.	1,200	13,260
Promise Co. Ltd.	8,800	70,054
SAZABY, Inc.	400	6,017
Seven & i Holdings Co., Ltd.	3,000	71,820
Shiseido Co. Ltd.	7,200	161,120
SHO-BOND Holdings Co. Ltd.	3,500	74,677
Shoei Co. Ltd.	600	5,929
SOFTBANK CORP.	3,000	89,731
Sumitomo Corp.	21,400	227,309
Sumitomo Metal Industries Ltd.	45,000	108,823
Sumitomo Mitsui Financial Group, Inc.	6,200	191,972
The Daishi Bank Ltd., Niigata	3,000	10,379
The Nippon Synthetic Chemical Industry Co. Ltd.	1,000	6,098
THK Co. Ltd.	800	15,801
Toho Holdings Co. Ltd.	1,200	17,939
Tokio Marine Holdings, Inc.	3,500	95,817
Tokyo Electron Ltd.	800	42,951
Tokyo Gas Co., Ltd.	61,000	277,385
Toridoll Corp.	4	7,322
Toyota Motor Corp.	10,900	382,500
Tsumura & Co.	600	18,043
Tsutsumi Jewelry Co. Ltd.	400	9,303
USS Co. Ltd.	4,100	308,360
Xebio Co. Ltd.	1,800	35,698
Yamada Denki Co. Ltd.	1,400	94,602
Yamatake Corp.	600	15,329
Yamato Kogyo Co. Ltd.	5,600	136,590
TOTAL JAPAN		7,028,988
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	1,387	11,304
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	25,428
TOTAL KAZAKHSTAN		36,732
Common Stocks - continued
	Shares	Value
Korea (South) - 2.7%
Amorepacific Corp.	51	$ 41,654
Busan Bank	1,450	15,631
CJ CheilJedang Corp.	224	44,791
CJ Corp.	760	47,550
Daegu Bank Co. Ltd.	490	6,318
Daelim Industrial Co.	563	31,893
Hanjin Heavy Industries & Consolidated Co. Ltd.	520	12,442
Honam Petrochemical Corp.	210	30,628
Hynix Semiconductor, Inc. (a)	2,500	47,559
Hyundai Mobis	414	71,581
Hyundai Motor Co.	1,043	131,395
Industrial Bank of Korea	5,120	67,747
Kia Motors Corp.	2,260	59,044
Korea Exchange Bank	3,360	34,516
KT Corp.	1,060	38,248
LG Display Co. Ltd.	1,370	41,890
LG Display Co. Ltd. sponsored ADR	1,300	19,981
LG Innotek Co. Ltd.	335	45,318
Lumens Co. Ltd. (a)	2,452	24,048
NCsoft Corp.	275	43,712
NHN Corp. (a)	1,297	201,774
Samsung Electronics Co. Ltd.	408	279,417
Shinhan Financial Group Co. Ltd.	4,980	204,473
Shinhan Financial Group Co. Ltd. sponsored ADR	300	24,819
Tong Yang Securities, Inc.	2,260	20,637
TOTAL KOREA (SOUTH)		1,587,066
Lebanon - 0.0%
BLOM Bank SAL GDR	50	4,645
Luxembourg - 0.7%
ArcelorMittal SA:
(Netherlands)	2,449	74,987
Class A unit	6,300	193,410
Evraz Group SA GDR (a)	1,900	50,635
GlobeOp Financial Services SA	2,300	10,281
Millicom International Cellular SA	500	46,610
Ternium SA sponsored ADR	1,300	46,475
TOTAL LUXEMBOURG		422,398
Malaysia - 0.1%
Axiata Group Bhd (a)	22,700	30,374
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital BHD	5,200	$ 10,600
Top Glove Corp. Bhd	9,200	19,187
TOTAL MALAYSIA		60,161
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	3,500	173,635
Banco Compartamos SA de CV	5,100	30,745
Cemex SA de CV sponsored ADR	4,962	46,841
Genomma Lab Internacional SA de CV (a)	3,500	11,920
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	349	11,339
Grupo Financiero Banorte SAB de CV Series O	11,900	46,581
Wal-Mart de Mexico SA de CV Series V	96,500	224,128
TOTAL MEXICO		545,189
Netherlands - 2.1%
Aalberts Industries NV	1,500	22,356
ASM International NV unit (a)	7,035	178,970
ASML Holding NV	5,100	164,169
Gemalto NV	3,455	141,847
Heijmans NV unit (a)	710	11,253
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	17,910	171,781
sponsored ADR (a)	13,800	132,756
Koninklijke Ahold NV	8,344	107,120
Koninklijke KPN NV	15,344	213,585
QIAGEN NV (a)	6,800	127,296
TOTAL NETHERLANDS		1,271,133
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	5,225	34,276
Norway - 0.3%
Aker Solutions ASA	7,500	97,246
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	10,000	13,748
DnB NOR ASA	4,300	53,418
Sevan Marine ASA (a)	10,000	10,167
TOTAL NORWAY		174,579
Panama - 0.1%
Copa Holdings SA Class A	800	41,320
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.3%
Lihir Gold Ltd. sponsored ADR	4,400	$ 162,976
Oil Search Ltd.	1,312	6,933
TOTAL PAPUA NEW GUINEA		169,909
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	2,600	100,386
Philippines - 0.0%
Jollibee Food Corp.	7,500	12,768
Megaworld Corp.	70,000	2,306
TOTAL PHILIPPINES		15,074
Poland - 0.1%
Bank Polska Kasa Opieki SA	1,100	58,665
Portugal - 0.4%
Energias de Portugal SA	48,067	158,061
Jeronimo Martins SGPS SA	9,625	105,188
TOTAL PORTUGAL		263,249
Russia - 1.8%
Cherkizovo Group OJSC GDR (a)	1,018	15,710
Gazprom Neft (a)	2,401	9,737
LSR Group OJSC GDR (Reg. S) (a)	1,100	10,010
Magnit OJSC GDR (Reg. S)	3,200	67,680
Mechel Steel Group OAO sponsored:
ADR	5,300	115,434
ADR (a)	700	5,215
Novorossiysk Commercial Sea Port JSC	27,200	4,245
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	200	2,370
OAO Gazprom sponsored ADR	7,467	161,287
OAO NOVATEK GDR	1,200	90,000
OAO Tatneft sponsored ADR	2,200	68,002
OJSC MMC Norilsk Nickel sponsored ADR (a)	5,784	94,164
OJSC Oil Company Rosneft GDR (Reg. S)	15,400	102,872
Polymetal JSC GDR (Reg. S) (a)	3,900	51,129
Protek (a)	3,069	12,033
RusHydro JSC sponsored ADR (a)	9,500	49,590
Sberbank (Savings Bank of the Russian Federation)	31,900	88,983
Sberbank (Savings Bank of the Russian Federation) GDR	150	44,184
Sistema JSFC sponsored GDR (a)	2,000	49,000
TGK-1 OAO (a)	9,507,900	6,187
TOTAL RUSSIA		1,047,832
Common Stocks - continued
	Shares	Value
Singapore - 1.5%
Allgreen Properties Ltd.	21,000	$ 18,067
City Developments Ltd.	7,000	62,284
DBS Group Holdings Ltd.	7,150	75,711
Keppel Land Ltd.	3,000	8,912
Singapore Exchange Ltd.	44,000	247,842
Straits Asia Resources Ltd.	20,000	30,443
United Overseas Bank Ltd.	17,943	262,040
Wing Tai Holdings Ltd.	58,000	76,770
Yanlord Land Group Ltd.	66,000	90,271
TOTAL SINGAPORE		872,340
South Africa - 2.5%
African Bank Investments Ltd.	12,000	55,112
African Rainbow Minerals Ltd.	9,763	228,941
AngloGold Ashanti Ltd.	1,400	56,796
AngloGold Ashanti Ltd. sponsored ADR	300	12,156
Aspen Pharmacare Holdings Ltd. (a)	4,300	48,044
Clicks Group Ltd.	36,929	183,017
FirstRand Ltd.	25,000	69,404
Foschini Ltd.	4,420	43,023
Illovo Sugar Ltd.	7,000	26,861
Impala Platinum Holdings Ltd.	1,700	46,027
Imperial Holdings Ltd.	3,267	43,198
JSE Ltd.	14,600	142,111
Mr. Price Group Ltd.	33,500	231,882
MTN Group Ltd.	2,100	33,669
Mvelaphanda Resources Ltd. (a)	6,922	41,489
Shoprite Holdings Ltd.	3,800	47,615
Standard Bank Group Ltd.	6,737	104,828
Woolworths Holdings Ltd.	14,667	52,259
TOTAL SOUTH AFRICA		1,466,432
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	7,759	104,359
Banco Santander SA	10,716	139,234
Banco Santander SA sponsored ADR	30,800	393,316
Gestevision Telecinco SA	2,300	26,362
Grifols SA	646	7,201
Iberdrola SA	38,042	268,487
Inditex SA	2,711	179,319
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	2,951	$ 145,117
Telefonica SA sponsored ADR	4,040	276,498
TOTAL SPAIN		1,539,893
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	8,401	264,670
Intrum Justitia AB	1,200	13,799
Swedish Match Co.	3,700	87,400
Telefonaktiebolaget LM Ericsson (B Shares)	6,834	75,425
TOTAL SWEDEN		441,294
Switzerland - 6.6%
Actelion Ltd. (a)	1,928	77,986
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,098	40,692
Credit Suisse Group sponsored ADR	2,700	122,499
Lonza Group AG	313	24,312
Nestle SA	19,934	985,647
Novartis AG sponsored ADR (d)	7,800	380,172
Roche Holding AG (participation certificate)	7,734	1,006,140
Sonova Holding AG Class B	2,815	341,622
The Swatch Group AG:
(Bearer)	620	192,033
(Reg.)	189	10,625
Transocean Ltd. (a)	2,620	121,070
UBS AG (a)	4,073	69,150
UBS AG (NY Shares) (a)	6,900	117,093
Zurich Financial Services AG	1,891	441,545
TOTAL SWITZERLAND		3,930,586
Taiwan - 1.3%
Advanced Semiconductor Engineering, Inc.	10,999	8,514
Advanced Semiconductor Engineering, Inc. sponsored ADR	9,899	37,517
Alpha Networks, Inc.	10,000	7,628
Asia Cement Corp.	38,000	37,658
AU Optronics Corp.	45,000	42,673
Chroma ATE, Inc.	5,150	10,352
Formosa Plastics Corp.	29,000	60,652
Fubon Financial Holding Co. Ltd.	52,000	63,887
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,838	67,905
HTC Corp.	6,300	115,808
Macronix International Co. Ltd.	84,000	56,066
Taishin Financial Holdings Co. Ltd. (a)	126,000	56,328
Taiwan Semiconductor Manufacturing Co. Ltd.	72,169	139,565
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,310	$ 23,331
Wistron Corp.	31,510	50,928
TOTAL TAIWAN		778,812
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	14,200	41,054
Banpu PCL unit	1,100	21,224
Siam Commercial Bank PCL (For. Reg.)	50,400	138,701
Total Access Communication PCL (For. Reg.)	200	292
TOTAL THAILAND		201,271
Turkey - 1.5%
Albaraka Turk Katilim Bankasi AS	19,000	32,774
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	7,000	88,237
Asya Katilim Bankasi AS	52,000	129,715
Coca-Cola Icecek AS	14,900	155,198
Enka Insaat ve Sanayi AS	3,666	13,499
Tofas Turk Otomobil Fabrikasi AS	10,482	39,986
Tupras-Turkiye Petrol Rafinerileri AS	200	4,545
Turk Hava Yollari AO	16,714	48,347
Turkiye Garanti Bankasi AS	60,700	314,111
Turkiye Halk Bankasi AS	6,000	48,564
TOTAL TURKEY		874,976
United Arab Emirates - 0.0%
DP World Ltd.	51,902	25,172
United Kingdom - 15.4%
Aberdeen Asset Management PLC	27,018	59,495
Aegis Group PLC	44,539	81,870
AMEC PLC	1,055	14,445
Anglo American PLC (United Kingdom)	10,631	420,927
Babcock International Group PLC	18,000	156,401
BAE Systems PLC	51,500	252,334
Barclays PLC	46,033	238,305
Begbies Traynor Group PLC	9,400	10,173
Bellway PLC	6,828	62,059
BG Group PLC	28,288	453,208
BHP Billiton PLC ADR	13,800	849,252
BP PLC sponsored ADR	7,800	300,066
Britvic PLC	3,000	22,585
Carphone Warehouse Group PLC (a)	15,200	54,831
Centrica PLC	31,775	151,451
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	23,900	$ 89,026
Dechra Pharmaceuticals PLC	1,300	8,462
Derwent London PLC	600	12,619
GlaxoSmithKline PLC sponsored ADR	5,800	203,986
Great Portland Estates PLC	3,972	18,770
H&T Group PLC	2,891	10,202
Hikma Pharmaceuticals PLC	4,256	47,794
HSBC Holdings PLC:
(United Kingdom)	23,789	241,800
sponsored ADR	6,951	355,057
Imperial Tobacco Group PLC	6,467	182,977
InterContinental Hotel Group PLC ADR	10,960	190,704
International Power PLC	9,989	56,087
Johnson Matthey PLC	6,092	161,570
Man Group PLC	18,077	61,609
Meggitt PLC	5,590	26,232
Micro Focus International PLC	1,800	11,668
Misys PLC (a)	11,200	44,284
Mothercare PLC	9,299	76,131
Persimmon PLC (a)	2,037	11,281
Prudential PLC	30,708	267,105
Reckitt Benckiser Group PLC	5,138	251,826
Rio Tinto PLC	7,896	408,468
Rio Tinto PLC sponsored ADR	6,660	345,787
Rotork PLC	600	14,210
Royal Dutch Shell PLC Class A sponsored ADR	15,000	831,300
Serco Group PLC	28,584	248,140
Shaftesbury PLC	19,033	119,405
Spectris PLC	1,649	23,393
Spirax-Sarco Engineering PLC	1,704	41,719
SSL International PLC	867	16,059
Standard Chartered PLC (United Kingdom)	14,063	406,279
Ted Baker PLC	2,175	18,199
Tesco PLC	52,183	319,723
Ultra Electronics Holdings PLC	800	20,251
Unite Group PLC (a)	29,402	87,478
Vedanta Resources PLC	4,000	153,139
Victrex PLC	5,318	101,757
Vodafone Group PLC sponsored ADR	18,200	427,336
Wolseley PLC (a)	4,563	102,912
Xstrata PLC	2,000	31,854
TOTAL UNITED KINGDOM		9,174,001
Common Stocks - continued
	Shares	Value
United States of America - 4.3%
Advanced Energy Industries, Inc. (a)	1,181	$ 20,797
Allergan, Inc.	1,600	97,696
Autoliv, Inc.	4,150	238,376
Berkshire Hathaway, Inc. Class B (a)	1,650	128,898
CTC Media, Inc.	1,100	19,833
Cymer, Inc. (a)	2,250	74,880
Dril-Quip, Inc. (a)	260	13,593
Evercore Partners, Inc. Class A	300	7,044
Freeport-McMoRan Copper & Gold, Inc.	500	35,770
ION Geophysical Corp. (a)	15,371	67,479
JPMorgan Chase & Co.	2,163	87,126
Juniper Networks, Inc. (a)	14,540	403,921
Kansas City Southern (a)	680	24,956
Lam Research Corp. (a)	197	8,311
Martin Marietta Materials, Inc.	670	57,218
Mead Johnson Nutrition Co. Class A	3,100	164,734
Mohawk Industries, Inc. (a)	2,970	145,322
Philip Morris International, Inc.	2,900	148,016
PriceSmart, Inc.	1,800	50,400
ResMed, Inc. (a)	2,130	139,920
Solutia, Inc. (a)	484	6,829
Union Pacific Corp.	2,100	156,807
Visa, Inc. Class A	6,100	447,435
TOTAL UNITED STATES OF AMERICA		2,545,361
TOTAL COMMON STOCKS (Cost $60,864,772)		57,803,935
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Fiat SpA (Risparmio Shares)	7,800	62,979
Telecom Italia SpA (Risparmio Shares)	118,500	123,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $225,724)		186,159
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI ACWI ex US Index ETF (Cost $285,682)	7,500	292,725
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $749,400)	749,400	$ 749,400
Cash Equivalents - 2.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $1,379,000)	$ 1,379,024	1,379,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $63,504,578)		60,411,219
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(813,220)
NET ASSETS - 100%		$ 59,597,999
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,307 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,379,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 305,327
Bank of America NA	192,656
Barclays Capital, Inc.	311,459
Credit Agricole Securities (USA) Inc.	64,219
Credit Suisse Securities (USA) LLC	82,565
Deutsche Bank Securities, Inc.	32,109
ING Financial Markets LLC	32,109
Mizuho Securities USA, Inc.	64,219
Morgan Stanley & Co., Inc.	64,219
RBC Capital Markets Corp.	63,149
RBS Securities, Inc.	64,219
Societe Generale, New York Branch	96,328
Wells Fargo Securities LLC	6,422
$ 1,379,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 17,235
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 9,174,001	$ 8,018,323	$ 1,155,678	$ -
Japan	7,028,988	6,073,050	955,938	-
Switzerland	3,930,586	3,861,436	69,150	-
France	3,450,165	3,371,372	78,793	-
Brazil	2,956,810	2,956,810	-	-
United States of America	2,545,361	2,545,361	-	-
Germany	2,437,750	2,437,750	-	-
Hong Kong	1,838,700	1,370,754	467,946	-
Australia	1,637,314	1,637,314	-	-
China	1,164,591	1,073,461	-	91,130
Other	21,825,828	20,337,776	1,488,052	-
Investment Companies	292,725	292,725	-	-
Money Market Funds	749,400	749,400	-	-
Cash Equivalents	1,379,000	-	1,379,000	-
Total Investments in Securities:	$ 60,411,219	$ 54,725,532	$ 5,594,557	$ 91,130
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(17,660)
Total Unrealized Gain (Loss)	13,444
Cost of Purchases	54,839
Proceeds of Sales	(25,593)
Amortization/Accretion	-
Transfers in to Level 3	65,731
Transfers out of Level 3	-
Ending Balance	$ 91,130
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (12,410)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $64,295,446. Net unrealized depreciation aggregated $3,884,227, of which $4,530,491 related to appreciated investment securities and $8,414,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Worldwide Fund

July 31, 2010

1.804829.106

WLD-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.4%
Australia & New Zealand Banking Group Ltd.	150,512	$ 3,139,198
Commonwealth Bank of Australia	71,798	3,414,635
JB Hi-Fi Ltd.	75,078	1,300,263
Macquarie Group Ltd.	78,951	2,657,524
Wesfarmers Ltd.	61,452	1,728,755
Westfield Group unit	128,519	1,419,906
TOTAL AUSTRALIA		13,660,281
Bailiwick of Jersey - 0.6%
Experian PLC	201,300	1,981,136
Informa PLC	317,547	1,954,312
Shire PLC	111,800	2,555,994
TOTAL BAILIWICK OF JERSEY		6,491,442
Belgium - 0.8%
Anheuser-Busch InBev SA NV	129,929	6,881,251
Delhaize Group SA	16,600	1,225,778
TOTAL BELGIUM		8,107,029
Bermuda - 0.6%
Huabao International Holdings Ltd.	1,652,000	2,131,064
Li & Fung Ltd.	258,000	1,182,465
Noble Group Ltd.	1,474,363	1,788,881
Signet Jewelers Ltd. (a)	23,500	699,595
TOTAL BERMUDA		5,802,005
British Virgin Islands - 0.1%
Playtech Ltd.	200,359	1,390,526
Canada - 1.2%
Dollarama, Inc.	31,500	786,313
Dollarama, Inc. (e)	39,800	993,500
InterOil Corp. (a)(d)	13,400	804,000
Keyera Facilities Income Fund	82,000	2,288,613
Niko Resources Ltd.	26,700	2,880,000
Open Text Corp. (a)	51,400	2,034,599
Petrobank Energy & Resources Ltd. (a)	46,800	1,928,090
TOTAL CANADA		11,715,115
Cayman Islands - 1.0%
Alibaba.com Ltd.	478,000	988,308
BaWang International (Group) Holding Ltd.	1,691,000	1,031,907
Belle International Holdings Ltd.	489,000	754,196
Bosideng International Holdings Ltd.	3,096,000	956,601
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,095,072
Eurasia Drilling Co. Ltd. GDR (e)	27,400	561,700
Hengdeli Holdings Ltd.	4,104,000	1,880,945
Herbalife Ltd.	31,000	1,538,840
Peak Sport Products Co. Ltd.	508,000	355,780
Shenguan Holdings Group Ltd.	608,000	554,186
TOTAL CAYMAN ISLANDS		9,717,535

	Shares	Value
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	27,000	$ 2,198,070
Comba Telecom Systems Holdings Ltd.	371,800	382,929
ZTE Corp. (H Shares)	521,376	1,668,000
TOTAL CHINA		4,248,999
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	50,830
Denmark - 1.3%
Carlsberg AS Series B	19,000	1,684,975
Novo Nordisk AS Series B	92,116	7,883,142
William Demant Holding AS (a)	53,200	3,899,038
TOTAL DENMARK		13,467,155
France - 4.2%
Atos Origin SA (a)	65,745	2,823,444
AXA SA	134,237	2,474,778
BNP Paribas SA	53,888	3,702,083
Carrefour SA	33,272	1,531,871
Compagnie Generale de Geophysique SA (a)	58,200	1,123,607
Danone	33,565	1,882,868
Essilor International SA	22,037	1,378,652
GDF Suez	48,600	1,614,608
Iliad Group SA	27,158	2,391,025
LVMH Moet Hennessy - Louis Vuitton	26,248	3,202,771
Pernod-Ricard SA	21,114	1,652,787
PPR SA	34,650	4,635,785
Sanofi-Aventis	66,705	3,878,321
Schneider Electric SA	32,066	3,698,700
Societe Generale Series A	64,751	3,733,134
Unibail-Rodamco	6,389	1,260,723
Vallourec SA	13,400	1,304,802
TOTAL FRANCE		42,289,959
Germany - 3.0%
BASF AG	32,908	1,921,930
Bayerische Motoren Werke AG (BMW)	100,009	5,384,623
Deutsche Bank AG	32,600	2,277,422
Deutsche Boerse AG	34,423	2,410,159
GEA Group AG	110,697	2,505,369
HeidelbergCement AG	68,666	3,458,566
Kabel Deutschland Holding AG	40,500	1,277,413
MAN SE	15,961	1,481,781
Metro AG	23,500	1,304,631
Munich Re Group	13,368	1,852,084
Siemens AG	59,514	5,801,279
TOTAL GERMANY		29,675,257
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	58,200	1,372,723
Hong Kong - 0.5%
BYD Electronic International Co. Ltd.	1,094,500	610,130
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Henderson Land Development Co. Ltd.	203,000	$ 1,263,605
Techtronic Industries Co. Ltd.	3,575,500	2,950,622
TOTAL HONG KONG		4,824,357
India - 1.1%
Adani Enterprises Ltd.	108,277	1,362,887
Housing Development Finance Corp. Ltd.	16,323	1,051,416
IndusInd Bank Ltd.	112,500	495,378
Infrastructure Development Finance Co. Ltd.	329,354	1,320,327
Larsen & Toubro Ltd.	43,646	1,688,348
LIC Housing Finance Ltd.	55,600	1,362,161
Reliance Industries Ltd.	49,372	1,074,667
Rural Electrification Corp. Ltd.	149,130	1,013,702
State Bank of India	11,744	633,697
Titan Industries Ltd.	8,771	530,552
TOTAL INDIA		10,533,135
Indonesia - 0.2%
PT XL Axiata Tbk (a)	4,163,000	2,211,888
Ireland - 0.8%
Bank of Ireland (a)	582,300	630,446
CRH PLC	82,810	1,726,692
Ingersoll-Rand Co. Ltd.	39,200	1,468,432
James Hardie Industries NV unit (a)	299,330	1,763,225
Paddy Power PLC (Ireland)	53,800	1,954,952
TOTAL IRELAND		7,543,747
Israel - 0.4%
Israel Chemicals Ltd.	81,400	1,012,911
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,400	2,755,140
TOTAL ISRAEL		3,768,051
Italy - 0.5%
Intesa Sanpaolo SpA	304,069	1,006,623
Prysmian SpA	75,500	1,277,270
Saipem SpA	89,340	3,213,780
TOTAL ITALY		5,497,673
Japan - 8.6%
ABC-Mart, Inc.	67,200	2,184,923
Asics Corp.	155,000	1,531,617
Canon, Inc.	89,550	3,877,578
Denso Corp.	86,400	2,476,283
Don Quijote Co. Ltd.	34,200	890,367
Fast Retailing Co. Ltd.	4,800	718,126
Goldcrest Co. Ltd.	23,480	479,788
GREE, Inc.	10,400	853,179
Honda Motor Co. Ltd.	94,600	2,991,959
JSR Corp.	126,300	2,212,533
Keyence Corp.	15,100	3,476,887
Konica Minolta Holdings, Inc.	188,500	1,984,784

	Shares	Value
Mazda Motor Corp.	1,124,000	$ 2,718,149
Misumi Group, Inc.	46,300	890,374
Mitsubishi Corp.	107,700	2,329,086
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,358,351
Mitsui & Co. Ltd.	120,900	1,549,982
Mizuho Financial Group, Inc.	1,079,300	1,748,989
NHK Spring Co. Ltd.	68,000	624,727
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,762,493
Nintendo Co. Ltd.	4,700	1,313,879
Nippon Electric Glass Co. Ltd.	102,000	1,299,416
Nitori Co. Ltd.	5,400	465,490
NSK Ltd.	307,000	2,184,611
Omron Corp.	182,800	4,407,928
ORIX Corp.	66,920	5,265,328
Rakuten, Inc.	4,389	3,361,895
Ricoh Co. Ltd.	219,000	3,033,185
Sawai Pharmaceutical Co. Ltd.	9,100	808,655
Shin-Etsu Chemical Co., Ltd.	37,100	1,848,024
SMC Corp.	19,400	2,567,961
SOFTBANK CORP.	185,000	5,533,410
Sony Corp.	68,100	2,129,800
Sony Financial Holdings, Inc.	381	1,382,048
Start Today Co. Ltd.	204	630,942
Sumitomo Mitsui Financial Group, Inc.	106,400	3,294,491
THK Co. Ltd.	70,200	1,386,536
Tokyo Electron Ltd.	31,000	1,664,333
Toyota Motor Corp.	73,300	2,572,224
TOTAL JAPAN		85,810,331
Korea (South) - 0.8%
Kia Motors Corp.	50,390	1,316,466
NCsoft Corp.	7,836	1,245,544
NHN Corp. (a)	6,568	1,021,781
Samsung Electronics Co. Ltd.	3,425	2,345,592
Shinhan Financial Group Co. Ltd.	56,700	2,328,036
TOTAL KOREA (SOUTH)		8,257,419
Luxembourg - 0.1%
Millicom International Cellular SA	15,000	1,398,300
Mexico - 0.4%
Grupo Modelo SAB de CV Series C	389,000	2,111,498
Wal-Mart de Mexico SA de CV Series V	831,200	1,930,519
TOTAL MEXICO		4,042,017
Netherlands - 1.7%
Aegon NV (a)	221,800	1,332,457
ASML Holding NV (Netherlands)	51,500	1,653,175
Gemalto NV	44,979	1,846,636
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,437,745
Koninklijke Ahold NV	228,653	2,935,447
Koninklijke Philips Electronics NV	177,781	5,527,519
Common Stocks - continued
	Shares	Value
Netherlands - continued
Randstad Holdings NV (a)	10,195	$ 458,025
Wolters Kluwer NV (Certificaten Van Aandelen)	80,800	1,630,209
TOTAL NETHERLANDS		16,821,213
Norway - 0.6%
Aker Solutions ASA	102,200	1,325,142
DnB NOR ASA	195,400	2,427,419
Pronova BioPharma ASA (a)	319,600	784,069
Yara International ASA	33,200	1,251,799
TOTAL NORWAY		5,788,429
Singapore - 0.2%
K-Green Trust (a)	46,800	39,576
Keppel Corp. Ltd.	234,000	1,607,148
TOTAL SINGAPORE		1,646,724
South Africa - 1.0%
African Rainbow Minerals Ltd.	33,000	773,844
AngloGold Ashanti Ltd. sponsored ADR	32,800	1,329,056
Clicks Group Ltd.	467,480	2,316,796
Mr. Price Group Ltd.	201,100	1,391,983
Sanlam Ltd.	389,600	1,336,357
Standard Bank Group Ltd.	72,700	1,131,219
Woolworths Holdings Ltd.	542,336	1,932,374
TOTAL SOUTH AFRICA		10,211,629
Spain - 1.6%
Antena 3 Television SA	118,200	861,173
Banco Bilbao Vizcaya Argentaria SA	227,085	3,045,655
Banco Santander SA (d)	477,562	6,205,009
Inditex SA	21,397	1,415,305
Telefonica SA	197,595	4,475,295
TOTAL SPAIN		16,002,437
Sweden - 0.8%
Elekta AB (B Shares)	134,000	3,885,592
H&M Hennes & Mauritz AB (B Shares)	42,246	1,330,942
Modern Times Group MTG AB (B Shares)	32,200	2,019,080
Skandinaviska Enskilda Banken AB (A Shares)	87,000	598,924
TOTAL SWEDEN		7,834,538
Switzerland - 3.3%
Adecco SA (Reg.)	13,014	663,476
BB BIOTECH AG	1,094	58,820
Compagnie Financiere Richemont SA Series A	38,215	1,491,469
Credit Suisse Group (Reg.)	34,493	1,563,704
Kuehne & Nagel International AG	10,620	1,138,931
Nestle SA	173,042	8,556,155
Novartis AG	86,475	4,204,429
Partners Group Holding	9,538	1,346,153

	Shares	Value
Roche Holding AG (participation certificate)	16,273	$ 2,117,029
Sonova Holding AG Class B	29,611	3,593,520
Swiss Reinsurance Co.	46,828	2,157,177
The Swatch Group AG (Bearer)	4,320	1,338,037
UBS AG (a)	77,250	1,311,522
Zurich Financial Services AG	13,722	3,204,062
TOTAL SWITZERLAND		32,744,484
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,251,587
HTC Corp.	129,150	2,374,059
TOTAL TAIWAN		3,625,646
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	467,000	2,007,205
Turkey - 0.1%
Turkiye Garanti Bankasi AS	282,000	1,459,298
United Kingdom - 11.3%
Aberdeen Asset Management PLC	860,419	1,894,672
Aegis Group PLC	401,246	737,556
Anglo American PLC (United Kingdom)	74,318	2,942,566
AstraZeneca PLC (United Kingdom)	71,698	3,593,215
Barclays PLC	1,108,831	5,740,220
BG Group PLC	121,882	1,952,697
BHP Billiton PLC	295,216	9,039,481
BlueBay Asset Management	163,000	718,374
BP PLC	1,228,500	7,852,615
British American Tobacco PLC (United Kingdom)	123,900	4,260,726
British Land Co. PLC	128,755	932,556
Britvic PLC	226,600	1,705,917
Burberry Group PLC	132,500	1,748,746
Carphone Warehouse Group PLC (a)	832,979	3,004,822
Centrica PLC	482,100	2,297,866
Cookson Group PLC (a)	82,570	574,992
HSBC Holdings PLC (United Kingdom)	1,018,019	10,347,529
IG Group Holdings PLC	288,329	2,142,596
Imperial Tobacco Group PLC	122,107	3,454,888
InterContinental Hotel Group PLC	115,278	1,997,115
International Personal Finance PLC	517,515	1,969,924
Johnson Matthey PLC	40,610	1,077,044
Legal & General Group PLC	996,089	1,399,009
Lloyds TSB Group PLC (a)	2,775,954	2,994,704
Ocado Group PLC (a)(e)	898,900	2,354,424
Reckitt Benckiser Group PLC	77,341	3,790,676
Rio Tinto PLC	82,540	4,269,877
Royal Dutch Shell PLC Class B	351,820	9,290,396
SABMiller PLC	65,900	1,998,935
Schroders PLC	85,800	1,733,245
Serco Group PLC	255,261	2,215,945
Standard Chartered PLC (United Kingdom)	96,936	2,800,474
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TalkTalk Telecom Group PLC (a)	1,214,758	$ 2,333,902
Ultra Electronics Holdings PLC	32,400	820,173
Vodafone Group PLC	1,708,600	3,982,028
Vodafone Group PLC sponsored ADR	47,212	1,108,538
Wolseley PLC (a)	75,760	1,708,660
TOTAL UNITED KINGDOM		112,787,103
United States of America - 47.9%
Abiomed, Inc. (a)	50,000	554,500
Amazon.com, Inc. (a)	19,800	2,334,222
American Express Co.	328,200	14,650,848
American Medical Systems Holdings, Inc. (a)	38,000	849,680
Amgen, Inc. (a)	43,000	2,344,790
Apple, Inc. (a)	89,600	23,049,600
Ardea Biosciences, Inc. (a)	25,400	506,730
AsiaInfo Holdings, Inc. (a)	39,100	797,640
Autoliv, Inc.	45,000	2,584,800
Baker Hughes, Inc.	17,000	820,590
Berkshire Hathaway, Inc. Class B (a)	150,000	11,718,000
BioMarin Pharmaceutical, Inc. (a)	124,000	2,709,400
C.H. Robinson Worldwide, Inc.	62,000	4,042,400
Capital One Financial Corp.	19,000	804,270
Caterpillar, Inc.	37,000	2,580,750
Central European Distribution Corp. (a)	30,000	782,100
Chevron Corp.	125,000	9,526,250
Cisco Systems, Inc. (a)	67,700	1,561,839
Citigroup, Inc. (a)	371,600	1,523,560
Citrix Systems, Inc. (a)	211,000	11,609,220
Cloud Peak Energy, Inc.	48,000	736,800
Cognizant Technology Solutions Corp. Class A (a)	159,000	8,675,040
Comerica, Inc.	326,000	12,505,360
Concur Technologies, Inc. (a)	61,000	2,823,080
CSX Corp.	158,000	8,329,760
Cummins, Inc.	268,000	21,335,480
Cyberonics, Inc. (a)	45,000	1,071,900
Delphi Financial Group, Inc. Class A	195,000	5,060,250
Dendreon Corp. (a)	14,000	460,740
Diamond Foods, Inc.	6,700	298,418
DigitalGlobe, Inc. (a)	32,000	872,320
Dr Pepper Snapple Group, Inc.	92,000	3,454,600
DSW, Inc. Class A (a)(d)	91,000	2,421,510
Eaton Corp.	21,000	1,647,660
eBay, Inc. (a)	376,000	7,862,160
Edwards Lifesciences Corp. (a)	205,000	11,849,000
EMC Corp. (a)	271,000	5,363,090
EnerSys (a)	38,000	920,360
Estee Lauder Companies, Inc. Class A	246,000	15,313,500
EXCO Resources, Inc.	132,000	1,915,320
Exxon Mobil Corp.	405,000	24,170,400
F5 Networks, Inc. (a)	17,000	1,493,110
Ford Motor Co. (a)	167,000	2,132,590

	Shares	Value
Forest Oil Corp. (a)	136,000	$ 3,888,240
Fossil, Inc. (a)	101,000	3,999,600
Freeport-McMoRan Copper & Gold, Inc.	65,000	4,650,100
G-III Apparel Group Ltd. (a)	88,600	2,285,880
General Electric Co.	713,000	11,493,560
Genworth Financial, Inc. Class A (a)	50,000	679,000
Gilead Sciences, Inc. (a)	13,000	433,160
ImmunoGen, Inc. (a)	45,523	429,282
Informatica Corp. (a)	4,200	126,546
iRobot Corp. (a)	166,543	3,390,815
J.B. Hunt Transport Services, Inc.	104,000	3,690,960
Jos. A. Bank Clothiers, Inc. (a)	127,000	7,452,360
Kulicke & Soffa Industries, Inc. (a)	142,000	954,240
Mako Surgical Corp. (a)(d)	155,200	1,702,544
MasterCard, Inc. Class A	9,000	1,890,360
Micromet, Inc. (a)	100,000	685,000
Micrus Endovascular Corp. (a)	90,000	2,093,400
MKS Instruments, Inc. (a)	43,000	922,780
Monolithic Power Systems, Inc. (a)	25,000	440,500
NetApp, Inc. (a)	67,000	2,834,100
Neurocrine Biosciences, Inc. (a)	24,740	140,523
Newmont Mining Corp.	92,000	5,142,800
NII Holdings, Inc. (a)	101,200	3,790,952
NuVasive, Inc. (a)	35,000	1,146,950
Occidental Petroleum Corp.	47,500	3,701,675
Oil States International, Inc. (a)	14,000	643,160
OpenTable, Inc. (a)(d)	29,000	1,296,300
Orthofix International NV (a)	18,000	545,040
PACCAR, Inc.	48,000	2,199,360
PDL BioPharma, Inc.	57,000	354,540
Perrigo Co.	183,000	10,249,830
Petrohawk Energy Corp. (a)	29,000	457,330
Phillips-Van Heusen Corp.	110,300	5,723,467
Polo Ralph Lauren Corp. Class A	64,000	5,056,640
Praxair, Inc.	29,000	2,517,780
Public Storage	44,000	4,317,280
QEP Resources, Inc. (a)	72,000	2,478,240
Questar Corp.	158,000	2,599,100
Red Hat, Inc. (a)	68,000	2,186,200
Regal-Beloit Corp.	128,650	7,825,780
Roper Industries, Inc.	13,000	812,500
Salesforce.com, Inc. (a)	22,000	2,176,900
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,000	1,112,700
Skyworks Solutions, Inc. (a)	539,000	9,448,670
Southwest Airlines Co.	339,000	4,084,950
Stericycle, Inc. (a)	27,000	1,701,000
Susser Holdings Corp. (a)	5,000	60,050
SVB Financial Group (a)	189,900	8,201,781
Symmetry Medical, Inc. (a)	129,000	1,255,170
Taleo Corp. Class A (a)	72,400	1,781,040
Targacept, Inc. (a)	26,000	562,380
Tempur-Pedic International, Inc. (a)	26,000	797,420
Common Stocks - continued
	Shares	Value
United States of America - continued
Tenneco, Inc. (a)	28,000	$ 772,800
Teradyne, Inc. (a)	1,248,000	13,428,480
Thoratec Corp. (a)	53,000	1,949,340
TIBCO Software, Inc. (a)	35,000	474,600
TJX Companies, Inc.	337,000	13,992,240
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	36,100	911,886
Union Pacific Corp.	337,600	25,208,597
Viacom, Inc. Class B (non-vtg.)	47,100	1,556,184
Virgin Media, Inc.	135,900	2,925,927
VMware, Inc. Class A (a)	38,000	2,946,140
Volcano Corp. (a)	134,000	2,957,380
WebMD Health Corp. (a)	71,660	3,315,708
WMS Industries, Inc. (a)	229,000	8,818,790
Wright Medical Group, Inc. (a)	91,000	1,420,510
Wyndham Worldwide Corp.	472,370	12,059,606
ZIOPHARM Oncology, Inc. (a)	270,000	1,009,800
TOTAL UNITED STATES OF AMERICA		478,221,560
TOTAL COMMON STOCKS (Cost $918,112,744)		971,026,040
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	41,900	733,963
Italy - 0.1%
Intesa Sanpaolo SpA	347,700	904,084
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,714,451)		1,638,047
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	28,657,611	$ 28,657,611
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	8,133,500	8,133,500
TOTAL MONEY MARKET FUNDS (Cost $36,791,111)		36,791,111
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $957,618,306)	1,009,455,198
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(10,894,407)
NET ASSETS - 100%	$ 998,560,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,909,624 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,054
Fidelity Securities Lending Cash Central Fund	245,006
Total	$ 272,060
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 478,221,560	$ 478,221,560	$ -	$ -
United Kingdom	112,787,103	49,419,197	63,367,906	-
Japan	85,810,331	67,131,430	18,678,901	-
France	42,289,959	37,288,031	5,001,928	-
Switzerland	32,744,484	25,664,829	7,079,655	-
Germany	30,409,220	30,409,220	-	-
Netherlands	16,821,213	6,870,317	9,950,896	-
Spain	16,002,437	8,481,487	7,520,950	-
Australia	13,660,281	13,660,281	-	-
Other	143,917,499	124,129,570	19,787,929	-
Money Market Funds	36,791,111	36,791,111	-	-
Total Investments in Securities:	$ 1,009,455,198	$ 878,067,033	$ 131,388,165	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $969,551,425. Net unrealized appreciation aggregated $39,903,773, of which $100,768,455 related to appreciated investment securities and $60,864,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883452.101

AWLD-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.4%
Australia & New Zealand Banking Group Ltd.	150,512	$ 3,139,198
Commonwealth Bank of Australia	71,798	3,414,635
JB Hi-Fi Ltd.	75,078	1,300,263
Macquarie Group Ltd.	78,951	2,657,524
Wesfarmers Ltd.	61,452	1,728,755
Westfield Group unit	128,519	1,419,906
TOTAL AUSTRALIA		13,660,281
Bailiwick of Jersey - 0.6%
Experian PLC	201,300	1,981,136
Informa PLC	317,547	1,954,312
Shire PLC	111,800	2,555,994
TOTAL BAILIWICK OF JERSEY		6,491,442
Belgium - 0.8%
Anheuser-Busch InBev SA NV	129,929	6,881,251
Delhaize Group SA	16,600	1,225,778
TOTAL BELGIUM		8,107,029
Bermuda - 0.6%
Huabao International Holdings Ltd.	1,652,000	2,131,064
Li & Fung Ltd.	258,000	1,182,465
Noble Group Ltd.	1,474,363	1,788,881
Signet Jewelers Ltd. (a)	23,500	699,595
TOTAL BERMUDA		5,802,005
British Virgin Islands - 0.1%
Playtech Ltd.	200,359	1,390,526
Canada - 1.2%
Dollarama, Inc.	31,500	786,313
Dollarama, Inc. (e)	39,800	993,500
InterOil Corp. (a)(d)	13,400	804,000
Keyera Facilities Income Fund	82,000	2,288,613
Niko Resources Ltd.	26,700	2,880,000
Open Text Corp. (a)	51,400	2,034,599
Petrobank Energy & Resources Ltd. (a)	46,800	1,928,090
TOTAL CANADA		11,715,115
Cayman Islands - 1.0%
Alibaba.com Ltd.	478,000	988,308
BaWang International (Group) Holding Ltd.	1,691,000	1,031,907
Belle International Holdings Ltd.	489,000	754,196
Bosideng International Holdings Ltd.	3,096,000	956,601
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,095,072
Eurasia Drilling Co. Ltd. GDR (e)	27,400	561,700
Hengdeli Holdings Ltd.	4,104,000	1,880,945
Herbalife Ltd.	31,000	1,538,840
Peak Sport Products Co. Ltd.	508,000	355,780
Shenguan Holdings Group Ltd.	608,000	554,186
TOTAL CAYMAN ISLANDS		9,717,535

	Shares	Value
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	27,000	$ 2,198,070
Comba Telecom Systems Holdings Ltd.	371,800	382,929
ZTE Corp. (H Shares)	521,376	1,668,000
TOTAL CHINA		4,248,999
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	50,830
Denmark - 1.3%
Carlsberg AS Series B	19,000	1,684,975
Novo Nordisk AS Series B	92,116	7,883,142
William Demant Holding AS (a)	53,200	3,899,038
TOTAL DENMARK		13,467,155
France - 4.2%
Atos Origin SA (a)	65,745	2,823,444
AXA SA	134,237	2,474,778
BNP Paribas SA	53,888	3,702,083
Carrefour SA	33,272	1,531,871
Compagnie Generale de Geophysique SA (a)	58,200	1,123,607
Danone	33,565	1,882,868
Essilor International SA	22,037	1,378,652
GDF Suez	48,600	1,614,608
Iliad Group SA	27,158	2,391,025
LVMH Moet Hennessy - Louis Vuitton	26,248	3,202,771
Pernod-Ricard SA	21,114	1,652,787
PPR SA	34,650	4,635,785
Sanofi-Aventis	66,705	3,878,321
Schneider Electric SA	32,066	3,698,700
Societe Generale Series A	64,751	3,733,134
Unibail-Rodamco	6,389	1,260,723
Vallourec SA	13,400	1,304,802
TOTAL FRANCE		42,289,959
Germany - 3.0%
BASF AG	32,908	1,921,930
Bayerische Motoren Werke AG (BMW)	100,009	5,384,623
Deutsche Bank AG	32,600	2,277,422
Deutsche Boerse AG	34,423	2,410,159
GEA Group AG	110,697	2,505,369
HeidelbergCement AG	68,666	3,458,566
Kabel Deutschland Holding AG	40,500	1,277,413
MAN SE	15,961	1,481,781
Metro AG	23,500	1,304,631
Munich Re Group	13,368	1,852,084
Siemens AG	59,514	5,801,279
TOTAL GERMANY		29,675,257
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	58,200	1,372,723
Hong Kong - 0.5%
BYD Electronic International Co. Ltd.	1,094,500	610,130
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Henderson Land Development Co. Ltd.	203,000	$ 1,263,605
Techtronic Industries Co. Ltd.	3,575,500	2,950,622
TOTAL HONG KONG		4,824,357
India - 1.1%
Adani Enterprises Ltd.	108,277	1,362,887
Housing Development Finance Corp. Ltd.	16,323	1,051,416
IndusInd Bank Ltd.	112,500	495,378
Infrastructure Development Finance Co. Ltd.	329,354	1,320,327
Larsen & Toubro Ltd.	43,646	1,688,348
LIC Housing Finance Ltd.	55,600	1,362,161
Reliance Industries Ltd.	49,372	1,074,667
Rural Electrification Corp. Ltd.	149,130	1,013,702
State Bank of India	11,744	633,697
Titan Industries Ltd.	8,771	530,552
TOTAL INDIA		10,533,135
Indonesia - 0.2%
PT XL Axiata Tbk (a)	4,163,000	2,211,888
Ireland - 0.8%
Bank of Ireland (a)	582,300	630,446
CRH PLC	82,810	1,726,692
Ingersoll-Rand Co. Ltd.	39,200	1,468,432
James Hardie Industries NV unit (a)	299,330	1,763,225
Paddy Power PLC (Ireland)	53,800	1,954,952
TOTAL IRELAND		7,543,747
Israel - 0.4%
Israel Chemicals Ltd.	81,400	1,012,911
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,400	2,755,140
TOTAL ISRAEL		3,768,051
Italy - 0.5%
Intesa Sanpaolo SpA	304,069	1,006,623
Prysmian SpA	75,500	1,277,270
Saipem SpA	89,340	3,213,780
TOTAL ITALY		5,497,673
Japan - 8.6%
ABC-Mart, Inc.	67,200	2,184,923
Asics Corp.	155,000	1,531,617
Canon, Inc.	89,550	3,877,578
Denso Corp.	86,400	2,476,283
Don Quijote Co. Ltd.	34,200	890,367
Fast Retailing Co. Ltd.	4,800	718,126
Goldcrest Co. Ltd.	23,480	479,788
GREE, Inc.	10,400	853,179
Honda Motor Co. Ltd.	94,600	2,991,959
JSR Corp.	126,300	2,212,533
Keyence Corp.	15,100	3,476,887
Konica Minolta Holdings, Inc.	188,500	1,984,784

	Shares	Value
Mazda Motor Corp.	1,124,000	$ 2,718,149
Misumi Group, Inc.	46,300	890,374
Mitsubishi Corp.	107,700	2,329,086
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,358,351
Mitsui & Co. Ltd.	120,900	1,549,982
Mizuho Financial Group, Inc.	1,079,300	1,748,989
NHK Spring Co. Ltd.	68,000	624,727
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,762,493
Nintendo Co. Ltd.	4,700	1,313,879
Nippon Electric Glass Co. Ltd.	102,000	1,299,416
Nitori Co. Ltd.	5,400	465,490
NSK Ltd.	307,000	2,184,611
Omron Corp.	182,800	4,407,928
ORIX Corp.	66,920	5,265,328
Rakuten, Inc.	4,389	3,361,895
Ricoh Co. Ltd.	219,000	3,033,185
Sawai Pharmaceutical Co. Ltd.	9,100	808,655
Shin-Etsu Chemical Co., Ltd.	37,100	1,848,024
SMC Corp.	19,400	2,567,961
SOFTBANK CORP.	185,000	5,533,410
Sony Corp.	68,100	2,129,800
Sony Financial Holdings, Inc.	381	1,382,048
Start Today Co. Ltd.	204	630,942
Sumitomo Mitsui Financial Group, Inc.	106,400	3,294,491
THK Co. Ltd.	70,200	1,386,536
Tokyo Electron Ltd.	31,000	1,664,333
Toyota Motor Corp.	73,300	2,572,224
TOTAL JAPAN		85,810,331
Korea (South) - 0.8%
Kia Motors Corp.	50,390	1,316,466
NCsoft Corp.	7,836	1,245,544
NHN Corp. (a)	6,568	1,021,781
Samsung Electronics Co. Ltd.	3,425	2,345,592
Shinhan Financial Group Co. Ltd.	56,700	2,328,036
TOTAL KOREA (SOUTH)		8,257,419
Luxembourg - 0.1%
Millicom International Cellular SA	15,000	1,398,300
Mexico - 0.4%
Grupo Modelo SAB de CV Series C	389,000	2,111,498
Wal-Mart de Mexico SA de CV Series V	831,200	1,930,519
TOTAL MEXICO		4,042,017
Netherlands - 1.7%
Aegon NV (a)	221,800	1,332,457
ASML Holding NV (Netherlands)	51,500	1,653,175
Gemalto NV	44,979	1,846,636
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,437,745
Koninklijke Ahold NV	228,653	2,935,447
Koninklijke Philips Electronics NV	177,781	5,527,519
Common Stocks - continued
	Shares	Value
Netherlands - continued
Randstad Holdings NV (a)	10,195	$ 458,025
Wolters Kluwer NV (Certificaten Van Aandelen)	80,800	1,630,209
TOTAL NETHERLANDS		16,821,213
Norway - 0.6%
Aker Solutions ASA	102,200	1,325,142
DnB NOR ASA	195,400	2,427,419
Pronova BioPharma ASA (a)	319,600	784,069
Yara International ASA	33,200	1,251,799
TOTAL NORWAY		5,788,429
Singapore - 0.2%
K-Green Trust (a)	46,800	39,576
Keppel Corp. Ltd.	234,000	1,607,148
TOTAL SINGAPORE		1,646,724
South Africa - 1.0%
African Rainbow Minerals Ltd.	33,000	773,844
AngloGold Ashanti Ltd. sponsored ADR	32,800	1,329,056
Clicks Group Ltd.	467,480	2,316,796
Mr. Price Group Ltd.	201,100	1,391,983
Sanlam Ltd.	389,600	1,336,357
Standard Bank Group Ltd.	72,700	1,131,219
Woolworths Holdings Ltd.	542,336	1,932,374
TOTAL SOUTH AFRICA		10,211,629
Spain - 1.6%
Antena 3 Television SA	118,200	861,173
Banco Bilbao Vizcaya Argentaria SA	227,085	3,045,655
Banco Santander SA (d)	477,562	6,205,009
Inditex SA	21,397	1,415,305
Telefonica SA	197,595	4,475,295
TOTAL SPAIN		16,002,437
Sweden - 0.8%
Elekta AB (B Shares)	134,000	3,885,592
H&M Hennes & Mauritz AB (B Shares)	42,246	1,330,942
Modern Times Group MTG AB (B Shares)	32,200	2,019,080
Skandinaviska Enskilda Banken AB (A Shares)	87,000	598,924
TOTAL SWEDEN		7,834,538
Switzerland - 3.3%
Adecco SA (Reg.)	13,014	663,476
BB BIOTECH AG	1,094	58,820
Compagnie Financiere Richemont SA Series A	38,215	1,491,469
Credit Suisse Group (Reg.)	34,493	1,563,704
Kuehne & Nagel International AG	10,620	1,138,931
Nestle SA	173,042	8,556,155
Novartis AG	86,475	4,204,429
Partners Group Holding	9,538	1,346,153

	Shares	Value
Roche Holding AG (participation certificate)	16,273	$ 2,117,029
Sonova Holding AG Class B	29,611	3,593,520
Swiss Reinsurance Co.	46,828	2,157,177
The Swatch Group AG (Bearer)	4,320	1,338,037
UBS AG (a)	77,250	1,311,522
Zurich Financial Services AG	13,722	3,204,062
TOTAL SWITZERLAND		32,744,484
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,251,587
HTC Corp.	129,150	2,374,059
TOTAL TAIWAN		3,625,646
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	467,000	2,007,205
Turkey - 0.1%
Turkiye Garanti Bankasi AS	282,000	1,459,298
United Kingdom - 11.3%
Aberdeen Asset Management PLC	860,419	1,894,672
Aegis Group PLC	401,246	737,556
Anglo American PLC (United Kingdom)	74,318	2,942,566
AstraZeneca PLC (United Kingdom)	71,698	3,593,215
Barclays PLC	1,108,831	5,740,220
BG Group PLC	121,882	1,952,697
BHP Billiton PLC	295,216	9,039,481
BlueBay Asset Management	163,000	718,374
BP PLC	1,228,500	7,852,615
British American Tobacco PLC (United Kingdom)	123,900	4,260,726
British Land Co. PLC	128,755	932,556
Britvic PLC	226,600	1,705,917
Burberry Group PLC	132,500	1,748,746
Carphone Warehouse Group PLC (a)	832,979	3,004,822
Centrica PLC	482,100	2,297,866
Cookson Group PLC (a)	82,570	574,992
HSBC Holdings PLC (United Kingdom)	1,018,019	10,347,529
IG Group Holdings PLC	288,329	2,142,596
Imperial Tobacco Group PLC	122,107	3,454,888
InterContinental Hotel Group PLC	115,278	1,997,115
International Personal Finance PLC	517,515	1,969,924
Johnson Matthey PLC	40,610	1,077,044
Legal & General Group PLC	996,089	1,399,009
Lloyds TSB Group PLC (a)	2,775,954	2,994,704
Ocado Group PLC (a)(e)	898,900	2,354,424
Reckitt Benckiser Group PLC	77,341	3,790,676
Rio Tinto PLC	82,540	4,269,877
Royal Dutch Shell PLC Class B	351,820	9,290,396
SABMiller PLC	65,900	1,998,935
Schroders PLC	85,800	1,733,245
Serco Group PLC	255,261	2,215,945
Standard Chartered PLC (United Kingdom)	96,936	2,800,474
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TalkTalk Telecom Group PLC (a)	1,214,758	$ 2,333,902
Ultra Electronics Holdings PLC	32,400	820,173
Vodafone Group PLC	1,708,600	3,982,028
Vodafone Group PLC sponsored ADR	47,212	1,108,538
Wolseley PLC (a)	75,760	1,708,660
TOTAL UNITED KINGDOM		112,787,103
United States of America - 47.9%
Abiomed, Inc. (a)	50,000	554,500
Amazon.com, Inc. (a)	19,800	2,334,222
American Express Co.	328,200	14,650,848
American Medical Systems Holdings, Inc. (a)	38,000	849,680
Amgen, Inc. (a)	43,000	2,344,790
Apple, Inc. (a)	89,600	23,049,600
Ardea Biosciences, Inc. (a)	25,400	506,730
AsiaInfo Holdings, Inc. (a)	39,100	797,640
Autoliv, Inc.	45,000	2,584,800
Baker Hughes, Inc.	17,000	820,590
Berkshire Hathaway, Inc. Class B (a)	150,000	11,718,000
BioMarin Pharmaceutical, Inc. (a)	124,000	2,709,400
C.H. Robinson Worldwide, Inc.	62,000	4,042,400
Capital One Financial Corp.	19,000	804,270
Caterpillar, Inc.	37,000	2,580,750
Central European Distribution Corp. (a)	30,000	782,100
Chevron Corp.	125,000	9,526,250
Cisco Systems, Inc. (a)	67,700	1,561,839
Citigroup, Inc. (a)	371,600	1,523,560
Citrix Systems, Inc. (a)	211,000	11,609,220
Cloud Peak Energy, Inc.	48,000	736,800
Cognizant Technology Solutions Corp. Class A (a)	159,000	8,675,040
Comerica, Inc.	326,000	12,505,360
Concur Technologies, Inc. (a)	61,000	2,823,080
CSX Corp.	158,000	8,329,760
Cummins, Inc.	268,000	21,335,480
Cyberonics, Inc. (a)	45,000	1,071,900
Delphi Financial Group, Inc. Class A	195,000	5,060,250
Dendreon Corp. (a)	14,000	460,740
Diamond Foods, Inc.	6,700	298,418
DigitalGlobe, Inc. (a)	32,000	872,320
Dr Pepper Snapple Group, Inc.	92,000	3,454,600
DSW, Inc. Class A (a)(d)	91,000	2,421,510
Eaton Corp.	21,000	1,647,660
eBay, Inc. (a)	376,000	7,862,160
Edwards Lifesciences Corp. (a)	205,000	11,849,000
EMC Corp. (a)	271,000	5,363,090
EnerSys (a)	38,000	920,360
Estee Lauder Companies, Inc. Class A	246,000	15,313,500
EXCO Resources, Inc.	132,000	1,915,320
Exxon Mobil Corp.	405,000	24,170,400
F5 Networks, Inc. (a)	17,000	1,493,110
Ford Motor Co. (a)	167,000	2,132,590

	Shares	Value
Forest Oil Corp. (a)	136,000	$ 3,888,240
Fossil, Inc. (a)	101,000	3,999,600
Freeport-McMoRan Copper & Gold, Inc.	65,000	4,650,100
G-III Apparel Group Ltd. (a)	88,600	2,285,880
General Electric Co.	713,000	11,493,560
Genworth Financial, Inc. Class A (a)	50,000	679,000
Gilead Sciences, Inc. (a)	13,000	433,160
ImmunoGen, Inc. (a)	45,523	429,282
Informatica Corp. (a)	4,200	126,546
iRobot Corp. (a)	166,543	3,390,815
J.B. Hunt Transport Services, Inc.	104,000	3,690,960
Jos. A. Bank Clothiers, Inc. (a)	127,000	7,452,360
Kulicke & Soffa Industries, Inc. (a)	142,000	954,240
Mako Surgical Corp. (a)(d)	155,200	1,702,544
MasterCard, Inc. Class A	9,000	1,890,360
Micromet, Inc. (a)	100,000	685,000
Micrus Endovascular Corp. (a)	90,000	2,093,400
MKS Instruments, Inc. (a)	43,000	922,780
Monolithic Power Systems, Inc. (a)	25,000	440,500
NetApp, Inc. (a)	67,000	2,834,100
Neurocrine Biosciences, Inc. (a)	24,740	140,523
Newmont Mining Corp.	92,000	5,142,800
NII Holdings, Inc. (a)	101,200	3,790,952
NuVasive, Inc. (a)	35,000	1,146,950
Occidental Petroleum Corp.	47,500	3,701,675
Oil States International, Inc. (a)	14,000	643,160
OpenTable, Inc. (a)(d)	29,000	1,296,300
Orthofix International NV (a)	18,000	545,040
PACCAR, Inc.	48,000	2,199,360
PDL BioPharma, Inc.	57,000	354,540
Perrigo Co.	183,000	10,249,830
Petrohawk Energy Corp. (a)	29,000	457,330
Phillips-Van Heusen Corp.	110,300	5,723,467
Polo Ralph Lauren Corp. Class A	64,000	5,056,640
Praxair, Inc.	29,000	2,517,780
Public Storage	44,000	4,317,280
QEP Resources, Inc. (a)	72,000	2,478,240
Questar Corp.	158,000	2,599,100
Red Hat, Inc. (a)	68,000	2,186,200
Regal-Beloit Corp.	128,650	7,825,780
Roper Industries, Inc.	13,000	812,500
Salesforce.com, Inc. (a)	22,000	2,176,900
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,000	1,112,700
Skyworks Solutions, Inc. (a)	539,000	9,448,670
Southwest Airlines Co.	339,000	4,084,950
Stericycle, Inc. (a)	27,000	1,701,000
Susser Holdings Corp. (a)	5,000	60,050
SVB Financial Group (a)	189,900	8,201,781
Symmetry Medical, Inc. (a)	129,000	1,255,170
Taleo Corp. Class A (a)	72,400	1,781,040
Targacept, Inc. (a)	26,000	562,380
Tempur-Pedic International, Inc. (a)	26,000	797,420
Common Stocks - continued
	Shares	Value
United States of America - continued
Tenneco, Inc. (a)	28,000	$ 772,800
Teradyne, Inc. (a)	1,248,000	13,428,480
Thoratec Corp. (a)	53,000	1,949,340
TIBCO Software, Inc. (a)	35,000	474,600
TJX Companies, Inc.	337,000	13,992,240
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	36,100	911,886
Union Pacific Corp.	337,600	25,208,597
Viacom, Inc. Class B (non-vtg.)	47,100	1,556,184
Virgin Media, Inc.	135,900	2,925,927
VMware, Inc. Class A (a)	38,000	2,946,140
Volcano Corp. (a)	134,000	2,957,380
WebMD Health Corp. (a)	71,660	3,315,708
WMS Industries, Inc. (a)	229,000	8,818,790
Wright Medical Group, Inc. (a)	91,000	1,420,510
Wyndham Worldwide Corp.	472,370	12,059,606
ZIOPHARM Oncology, Inc. (a)	270,000	1,009,800
TOTAL UNITED STATES OF AMERICA		478,221,560
TOTAL COMMON STOCKS (Cost $918,112,744)		971,026,040
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	41,900	733,963
Italy - 0.1%
Intesa Sanpaolo SpA	347,700	904,084
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,714,451)		1,638,047
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	28,657,611	$ 28,657,611
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	8,133,500	8,133,500
TOTAL MONEY MARKET FUNDS (Cost $36,791,111)		36,791,111
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $957,618,306)	1,009,455,198
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(10,894,407)
NET ASSETS - 100%	$ 998,560,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,909,624 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,054
Fidelity Securities Lending Cash Central Fund	245,006
Total	$ 272,060
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 478,221,560	$ 478,221,560	$ -	$ -
United Kingdom	112,787,103	49,419,197	63,367,906	-
Japan	85,810,331	67,131,430	18,678,901	-
France	42,289,959	37,288,031	5,001,928	-
Switzerland	32,744,484	25,664,829	7,079,655	-
Germany	30,409,220	30,409,220	-	-
Netherlands	16,821,213	6,870,317	9,950,896	-
Spain	16,002,437	8,481,487	7,520,950	-
Australia	13,660,281	13,660,281	-	-
Other	143,917,499	124,129,570	19,787,929	-
Money Market Funds	36,791,111	36,791,111	-	-
Total Investments in Securities:	$ 1,009,455,198	$ 878,067,033	$ 131,388,165	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $969,551,425. Net unrealized appreciation aggregated $39,903,773, of which $100,768,455 related to appreciated investment securities and $60,864,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010